UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-8399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 – June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PIMCO VARIABLE INSURANCE TRUST

HIGH YIELD PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

High Yield Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                                                    Merrill Lynch
                      High Yield                   U.S. High Yield
                  Portfolio Admin. Class           BB-B Rated Index
                  ----------------------           ----------------
04/30/1998              $10,000                        $10,000
05/31/1998              $10,004                        $10,069
06/30/1998              $10,101                        $10,126
07/31/1998              $10,195                        $10,189
08/31/1998               $9,722                         $9,739
09/30/1998               $9,858                         $9,806
10/31/1998               $9,760                         $9,617
11/30/1998              $10,152                        $10,066
12/31/1998              $10,180                        $10,062
01/31/1999              $10,357                        $10,173
02/28/1999              $10,279                        $10,106
03/31/1999              $10,383                        $10,219
04/30/1999              $10,539                        $10,370
05/31/1999              $10,335                        $10,263
06/30/1999              $10,331                        $10,244
07/31/1999              $10,338                        $10,260
08/31/1999              $10,288                        $10,175
09/30/1999              $10,292                        $10,159
10/31/1999              $10,277                        $10,121
11/30/1999              $10,403                        $10,243
12/31/1999              $10,486                        $10,321
01/31/2000              $10,419                        $10,272
02/29/2000              $10,401                        $10,276
03/31/2000              $10,205                        $10,117
04/30/2000              $10,253                        $10,127
05/31/2000              $10,226                        $10,020
06/30/2000              $10,393                        $10,240
07/31/2000              $10,443                        $10,290
08/31/2000              $10,619                        $10,409
09/30/2000              $10,589                        $10,317
10/31/2000              $10,397                        $10,014
11/30/2000              $10,162                         $9,661
12/31/2000              $10,396                         $9,922
01/31/2001              $10,726                        $10,542
02/28/2001              $10,742                        $10,672
03/31/2001              $10,540                        $10,478
04/30/2001              $10,417                        $10,372
05/31/2001              $10,516                        $10,530
06/30/2001              $10,354                        $10,286
07/31/2001              $10,514                        $10,439
08/31/2001              $10,607                        $10,530
09/30/2001              $10,155                         $9,894
10/31/2001              $10,450                        $10,216
11/30/2001              $10,678                        $10,551
12/31/2001              $10,640                        $10,457
01/31/2002              $10,682                        $10,509
02/28/2002              $10,603                        $10,412
03/31/2002              $10,701                        $10,636
04/30/2002              $10,814                        $10,776
05/31/2002              $10,751                        $10,755
06/30/2002              $10,185                         $9,974
07/31/2002               $9,566                         $9,586
08/31/2002               $9,966                         $9,889
09/30/2002               $9,673                         $9,738
10/31/2002               $9,744                         $9,649
11/30/2002              $10,351                        $10,210
12/31/2002              $10,513                        $10,322
01/31/2003              $10,788                        $10,553
02/28/2003              $10,945                        $10,675
03/31/2003              $11,176                        $10,917
04/30/2003              $11,740                        $11,444
05/31/2003              $11,846                        $11,520
06/30/2003              $12,076                        $11,816
07/31/2003              $11,811                        $11,620
08/31/2003              $11,994                        $11,754
09/30/2003              $12,263                        $12,045
10/31/2003              $12,478                        $12,265
11/30/2003              $12,589                        $12,422
12/31/2003              $12,916                        $12,690
01/31/2004              $13,016                        $12,854
02/29/2004              $12,970                        $12,882
03/31/2004              $13,046                        $12,996
04/30/2004              $12,928                        $12,887
05/31/2004              $12,767                        $12,680
06/30/2004              $12,932                        $12,841

SECTOR BREAKDOWN‡

Industrials	56.6%
Utilities	12.7%
Banking & Finance	10.8%
Short-Term Instruments	6.5%
Sovereign Issues	5.8%
Other	7.6%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	5 Years*	Since Inception*
	High Yield Portfolio Administrative Class (Inception 04/30/98)	0.13%	7.09%	4.59%	4.27%
- - - - - - -	Merrill Lynch U.S. High Yield BB-B Rated Index	1.18%	8.67%	4.62%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,001.30	$1,025.00
Expenses Paid During Period†	$3.73	$3.78

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Portfolio’s Administrative Class shares returned 0.13% for the six-month period ended June 30, 2004, compared to 1.18% for the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	During the semi-annual period, chemical issues outperformed the high yield market by more than 3%, thus the Portfolio’s underweight to the sector hurt performance.
•	An overweight to telecom, with an emphasis on large-cap issues, was a detriment to relative performance as this sector was one of the worst performers during the period.

•	Although an overweight to the cable/pay TV sector was a slight detractor to performance, security selection was a strong positive and more than offset the negative impact.

•	As the airline sector fell lower, due in part to high fuel prices and the threat of terrorism, an emphasis on higher quality secured issues boosted returns.

•	Modest exposure to emerging market sovereign debt detracted from performance, as this asset class declined approximately 2.25% over the 6-month period.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

High Yield Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		12/31/2000	12/31/1999

Net asset value beginning of period	$8.19		$7.17		$7.88		$8.33		$9.18	$9.67
Net investment income (a)	0.26	(c)	0.55	(c)	0.59	(c)	0.64		0.77	0.77
Net realized/unrealized gain (loss) on investments (a)	(0.25	)(c)	1.04	(c)	(0.70	)(c)	(0.45)		(0.85)	(0.49)
Total income (loss) from investment operations	0.01		1.59		(0.11)		0.19		(0.08)	0.28
Dividends from net investment income	(0.27)		(0.57)		(0.60)		(0.64)		(0.77)	(0.77)
Distributions from net realized capital gains	0.00		0.00		0.00		0.00		0.00	0.00
Total distributions	(0.27)		(0.57)		(0.60)		(0.64)		(0.77)	(0.77)
Net asset value end of period	$7.93		$8.19		$7.17		$7.88		$8.33	$9.18
Total return	0.13%		22.85%		(1.19)%		2.35%		(0.86)%	3.01%
Net assets end of period (000s)	$338,692		$955,599		$481,473		$264,718		$169,557	$151,020
Ratio of net expenses to average net assets	0.75	%*	0.75%		0.75	%(b)	0.75	%(b)	0.75%	0.75	%(b)
Ratio of net investment income to average net assets	6.55	%*(c)	7.14	%(c)	8.14	%(c)	7.88%		8.81%	8.25%
Portfolio turnover rate	49%		97%		102%		129%		59%	13%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.76%.
(c)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to (reduce) the net investment income ratio for the period ending June 30, 2004 by (0.05)% and the net investment income per share by $0.00. For consistency, similar reclassifications have been made to prior year amounts, resulting in (reductions) to the net investment income ratio of (0.07)% and (0.13)% and to the net investment income per share of $(0.01) and $(0.01) in the fiscal years ending December 31, 2003 and 2002, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

High Yield Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$330,645
Cash	14
Foreign currency, at value	2,543
Receivable for investments sold	2,465
Unrealized appreciation on forward foreign currency contracts	101
Receivable for Portfolio shares sold	173
Interest and dividends receivable	6,596
Variation margin receivable	100
Unrealized appreciation on swap agreements	21
342,658

Liabilities:

Payable for investments purchased	$2,859
Unrealized depreciation on forward foreign currency contracts	9
Written options outstanding	398
Payable for Portfolio shares redeemed	12
Dividends payable	4
Accrued investment advisory fee	67
Accrued administration fee	94
Accrued servicing fee	32
Recoupment payable to Manager	2
Unrealized depreciation on swap agreements	171
3,648

Net Assets	$339,010

Net Assets Consist of:

Paid in capital	$330,728
(Overdistributed) net investment income	(2,710)
Accumulated undistributed net realized gain	11,543
Net unrealized (depreciation)	(551)
$339,010

Net Assets:

Institutional Class	$319
Administrative Class	338,692

Shares Issued and Outstanding:

Institutional Class	40
Administrative Class	42,722

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$7.93
Administrative Class	7.93

Cost of Investments Owned	$332,203
Cost of Foreign Currency Held	$2,530

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

High Yield Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$26,945
Dividends	384
Miscellaneous income	105
Total Income	27,434

Expenses:

Investment advisory fees	937
Administration fees	1,312
Distribution and/or servicing fees - Administrative Class	562
Trustees’ fees	8
Interest expense	5
Miscellaneous expense	2
Total Expenses	2,826

Net Investment Income	24,608

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	32,492
Net realized gain on futures contracts, options, and swaps	2,120
Net realized gain on foreign currency transactions	754
Net change in unrealized (depreciation) on investments	(60,044)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(331)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	738
Net (Loss)	(24,271)

Net Increase in Assets Resulting from Operations	$337

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

High Yield Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$24,608	$51,650
Net realized gain	35,366	15,242
Net change in unrealized appreciation (depreciation)	(59,637)	74,319
Net increase resulting from operations	337	141,211

Distributions to Shareholders:

From net investment income
Institutional Class	(3)	(1)
Administrative Class	(24,831)	(52,189)
Total Distributions	(24,834)	(52,190)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	298	0
Administrative Class	155,987	820,631

Issued as reinvestment of distributions
Institutional Class	3	1
Administrative Class	21,323	52,190

Cost of shares redeemed
Institutional Class	(1)	0
Administrative Class	(769,715)	(487,714)
Net increase (decrease) resulting from Portfolio share transactions	(592,105)	385,108

Total Increase (Decrease) in Net Assets	(616,602)	474,129

Net Assets:

Beginning of period	955,612	481,483
End of period*	$339,010	$955,612

*Including (overdistributed) net investment income of:	$(2,710)	$(2,484)

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

High Yield Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 78.2%
Banking & Finance 10.6%
AES Ironwood LLC
8.857% due 11/30/2025	$1,645	$1,752
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	1,425	1,484
Bluewater Finance Ltd.
10.250% due 02/15/2012	1,675	1,775
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	1,000	1,008
Cedar Brakes II LLC
9.875% due 09/01/2013	572	573
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	1,050	1,134
Dow Jones TRAC-X N.A. High Yield Index
7.375% due 03/25/2009	3,520	3,445
8.000% due 03/25/2009	3,500	3,402
Eircom Funding
8.250% due 08/15/2013	800	836
FINOVA Group, Inc.
7.500% due 11/15/2009	1,380	762
Ford Motor Credit Co.
7.000% due 10/01/2013	1,650	1,668
Forest City Enterprises, Inc.
7.625% due 06/01/2015	425	429
General Motors Acceptance Corp.
7.000% due 02/01/2012	400	412
6.875% due 08/28/2012	825	841
8.000% due 11/01/2031	425	437
JET Equipment Trust
10.000% due 06/15/2012 (b)	800	540
7.630% due 08/15/2012 (b)	403	259
JSG Funding PLC
9.625% due 10/01/2012	1,840	2,024
Mizuho Preferred Capital Co.
9.870% due 06/30/2008 (c)	1,575	1,783
8.790% due 12/29/2049 (c)	700	770
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,600	2,236
7.750% due 02/15/2031	140	111
Riggs Capital Trust
8.625% due 12/31/2026	150	151
8.875% due 03/15/2027	550	554
Rotech Healthcare, Inc.
9.500% due 04/01/2012	2,000	2,145
Targeted Return Index Securities Trust
4.149% due 08/01/2015 (b)	3,225	3,352
UGS Corp.
10.000% due 06/01/2012	375	401
Universal City Development Partners
11.750% due 04/01/2010	550	639
Ventas Capital Corp.
8.750% due 05/01/2009	825	895

		35,818

Industrials 55.2%
Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	700	721
6.950% due 04/01/2008	250	254
5.250% due 06/20/2008	375	358
8.550% due 08/01/2010	350	371
6.000% due 06/20/2013	400	356
8.850% due 08/01/2030	1,053	1,031
Ahold Finance USA, Inc.
8.250% due 07/15/2010	150	159
Alderwoods Group, Inc.
12.250% due 01/02/2009	1,000	1,110
Allied Waste North America, Inc.
8.875% due 04/01/2008	600	660
8.500% due 12/01/2008	350	385
10.000% due 08/01/2009	1	1
6.375% due 04/15/2011	700	689
9.250% due 09/01/2012	2,500	2,812
7.875% due 04/15/2013	300	315
7.375% due 04/15/2014	400	391

American Media Operations, Inc.
10.250% due 05/01/2009	$1,900	$1,981
American Tower Escrow Corp.
0.000% due 08/01/2008	3,150	2,315
AmeriGas Partners LP
10.000% due 04/15/2006	120	130
8.830% due 04/19/2010	488	523
8.875% due 05/20/2011	200	214
Arco Chemical Co.
10.250% due 11/01/2010	50	51
ArvinMeritor, Inc.
6.625% due 06/15/2007	250	257
8.750% due 03/01/2012	1,050	1,144
Aviall, Inc.
7.625% due 07/01/2011	650	679
Boise Cascade Corp.
7.000% due 11/01/2013	500	514
Boyd Gaming Corp.
7.750% due 12/15/2012	900	913
Cablevision Systems Corp.
8.000% due 04/15/2012	1,000	990
Canwest Media, Inc.
10.625% due 05/15/2011	1,645	1,853
CCO Holdings LLC
8.750% due 11/15/2013	3,000	2,887
Chesapeake Energy Corp.
8.375% due 11/01/2008	650	705
7.500% due 06/15/2014	1,000	1,035
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	575	581
Colorado Interstate Gas Co.
6.850% due 06/15/2037	200	206
Commonwealth Brands, Inc.
9.750% due 04/15/2008	650	699
10.625% due 09/01/2008	850	914
Continental Airlines, Inc.
7.461% due 04/01/2015	81	76
7.373% due 12/15/2015	342	273
6.545% due 02/02/2019	169	158
Crown Castle International Corp.
9.375% due 08/01/2011	380	420
10.750% due 08/01/2011	1,000	1,125
Crown European Holdings S.A.
9.500% due 03/01/2011	2,025	2,217
10.875% due 03/01/2013	450	515
CSC Holdings, Inc.
8.125% due 07/15/2009	250	261
8.125% due 08/15/2009	2,305	2,409
7.625% due 04/01/2011	1,000	1,007
6.750% due 04/15/2012	1,250	1,206
Delhaize America, Inc.
8.125% due 04/15/2011	1,725	1,892
Dex Media West LLC
8.500% due 08/15/2010	1,150	1,259
9.875% due 08/15/2013	1,650	1,819
Dimon, Inc.
7.750% due 06/01/2013	150	140
DirecTV Holdings LLC
8.375% due 03/15/2013	1,375	1,528
Dobson Communications Corp.
8.875% due 10/01/2013	650	497
Dresser, Inc.
9.375% due 04/15/2011	1,650	1,774
Dunlop Standard Aerospace Holdings PLC
11.875% due 05/15/2009	1,048	1,119
Dura Operating Corp.
8.625% due 04/15/2012	1,875	1,922
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,100	1,050
7.670% due 11/08/2016	1,400	1,218
Dynegy Holdings, Inc.
9.875% due 07/15/2010	600	648
10.125% due 07/15/2013	1,150	1,251

EchoStar DBS Corp.
10.375% due 10/01/2007	$550	$591
El Paso CGP Co.
7.500% due 08/15/2006	1,200	1,191
6.500% due 06/01/2008	250	226
7.625% due 09/01/2008	750	697
7.750% due 06/15/2010	250	227
9.625% due 05/15/2012	200	191
7.750% due 10/15/2035	400	316
El Paso Corp.
7.000% due 05/15/2011	100	88
7.875% due 06/15/2012	2,155	1,945
7.375% due 12/15/2012	300	262
7.800% due 08/01/2031	700	565
El Paso Production Holding Co.
7.750% due 06/01/2013	1,650	1,522
Encore Acquisition Co.
6.250% due 04/15/2014	550	520
Equistar Chemicals LP
10.125% due 09/01/2008	430	473
8.750% due 02/15/2009	1,435	1,503
10.625% due 05/01/2011	400	446
Evergreen Resources, Inc.
5.875% due 03/15/2012	700	710
EXCO Resources, Inc.
7.250% due 01/15/2011	500	510
Extendicare Health Services
9.500% due 07/01/2010	800	892
Ferrellgas Partners LP
6.990% due 08/01/2005 (i)	1,000	1,013
8.870% due 08/01/2009 (i)(l)	1,200	1,273
6.750% due 05/01/2014	400	388
Fimep S.A.
10.500% due 02/15/2013	385	441
Fisher Scientific International
8.000% due 09/01/2013	650	699
Fresenius Medical Care
7.875% due 06/15/2011	2,250	2,396
General Motors Corp.
8.250% due 07/15/2023	450	472
Georgia-Pacific Corp.
8.125% due 06/15/2023	600	619
8.000% due 01/15/2024	2,750	2,764
8.875% due 05/15/2031	650	697
Grief Brothers Corp.
8.875% due 08/01/2012	400	432
GulfTerra Energy Partners LP
8.500% due 06/01/2010	649	709
Hanover Compressor Co.
9.000% due 06/01/2014	500	521
Hanover Equipment Trust
8.500% due 09/01/2008	2,300	2,444
HCA, Inc.
7.875% due 02/01/2011	950	1,043
6.250% due 02/15/2013	1,350	1,344
6.750% due 07/15/2013	625	641
HealthSouth Corp.
8.500% due 02/01/2008 (b)	110	109
8.375% due 10/01/2011 (b)	1,000	972
Hilton Hotels Corp.
7.625% due 12/01/2012	1,500	1,620
HMH Properties, Inc.
7.875% due 08/01/2008	550	566
Hollinger International Publishing
9.000% due 12/15/2010	2,550	2,958
Hollinger Participation Trust
12.125% due 11/15/2010 (d)	389	398
Horizon Lines LLC
9.000% due 11/01/2012	275	277
Host Marriott LP
9.500% due 01/15/2007	250	274
9.250% due 10/01/2007	1,200	1,329
7.125% due 11/01/2013	185	182
Ingles Markets, Inc.
8.875% due 12/01/2011	1,000	1,032

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Insight Midwest LP
9.750% due 10/01/2009	$445	$472
9.750% due 10/01/2009	900	954
10.500% due 11/01/2010	765	838
10.500% due 11/01/2010	150	164
Invensys PLC
9.875% due 03/15/2011	650	650
ISP Chemco, Inc.
10.250% due 07/01/2011	1,465	1,637
Johnsondiversey, Inc.
9.625% due 05/15/2012	390	427
K&F Industries, Inc.
9.625% due 12/15/2010	350	385
K2, Inc.
7.375% due 07/01/2014	150	153
Legrand S.A.
8.500% due 02/15/2025	550	569
Mail Well I Corp.
9.625% due 03/15/2012	1,000	1,080
Mandalay Resort Group
6.500% due 07/31/2009	750	766
9.375% due 02/15/2010	1,900	2,080
7.625% due 07/15/2013	200	200
MCI, Inc.
5.908% due 05/01/2007	300	292
6.688% due 05/01/2009	1,590	1,475
7.735% due 05/01/2014	257	231
Mediacom Broadband LLC
11.000% due 07/15/2013	1,515	1,621
Merisant Co.
9.500% due 07/15/2013	700	749
Meritor Automotive, Inc.
6.800% due 02/15/2009	250	256
MGM Mirage, Inc.
6.000% due 10/01/2009	350	345
8.375% due 02/01/2011	2,050	2,153
Midwest Generation LLC
8.300% due 07/02/2009	300	306
8.560% due 01/02/2016	3,575	3,593
8.750% due 05/01/2034	1,250	1,269
Nalco Co.
7.750% due 11/15/2011	2,750	2,894
Newpark Resources, Inc.
8.625% due 12/15/2007	890	908
Norampac, Inc.
6.750% due 06/01/2013	650	640
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	400	434
7.750% due 05/15/2011	150	157
8.750% due 11/15/2012	1,550	1,690
8.250% due 05/15/2013	850	882
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	417	477
PanAmSat Corp.
8.500% due 02/01/2012	625	713
Park Place Entertainment Corp.
9.375% due 02/15/2007	1,475	1,606
7.875% due 03/15/2010	600	636
7.000% due 04/15/2013	1,400	1,418
Peabody Energy Corp.
6.875% due 03/15/2013	1,800	1,832
Plains Exploration & Production Co
7.125% due 06/15/2014	1,625	1,662
Premcor Refining Group, Inc.
6.750% due 02/01/2011	1,000	1,033
6.750% due 05/01/2014	300	299
Pride International, Inc.
9.375% due 05/01/2007	1,330	1,360
Primedia, Inc.
7.625% due 04/01/2008	350	348
6.565% due 05/15/2010	150	153
8.000% due 05/15/2013	1,250	1,181
Quebecor Media, Inc.
11.125% due 07/15/2011	1,400	1,605
Qwest Communications International, Inc.
7.250% due 02/15/2011	2,400	2,250
7.500% due 02/15/2014	1,800	1,634

Qwest Corp.
7.200% due 11/01/2004	$470	$476
8.875% due 03/15/2012	1,650	1,790
Rayovac Corp.
8.500% due 10/01/2013	850	897
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	235	245
Roundy’s, Inc.
8.875% due 06/15/2012	1,900	2,024
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	1,450	4
9.250% due 05/15/2009 (b)	250	13
Saks, Inc.
8.250% due 11/15/2008	1	1
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	800	860
Six Flags, Inc.
9.750% due 04/15/2013	1,600	1,616
Sonat, Inc.
7.625% due 07/15/2011	2,650	2,378
SPX Corp.
6.250% due 06/15/2011	650	635
7.500% due 01/01/2013	1,875	1,931
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	550	582
7.875% due 05/01/2012	900	968
Station Casinos, Inc.
6.000% due 04/01/2012	825	802
6.500% due 02/01/2014	225	218
Stone Container Corp.
11.500% due 08/15/2006	450	454
9.750% due 02/01/2011	525	580
8.375% due 07/01/2012	650	683
Suburban Propane Partners LP
6.875% due 12/15/2013	500	486
Tenet Healthcare Corp.
6.375% due 12/01/2011	975	858
7.375% due 02/01/2013	2,975	2,707
9.875% due 07/01/2014	450	460
Tenneco Automotive, Inc.
10.250% due 07/15/2013	525	596
10.250% due 07/15/2013	1,075	1,220
Time Warner Telecom, Inc.
9.750% due 07/15/2008	950	893
10.125% due 02/01/2011	500	458
Toys “R” Us, Inc.
7.625% due 08/01/2011	750	757
7.875% due 04/15/2013	550	555
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	506
7.000% due 11/15/2013	550	525
Trinity Industries, Inc.
6.500% due 03/15/2014	900	828
TRW Automotive, Inc.
9.375% due 02/15/2013	1,220	1,382
Tyco International Group S.A.
6.750% due 02/15/2011	668	727
U.S. Airways, Inc.
9.625% due 09/01/2003 (b)	1,016	295
9.330% due 01/01/2006 (b)	84	22
United Airlines, Inc.
6.201% due 09/01/2008	225	185
7.730% due 07/01/2010	800	654
7.186% due 04/01/2011 (b)	196	163
6.602% due 09/01/2013	500	417
Valero Energy Corp.
7.800% due 06/14/2010	400	387
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,125	1,159
8.250% due 05/01/2012	790	841
Westlake Chemical Corp.
8.750% due 07/15/2011	400	436
Williams Cos., Inc.
8.625% due 06/01/2010	2,450	2,707
8.125% due 03/15/2012	450	483
7.625% due 07/15/2019	3,200	3,096
7.875% due 09/01/2021	700	677
8.750% due 03/15/2032	1,000	1,005

Young Broadcasting, Inc.
8.500% due 12/15/2008	$574	$607
8.500% due 12/15/2008	350	370
10.000% due 03/01/2011	580	593

		187,165

Utilities 12.4%
ACC Escrow Corp.
10.000% due 08/01/2011	1,600	1,388
AES Corp.
9.375% due 09/15/2010	300	321
8.875% due 02/15/2011	825	860
8.750% due 05/15/2013	2,850	3,067
8.540% due 11/30/2019	335	347
Calpine Corp.
8.500% due 07/15/2010	1,175	978
Centerpoint Energy, Inc.
7.250% due 09/01/2010	1,200	1,278
Cincinnati Bell, Inc.
7.250% due 07/15/2013	1,475	1,387
8.375% due 01/15/2014	900	806
CMS Energy Corp.
7.000% due 01/15/2005	1,950	1,970
8.900% due 07/15/2008	100	105
7.500% due 01/15/2009	2,200	2,200
7.750% due 08/01/2010	1,200	1,200
DPL, Inc.
6.875% due 09/01/2011	1,100	1,114
Edison International, Inc.
6.875% due 09/15/2004	1,000	1,009
El Paso Energy Partners
8.500% due 06/01/2011	321	349
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	1,050	1,145
8.625% due 11/14/2011	490	534
MSW Energy Holdings LLC
7.375% due 09/01/2010	650	650
Nextel Communications, Inc.
9.500% due 02/01/2011	1	1
6.875% due 10/31/2013	2,300	2,291
7.375% due 08/01/2015	1,875	1,903
Northwestern Bell Telephone
7.750% due 05/01/2030	713	631
Northwestern Corp.
7.250% due 03/03/2008	650	621
NRG Energy, Inc.
8.000% due 12/15/2013	2,150	2,182
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	700	737
8.625% due 02/15/2008	350	378
10.000% due 10/01/2009	690	783
8.500% due 06/15/2011	2,050	2,204
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	700	623
Reliant Resources, Inc.
9.250% due 07/15/2010	1,975	2,118
9.500% due 07/15/2013	350	379
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	350	324
Rural Cellular Corp.
8.250% due 03/15/2012	950	976
SESI LLC
8.875% due 05/15/2011	615	666
South Point Energy Corp.
8.400% due 05/30/2012	1,659	1,444
TECO Energy, Inc.
7.500% due 06/15/2010	1,950	1,979
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	500	483
Triton PCS, Inc.
8.500% due 06/01/2013	575	546

		41,977

Total Corporate Bonds & Notes (Cost $266,069)		264,960

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

High Yield Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

MUNICIPAL BONDS & NOTES 0.2%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	$650	$583

Total Municipal Bonds & Notes (Cost $623)		583

MORTGAGE-BACKED SECURITIES 0.2%
Continental Airlines, Inc.
6.920% due 04/02/2013 (i)(l)	840	829

Total Mortgage-Backed Securities (Cost $752)		829

ASSET-BACKED SECURITIES 3.9%

Allegheny Energy, Inc.
5.350% due 06/08/2011 (c)	36	37
5.430% due 06/08/2011 (c)	180	183
5.640% due 06/08/2011 (c)	1,584	1,615
Aquila, Inc.
8.000% due 04/15/2006 (c)	465	480
Brenntag
3.880% due 02/28/2012 (c)	1,250	1,268
Centennial Communications
3.875% due 01/20/2011 (c)	38	38
3.910% due 01/20/2011 (c)	754	759
3.910% due 01/20/2011 (c)	71	71
4.050% due 01/20/2011 (c)	35	36
DirecTV Holdings LLC
3.350% due 03/06/2010 (c)	330	335
3.950% due 04/06/2010 (c)	322	327
Inmarsat Ventures PLC
4.111% due 10/10/2010 (c)	600	607
4.611% due 10/10/2011 (c)	600	607
Invensys PLC
4.611% due 08/05/2009 (c)	87	89
4.611% due 09/30/2009 (c)	313	317
5.861% due 12/30/2009 (c)	900	925
Midwest Generation LLC
4.380% due 04/27/2011 (c)	1,000	1,013
4.570% due 04/27/2011 (c)	1,000	1,013
NRG Energy, Inc.
5.500% due 05/08/2010 (c)	378	390
5.070% due 12/23/2010 (c)	213	220
Qwest Corp.
6.500% due 06/30/2007 (c)	1,850	1,925
Tucson Electric Power Co.
5.000% due 03/30/2009 (c)	1,000	1,011

Total Asset-Backed Securities (Cost $13,090)		13,266

SOVEREIGN ISSUES 5.7%

Republic of Brazil
2.062% due 04/15/2006 (c)	1,056	1,042
11.000% due 01/11/2012	800	809
8.000% due 04/15/2014 (c)	3,987	3,662
8.250% due 01/20/2034	1,100	835
10.250% due 06/17/2013	200	194
11.000% due 08/17/2040	2,750	2,595
Republic of Guatemala
9.250% due 08/01/2013	225	245
Republic of Panama
9.625% due 02/08/2011	850	946
9.375% due 07/23/2012	375	412
8.875% due 09/30/2027	1,050	1,024

Republic of Peru
9.125% due 01/15/2008		$600	$654
9.125% due 02/21/2012		1,550	1,596
9.875% due 02/06/2015		350	367
4.500% due 03/07/2017 (c)		600	487
5.000% due 03/07/2017 (c)		228	199
Republic of Ukraine
11.000% due 03/15/2007		342	369
6.875% due 03/04/2011		500	472
7.650% due 06/11/2013		300	286
Russian Federation
5.000% due 03/31/2030 (c)		3,435	3,145

Total Sovereign Issues (Cost $20,262)			19,339

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 1.2%

El Paso Corp.
5.750% due 03/14/2006	EC	700	818
Johnsondiversey, Inc.
9.625% due 05/15/2012		350	462
JSG Funding PLC
10.125% due 10/01/2012		650	862
Kronos International, Inc.
8.875% due 06/30/2009		300	390
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,420	1,676

Total Foreign Currency-Denominated Issues (Cost $3,708)			4,208

CONVERTIBLE BONDS & NOTES 0.9%
Banking & Finance 0.5%
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007		$1,600	1,612

Industrials 0.2%
Dimon, Inc.
6.250% due 03/31/2007		850	769

Utilities 0.2%
Rogers Communication, Inc.
2.000% due 11/26/2005		665	631

Total Convertible Bonds & Notes (Cost $2,880)			3,012

COMMON STOCKS 0.3%
	Shares
Communications 0.2%
MCI, Inc.		38,968	562

Industrials 0.1%
Dobson Communications Corp.		85,601	279

Total Common Stocks (Cost $1,253)			841

CONVERTIBLE PREFERRED STOCK 0.0%

Dobson Communications Corp.
6.000% due 08/19/2016		650	71

Total Convertible Preferred Stock (Cost $109)			71

PREFERRED SECURITY 0.3%

Riggs Capital Trust II
8.875% due 03/15/2027		950,000	957

Total Preferred Security (Cost $900)			957

Value
Shares	(000s)

PREFERRED STOCK 0.3%

Fresenius Medical Care
7.875% due 02/01/2008	1,050	$1,110

Total Preferred Stock (Cost $1,082)		1,110

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar September Futures (CME)
Strike @ 96.500 Exp. 09/13/2004	400	2

Total Purchased Put Options (Cost $4)		2

SHORT-TERM INSTRUMENTS 6.3%
	Principal Amount (000s)
Commercial Paper 5.0%
Barclays U.S. Funding Corp.
1.280% due 09/27/2004	$1,600	1,594
CDC Commercial Corp.
1.260% due 09/22/2004	4,000	3,986
Freddie Mac
1.200% due 08/09/2004	900	899
1.410% due 09/14/2004	200	200
1.560% due 10/20/2004	3,400	3,383
General Electric Capital Corp.
1.460% due 09/14/2004	1,600	1,595
1.480% due 09/15/2004	900	897
HBOS Treasury Services PLC
1.290% due 09/24/2004	600	598
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	3,000	3,000
UBS Finance, Inc.
1.245% due 07/21/2004	900	900

		17,052

Repurchase Agreement 0.9%
State Street Bank
0.800% due 07/01/2004	3,019	3,019

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $3,080. Repurchase proceeds are $3,019.)
U.S. Treasury Bills 0.4%
1.205% due 09/02/2004-09/16/2004 (a)(e)(f)	1,400	1,396

Total Short-Term Instruments (Cost $21,471)		21,467

Total Investments 97.5%	$330,645
(Cost $332,203)

Written Options (h) (0.1%)	(398)
(Premiums $2,085)

Other Assets and Liabilities (Net) 2.6%	8,763

Net Assets 100.0%	$339,010

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) Security is in default.

(c) Variable rate security.

(d) Payment in-kind bond security.

(e) Securities with an aggregate market value of $649 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2005	20	$(44)
Eurodollar March Long Futures	03/2006	34	(106)
Eurodollar June Long Futures	06/2005	34	(109)
Eurodollar September Long Futures	09/2005	34	(109)
Eurodollar December Long Futures	12/2005	34	(109)
Euribor June Long Futures	06/2005	118	(47)
Euribor Purchased Put Options Strike @ 89.000	03/2005	310	(4)
Euribor September Long Futures	09/2005	71	(112)

			$ (640)

(f) Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts at June 30, 2004.

(g) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Appreciation/ (Depreciation)

Receive a fixed rate equal to 1.350% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: UBS Warburg LLC
Exp. 09/20/2004	$5,000	$7

Receive a fixed rate equal to 1.400% and the Portfolio will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/20/2004	4,000	12

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Clear Channel Communications, Inc. 7.650% due 09/15/2010.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	$1,286	$(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Comcast Cable Communications, Inc. 6.750% due 01/30/2011.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Cox Communications, Inc. 7.750% due 11/01/2010.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Harrah’s Operating Co. 8.000% due 02/01/2011.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.875% due 11/15/2028.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Time Warner, Inc. 6.875% due 05/01/2012.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/30/2004	5,000	2

Receive a fixed rate equal to 0.720% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Goldman Sachs & Co.
Exp. 10/21/2004	4,000	(2)

Receive a fixed rate equal to 4.100% and the Portfolio will pay to the counterparty at par in the event of default of Dow Jones TRAC-X NA High Yield Series.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2009	5,000	(92)

		$(150)

See accompanying notes	June 30, 2004	Semi-Annual Report	11

Schedule of Investments (Cont.)

High Yield Portfolio

June 30, 2004 (Unaudited)

(h) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures		$115.000		08/27/2004	76	$36	$2

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Greenwich Capital Markets, Inc.	5.250	%*	07/19/2004	$21,400	$128	$3
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	08/02/2004	5,600	19	12
Call - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	4.000	%**	10/07/2004	27,000	416	1
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	6.500	%*	10/07/2004	27,000	797	9
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	5,900	285	210
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	9,100	215	157
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	9,100	190	4
						$2,050	$396
* The Portfolio will pay a floating rate based on 3-month LIBOR.
**The Portfolio will receive a floating rate based on 3-month LIBOR.
(i) Restricted security or securities as of June 30, 2004:
Issuer Description				Acquisition Date	Cost as of June 30, 2004	Market Value as of June 30, 2004	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.				08/11/2003	$1,008	$1,008	0.30%
Continental Airlines, Inc.				07/01/2003	752	829	0.24
Ferrellgas Partners LP				06/30/2003	990	1,013	0.30
Ferrellgas Partners LP				06/30/2003	1,334	1,273	0.38
					$4,084	$4,123	1.22%

(j) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	1,152		07/2004	$6	$(5)	$1
Sell		6,621		07/2004	86	(4)	82
Buy	JY	167,529		07/2004	9	0	9
					$101	$(9)	$92

(k) Principal amount denoted in indicated currency:

EC - Euro

JY - Japanese Yen

(l) Indicates a fair-valued security which has not been valued utilizing an independent quote but has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair-valued securities is $2,102, which represents 0.62% of net assets.

12	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1998.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Loan Agreements. The Portfolio may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for

14	Semi-Annual Report	June 30, 2004

purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. The Portfolio may invest in payment in-kind securities. Payment-in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require an adjustment in an amount equal to the accrued interest to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Restricted Securities. The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income by $(360,176), and $(526,777), and net realized gain by $377,876 and $505,063 and net change in unrealized appreciation (depreciation) by $(17,699) and $21,714 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.35%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.60%
Administrative Class	0.75%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 249	$ 0	$ 322,435	$ 849,926

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$1,902
Sales	961
Closing Buys	(418)
Expirations	(360)
Exercised	0
Balance at 06/30/2004	$2,085

6. In-Kind Transactions

For the six months ended June 30, 2004, the following Funds realized gain or losses from in-kind redemptions of approximately (amounts in thousands):

Realized Gains	Realized Losses
$ 29,020	$ (5,409)

16	Semi-Annual Report	June 30, 2004

7. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Depreciation
$ 6,756	$ (8,314)	$ (1,558)

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	38	$298	0	$0
Administrative Class	19,173	155,987	106,916	820,631

Issued as reinvestment of distributions

Institutional Class	0	3	1	1
Administrative Class	2,632	21,323	6,690	52,190

Cost of shares redeemed

Institutional Class	0	(1)	0	0
Administrative Class	(95,728)	(769,715)	(64,075)	(487,714)

Net increase (decrease) resulting from Portfolio share transactions	(73,885)	$(592,105)	49,532	$385,108

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	96
Administrative Class	3	89

9. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged

June 30, 2004	Semi-Annual Report	17

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

“market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

18	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

TOTAL RETURN PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Total Return Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                 Total Return Portfolio               Lehman Brothers Aggregate
                     Admin. Class                           Bond Index
                 ----------------------               -------------------------
12/31/1997             $10,000                               $10,000
01/31/1998             $10,102                               $10,128
02/28/1998             $10,059                               $10,120
03/31/1998             $10,081                               $10,156
04/30/1998             $10,124                               $10,209
05/31/1998             $10,222                               $10,305
06/30/1998             $10,302                               $10,393
07/31/1998             $10,355                               $10,415
08/31/1998             $10,546                               $10,584
09/30/1998             $10,861                               $10,832
10/31/1998             $10,820                               $10,775
11/30/1998             $10,806                               $10,836
12/31/1998             $10,861                               $10,869
01/31/1999             $10,907                               $10,946
02/28/1999             $10,641                               $10,755
03/31/1999             $10,769                               $10,815
04/30/1999             $10,754                               $10,849
05/31/1999             $10,660                               $10,754
06/30/1999             $10,668                               $10,720
07/31/1999             $10,611                               $10,674
08/31/1999             $10,596                               $10,669
09/30/1999             $10,755                               $10,793
10/31/1999             $10,843                               $10,832
11/30/1999             $10,829                               $10,832
12/31/1999             $10,798                               $10,779
01/31/2000             $10,713                               $10,744
02/29/2000             $10,756                               $10,874
03/31/2000             $10,959                               $11,017
04/30/2000             $10,909                               $10,986
05/31/2000             $10,959                               $10,981
06/30/2000             $11,161                               $11,209
07/31/2000             $11,250                               $11,311
08/31/2000             $11,419                               $11,475
09/30/2000             $11,451                               $11,547
10/31/2000             $11,520                               $11,623
11/30/2000             $11,727                               $11,813
12/31/2000             $11,895                               $12,033
01/31/2001             $11,999                               $12,229
02/28/2001             $12,139                               $12,336
03/31/2001             $12,224                               $12,398
04/30/2001             $12,104                               $12,346
05/31/2001             $12,160                               $12,421
06/30/2001             $12,200                               $12,468
07/31/2001             $12,589                               $12,746
08/31/2001             $12,733                               $12,892
09/30/2001             $12,861                               $13,043
10/31/2001             $13,108                               $13,316
11/30/2001             $12,950                               $13,132
12/31/2001             $12,891                               $13,049
01/31/2002             $13,052                               $13,154
02/28/2002             $13,197                               $13,282
03/31/2002             $12,995                               $13,061
04/30/2002             $13,234                               $13,314
05/31/2002             $13,317                               $13,427
06/30/2002             $13,319                               $13,543
07/31/2002             $13,350                               $13,707
08/31/2002             $13,596                               $13,938
09/30/2002             $13,715                               $14,164
10/31/2002             $13,666                               $14,099
11/30/2002             $13,767                               $14,096
12/31/2002             $14,059                               $14,387
01/31/2003             $14,117                               $14,399
02/28/2003             $14,317                               $14,598
03/31/2003             $14,314                               $14,587
04/30/2003             $14,468                               $14,707
05/31/2003             $14,716                               $14,982
06/30/2003             $14,691                               $14,952
07/31/2003             $14,176                               $14,449
08/31/2003             $14,320                               $14,545
09/30/2003             $14,688                               $14,930
10/31/2003             $14,582                               $14,791
11/30/2003             $14,611                               $14,826
12/31/2003             $14,768                               $14,977
01/31/2004             $14,876                               $15,098
02/29/2004             $15,038                               $15,261
03/31/2004             $15,161                               $15,375
04/30/2004             $14,826                               $14,975
05/31/2004             $14,761                               $14,915
06/30/2004             $14,825                               $15,000

SECTOR BREAKDOWN‡

Short-Term Instruments	62.2%
U.S. Government Agencies	17.5%
U.S. Treasury Obligations	4.2%
Municipal Bonds & Notes	4.1%
Mortgage-Backed Securities	3.5%
Corporate Bonds & Notes	3.1%
Other	5.4%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	5 Years*	Since Inception*
	Total Return Portfolio Administrative Class (Inception 12/31/97)	0.39%	0.92%	6.80%	6.26%
- - - - - - -	Lehman Brothers Aggregate Bond Index	0.15%	0.32%	6.95%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,003.90	$1,025.00
Expenses Paid During Period†	$3.24	$3.27

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio’s Administrative Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended June 30, 2004, returning 0.39% versus 0.15% for the Index.

•	The Portfolio’s below-Index duration helped returns, as yields rose over the period.

•	An emphasis on short/intermediate maturities was negative, as the yield curve flattened in anticipation of Fed tightening. However, this strategy enhanced security returns via “roll down,” or price appreciation, as bonds are revalued at lower yields over time, given the steepness of the yield curve.
•	Substituting Real Return Bonds (TIPS-Treasury Inflation Protected Securities) for nominal Treasuries was positive as TIPS benefited from strong demand for the inflation protection they provide.

•	A mortgage underweight was slightly negative, as mortgages outpaced comparable Treasuries; mortgage security selection was positive, however, and more than offset this impact.

•	The Portfolio’s underweight to corporate securities was slightly positive, as this sector lagged Treasuries modestly on like-duration basis.

•	Emerging market bonds (“EM”) detracted from performance, as leveraged tactical investors sold EM bonds as rates rose.

•	Non-U.S. positions were slightly positive, as Eurozone issues outperformed amid expectations for slower growth and lower inflation in Europe.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Total Return Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		12/31/2000		12/31/1999

Net asset value beginning of period	$10.36		$10.23		$9.89		$9.77		$9.45		$10.09
Net investment income (a)	0.08	(d)	0.25	(d)	0.41	(d)	0.45	(d)	0.62	(d)	0.58
Net realized/unrealized gain (loss) on investments (a)	(0.04	)(d)	0.26	(d)	0.47	(d)	0.35	(d)	0.30	(d)	(0.64)
Total income (loss) from investment operations	0.04		0.51		0.88		0.80		0.92		(0.06)
Dividends from net investment income	(0.09)		(0.30)		(0.41)		(0.49)		(0.60)		(0.58)
Distributions from net realized capital gains	0.00		(0.08)		(0.13)		(0.19)		0.00		0.00
Total distributions	(0.09)		(0.38)		(0.54)		(0.68)		(0.60)		(0.58)
Net asset value end of period	$10.31		$10.36		$10.23		$9.89		$9.77		$9.45
Total return	0.39%		5.04%		9.07%		8.37%		10.15%		(0.58)%
Net assets end of period (000s)	$2,141,006		$1,908,336		$1,161,299		$332,823		$55,533		$3,877
Ratio of net expenses to average net assets	0.65	%*	0.65%		0.65	%(c)	0.65	%(c)	0.65	%(c)	0.65	%(b)
Ratio of net investment income to average net assets	1.63	%*(d)	2.45	%(d)	4.07	%(d)	4.55	%(d)	6.46	%(d)	5.96%
Portfolio turnover rate	143%		193%		222%		217%		415%		102%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.69%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.
(d)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the period ending June 30, 2004 by 0.01% and the net investment income per share by $0.00. For consistency, similar reclassifications have been made to prior period amounts, resulting in (reductions) to the net investment income ratio of 0.00%, (0.01)%, 0.00%, and 0.00% and to the net investment income per share of $0.00, $0.00, $0.00, and $0.00 in the fiscal years ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Total Return Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$2,390,263
Cash	171
Foreign currency, at value	10,470
Receivable for investments sold	210
Receivable for investments sold on delayed delivery basis	67,810
Unrealized appreciation on forward foreign currency contracts	464
Receivable for Portfolio shares sold	10,067
Interest and dividends receivable	6,289
Variation margin receivable	5,328
Swap premiums paid	2,233
Unrealized appreciation on swap agreements	1,702
2,495,007

Liabilities:

Payable for investments purchased	$183,796
Payable for investments purchased on delayed delivery basis	36,097
Unrealized depreciation on forward foreign currency contracts	42
Payable for short sale	69,211
Written options outstanding	1,167
Payable for Portfolio shares redeemed	343
Dividends payable	585
Interest payable	10
Accrued investment advisory fee	442
Accrued administration fee	441
Accrued servicing fee	232
Swap premiums received	6,057
Unrealized depreciation on swap agreements	1,573
Other liabilities	2
299,998

Net Assets	$2,195,009

Net Assets Consist of:

Paid in capital	$2,170,033
Undistributed net investment income	6,353
Accumulated undistributed net realized gain	11,635
Net unrealized appreciation	6,988
$2,195,009

Net Assets:

Institutional Class	$54,003
Administrative Class	2,141,006

Shares Issued and Outstanding:

Institutional Class	5,236
Administrative Class	207,606

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.31
Administrative Class	10.31

Cost of Investments Owned	$2,389,014
Cost of Foreign Currency Held	$10,415

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Total Return Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$23,680
Dividends	283
Miscellaneous income	4
Total Income	23,967

Expenses:

Investment advisory fees	2,611
Administration fees	2,611
Distribution and/or servicing fees - Administrative Class	1,517
Trustees’ fees	18
Total Expenses	6,757

Net Investment Income	17,210

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	13,704
Net realized gain on futures contracts, options, and swaps	4,101
Net realized (loss) on foreign currency transactions	(2,077)
Net change in unrealized (depreciation) on investments	(22,840)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(5,474)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	319
Net (Loss)	(12,267)

Net Increase in Assets Resulting from Operations	$4,943

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Total Return Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$17,210	$40,936
Net realized gain	15,728	19,113
Net change in unrealized appreciation (depreciation)	(27,995)	16,279
Net increase resulting from operations	4,943	76,328

Distributions to Shareholders:

From net investment income
Institutional Class	(631)	(2,155)
Administrative Class	(17,872)	(44,938)

From net realized capital gains
Institutional Class	0	(652)
Administrative Class	0	(14,348)
Total Distributions	(18,503)	(62,093)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	7,078	76,213
Administrative Class	355,600	979,977

Issued as reinvestment of distributions
Institutional Class	631	2,807
Administrative Class	14,564	48,536

Cost of shares redeemed
Institutional Class	(29,016)	(50,575)
Administrative Class	(124,164)	(295,164)
Net increase resulting from Portfolio share transactions	224,693	761,794

Total Increase in Net Assets	211,133	776,029

Net Assets:

Beginning of period	1,983,876	1,207,847
End of period *	$2,195,009	$1,983,876

*Including undistributed net investment income of:	$6,353	$7,646

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Total Return Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 3.4%
Banking & Finance 1.0%
Atlas Reinsurance II PLC
3.515% due 01/07/2005 (a)	$1,250	$1,258
CIT Group, Inc.
2.489% due 07/30/2004 (a)	2,220	2,221
Gemstone Investors Ltd.
7.710% due 10/31/2004	700	709
General Motors Acceptance Corp.
1.580% due 07/20/2004 (a)	500	500
1.499% due 07/21/2004 (a)	200	200
1.510% due 07/30/2004 (a)	600	600
2.400% due 10/20/2005 (a)	900	908
Pemex Project Funding Master Trust
8.000% due 11/15/2011	100	108
8.625% due 02/01/2022	1,800	1,881
Phoenix Quake Wind Ltd.
3.560% due 07/03/2008 (a)	800	822
3.560% due 07/03/2008 (a)	800	822
4.610% due 07/03/2008 (a)	400	412
Premium Asset Trust
1.465% due 11/27/2004 (a)	100	100
1.521% due 09/08/2007 (a)	100	96
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	565
Residential Reinsurance Ltd.
6.260% due 06/08/2006 (a)	8,100	8,222
UFJ Finance Aruba AEC
6.750% due 07/15/2013	2,300	2,382
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	500	504

		22,310

Industrials 1.2%
El Paso Corp.
6.750% due 05/15/2009	6,000	5,460
7.875% due 06/15/2012	8,600	7,762
7.800% due 08/01/2031	1,500	1,211
ITT Corp.
6.750% due 11/15/2005	250	259
United Airlines, Inc.
8.030% due 07/01/2011	465	96
6.071% due 03/01/2013	6,920	5,745
1.340% due 03/02/2049 (a)	1,664	1,369
Williams Cos., Inc.
7.875% due 09/01/2021	3,500	3,386

		25,288

Utilities 1.2%
AEP Texas Central Co.
2.500% due 02/15/2005 (a)	900	901
Entergy Gulf States, Inc.
6.000% due 12/01/2012	6,500	6,451
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	18,500	18,513

		25,865

Total Corporate Bonds & Notes (Cost $72,944)		73,463

MUNICIPAL BONDS & NOTES 4.4%

Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,351

California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012	4,700	5,112

Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.640% due 04/01/2021 (a)	2,733	2,921

Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,700	1,880
5.500% due 07/01/2014	1,300	1,436

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	$20,000	$17,745

Lewisville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2027	3,775	3,709

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,220

Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2004
5.000% due 07/01/2011	2,800	3,024

Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	1,000	979

Nassau County, New York Interim Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2011	4,005	4,346

New Jersery State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	4,870	4,730

New Jersey State Tobacco Settlement Financing Corp., Series 2003
6.750% due 06/01/2039	5,450	4,891

New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,530	1,245

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,400	1,360

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	10,460	10,463

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 11/01/2013	700	752

New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.860% due 06/15/2023 (a)	850	898

Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.000% due 02/01/2033	1,000	975

South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2009	700	755

South San Antonio, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2029	3,150	3,132

State of California Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,900	2,615

State of Illinois General Obligation Bonds, Series 2004
5.000% due 03/01/2034	1,000	964

State of Wisconsin General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2011	$2,300	$2,493

University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,200	1,171

Washington State General Obligation Bonds, Series 2004
5.000% due 01/01/2028	9,200	9,013

Total Municipal Bonds & Notes (Cost $101,805)		97,180

U.S. GOVERNMENT AGENCIES 19.1%

Fannie Mae
7.000% due 04/25/2023	6,322	6,629
3.342% due 11/01/2025 (a)	5	5
4.165% due 10/01/2032 (a)	2,887	2,974
5.090% due 09/01/2034 (a)	5,540	5,642
4.294% due 11/01/2035 (a)	561	580
4.797% due 12/01/2036 (a)	5,109	5,279
6.340% due 09/01/2039 (a)	281	294
2.625% due 09/01/2040 (a)	200	203
1.650% due 03/25/2044 (a)	17,169	16,955
6.000% due 04/01/2013-05/01/2033 (b)	18,450	19,249
5.500% due 04/01/2014-07/15/2034 (b)	137,693	139,660
5.000% due 01/01/2018-07/15/2034 (b)	172,900	168,192
6.500% due 06/01/2029-07/01/2032 (b)	682	711
Federal Home Loan Bank
5.500% due 03/15/2015	127	127
Federal Housing Administration
7.430% due 01/25/2023	282	277
Freddie Mac
6.250% due 08/25/2022	1,391	1,405
7.000% due 06/15/2023	4,385	4,592
8.500% due 08/01/2024	40	44
3.579% due 07/01/2027 (a)	7	7
5.532% due 01/01/2028 (a)	7	7
7.813% due 07/01/2030 (a)	6	6
7.500% due 07/15/2030	125	131
1.738% due 09/15/2030 (a)	92	92
1.688% due 11/15/2030 (a)	132	132
6.000% due 07/01/2016-04/01/2033 (b)	10,203	10,479
5.000% due 09/15/2016-11/01/2018 (b)	7,072	7,112
6.500% due 04/15/2029-08/01/2032 (b)	2,759	2,874
Government National Mortgage Association
4.375% due 04/20/2026 (a)	276	276
3.375% due 02/20/2027 (a)	14	14
7.500% due 11/20/2029	563	611
3.500% due 05/20/2030 (a)	40	40
1.680% due 06/20/2030 (a)	10	10
1.780% due 09/20/2030 (a)	94	94
2.750% due 02/20/2032 (a)	3,257	3,158
4.000% due 10/20/2029-07/20/2030 (b)	1,009	1,014
3.000% due 04/20/2034-06/20/2034 (b)	2,200	2,144
Small Business Administration
8.017% due 02/10/2010	360	398
7.449% due 08/01/2010	52	57
6.344% due 08/01/2011	2,032	2,136
6.030% due 02/10/2012	12,822	13,321
7.500% due 04/01/2017	2,246	2,447
6.290% due 01/01/2021	316	335
5.130% due 09/01/2023	98	98

Total U.S. Government Agencies (Cost $418,153)		419,811

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

U.S. TREASURY OBLIGATIONS 4.6%

Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)	$3,559	$3,814
3.625% due 01/15/2008	15,126	16,536
3.875% due 01/15/2009	25,102	27,993
4.250% due 01/15/2010	5,363	6,140
3.500% due 01/15/2011	10,585	11,755
3.375% due 01/15/2012	1,376	1,525
3.000% due 07/15/2012	15,264	16,507
3.875% due 04/15/2029	13,493	17,210

Total U.S. Treasury Obligations (Cost $99,059)		101,480

MORTGAGE-BACKED SECURITIES 3.8%

Amortizing Residential Collateral Trust
1.620% due 07/25/2032 (a)	3,299	3,305
Aurora Loan Services
2.000% due 05/25/2030 (a)	47	47
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	4,756	4,757
5.667% due 10/20/2032 (a)	758	771
6.500% due 02/25/2033	1,815	1,854
Bear Stearns Adjustable Rate Mortgage Trust
3.875% due 11/25/2030 (a)	23	23
6.057% due 08/25/2032 (a)	111	111
5.288% due 10/25/2032 (a)	224	225
5.380% due 01/25/2033 (a)	1,823	1,836
5.635% due 01/25/2033 (a)	607	610
5.134% due 03/25/2033 (a)	3,327	3,356
4.924% due 01/25/2034 (a)	8,983	9,027
Countrywide Home Loans, Inc.
1.570% due 04/25/2034 (a)	6,831	6,787
Credit-Based Asset Servicing & Securitization LLC
1.710% due 09/25/2029 (a)	51	51
CS First Boston Mortgage Securities Corp.
6.201% due 04/25/2032 (a)	131	136
6.222% due 06/25/2032 (a)	1,644	1,668
5.720% due 10/25/2032 (a)	930	943
First Nationwide Trust
6.750% due 08/21/2031	213	218
Impac CMB Trust
1.550% due 01/25/2034 (a)	7,093	7,101
Indymac Adjustable Rate Mortgage Trust
6.586% due 01/25/2032 (a)	56	57
Prime Mortgage Trust
1.500% due 02/25/2034 (a)	837	839
1.700% due 02/25/2034 (a)	3,530	3,530
Residential Asset Securitization Trust
7.130% due 07/25/2031	1,057	1,056
Residential Funding Mortgage Securities I, Inc.
6.500% due 12/25/2023	1,769	1,765
6.500% due 03/25/2032	3,623	3,682
5.603% due 09/25/2032 (a)	302	303
Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)	1,121	1,117
Structured Asset Securities Corp.
7.000% due 02/25/2016	13	13
1.750% due 06/25/2017 (a)	1,365	1,367
6.111% due 02/25/2032 (a)	97	98
6.150% due 07/25/2032 (a)	292	297
1.590% due 01/25/2033 (a)	427	427
1.460% due 08/25/2033 (a)	4,050	4,053
Superannuation Members Home Loans Global Fund
1.775% due 06/15/2026 (a)	195	195
Torrens Trust
1.498% due 07/15/2031 (a)	834	836
Washington Mutual Mortgage Securities Corp.
5.159% due 10/25/2032 (a)	1,182	1,193
3.565% due 01/25/2041 (a)	27	27
2.628% due 08/25/2042 (a)	19,690	19,893
Wells Fargo Mortgage-Backed Securities Trust
4.959% due 09/25/2032 (a)	269	272

Total Mortgage-Backed Securities (Cost $83,988)		83,846

ASSET-BACKED SECURITIES 1.7%

ACE Securities Corp.
1.640% due 06/25/2032 (a)		$287	$288
Amortizing Residential Collateral Trust
1.570% due 06/25/2032 (a)		2,000	2,001
CDC Mortgage Capital Trust
1.590% due 01/25/2033 (a)		1,761	1,764
Conseco Finance Securitizations Corp.
1.608% due 10/15/2031 (a)		247	247
Credit-Based Asset Servicing and Securitization
1.550% due 09/25/2033 (a)		5,218	5,218
EMC Mortgage Loan Trust
1.670% due 05/25/2040 (a)		1,862	1,868
GRMT II Mortgage Loan Trust
1.530% due 06/20/2032 (a)		53	53
GSAMP Trust
1.490% due 10/25/2033 (a)		12,812	12,810
HFC Home Equity Loan Asset-Backed Certificates
1.630% due 10/20/2032 (a)		8,159	8,173
Household Mortgage Loan Trust
1.580% due 05/20/2032 (a)		474	475
Irwin Home Equity Loan Trust
1.590% due 06/25/2029 (a)		333	334
Irwin Low Balance Home Equity Loan Trust
1.675% due 06/25/2021 (a)		10	10
Morgan Stanley Dean Witter Capital I, Inc.
1.630% due 07/25/2032 (a)		645	647
Structured Asset Investment Loan Trust
1.420% due 06/25/2033 (a)		3,006	3,008
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		764	766

Total Asset-Backed Securities (Cost $37,648)			37,662

SOVEREIGN ISSUES 1.9%

Republic of Brazil
2.062% due 04/15/2006 (a)		1,824	1,800
11.500% due 03/12/2008		2,300	2,469
2.125% due 04/15/2009 (a)		747	679
11.000% due 01/11/2012		2,840	2,871
11.000% due 08/17/2040		2,400	2,265
Republic of Panama
9.625% due 02/08/2011		800	890
9.375% due 01/16/2023		330	338
8.875% due 09/30/2027		5,200	5,070
Republic of Peru
9.125% due 02/21/2012		1,400	1,442
9.875% due 02/06/2015		5,100	5,355
Republic of South Africa
9.125% due 05/19/2009		500	583
United Mexican States
9.875% due 02/01/2010		100	120
8.375% due 01/14/2011		300	340
6.375% due 01/16/2013		930	930
11.375% due 09/15/2016		900	1,260
8.125% due 12/30/2019		4,200	4,505
8.300% due 08/15/2031		10,300	10,815

Total Sovereign Issues (Cost $40,884)			41,732

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 1.7%

Republic of Germany
5.250% due 07/04/2010	EC	22,200	29,051
5.250% due 01/04/2011		5,400	7,072

Total Foreign Currency-Denominated Issues (Cost $35,583)			36,123

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME) Strike @ 95.500 Exp. 09/13/2004	100	$1

Total Purchased Put Options (Cost $1)		1

PREFERRED SECURITY 0.6%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	1,239	13,319

Total Preferred Security (Cost $13,055)		13,319

SHORT-TERM INSTRUMENTS 67.7%
	Principal Amount (000s)
Certificates of Deposit 3.8%
Citibank New York N.A.
1.090% due 07/30/2004	$1,300	1,300
1.190% due 08/20/2004	40,000	40,000
Wells Fargo Bank N.A.
1.090% due 07/07/2004	100	100
1.240% due 07/19/2004	43,200	43,200

		84,600

Commercial Paper 60.5%
Altria Group, Inc.
1.800% due 10/29/2004	2,800	2,800
Danske Corp.
1.195% due 08/20/2004	4,900	4,892
Fannie Mae
1.000% due 07/01/2004	4,600	4,600
1.010% due 07/01/2004	42,700	42,700
1.025% due 07/07/2004	23,700	23,696
1.015% due 07/14/2004	15,700	15,694
1.040% due 07/14/2004	21,800	21,792
1.060% due 07/21/2004	21,700	21,687
1.055% due 07/28/2004	21,800	21,783
1.056% due 07/28/2004	43,500	43,466
1.055% due 08/04/2004	21,800	21,778
1.063% due 08/04/2004	21,700	21,678
1.125% due 08/11/2004	59,200	59,124
1.150% due 08/18/2004	12,800	12,780
1.180% due 08/25/2004	46,600	46,516
1.215% due 09/01/2004	37,600	37,508
1.220% due 09/01/2004	21,600	21,547
1.240% due 09/01/2004	21,500	21,447
1.250% due 09/01/2004	21,600	21,547
1.120% due 09/08/2004	21,700	21,640
1.430% due 09/08/2004	2,800	2,792
1.410% due 09/15/2004	30,800	30,704
1.435% due 09/22/2004	17,000	16,941
1.010% due 10/01/2004	13,300	13,248
1.526% due 10/20/2004	16,400	16,320
1.530% due 10/20/2004	21,700	21,593
Federal Home Loan Bank
1.250% due 07/01/2004	20,000	20,000
1.250% due 09/01/2004	21,600	21,547
Ford Motor Credit Co.
2.076% due 09/03/2004	14,800	14,762
Freddie Mac
1.010% due 07/15/2004	14,000	13,995
1.055% due 08/03/2004	21,800	21,779
1.060% due 08/03/2004	21,800	21,779
1.120% due 08/10/2004	21,500	21,473
1.125% due 08/10/2004	21,500	21,473
1.079% due 08/23/2004	21,700	21,659
1.210% due 08/31/2004	21,600	21,548
1.215% due 08/31/2004	21,600	21,548

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Total Return Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

1.275% due 09/07/2004	$59,100	$58,939
1.320% due 09/07/2004	21,500	21,441
1.200% due 09/08/2004	21,500	21,440
1.200% due 09/14/2004	500	499
1.440% due 09/14/2004	21,500	21,434
1.450% due 09/14/2004	21,500	21,434
1.260% due 09/20/2004	16,000	15,946
1.435% due 09/21/2004	21,600	21,526
1.280% due 09/22/2004	21,500	21,425
1.465% due 09/28/2004	9,900	9,863
1.298% due 09/30/2004	21,700	21,616
1.300% due 09/30/2004	21,500	21,417
1.436% due 09/30/2004	21,700	21,616
1.520% due 10/13/2004	10,800	10,751
1.560% due 10/20/2004	21,800	21,693
HBOS Treasury Services PLC
1.080% due 07/23/2004	15,400	15,390
1.120% due 08/24/2004	40,200	40,132
Rabobank USA Financial Corp.
1.110% due 08/23/2004	5,400	5,391
1.210% due 09/07/2004	21,700	21,641
Stadshypotek, Inc.
1.100% due 08/06/2004	59,800	59,734
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	23,400	23,400
UBS Finance, Inc.
1.070% due 07/15/2004	39,200	39,184

		1,327,748

Repurchase Agreement 0.2%
State Street Bank
0.800% due 07/01/2004	4,012	4,012

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $4,092. Repurchase proceeds are $4,012.)
U.S. Treasury Bills 3.2%
1.249% due 09/02/2004-09/16/2004 (b)(c)(d)	69,485	69,286

Total Short-Term Instruments (Cost $1,485,894)		1,485,646

Total Investments 108.9%		$2,390,263
(Cost $2,389,014)

Written Options (g) (0.1%)		(1,167)
(Premiums $2,007)

Other Assets and Liabilities (Net) (8.8%)		(194,087)

Net Assets 100.0%		$2,195,009

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $19,197 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	779	$204
Eurodollar March Long Futures	03/2006	61	(68)

Eurodollar June Long Futures	06/2005	840	$(23)
Eurodollar September Long Futures	09/2005	64	(87)
Eurodollar December Long Futures	12/2004	296	(83)
Eurodollar December Long Futures	12/2005	64	(80)
Euribor December Long Futures	12/2005	674	(605)
Euribor June Long Futures	06/2005	503	15
Euribor September Long Futures	09/2005	429	(148)
Euribor Written Put Options Strike @ 97.000	12/2004	75	75
Euribor Written Put Options Strike @ 97.500	09/2004	76	25
Euro-Bobl 5-Year Note Long Futures	09/2004	241	14
U.S. Treasury 10-Year Note Long Futures	09/2004	5,227	6,120
U.S. Treasury 5-Year Note Long Futures	09/2004	838	565
			$5,924

(d) Securities with an aggregate market value of $6,984 have been pledged as collateral for swap and swaption contracts at June 30, 2004.

(e) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation )

Receive a fixed rate equal to 5.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 06/16/2011	BP 1,800	$(73)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 03/15/2017	700	1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2017	300	1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 03/15/2017	1,700	12

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032	900	5

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 03/15/2032	1,100	(4)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2007	EC 19,900	$150

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 12/21/2007	108,700	(776)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Citibank N.A.
Exp. 06/17/2008	46,800	(654)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Citibank N.A.
Exp. 06/17/2010	5,400	(66)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2017	500	10

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co.
Exp. 03/15/2017	4,000	77

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032	1,500	27

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 03/15/2032	1,800	22

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bear Stearns & Co., Inc.
Exp. 07/01/2004	$1,600	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/30/2004	4,300	0

Receive a fixed rate equal to 0.625% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 05/20/2005	900	3

Receive a fixed rate equal to 0.650% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 7.500% due 04/08/2033.
Counterparty: Barclays Bank PLC
Exp. 05/20/2005	300	1

Receive a fixed rate equal to 1.100% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/20/2005	800	3

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Receive a fixed rate equal to 1.800% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/20/2005	300	$3

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC
Exp. 12/15/2006	11,800	17

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Barclays Bank PLC
Exp. 12/15/2006	25,200	19

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC
Exp. 12/15/2009	52,100	431

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America
Exp. 12/15/2009	99,700	920
		$129

(f) Principal amount of security is adjusted for inflation.

(g) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures		$111.500		08/27/2004	62	$27	$4
Call - CBOT U.S. Treasury Note September Futures		115.000		08/27/2004	405	268	12
Call - CBOT U.S. Treasury Note September Futures		111.000		08/27/2004	106	53	53
Call - CBOT U.S. Treasury Note September Futures		114.000		08/27/2004	58	38	4
Call - CBOT U.S. Treasury Note September Futures		110.000		08/27/2004	261	237	224
Put - CBOT U.S. Treasury Note September Futures		107.500		08/27/2004	92	72	34
Put - CBOT U.S. Treasury Note September Futures		108.000		08/27/2004	184	229	124
Put - CBOT U.S. Treasury Note September Futures		105.000		08/27/2004	261	160	37
						$1,084	$492

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%**	10/04/2004	$6,400	$257	$416
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%*	10/04/2004	6,400	257	4
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	9,200	44	1
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	1,700	69	111
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	1,700	69	2
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	3,900	95	139
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	3,900	132	2
						$923	$675
*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at June 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	05/15/2030	$18,600	$20,831	$20,287
U.S. Treasury Bond	5.375	02/15/2031	15,300	15,436	15,064
U.S. Treasury Note	3.875	02/15/2013	4,900	4,686	4,591
U.S. Treasury Note	4.750	05/15/2014	11,300	11,421	11,337
U.S. Treasury Note	6.250	08/15/2023	15,200	16,837	16,531
				$69,211	$67,810

(i) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	636	07/2004	$0	$(5)	$(5)
Buy		1,328	08/2004	17	0	17
Buy		1,500	09/2004	8	0	8
Buy	CP	371,861	08/2004	1	(3)	(2)
Buy		303,010	09/2004	8	0	8
Sell	EC	12,099	07/2004	173	0	173
Buy	H$	3,427	07/2004	0	(1)	(1)
Buy		3,473	08/2004	0	(1)	(1)
Buy		3,887	09/2004	0	0	0
Buy	JY	2,917,263	07/2004	152	0	152
Buy	KW	510,840	07/2004	4	0	4
Buy		520,066	08/2004	12	0	12
Buy		590,000	09/2004	4	0	4
Buy	MP	4,737	08/2004	0	0	0
Buy		5,606	09/2004	0	(7)	(7)
Buy	PN	1,526	08/2004	3	0	3
Buy		1,740	09/2004	2	0	2
Buy	RP	33,915	09/2004	0	(13)	(13)
Buy	RR	12,522	07/2004	2	0	2
Buy		12,733	08/2004	3	0	3
Buy		14,270	09/2004	1	0	1
Buy	S$	743	07/2004	0	(7)	(7)
Buy		755	08/2004	0	(2)	(2)
Buy		852	09/2004	0	0	0
Buy	SR	2,955	08/2004	40	0	40
Sell		1,778	08/2004	0	(1)	(1)
Buy		3,429	09/2004	19	0	19
Sell		2,003	09/2004	0	(1)	(1)
Buy	SV	14,486	08/2004	10	0	10
Buy		16,715	09/2004	5	0	5
Buy	T$	14,791	08/2004	0	(1)	(1)
Buy		16,605	09/2004	0	0	0

				$464	$(42)	$422

(j)	Principal amount denoted in indicated currency:

BP	-	British Pound
BR	-	Brazilian Real
CP	-	Chilean Peso
EC	-	Euro
H$	-	Hong Kong Dollar
JY	-	Japanese Yen
KW	-	South Korean Won
MP	-	Mexican Peso
PN	-	Peruvian New Sol
RP	-	Indian Rupee
RR	-	Russian Ruble
S$	-	Singapore Dollar
SR	-	South African Rand
SV	-	Slovakian Koruna
T$	-	Taiwan Dollar

See accompanying notes	June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or

12	Semi-Annual Report	June 30, 2004

sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income by $157,342 and $(31,206), and net realized gain (loss) by $(137,550) and $11,058 and net change in unrealized appreciation (depreciation) by $(19,792) and $20,148 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average

14	Semi-Annual Report	June 30, 2004

daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and back overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,049,636	$906,376	$305,244	$332,178

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$2,357
Sales	2,374
Closing Buys	(638)
Expirations	(2,086)
Exercised	0
Balance at 06/30/2004	$2,007

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 11,478	$ (10,229)	$1,249

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	679	$7,078	7,349	$76,213
Administrative Class	34,019	355,600	94,450	979,977

Issued as reinvestment of distributions

Institutional Class	60	631	271	2,807
Administrative Class	1,399	14,564	4,687	48,536

Cost of shares redeemed

Institutional Class	(2,792)	(29,016)	(4,880)	(50,575)
Administrative Class	(11,949)	(124,164)	(28,502)	(295,164)

Net increase resulting from Portfolio share transactions	21,416	$224,693	73,375	$761,794

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	2	100
Administrative Class	6	79

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

16	Semi-Annual Report	June 30, 2004

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	17

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

EMERGING MARKETS BOND PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Emerging Markets Bond Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                     Emerging Markets Bond             J.P. Morgan Emerging
                    Portfolio Admin. Class           Markets Bond Index Global
                    ----------------------           -------------------------
09/30/2002                $10,000                            $10,000
10/31/2002                $10,879                            $10,616
11/30/2002                $11,248                            $10,917
12/31/2002                $11,665                            $11,253
01/31/2003                $11,972                            $11,438
02/28/2003                $12,475                            $11,804
03/31/2003                $12,902                            $11,995
04/30/2003                $13,728                            $12,678
05/31/2003                $14,328                            $13,203
06/30/2003                $14,225                            $13,203
07/31/2003                $13,624                            $12,735
08/31/2003                $14,020                            $13,045
09/30/2003                $14,540                            $13,503
10/31/2003                $14,623                            $13,569
11/30/2003                $14,886                            $13,735
12/31/2003                $15,356                            $14,139
01/31/2004                $15,541                            $14,211
02/29/2004                $15,485                            $14,261
03/31/2004                $15,853                            $14,617
04/30/2004                $14,754                            $13,823
05/31/2004                $14,621                            $13,618
06/30/2004                $14,888                            $13,818

COUNTRY ALLOCATION‡

Short-Term Instruments	29.5%
Brazil	23.6%
Russia	12.4%
Mexico	11.8%
Ecuador	3.4%
Peru	2.7%
Ukraine	2.6%
Other	14.0%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Emerging Markets Bond Portfolio Administrative Class (Inception 09/30/02)	–3.05%	4.66%	25.60%
- - - - - - -	J.P. Morgan Emerging Markets Bond Index Global	–2.27%	4.66%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$969.50	$1,025.00
Expenses Paid During Period†	$4.95	$5.09

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Securities of issuers that economically are tied to countries with emerging securities markets.

•	The Portfolio’s Administrative Class shares returned –3.05% for the 6-month period ended June 30, 2004, underperforming the J.P. Morgan Emerging Markets Bond Index Global return of –2.27% for the same period.

•	A significant underweight to Turkey was positive for performance; the country’s bonds fell amid concerns over its growing current account deficit and sizable funding needs.
•	An overweight to Brazil was negative for performance. Brazilian bonds underperformed early in the year amidst political noise and the exiting of leveraged tactical investors in the asset class.

•	An overweight to Ecuador bonds hurt returns; the country lagged due in part to slow progress on the structural reform agenda.

•	An underweight to Venezuela bonds detracted from performance as strong oil prices continued to support the country’s bonds.

•	Modest emerging market currency exposure was positive for performance due in part to strong appreciation of the South African Rand.

•	The use of “structural alpha” strategies such as selling short-maturity credit default protection added to returns.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Emerging Markets Bond Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		09/30/2002- 12/31/2002

Net asset value beginning of period	$12.97		$11.48		$10.00
Net investment income (a)	0.20	(d)	0.62	(d)	0.18
Net realized/unrealized gain (loss) on investments (a)	(0.59	)(d)	2.90	(d)	1.48
Total income (loss) from investment operations	(0.39)		3.52		1.66
Dividends from net investment income	(0.23)		(0.65)		(0.18)
Distributions from net realized capital gains	0.00		(1.38)		0.00
Total distributions	(0.23)		(2.03)		(0.18)
Net asset value end of period	$12.35		$12.97		$11.48
Total return	(3.05)%		31.64%		16.65%
Net assets end of period (000s)	$57,110		$50,954		$32,767
Ratio of net expenses to average net assets	1.01	%*(b)	1.04	%(b)	1.02	%*(b)(c)
Ratio of net investment income to average net assets	3.42	%*(d)	4.78	%(d)	6.58	%*
Portfolio turnover rate	292%		451%		91%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.11%.
(d)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. The effect of this reclassification was to (reduce) the net investment income ratio for the period ending June 30, 2004 by (0.09)% and the net investment income per share by $(0.01). For consistency, similar reclassifications have been made to prior period amounts, resulting in (reductions) to the net investment income ratio of (0.13)% and to the net investment income per share of $(0.02) in the fiscal year ending December 31, 2003. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Emerging Markets Bond Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$72,453
Cash	2
Foreign currency, at value	26
Receivable for investments sold	17,706
Unrealized appreciation on forward foreign currency contracts	64
Receivable for Portfolio shares sold	4
Interest and dividends receivable	1,254
Unrealized appreciation on swap agreements	108
91,617

Liabilities:

Payable for investments purchased	$217
Payable for investments purchased on a delayed delivery basis	34,112
Unrealized depreciation on forward foreign currency contracts	6
Written options outstanding	38
Accrued investment advisory fee	20
Accrued administration fee	18
Accrued servicing fee	6
Recoupment payable to Manager	1
Unrealized depreciation on swap agreements	36
Other liabilities	53
34,507

Net Assets	$57,110

Net Assets Consist of:

Paid in capital	$52,446
Undistributed net investment income	4,226
Accumulated undistributed net realized gain	135
Net unrealized appreciation	303
$57,110

Net Assets:

Administrative Class	$57,110

Shares Issued and Outstanding:

Administrative Class	4,625

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Administrative Class	$12.35

Cost of Investments Owned	$72,279
Cost of Foreign Currency Held	$25

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Emerging Markets Bond Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$1,207
Total Income	1,207

Expenses:

Investment advisory fees	122
Administration fees	109
Distribution and/or servicing fees - Administrative Class	40
Interest expense	2
Miscellaneous expense	1
Total Expenses	274

Net Investment Income	933

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	281
Net realized gain on options, and swaps	40
Net realized gain on foreign currency transactions	12
Net change in unrealized (depreciation) on investments	(3,062)
Net change in unrealized (depreciation) on options, and swaps	(51)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	47
Net (Loss)	(2,733)

Net Decrease in Assets Resulting from Operations	$(1,800)

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Emerging Markets Bond Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$933	$2,022
Net realized gain	333	7,988
Net change in unrealized appreciation (depreciation)	(3,066)	1,092
Net increase (decrease) resulting from operations	(1,800)	11,102

Distributions to Shareholders:

From net investment income
Administrative Class	(988)	(2,081)

From net realized capital gains
Administrative Class	0	(4,750)
Total Distributions	(988)	(6,831)

Portfolio Share Transactions:

Receipts for shares sold
Administrative Class	9,527	24,324

Issued as reinvestment of distributions
Administrative Class	993	6,826

Cost of shares redeemed
Administrative Class	(1,576)	(17,234)
Net increase resulting from Portfolio share transactions	8,944	13,916

Total Increase in Net Assets	6,156	18,187

Net Assets:

Beginning of period	50,954	32,767
End of period *	$57,110	$50,954

*Including undistributed net investment income of:	$4,226	$4,281

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Emerging Markets Bond Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

BRAZIL 29.9%

Republic of Brazil
2.060% due 04/15/2006 (a)	$80	$79
2.062% due 04/15/2006 (a)	1,258	1,241
11.500% due 03/12/2008	400	429
2.130% due 04/15/2009 (a)	918	834
14.500% due 10/15/2009	540	632
12.000% due 04/15/2010	460	492
10.000% due 08/07/2011	1,250	1,219
11.000% due 01/11/2012	1,160	1,173
2.130% due 04/15/2012 (a)	1,925	1,621
2.130% due 04/15/2012 (a)	358	301
8.000% due 04/15/2014 (a)	815	749
2.060% due 04/15/2024 (a)	100	79
6.000% due 04/15/2024 (a)	120	94
8.875% due 04/15/2024	1,150	943
10.125% due 05/15/2027	1,540	1,378
12.250% due 03/06/2030	220	230
8.250% due 01/20/2034	540	410
11.000% due 08/17/2040	5,496	5,187

Total Brazil (Cost $17,056)		17,091

BULGARIA 0.7%

Republic of Bulgaria
2.000% due 07/28/2011 (a)	$338	338
2.000% due 07/28/2012 (a)	81	81

Total Bulgaria (Cost $398)		419

CHILE 1.7%

Republic of Chile
5.625% due 07/23/2007	$915	959

Total Chile (Cost $966)		959

COLOMBIA 1.0%

Republic of Colombia
9.750% due 04/23/2009	$220	235
9.750% due 04/09/2011	87	97
10.750% due 01/15/2013	220	235

Total Colombia (Cost $577)		567

DOMINICAN REPUBLIC 0.4%

Dominican Republic
9.500% due 09/27/2006	$320	229
9.040% due 01/23/2013	20	12

Total Dominican Republic (Cost $318)		241

ECUADOR 4.2%

Republic of Ecuador
7.000% due 08/15/2030 (a)	$3,444	2,428

Total Ecuador (Cost $1,972)		2,428

GUATEMALA 1.1%

Republic of Guatemala
9.250% due 08/01/2013	$570	617

Total Guatemala (Cost $570)		617

MALAYSIA 1.5%

Petronas Capital Ltd.
7.000% due 05/22/2012	$325	$355
Republic of Malaysia
8.750% due 06/01/2009	120	141
7.500% due 07/15/2011	325	368

Total Malaysia (Cost $887)		864

MEXICO 15.0%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	$145	141
Pemex Project Funding Master Trust
8.000% due 11/15/2011	250	271
7.375% due 12/15/2014	445	456
Petroleos Mexicanos
9.250% due 03/30/2018	217	242
United Mexican States
10.375% due 02/17/2009	375	454
8.375% due 01/14/2011	1,710	1,937
7.500% due 01/14/2012	485	524
6.375% due 01/16/2013	2,670	2,671
11.375% due 09/15/2016	25	35
8.125% due 12/30/2019	574	616
8.300% due 08/15/2031	1,165	1,223

Total Mexico (Cost $8,659)		8,570

MOROCCO 0.4%

Kingdom of Morocco
2.000% due 01/05/2009	$250	247

Total Morocco (Cost $229)		247

PANAMA 1.6%

Republic of Panama
8.250% due 04/22/2008	$15	16
9.625% due 02/08/2011	210	234
9.375% due 07/23/2012	310	340
8.875% due 09/30/2027	80	78
9.375% due 04/01/2029	200	222

Total Panama (Cost $887)		890

PERU 3.4%

Republic of Peru
9.125% due 01/15/2008	$750	817
9.125% due 02/21/2012	920	948
4.500% due 03/07/2017 (a)	240	195

Total Peru (Cost $2,069)		1,960

POLAND 0.6%

Republic of Poland
4.000% due 10/27/2024 (a)	$130	109
4.750% due 10/27/2024 (a)	250	224

Total Poland (Cost $354)		333

RUSSIA 15.8%

Gazprom
9.625% due 03/01/2013	$150	155
Russian Federation
8.750% due 07/24/2005	550	581
5.000% due 03/31/2030 (a)	9,030	8,268

Total Russia (Cost $8,920)		9,004

SOUTH AFRICA (d)(e) 2.8%

Republic of South Africa
7.375% due 04/25/2012		$310	$338
5.250% due 05/16/2013	EC	400	475
6.500% due 06/02/2014		750	759

Total South Africa (Cost $1,549)			1,572

SOUTH KOREA 1.7%

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		$500	493
Industrial Bank of Korea
4.000% due 05/19/2014 (a)		110	103
Korea Development Bank
5.750% due 09/10/2013		15	15
Republic of Korea
8.875% due 04/15/2008		285	331

Total South Korea (Cost $963)			942

TUNISIA (d)(e) 2.8%

Banque Centrale De Tunisie
4.750% due 04/07/2011	EC	500	599
7.375% due 04/25/2012		900	986

Total Tunisia (Cost $1,602)			1,585

UKRAINE 3.3%

Republic of Ukraine
11.000% due 03/15/2007		$400	433
6.875% due 03/04/2011		1,050	992
7.650% due 06/11/2013		500	479

Total Ukraine (Cost $1,978)			1,904

VENEZUELA 1.6%

Republic of Venezuela
5.375% due 08/07/2010		$600	479
9.375% due 01/13/2034		500	424

Total Venezuela (Cost $966)			903

SHORT-TERM INSTRUMENTS 37.4%
Commercial Paper 36.9%
ABN AMRO North America Finance
1.040% due 07/06/2004		$900	900
Anz (Delaware), Inc.
1.030% due 07/08/2004		900	900
CDC Commercial Corp.
1.100% due 08/04/2004		1,500	1,498
Den norske Bank
1.260% due 09/20/2004		800	797
1.280% due 09/20/2004		500	498
European Investment Bank
1.050% due 07/16/2004		500	500
Fannie Mae
1.125% due 08/11/2004		300	300
1.225% due 09/01/2004		300	299
Freddie Mac
1.560% due 10/20/2004		600	597
HBOS Treasury Services PLC
1.055% due 07/19/2004		500	500
ING U.S. Funding LLC
1.345% due 09/09/2004		200	199
KFW International Finance, Inc.
1.095% due 08/10/2004		400	399
Lloyds TSB Bank PLC
1.185% due 07/21/2004		1,500	1,499

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

National Australia Funding, Inc.
1.210% due 07/19/2004	$1,400	$1,399
Nordea North America, Inc.
1.470% due 09/07/2004	100	100
Royal Bank of Scotland PLC
1.235% due 09/01/2004	400	399
Shell Finance (UK) PLC
1.230% due 08/11/2004	900	899
Svenska Handlesbanken
1.295% due 08/03/2004	1,400	1,398
1.145% due 09/01/2004	900	898
Swedish National Housing Finance Corp.
1.060% due 07/16/2004	1,200	1,199
1.090% due 07/29/2004	400	400
Toyota Motor Credit Corp.
1.390% due 09/15/2004	1,400	1,396
UBS Finance, Inc.
1.060% due 07/01/2004	500	500
1.420% due 07/01/2004	100	100
1.195% due 07/21/2004	100	100
1.135% due 09/01/2004	400	399
UniCredit Delaware
1.470% due 09/14/2004	1,400	1,396
Westpac Capital Corp.
1.030% due 07/09/2004	400	400
Westpac Trust Securities NZ Ltd.
1.120% due 08/16/2004	1,200	1,198

		21,067

Repurchase Agreement 0.3%
State Street Bank
0.800% due 07/01/2004	165	165

(Dated 06/30/2004. Collateralized by Fannie Mae 1.875% due 09/15/2005 valued at $170. Repurchase proceeds are $165.)

U.S. Treasury Bills 0.2%
1.315% due 09/16/2004	125	125

Total Short-Term Instruments (Cost $21,359)		21,357

Total Investments 126.9%		$72,453
(Cost $72,279)

Written Options (c) (0.1%)		(38)
(Premiums $49)

Other Assets and Liabilities (Net) (26.8%)		(15,305)

Net Assets 100.0%		$57,110

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security

(b)	Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.950% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 12/09/2004	$1,000	$0

Receive a fixed rate equal to 1.250% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 01/22/2005	100	0

Receive a fixed rate equal to 1.310% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co.
Exp. 01/29/2005	$300	$2

Receive a fixed rate equal to 1.060% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Goldman Sachs & Co.
Exp. 03/06/2005	300	0

Receive a fixed rate equal to 0.700% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Kazakhstan 11.125% due 05/11/2007.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/11/2005	100	0

Receive a fixed rate equal to 1.280% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 05/01/2005	1,000	2

Receive a fixed rate equal to 0.625% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 05/20/2005	100	0

Receive a fixed rate equal to 0.650% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 7.500% due 04/08/2033.
Counterparty: Barclays Bank PLC
Exp. 05/20/2005	33	0

Receive a fixed rate equal to 2.840% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.
Counterparty: J.P. Morgan Chase & Co.
Exp. 01/04/2013	1,600	99

Receive a fixed rate equal to 3.160% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 10/02/2013	450	5

Receive a fixed rate equal to 2.310% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 01/21/2014	525	(25)

Receive a fixed rate equal to 2.550% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Lehman Brothers, Inc.
Exp. 03/20/2014	350	(11)
		$72

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Emerging Markets Bond Portfolio

June 30, 2004 (Unaudited)

(c) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$115.000	08/27/2004	3	$2	$0
Put - CBOT U.S. Treasury Note September Futures	109.000	08/27/2004	40	47	38
				$49	$38

(d) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	163	07/2004	$0	$(1)	$(1)
Buy		149	08/2004	2	0	2
Buy		90	09/2004	0	0	0
Buy	CP	27,622	08/2004	0	0	0
Buy		18,181	09/2004	0	0	0
Sell	CY	891	09/2004	0	(3)	(3)
Buy	EC	896	07/2004	13	0	13
Buy	H$	350	07/2004	0	0	0
Buy		389	08/2004	0	0	0
Buy		233	09/2004	0	0	0
Buy	KW	52,245	07/2004	1	0	1
Buy		58,225	08/2004	1	0	1
Buy		35,400	09/2004	0	0	0
Buy		456,522	11/2004	6	0	6
Buy	MP	5,952	08/2004	3	0	3
Buy		336	09/2004	0	0	0
Buy	PN	174	08/2004	0	0	0
Buy		104	09/2004	0	0	0
Buy	RP	2,035	09/2004	0	(1)	(1)
Buy	RR	1,281	07/2004	0	0	0
Buy		1,426	08/2004	0	0	0
Buy		856	09/2004	0	0	0
Buy	S$	76	07/2004	0	(1)	(1)
Buy		85	08/2004	0	0	0
Buy		51	09/2004	0	0	0
Buy	SR	1,583	08/2004	28	0	28
Sell		202	08/2004	0	0	0
Buy		206	09/2004	1	0	1
Sell		120	09/2004	0	0	0
Buy	SV	9,346	08/2004	9	0	9
Buy		1,003	09/2004	0	0	0
Buy	T$	1,656	08/2004	0	0	0
Buy		996	09/2004	0	0	0
				$64	$(6)	$58

(e) Principal amount denoted in indicated currency:

BR	-	Brazilian Real
CP	-	Chilean Peso
CY	-	Chinese Yuan Renminbi
EC	-	Euro
H$	-	Hong Kong Dollar
KW	-	South Korean Won
MP	-	Mexican Peso
PN	-	Peruvian New Sol
RP	-	Indian Rupee
RR	-	Russian Ruble
S$	-	Singapore Dollar
SR	-	South African Rand
SV	-	Slovakian Koruna
T$	-	Taiwan Dollar

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 2002.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Loan Agreements. The Portfolio may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the

12	Semi-Annual Report	June 30, 2004

repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased(decreased) net investment income by $(49,821) and $(55,321), and net realized gain by $38,955 and $25,829 and net change in unrealized appreciation by $10,865 and $29,492 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.45%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.40%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	1.00%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	Year of Waiver
	12/31/2002	12/31/2003	06/30/2004
Amount Available for Reimbursement	$4	$0	$0

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 0	$ 0	$ 151,690	$ 145,220

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$0
Sales	70
Closing Buys	(1)
Expirations	(20)
Exercised	0
Balance at 06/30/2004	$49

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 1,145	$(971)	$174

14	Semi-Annual Report	June 30, 2004

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	0	$0	0	$0
Administrative Class	744	9,527	1,871	24,324

Issued as reinvestment of distributions

Institutional Class	0	0	0	0
Administrative Class	78	993	531	6,826

Cost of shares redeemed

Institutional Class	0	0	0	0
Administrative Class	(127)	(1,576)	(1,327)	(17,234)

Net increase resulting from Portfolio share transactions	695	$8,944	1,075	$13,916

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Administrative Class	1	98

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

16	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

REAL RETURN PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Real Return Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                           Real Return            Lehman Brothers Global Real:
                     Portfolio Admin. Class            U.S. TIPS Index
                     ----------------------      -----------------------------
 09/30/1999                $10,000                        $10,000
 10/31/1999                $10,013                        $10,020
 11/30/1999                $10,090                        $10,081
 12/31/1999                 $9,997                        $10,000
 01/31/2000                $10,060                        $10,045
 02/29/2000                $10,131                        $10,139
 03/31/2000                $10,441                        $10,434
 04/30/2000                $10,545                        $10,573
 05/31/2000                $10,489                        $10,545
 06/30/2000                $10,655                        $10,678
 07/31/2000                $10,737                        $10,769
 08/31/2000                $10,822                        $10,849
 09/30/2000                $10,913                        $10,905
 10/31/2000                $11,100                        $11,037
 11/30/2000                $11,269                        $11,197
 12/31/2000                $11,407                        $11,318
 01/31/2001                $11,711                        $11,555
 02/28/2001                $11,902                        $11,750
 03/31/2001                $12,000                        $11,863
 04/30/2001                $12,122                        $11,929
 05/31/2001                $12,263                        $12,070
 06/30/2001                $12,247                        $12,056
 07/31/2001                $12,461                        $12,257
 08/31/2001                $12,534                        $12,274
 09/30/2001                $12,659                        $12,345
 10/31/2001                $12,963                        $12,638
 11/30/2001                $12,625                        $12,357
 12/31/2001                $12,506                        $12,212
 01/31/2002                $12,579                        $12,284
 02/28/2002                $12,734                        $12,471
 03/31/2002                $12,667                        $12,393
 04/30/2002                $13,045                        $12,732
 05/31/2002                $13,260                        $12,934
 06/30/2002                $13,436                        $13,117
 07/31/2002                $13,710                        $13,334
 08/31/2002                $14,199                        $13,811
 09/30/2002                $14,557                        $14,159
 10/31/2002                $14,187                        $13,781
 11/30/2002                $14,191                        $13,771
 12/31/2002                $14,728                        $14,234
 01/31/2003                $14,778                        $14,342
 02/28/2003                $15,360                        $14,879
 03/31/2003                $15,126                        $14,638
 04/30/2003                $15,102                        $14,600
 05/31/2003                $15,843                        $15,293
 06/30/2003                $15,729                        $15,136
 07/31/2003                $15,023                        $14,438
 08/31/2003                $15,298                        $14,697
 09/30/2003                $15,815                        $15,183
 10/31/2003                $15,890                        $15,265
 11/30/2003                $15,872                        $15,275
 12/31/2003                $16,029                        $15,430
 01/31/2004                $16,246                        $15,607
 02/29/2004                $16,644                        $15,968
 03/31/2004                $16,888                        $16,223
 04/30/2004                $16,106                        $15,436
 05/31/2004                $16,388                        $15,714
 06/30/2004                $16,397                        $15,721

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	49.3%
Short-Term Instruments	43.9%
Other	6.8%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Real Return Portfolio Administrative Class (Inception 09/30/99)	2.29%	4.24%	10.99%
- - - - - - -	Lehman Brothers Global Real: U.S. TIPS Index	1.88%	3.86%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,022.90	$1,025.00
Expenses Paid During Period†	$3.27	$3.27

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, or government-sponsored enterprises and corporations.

•	For the 6 months ended June 30, 2004, the Portfolio’s Administrative Class shares returned 2.29%, versus 1.88% for the benchmark Lehman Brothers Global Real: U.S. TIPS Index.

•	For the 6 months, real yields in the U.S. increased by 0.10%, compared to a 0.39% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% on June 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.31% on December 31, 2003. The 12-month CPI-U change for the period ended June 30, 2004, was 3.22%.

•	The effective duration of the Portfolio was 6.82 years on June 30, 2004, compared to a duration of 7.51 years for the benchmark; this strategy was positive for performance as real yields rose.
•	The Portfolio reduced overall account duration through short positions in nominal treasuries, treasury futures, and swaps, which was positive for performance as nominal yields rose.

•	The Portfolio was overweight shorter maturity TIPS. This was positive for performance compared to the benchmark as the real yield curve steepened.

•	The Portfolio’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Portfolio.

•	Option writing added income to the Portfolio as rates stayed within our forecasted range.

•	An allocation to emerging market bonds was negative overall for returns, as spreads widened throughout the period.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Real Return Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+	12/31/2003		12/31/2002		12/31/2001		12/31/2000	09/30/1999- 12/31/1999

Net asset value beginning of period	$12.36	$11.90		$10.56		$10.34		$9.80	$10.00
Net investment income (a)	0.04	0.27		0.48		0.61		0.64	0.20
Net realized/unrealized gain (loss) on investments (a)	0.24	0.77		1.36		0.38		0.69	(0.20)
Total income from investment operations	0.28	1.04		1.84		0.99		1.33	0.00
Dividends from net investment income	(0.04)	(0.32)		(0.48)		(0.63)		(0.79)	(0.20)
Distributions from net realized capital gains	0.00	(0.26)		(0.02)		(0.14)		0.00	0.00
Total distributions	(0.04)	(0.58)		(0.50)		(0.77)		(0.79)	(0.20)
Net asset value end of period	$12.60	$12.36		$11.90		$10.56		$10.34	$9.80
Total return	2.29%	8.84%		17.77%		9.63%		14.11%	(0.03)%
Net assets end of period (000s)	$437,833	$275,029		$90,724		$7,406		$448	$3,000
Ratio of net expenses to average net assets	0.65%*	0.66	%(d)	0.66	%(d)	0.66	%(c)(d)	0.65%	0.65	%(b)*
Ratio of net investment income to average net assets	0.67%*	2.21%		4.19%		5.63%		6.69%	7.72	%*
Portfolio turnover rate	572%	738%		87%		58%		18%	23%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.92%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.67%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.65%.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Real Return Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$935,373
Foreign currency, at value	267
Receivable for investments sold on a delayed delivery basis	10,239
Unrealized appreciation on forward foreign currency contracts	40
Receivable for Portfolio shares sold	1,231
Interest and dividends receivable	1,357
Swap premiums paid	2,839
Unrealized appreciation on swap agreements	142
951,488

Liabilities:

Payable for investments purchased	$6,200
Payable for investments purchased on a delayed delivery basis	460,125
Payable for short sale	10,356
Written options outstanding	16
Payable for Portfolio shares redeemed	171
Accrued investment advisory fee	93
Accrued administration fee	93
Accrued servicing fee	46
Variation margin payable	6
Swap premiums received	72
Unrealized depreciation on swap agreements	833
Other liabilities	1,550
479,561

Net Assets	$471,927

Net Assets Consist of:

Paid in capital	$457,969
Undistributed net investment income	6,218
Accumulated undistributed net realized gain	5,266
Net unrealized appreciation	2,474
$471,927

Net Assets:

Institutional Class	$34,094
Administrative Class	437,833

Shares Issued and Outstanding:

Institutional Class	2,706
Administrative Class	34,756

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$12.60
Administrative Class	12.60

Cost of Investments Owned	$931,094
Cost of Foreign Currency Held	$266

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Real Return Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)

Investment Income:

Interest	$2,622
Total Income	2,622

Expenses:

Investment advisory fees	493
Administration fees	493
Distribution and/or servicing fees - Administrative Class	274
Trustees’ fees	3
Interest expense	5
Total Expenses	1,268

Net Investment Income	1,354

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	5,427
Net realized gain on futures contracts, options, and swaps	1,406
Net realized (loss) on foreign currency transactions	(52)
Net change in unrealized (depreciation) on investments	(1,518)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(291)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	90
Net Gain	5,062

Net Increase in Assets Resulting from Operations	$6,416

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Real Return Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$1,354	$4,341
Net realized gain	6,781	10,563
Net change in unrealized appreciation (depreciation)	(1,719)	564
Net increase resulting from operations	6,416	15,468

Distributions to Shareholders:

From net investment income
Institutional Class	(123)	(377)
Administrative Class	(1,280)	(3,967)

From net realized capital gains
Institutional Class	0	(541)
Administrative Class	0	(5,360)
Total Distributions	(1,403)	(10,245)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	7,848	25,638
Administrative Class	210,240	258,368

Issued as reinvestment of distributions
Institutional Class	123	917
Administrative Class	1,288	9,318

Cost of shares redeemed
Institutional Class	(841)	(751)
Administrative Class	(53,313)	(87,884)
Net increase resulting from Portfolio share transactions	165,345	205,605

Total Increase in Net Assets	170,358	210,829

Net Assets:

Beginning of period	301,569	90,740
End of period*	$471,927	$301,569

*Including undistributed net investment income of:	$6,218	$6,267

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Real Return Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 6.0%
Banking & Finance 4.2%
Countrywide Home Loans, Inc.
1.360% due 02/23/2005 (a)	$3,600	$3,599
Ford Motor Credit Co.
3.035% due 10/25/2004 (a)	200	201
1.600% due 07/18/2005 (a)	300	300
General Motors Acceptance Corp.
2.135% due 05/18/2006 (a)	1,500	1,504
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (j)	6,200	6,200
Pemex Project Funding Master Trust
7.375% due 12/15/2014	500	512
8.625% due 02/01/2022	200	209
Phoenix Quake Wind Ltd.
3.560% due 07/03/2008 (a)	500	514
3.601% due 07/03/2008 (a)	2,000	2,056
Residential Reinsurance Ltd.
6.260% due 06/08/2006 (a)	1,000	1,015
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	99
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	2,800	2,798
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	700	706

		19,713

Industrials 1.0%
Alcan, Inc.
1.623% due 12/08/2004 (a)	1,100	1,100
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	105
Halliburton Co.
2.650% due 10/17/2005 (a)	1,700	1,718
1.920% due 01/26/2007 (a)	2,000	1,999

		4,922

Utilities 0.8%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	109
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	1,500	1,504
Sprint Capital Corp.
7.900% due 03/15/2005	2,200	2,281

		3,894

Total Corporate Bonds & Notes (Cost $28,448)		28,529

MUNICIPAL BONDS & NOTES 0.2%

Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017	475	430

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	446

Total Municipal Bonds & Notes (Cost $871)		876

U.S. GOVERNMENT AGENCIES 0.5%

Fannie Mae
3.230% due 11/01/2024 (a)	25	25

Small Business Administration
4.504% due 02/01/2014	2,284	2166

Total U.S. Government Agencies (Cost $2,310)		2,191

U.S. TREASURY OBLIGATIONS 97.6%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	16,080	17,228
3.625% due 01/15/2008	66,931	73,167

3.875% due 01/15/2009		$25,890	$28,872
4.250% due 01/15/2010		37,855	43,338
3.500% due 01/15/2011		23,858	26,497
3.375% due 01/15/2012		17,539	19,437
3.000% due 07/15/2012		85,345	92,292
1.875% due 07/15/2013		16,443	16,248
2.000% due 01/15/2014		43,107	42,864
3.625% due 04/15/2028		16,291	19,880
3.875% due 04/15/2029		61,425	78,346
3.375% due 04/15/2032		2,127	2,589

Total U.S. Treasury Obligations (Cost $456,376)			460,758

MORTGAGE-BACKED SECURITIES 2.1%

Bank of America Mortgage Securities, Inc.
6.500% due 02/25/2033		665	680
Bear Stearns Adjustable Rate Mortgage Trust
4.368% due 01/25/2034 (a)		7,700	7,744
Sequoia Mortgage Trust
1.630% due 10/19/2026 (a)		1,422	1,423

Total Mortgage-Backed Securities (Cost $9,923)			9,847

ASSET-BACKED SECURITIES 3.2%

Ameriquest Mortgage Securities, Inc.
1.710% due 02/25/2033 (a)		617	619
Asset-Backed Securities Corp. Home Equity
1.738% due 01/15/2033 (a)		2,083	2,096
Bayview Financial Acquisition Trust
1.770% due 08/28/2034 (a)		3,758	3,772
Bear Stearns Asset-Backed Securities, Inc.
1.750% due 03/25/2043 (a)		1,128	1,130
Equity One ABS, Inc.
1.600% due 04/25/2034 (a)		2,323	2,320
GSAMP Trust
1.620% due 03/25/2034 (a)		1,000	1,000
Redwood Capital Ltd.
3.462% due 01/01/2006 (a)		1,000	1,002
5.012% due 01/01/2006 (a)		1,000	1,002
Renaissance Home Equity Loan Trust
1.680% due 12/25/2032 (a)		1,256	1,254
Residential Asset Securities Corp.
1.600% due 01/25/2034 (a)		88	89
Structured Asset Investment Loan Trust
1.420% due 06/25/2033 (a)		224	224
Truman Capital Mortgage Loan Trust
1.640% due 01/25/2034 (a)		428	423

Total Asset-Backed Securities (Cost $14,910)			14,931

SOVEREIGN ISSUES 0.6%

Republic of Brazil
2.062% due 04/15/2006 (a)		128	126
2.125% due 04/15/2009 (a)		118	107
8.000% due 04/15/2014 (a)		1,525	1,400
11.000% due 08/17/2040		200	189
Republic of Colombia
10.000% due 01/23/2012		350	364
United Mexican States
6.375% due 01/16/2013		700	701

Total Sovereign Issues (Cost $2,909)			2,887

FOREIGN CURRENCY-DENOMINATED ISSUES (h)(i) 1.0%

Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	700	866
5.953% due 12/22/2008		1,100	1,368
Republic of France
3.000% due 07/25/2012 (b)		1,579	2,082

Republic of Italy
2.150% due 09/15/2014 (b)	EC	509	$615

Total Foreign Currency-Denominated Issues (Cost $4,858)			4,931

PURCHASED PUT OPTIONS 0.0%

Treasury Inflation Protected Securities (OTC)
3.625% due 01/15/2008
Strike @ 99.000 Exp. 08/27/2004		$57,000	0

Total Purchased Put Options (Cost $9)			0

SHORT-TERM INSTRUMENTS 87.0%
Certificates of Deposit 3.5%
Citibank New York N.A.
1.090% due 07/30/2004		900	900
1.190% due 08/20/2004		6,300	6,300
1.215% due 08/23/2004		200	200
Wells Fargo Bank N.A.
1.090% due 07/07/2004		500	500
1.240% due 07/19/2004		8,700	8,700

			16,600

Commercial Paper 83.2%
Anz (Delaware), Inc.
1.040% due 07/06/2004		1,200	1,200
ASB Bank Ltd.
1.140% due 08/30/2004		2,600	2,594
ASK Bank Ltd.
1.490% due 09/22/2004		6,400	6,378
Bank of Ireland
1.255% due 09/01/2004		12,200	12,170
1.285% due 09/03/2004		1,300	1,297
Barclays U.S. Funding Corp.
1.210% due 08/23/2004		8,900	8,884
1.110% due 08/25/2004		1,500	1,497
1.110% due 08/26/2004		2,600	2,595
CBA (de) Finance
1.050% due 07/02/2004		900	900
1.050% due 07/13/2004		3,900	3,899
CDC Commercial Paper, Inc.
1.085% due 08/04/2004		3,300	3,297
1.120% due 08/19/2004		900	899
1.120% due 08/24/2004		1,600	1,597
1.320% due 09/10/2004		600	598
1.250% due 09/16/2004		6,900	6,878
1.270% due 09/24/2004		300	299
Danske Corp.
1.260% due 09/14/2004		3,300	3,290
1.240% due 09/17/2004		7,900	7,875
1.270% due 09/20/2004		100	100
Den Norske Bank ASA
1.250% due 08/30/2004		2,000	1,995
European Investment Bank 1.030% due 07/02/2004		600	600
Fannie Mae
1.000% due 07/01/2004		3,600	3,600
1.005% due 07/01/2004		4,400	4,400
1.010% due 07/01/2004		8,300	8,300
1.025% due 07/07/2004		19,700	19,697
1.040% due 07/14/2004		900	900
1.056% due 07/28/2004		600	599
1.055% due 08/04/2004		3,300	3,297
1.063% due 08/04/2004		3,000	2,997
1.100% due 08/04/2004		4,300	4,296
1.125% due 08/11/2004		11,600	11,585
1.150% due 08/18/2004		4,200	4,194
1.180% due 08/25/2004		13,300	13,276
1.185% due 08/25/2004		4,500	4,492
1.105% due 09/01/2004		600	598
1.225% due 09/01/2004		4,500	4,489

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

1.230% due 09/01/2004	$2,900	$2,893
1.250% due 09/01/2004	4,500	4,489
1.130% due 09/08/2004	1,500	1,496
1.200% due 09/08/2004	200	199
1.405% due 09/08/2004	7,100	7,080
1.430% due 09/08/2004	3,800	3,789
1.426% due 09/22/2004	4,700	4,684
1.530% due 10/18/2004	4,600	4,578
1.530% due 10/20/2004	4,700	4,677
Federal Home Loan Bank
1.165% due 07/16/2004	4,600	4,598
1.240% due 09/01/2004	4,100	4,090
1.250% due 09/01/2004	4,500	4,489
Freddie Mac
1.010% due 07/15/2004	4,100	4,098
1.200% due 08/09/2004	4,500	4,494
1.120% due 08/10/2004	4,300	4,295
1.125% due 08/10/2004	4,200	4,195
1.205% due 08/20/2004	4,500	4,492
1.175% due 08/24/2004	4,400	4,392
1.180% due 08/24/2004	11,900	11,879
1.210% due 08/31/2004	4,500	4,489
1.215% due 08/31/2004	4,000	3,990
1.315% due 09/07/2004	3,400	3,391
1.320% due 09/07/2004	4,500	4,488
1.200% due 09/08/2004	2,100	2,094
1.200% due 09/14/2004	4,000	3,988
1.410% due 09/14/2004	4,500	4,486
1.440% due 09/14/2004	4,500	4,486
1.445% due 09/14/2004	7,900	7,876
1.435% due 09/21/2004	12,600	12,557
1.280% due 09/22/2004	1,300	1,295
1.465% due 09/28/2004	2,700	2,690
1.300% due 09/30/2004	4,400	4,383
1.560% due 10/20/2004	4,700	4,677
General Electric Capital Corp.
1.050% due 07/07/2004	1,200	1,200
1.040% due 07/08/2004	4,400	4,399
1.060% due 07/12/2004	900	900
1.140% due 09/03/2004	100	100
1.300% due 09/08/2004	3,400	3,391
HBOS Treasury Services PLC
1.055% due 07/16/2004	8,000	7,996
1.095% due 08/02/2004	100	100
1.250% due 08/25/2004	300	299
1.250% due 08/31/2004	100	100
1.335% due 09/09/2004	1,900	1,895
1.290% due 09/24/2004	200	199
1.640% due 10/26/2004	1,000	995
ING U.S. Funding LLC
1.275% due 09/01/2004	6,100	6,085
1.345% due 09/09/2004	1,000	997
Nestle Capital Corp.
1.240% due 09/14/2004	4,400	4,386
Pfizer, Inc.
1.160% due 07/30/2004	2,900	2,897
Rabobank USA Financial Corp.
1.240% due 09/13/2004	8,500	8,474
Royal Bank of Scotland
1.090% due 08/06/2004	4,900	4,895
1.235% due 09/13/2004	1,600	1,595
Shell Finance (UK) PLC
1.435% due 08/27/2004	2,700	2,694
Stadshypoket Delaware, Inc. 1.490% due 09/23/2004	400	399
Svenska Handelsbanken
1.075% due 07/28/2004	1,300	1,299
1.250% due 09/01/2004	12,100	12,070
1.390% due 09/13/2004	200	199
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	9,700	9,700
UBS Finance, Inc.
1.040% due 07/06/2004	2,300	2,300
1.340% due 09/08/2004	600	598

1.245% due 09/13/2004	$100	$100
1.270% due 09/20/2004	200	199
Westpac Capital Corp.
1.030% due 07/07/2004	400	400
1.385% due 09/10/2004	5,600	5,584
Westpac Trust Securities NZ Ltd.
1.030% due 07/09/2004	300	300
1.220% due 08/25/2004	400	399

		392,503

Repurchase Agreement 0.2%
State Street Bank
0.800% due 07/01/2004	822	822

(Dated 06/30/2004. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $838. Repurchase proceeds are $822.)

U.S. Treasury Bills 0.1%
1.354% due 09/16/2004 (c)(d)	500	498

Total Short-Term Instruments (Cost $410,480)		410,423

Total Investments 198.2%		$935,373
(Cost $931,094)

Written Options (f) (0.0%)		(16)
(Premiums $558)

Other Assets and Liabilities (Net) (98.2%)		(463,430)

Net Assets 100.0%		$471,927

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $199 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Long Futures	09/2004	8	$(15)

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 06/17/2010	EC 9,400	$(49)

Received a fixed rate equal to 5.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 06/17/2015	27,700	(126)

Receive a fixed rate equal to 5.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 06/17/2015	EC 8,000	$(19)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America
Exp. 12/15/2014	$17,700	(277)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 12/15/2014	6,000	(96)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 12/15/2014	12,000	(176)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014	6,000	(90)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Bank of America
Exp. 12/18/2033	5,000	92

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: UBS Warburg LLC
Exp. 12/18/2033	4,600	50
		$(691)

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Real Return Portfolio

June 30, 2004 (Unaudited)

(f) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$6,400	$71	$3
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	9,300	81	2
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	6,400	38	1
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	9,300	91	6
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	16,300	144	2
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	16,300	133	2
						$558	$16

* The Portfolio will pay a floating rate based on 3-month LIBOR.
** The Portfolio will receive a floating rate based on 3-month LIBOR.

(g) Short sales open at June 30, 2004 were as follows:

Type		Coupon (%)		Maturity	Par	Value	Proceeds
Republic of Italy		4.250		08/01/2014	$2,000	$2,397	$2,373
U.S. Treasury Note		5.750		08/15/2010	3,100	3,381	3,328
U.S. Treasury Note		3.625		05/15/2013	300	281	276
U.S. Treasury Note		4.250		08/15/2013	4,400	4,297	4,247
						$10,356	$10,224

(h) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	2,780		07/2004	$40	$0	$40

(i) Principal amount denoted in indicated currency:

EC	-	Euro

(j) Indicates a fair-valued security which has not been valued utilizing an independent quote but has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair-valued securities is $6,200, which represents 1.31% of net assets.

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

12	Semi-Annual Report	June 30, 2004

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. There were no reclassifications to any period presented as a result of this change. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.60%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 2,823,602	$ 2,675,437	$ 61,360	$ 46,138

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$558
Exercised	0
Balance at 06/30/2004	$558

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 4,641	$(362)	$4,279

14	Semi-Annual Report	June 30, 2004

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	616	$7,848	2,134	$25,638
Administrative Class	16,643	210,240	21,042	258,368

Issued as reinvestment of distributions

Institutional Class	10	123	74	917
Administrative Class	102	1,288	755	9,318

Cost of shares redeemed

Institutional Class	(67)	(841)	(62)	(751)
Administrative Class	(4,240)	(53,313)	(7,171)	(87,884)

Net increase resulting from Portfolio share transactions	13,064	$165,345	16,772	$205,605

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	100
Administrative Class	5	67

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

16	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

LOW DURATION PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Low Duration Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                        Low Duration                Merrill Lynch
                   Portfolio Admin. Class      1-3 Year Treasury Index
                   ----------------------      -----------------------
 02/28/1999                  $10,000                   $10,000
 03/31/1999                  $10,082                   $10,070
 04/30/1999                  $10,151                   $10,102
 05/31/1999                  $10,116                   $10,095
 06/30/1999                  $10,164                   $10,127
 07/31/1999                  $10,165                   $10,159
 08/31/1999                  $10,162                   $10,188
 09/30/1999                  $10,243                   $10,255
 10/31/1999                  $10,293                   $10,282
 11/30/1999                  $10,303                   $10,301
 12/31/1999                  $10,292                   $10,316
 01/31/2000                  $10,290                   $10,312
 02/29/2000                  $10,308                   $10,381
 03/31/2000                  $10,386                   $10,445
 04/30/2000                  $10,406                   $10,472
 05/31/2000                  $10,432                   $10,516
 06/30/2000                  $10,584                   $10,625
 07/31/2000                  $10,646                   $10,692
 08/31/2000                  $10,727                   $10,771
 09/30/2000                  $10,806                   $10,848
 10/31/2000                  $10,859                   $10,906
 11/30/2000                  $10,971                   $11,009
 12/31/2000                  $11,054                   $11,141
 01/31/2001                  $11,234                   $11,280
 02/28/2001                  $11,251                   $11,354
 03/31/2001                  $11,314                   $11,448
 04/30/2001                  $11,395                   $11,479
 05/31/2001                  $11,488                   $11,544
 06/30/2001                  $11,464                   $11,583
 07/31/2001                  $11,681                   $11,713
 08/31/2001                  $11,754                   $11,780
 09/30/2001                  $11,949                   $11,974
 10/31/2001                  $12,055                   $12,087
 11/30/2001                  $11,947                   $12,061
 12/31/2001                  $11,896                   $12,065
 01/31/2002                  $12,008                   $12,090
 02/28/2002                  $12,101                   $12,148
 03/31/2002                  $12,043                   $12,066
 04/30/2002                  $12,153                   $12,201
 05/31/2002                  $12,218                   $12,250
 06/30/2002                  $12,294                   $12,353
 07/31/2002                  $12,355                   $12,503
 08/31/2002                  $12,464                   $12,546
 09/30/2002                  $12,530                   $12,650
 10/31/2002                  $12,587                   $12,679
 11/30/2002                  $12,625                   $12,641
 12/31/2002                  $12,735                   $12,759
 01/31/2003                  $12,777                   $12,758
 02/28/2003                  $12,876                   $12,811
 03/31/2003                  $12,889                   $12,835
 04/30/2003                  $12,941                   $12,859
 05/31/2003                  $13,027                   $12,907
 06/30/2003                  $13,043                   $12,927
 07/31/2003                  $12,883                   $12,856
 08/31/2003                  $12,914                   $12,865
 09/30/2003                  $13,031                   $12,982
 10/31/2003                  $12,982                   $12,934
 11/30/2003                  $12,981                   $12,927
 12/31/2003                  $13,033                   $13,002
 01/31/2004                  $13,068                   $13,028
 02/29/2004                  $13,128                   $13,091
 03/31/2004                  $13,164                   $13,131
 04/30/2004                  $13,074                   $13,005
 05/31/2004                  $13,059                   $12,993
 06/30/2004                  $13,084                   $12,992

SECTOR BREAKDOWN‡

Short-Term Instruments	67.8%
U.S. Government Agencies	9.3%
Asset-Backed Securities	7.7%
U.S. Treasury Obligations	5.9%
Mortgage-Backed Securities	3.7%
Corporate Bonds & Notes	2.5%
Other	3.1%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	5 Years*	Since Inception*
	Low Duration Portfolio Administrative Class Inception (02/16/99)	0.39%	0.32%	5.18%	5.08%
- - - - - - -	Merrill Lynch 1-3 Year Treasury Index	–0.08%	0.50%	5.11%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,003.90	$1,025.00
Expenses Paid During Period†	$3.24	$3.27

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio’s Administrative Class shares returned 0.39% for the six-month period ended June 30, 2004, outperforming the Merrill Lynch 1-3 Year Treasury Index return of –0.08% for the same period.

•	The Portfolio’s duration was positioned below the benchmark during the period. This hurt returns in the first quarter when rates fell and helped later in the period when market sold off, resulting in an overall neutral effect on performance.

•	The Portfolio’s broader-than-Index maturity distribution had a positive impact on returns, as maturities within the Index fared the worst during the period.
•	An emphasis on mortgage-backed securities was positive for performance, as this sector outperformed Treasuries during the period. Positive security selection within the sector further enhanced returns.

•	The Portfolio’s limited holdings of corporate bonds did not have a significant effect on performance.

•	A small allocation to emerging market bonds detracted from returns. Leveraged tactical investors sold emerging market bonds as interest rates rose, which negatively impacted this asset class.

•	Exposure to developed non-U.S. markets, primarily short maturity Eurozone holdings, had a strong positive effect on performance. Eurozone issues benefited from expectations for lower growth and inflation in Europe.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Low Duration Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		12/31/2000		02/16/1999- 12/31/1999

Net asset value beginning of period	$10.27		$10.23		$9.95		$9.82		$9.74		$10.00
Net investment income (a)	0.05	(f)	0.13	(f)	0.34	(f)	0.52	(f)	0.59	(f)	0.50
Net realized/unrealized gain (loss) on investments (a)	(0.01	)(f)	0.11	(f)	0.35	(f)	0.21	(f)	0.11	(f)	(0.25)
Total income from investment operations	0.04		0.24		0.69		0.73		0.70		0.25
Dividends from net investment income	(0.05)		(0.19)		(0.35)		(0.54)		(0.62)		(0.51)
Distributions from net realized capital gains	0.00		(0.01)		(0.06)		(0.06)		0.00		0.00
Total distributions	(0.05)		(0.20)		(0.41)		(0.60)		(0.62)		(0.51)
Net asset value end of period	$10.26		$10.27		$10.23		$9.95		$9.82		$9.74
Total return	0.39%		2.34%		7.05%		7.61%		7.41%		2.56%
Net assets end of period (000s)	$216,146		$115,419		$19,495		$5,175		$742		$5,149
Ratio of net expenses to average net assets	0.65	%*	0.65%		0.66	%(c)(e)	0.69	%(c)(d)	0.65%		0.65	%*(b)
Ratio of net investment income to average net assets	0.90	%*(f)	1.30	%(f)	3.39	%(f)	5.19	%(f)	6.07	%(f)	5.74	%*
Portfolio turnover rate	65%		284%		339%		661%		165%		11%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.78%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.70%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.67%.
(f)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to (reduce) the net investment income ratio for the period ending June 30, 2004 by 0.00% and the net investment income per share by $0.00. For consistency, similar reclassifications have been made to prior period amounts, resulting in increases (reductions) to the net investment income ratio of 0.00%, (0.01)%, 0.01% and 0.00% and to the net investment income per share of $0.00, $0.00, $0.00, and $0.00 in the fiscal years ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Low Duration Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$244,126
Foreign currency, at value	358
Receivable for investments sold	3
Unrealized appreciation on forward foreign currency contracts	17
Receivable for Portfolio shares sold	857
Interest and dividends receivable	240
Variation margin receivable	285
Swap premiums paid	2
Unrealized appreciation on swap agreements	3
245,891

Liabilities:

Payable for investments purchased	$20,499
Unrealized depreciation on forward foreign currency contracts	14
Written options outstanding	6
Payable for Portfolio shares redeemed	45
Accrued investment advisory fee	43
Accrued administration fee	43
Accrued servicing fee	23
Recoupment payable to Manager	3
Unrealized depreciation on swap agreements	2
20,678

Net Assets	$225,213

Net Assets Consist of:

Paid in capital	$225,406
Undistributed net investment income	71
Accumulated undistributed net realized (loss)	(537)
Net unrealized appreciation	273
$225,213

Net Assets:

Institutional Class	$9,067
Administrative Class	216,146

Shares Issued and Outstanding:

Institutional Class	884
Administrative Class	21,073

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.26
Administrative Class	10.26

Cost of Investments Owned	$244,105
Cost of Foreign Currency Held	$354

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Low Duration Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$1,249
Dividends	14
Miscellaneous income	2
Total Income	1,265

Expenses:

Investment advisory fees	202
Administration fees	202
Distribution and/or servicing fees - Administrative Class	119
Trustees’ fees	2
Miscellaneous expense	3
Total Expenses	528

Net Investment Income	737

Net Realized and Unrealized Gain (Loss):

Net realized (loss) on investments	(184)
Net realized (loss) on futures contracts, options, and swaps	(140)
Net realized (loss) on foreign currency transactions	(76)
Net change in unrealized (depreciation) on investments	(166)
Net change in unrealized appreciation on futures contracts, options, and swaps	91
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7
Net (Loss)	(468)

Net Increase in Assets Resulting from Operations	$269

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Low Duration Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$737	$591
Net realized gain (loss)	(400)	129
Net change in unrealized appreciation (depreciation)	(68)	161
Net increase resulting from operations	269	881

Distributions to Shareholders:

From net investment income
Institutional Class	(21)	0
Administrative Class	(793)	(704)

From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(110)
Total Distributions	(814)	(814)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	9,077	0
Administrative Class	130,603	109,489

Issued as reinvestment of distributions
Institutional Class	21	0
Administrative Class	792	815

Cost of shares redeemed
Institutional Class	(29)	0
Administrative Class	(30,136)	(14,447)
Net increase resulting from Portfolio share transactions	110,328	95,857

Total Increase in Net Assets	109,783	95,924

Net Assets:

Beginning of period	115,430	19,506
End of period*	$225,213	$115,430

*Including undistributed net investment income of:	$71	$148

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Low Duration Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 2.7%
Banking & Finance 1.2%
CIT Group, Inc.
2.489% due 07/30/2004 (a)	$100	$100
Ford Motor Credit Co.
6.700% due 07/16/2004	700	701
3.045% due 10/25/2004 (a)	500	502
General Motors Acceptance Corp.
1.499% due 07/21/2004 (a)	100	100
2.400% due 10/20/2005 (a)	700	706
Pemex Project Funding Master Trust
2.640% due 01/07/2005 (a)	100	100
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	500	500

		2,709

Industrials 0.6%
Altria Group, Inc.
7.650% due 07/01/2008	200	216
AOL Time Warner, Inc.
6.125% due 04/15/2006	250	262
Clear Channel Communications, Inc.
6.000% due 11/01/2006	250	263
DaimlerChrysler North America Holding Corp.
1.678% due 08/02/2004 (a)	200	200
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	200	219
International Paper Co.
7.625% due 01/15/2007	250	271

		1,431

Utilities 0.9%
Appalachian Power Co.
4.800% due 06/15/2005	40	41
Entergy Mississippi, Inc.
4.350% due 04/01/2008	100	100
France Telecom S.A.
8.200% due 03/01/2006	100	107
Northern Indiana Public Service Co.
6.500% due 07/22/2004	200	200
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	1,300	1,301
Progress Energy, Inc.
6.750% due 03/01/2006	250	264
Sprint Capital Corp.
6.125% due 11/15/2008	35	37

		2,050

Total Corporate Bonds & Notes (Cost $6,185)		6,190

U.S. GOVERNMENT AGENCIES 10.0%

Fannie Mae
1.700% due 11/25/2032 (a)	245	245
5.000% due 04/25/2033	261	262
1.420% due 03/25/2034 (a)	777	772
5.090% due 09/01/2034 (a)	175	179
4.797% due 12/01/2036 (a)	169	174
2.625% due 09/01/2040 (a)	36	37
1.650% due 03/25/2044 (a)	1,203	1,188
6.000% due 06/01/2016-03/01/2033 (b)	1,751	1,796
5.500% due 10/01/2017-07/15/2034 (b)	12,174	12,136
6.500% due 08/01/2032-01/01/2033 (b)	118	122
Federal Home Loan Bank
5.500% due 04/17/2006	1,000	1,046
Federal Housing Administration
7.430% due 10/01/2020	65	64

Freddie Mac
1.488% due 07/15/2016 (a)	$1,738	$1,740
5.000% due 10/01/2018	81	81
5.500% due 08/15/2030	183	186
6.000% due 09/01/2016-02/01/2033 (b)	1,569	1,622
6.500% due 08/01/2032-07/25/2043 (b)	450	471
Government National Mortgage Association
3.000% due 04/20/2034 (a)	500	487

Total U.S. Government Agencies (Cost $22,570)		22,608

U.S. TREASURY OBLIGATIONS 6.4%

Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008	1,745	1,908
3.875% due 01/15/2009	1,994	2,224
U.S. Treasury Note
2.750% due 06/30/2006	10,300	10,310

Total U.S. Treasury Obligations (Cost $14,393)		14,442

MORTGAGE-BACKED SECURITIES 4.0%

Amortizing Residential Collateral Trust
1.620% due 07/25/2032 (a)	215	215
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	321	321
5.667% due 10/20/2032 (a)	14	15
Bear Stearns Adjustable Rate Mortgage Trust
5.974% due 06/25/2032 (a)	30	30
5.288% due 10/25/2032 (a)	4	4
5.380% due 01/25/2033 (a)	58	58
5.450% due 03/25/2033 (a)	87	88
5.134% due 04/25/2033 (a)	72	73
4.924% due 01/25/2034 (a)	384	386
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	141	145
6.000% due 10/25/2033	409	411
Countrywide Home Loans, Inc.
1.570% due 04/25/2034 (a)	721	716
Credit-Based Asset Servicing and Securitization
1.800% due 01/25/2033 (a)	374	375
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (a)	50	50
6.222% due 06/25/2032 (a)	6	6
5.720% due 10/25/2032 (a)	22	22
1.429% due 08/25/2033 (a)	58	58
GSR Mortgage Loan Trust
6.000% due 03/25/2032	21	21
Impac CMB Trust
1.700% due 07/25/2033 (a)	184	185
1.550% due 01/25/2034 (a)	473	473
MASTR Asset Securitization Trust
5.500% due 09/25/2033	130	127
Mellon Residential Funding Corp.
1.478% due 06/15/2030 (a)	1,147	1,140
MLCC Mortgage Investors, Inc.
2.821% due 01/25/2029 (a)	554	565
Prime Mortgage Trust
1.500% due 02/25/2034 (a)	70	70
1.700% due 02/25/2034 (a)	212	212
Residential Funding Mortgage Securities I, Inc.
5.603% due 09/25/2032 (a)	5	5
Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	772	751
Sequoia Mortgage Trust
1.620% due 05/20/2032 (a)	70	70
1.580% due 08/20/2032 (a)	38	38
Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)	96	96

Structured Asset Securities Corp.
1.600% due 10/25/2027 (a)	$49	$49
6.150% due 07/25/2032 (a)	4	5
1.460% due 08/25/2033 (a)	292	292
1.800% due 11/25/2033 (a)	258	254
Washington Mutual Mortgage Securities Corp.
6.230% due 07/25/2032 (a)	12	12
3.052% due 02/27/2034 (a)	137	137
3.565% due 01/25/2041 (a)	13	13
2.624% due 08/25/2042 (a)	501	506
Washington Mutual, Inc.
5.500% due 04/26/2032 (a)	107	109
4.820% due 10/25/2032	897	906

		9,009

Total Mortgage-Backed Securities (Cost $9,091)		9,009

ASSET-BACKED SECURITIES 8.5%

ACE Securities Corp.
1.640% due 06/25/2032 (a)	4	4
Ameriquest Mortgage Securities, Inc.
1.610% due 04/25/2032 (a)	118	119
Amortizing Residential Collateral Trust
1.590% due 07/25/2032 (a)	257	257
Asset Backed Securities Corp. Home Equity
2.338% due 03/15/2032 (a)	600	604
Chase Funding Mortgage Loan Asset-Backed Certificates
1.580% due 05/25/2030 (a)	1,944	1,947
CIT Group Home Equity Loan Trust
1.570% due 06/25/2033 (a)	34	34
Citifinancial Mortgage Securities, Inc.
1.400% due 05/25/2033 (a)	16	16
Countrywide Asset-Backed Certificates
1.550% due 07/25/2018 (a)	322	323
1.530% due 12/25/2034 (a)	1,400	1,399
Credit-Based Asset Servicing and Securitization
1.620% due 06/25/2032 (a)	9	9
1.550% due 09/25/2033 (a)	360	360
CS First Boston Mortgage Securities Corp.
1.610% due 01/25/2032 (a)	55	56
Equity One ABS, Inc.
1.580% due 11/25/2032 (a)	32	32
First Franklin Mtg Loan Asset-Backed Certificates
1.420% due 07/25/2033 (a)	1,550	1,552
GSAMP Trust
1.490% due 10/25/2033 (a)	1,088	1,088
1.620% due 03/25/2034 (a)	1,100	1,100
HFC Home Equity Loan Asset-Backed Certificates
1.630% due 10/20/2032 (a)	620	621
Household Mortgage Loan Trust
1.580% due 05/20/2032 (a)	7	7
Irwin Home Equity Loan Trust
1.590% due 06/25/2029 (a)	6	6
Long Beach Mortgage Loan Trust
1.750% due 11/25/2032 (a)	764	766
MMCA Automobile Trust
2.550% due 02/15/2007	698	701
Morgan Stanley Dean Witter Capital I, Inc.
1.630% due 07/25/2032 (a)	10	10
Residential Asset Mortgage Products, Inc.
1.640% due 09/25/2033 (a)	1,099	1,102
1.550% due 02/25/2034 (a)	1,104	1,104
Residential Asset Securities Corp.
1.450% due 06/25/2023 (a)	798	798
1.420% due 06/25/2025 (a)	345	346
Specialty Underwriting & Residential Finance
1.630% due 11/25/2034 (a)	2,296	2,298
Structured Asset Investment Loan Trust
1.400% due 04/25/2033 (a)	1,169	1,169
1.420% due 06/25/2033 (a)	359	359

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Truman Capital Mortgage Loan Trust
1.640% due 01/25/2034 (a)		$856	$846
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		15	15

Total Asset-Backed Securities (Cost $19,047)			19,048

SOVEREIGN ISSUES 0.3%

Republic of Brazil
2.062% due 04/15/2006 (a)		374	369
2.125% due 04/15/2009 (a)		353	321

Total Sovereign Issues (Cost $707)			690

FOREIGN CURRENCY-DENOMINATED ISSUES (g)(h) 2.7%

Kingdom of Netherlands
0.000% due 09/30/2004	EC	5,000	6,053

Total Foreign Currency-Denominated Issues (Cost $6,016)			6,053

PREFERRED SECURITY 0.3%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		60	645

Total Preferred Security (Cost $632)			645

SHORT-TERM INSTRUMENTS 73.5%
	Principal Amount (000s)
Commercial Paper 71.0%
ABN AMRO North America Finance
1.090% due 07/29/2004		$4,500	4,496
Altria Group, Inc.
1.800% due 10/29/2004		200	199
Anz (Delaware), Inc.
1.040% due 07/06/2004		700	700
1.045% due 07/07/2004		100	100
Bank of Ireland
1.285% due 09/03/2004		5,500	5,486
1.235% due 09/08/2004		600	598
Barclays U.S. Funding Corp.
1.210% due 08/23/2004		200	200
1.110% due 08/25/2004		700	699
CBA (de) Finance
1.050% due 07/02/2004		500	500
1.040% due 07/07/2004		3,000	2,999
1.050% due 07/13/2004		200	200
1.080% due 07/27/2004		200	200
1.140% due 08/09/2004		300	300
CDC Commercial Paper, Inc.
1.050% due 07/07/2004		3,300	3,299
1.100% due 08/04/2004		900	899
1.120% due 08/24/2004		300	299
Danske Corp.
1.070% due 07/26/2004		1,200	1,199
1.240% due 09/17/2004		1,000	997
1.250% due 09/20/2004		1,900	1,894
Den Norske Bank ASA
1.260% due 09/20/2004		3,800	3,787
1.285% due 09/21/2004		1,100	1,096
European Investment Bank
1.030% due 07/02/2004		400	400
1.050% due 07/16/2004		2,800	2,799
Fannie Mae
1.030% due 07/01/2004		900	900
1.025% due 07/07/2004		9,600	9,598
1.040% due 07/14/2004		3,400	3,399

1.060% due 07/21/2004	$4,800	$4,797
1.055% due 08/04/2004	1,000	999
1.150% due 08/18/2004	800	799
1.105% due 09/01/2004	1,900	1,895
1.225% due 09/01/2004	2,000	1,995
1.230% due 09/01/2004	600	599
1.130% due 09/08/2004	1,100	1,097
1.430% due 09/08/2004	2,100	2,094
1.414% due 09/22/2004	300	299
1.426% due 09/22/2004	2,100	2,093
1.600% due 10/01/2004	1,300	1,295
Federal Home Loan Bank
1.170% due 07/16/2004	1,300	1,299
1.240% due 09/01/2004	700	698
Ford Motor Credit Co.
1.010% due 09/03/2004	1,200	1,197
Freddie Mac
1.025% due 07/06/2004	400	400
1.060% due 08/03/2004	100	100
1.200% due 08/09/2004	500	499
1.120% due 08/10/2004	1,100	1,099
1.205% due 08/20/2004	2,100	2,096
1.175% due 08/24/2004	3,300	3,294
1.180% due 08/24/2004	4,300	4,292
1.315% due 09/07/2004	800	798
1.320% due 09/07/2004	2,100	2,094
1.440% due 09/14/2004	2,100	2,094
1.445% due 09/14/2004	3,600	3,589
1.436% due 09/30/2004	600	598
1.560% due 10/20/2004	2,200	2,189
General Electric Capital Corp.
1.050% due 07/07/2004	100	100
1.040% due 07/08/2004	300	300
1.060% due 07/12/2004	100	100
1.140% due 09/03/2004	300	299
1.300% due 09/08/2004	3,600	3,590
1.460% due 09/14/2004	100	100
1.480% due 09/15/2004	1,600	1,595
HBOS Treasury Services PLC
1.040% due 07/08/2004	300	300
1.035% due 07/09/2004	200	200
1.055% due 07/16/2004	600	600
1.080% due 07/22/2004	2,500	2,498
1.080% due 07/26/2004	100	100
1.095% due 08/02/2004	200	200
1.250% due 08/25/2004	700	699
1.150% due 09/03/2004	100	100
1.305% due 09/07/2004	400	399
1.335% due 09/09/2004	700	698
1.290% due 09/24/2004	300	299
1.580% due 10/21/2004	300	298
1.585% due 10/26/2004	200	199
ING U.S. Funding LLC
1.310% due 09/02/2004	5,600	5,586
1.345% due 09/09/2004	600	598
KFW International Finance, Inc.
1.095% due 08/10/2004	1,300	1,298
1.110% due 08/20/2004	3,400	3,395
National Australia Bank Ltd.
1.050% due 07/02/2004	4,000	4,000
Nestle Capital Corp.
1.035% due 07/01/2004	500	500
1.110% due 08/24/2004	3,100	3,095
1.110% due 08/26/2004	2,200	2,196
1.240% due 09/14/2004	300	299
Royal Bank of Scotland PLC
1.045% due 07/06/2004	100	100
1.050% due 07/14/2004	100	100
1.070% due 07/14/2004	1,600	1,599
1.090% due 08/06/2004	300	300
1.135% due 08/26/2004	100	100
1.135% due 09/01/2004	1,300	1,297
Shell Finance (UK) PLC
1.035% due 07/02/2004	800	800

1.230% due 08/11/2004	$1,800	$1,797
1.350% due 08/27/2004	3,400	3,393
Spintab AB
1.490% due 09/02/2004	1,400	1,396
1.260% due 09/08/2004	2,100	2,094
Stadshypoket Delaware, Inc.
1.490% due 09/23/2004	2,800	2,790
Svenska Handlesbanken
1.070% due 07/21/2004	200	200
1.145% due 09/01/2004	1,900	1,895
Svenska Handlesbanken, Inc.
1.230% due 07/22/2004	1,400	1,399
1.090% due 08/03/2004	300	300
1.250% due 09/01/2004	3,000	2,993
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	500	500
Toyota Motor Credit Corp.
1.390% due 09/15/2004	3,200	3,190
1.480% due 09/22/2004	1,600	1,594
UBS Finance, Inc.
1.060% due 07/01/2004	400	400
1.040% due 07/06/2004	100	100
1.055% due 07/13/2004	100	100
1.195% due 07/21/2004	1,300	1,299
1.240% due 08/31/2004	100	100
1.130% due 09/07/2004	400	399
1.340% due 09/08/2004	1,300	1,296
1.245% due 09/10/2004	100	100
1.270% due 09/20/2004	200	199
Westpac Capital Corp.
1.030% due 07/07/2004	100	100
1.030% due 07/08/2004	600	600
1.030% due 07/09/2004	100	100
1.030% due 07/12/2004	100	100
Westpac Trust Securities NZ Ltd.
1.120% due 08/16/2004	700	699
1.215% due 08/24/2004	1,300	1,298

		159,909

Repurchase Agreement 2.2%
State Street Bank
0.800% due 07/01/2004	4,823	4,823

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $4,923. Repurchase proceeds are $4,823.)

U.S. Treasury Bills 0.3%
1.219% due 09/02/2004- 09/16/2004 (b)(d)	710	709

Total Short-Term Instruments (Cost $165,464)		165,441

Total Investments 108.4%		$244,126
(Cost $244,105)

Written Options (f) (0.0%)		(6)
(Premiums $68)

Other Assets and Liabilities (Net) (8.4%)		(18,907)

Net Assets 100.0%		$225,213

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Low Duration Portfolio

June 30, 2004 (Unaudited)

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $708 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	1	$0
Euribor December Long Futures	12/2005	37	(30)
Euribor June Long Futures	06/2005	22	6
Euribor September Long Futures	09/2005	20	(2)
Euribor Written Put Options Strike @ 97.000	12/2004	2	2
Euribor Written Put Options Strike @ 97.500	09/2004	4	1
U.S. Treasury 2-Year Note Long Futures	09/2004	534	207
			$184

(e) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2032	BP	100	$(2)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032	EC	200	3

Receive a fixed rate equal to 1.650% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A.
Exp. 05/30/2005		$10	0
			$1

(f) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note September Futures		$107.500		08/27/2004	7	$5	$3

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3.750	%**	08/02/2004	4,000	$34	$0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.250	%*	08/02/2004	4,000	25	3
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	700	3	0
						$62	$3

* The Portfolio will pay a floating rate based on 3-month LIBOR.
**The Portfolio will receive a floating rate based on 3-month LIBOR.
(g) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	95	08/2004	$1	$0	$1
Buy		300	09/2004	2	0	2
Buy	CP	24,364	08/2004	0	0	0
Buy		60,602	09/2004	2	0	2
Sell	EC	5,224	07/2004	4	(11)	(7)
Buy	H$	250	08/2004	0	0	0
Buy		777	09/2004	0	0	0
Buy	KW	37,380	08/2004	1	0	1
Buy		118,000	09/2004	1	0	1
Buy	MP	1,121	09/2004	0	(2)	(2)
Buy	PN	112	08/2004	0	0	0
Buy		139	09/2004	0	0	0
Buy	RP	2,578	09/2004	0	(1)	(1)
Buy	RR	915	08/2004	0	0	0
Buy		2,854	09/2004	0	0	0
Buy	S$	54	08/2004	0	0	0
Buy		170	09/2004	0	0	0
Buy	SR	216	08/2004	3	0	3
Sell		130	08/2004	0	0	0
Buy		274	09/2004	2	0	2
Sell		160	09/2004	0	0	0
Buy	SV	1,061	08/2004	1	0	1
Buy		1,337	09/2004	0	0	0
Buy	T$	1,063	08/2004	0	0	0
Buy		3,321	09/2004	0	0	0
				$17	$(14)	$3

(h) Principal amount denoted in indicated currency:

BP	-	British Pound
BR	-	Brazilian Real
CP	-	Chilean Peso
EC	-	Euro
H$	-	Hong Kong Dollar
KW	-	South Korean Won
MP	-	Mexican Peso
PN	-	Peruvian New Sol
RP	-	Indian Rupee
RR	-	Russian Ruble
S$	-	Singapore Dollar
SR	-	South African Rand
SV	-	Slovakian Koruna
T$	-	Taiwan Dollar

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30,2004 (Unaudited)

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell,

12	Semi-Annual Report	June 30, 2004

the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income by $(415) and $(314), and net realized gain by $348 and $50 and net change in unrealized appreciation by $68 and $264 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit;

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 54,302	$ 21,503	$ 35,481	$ 13,017

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$0
Sales	115
Expirations	(47)
Exercised	0
Balance at 06/30/2004	$68

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 279	$(258)	$21

14	Semi-Annual Report	June 30, 2004

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	884	$9,077	0	$0
Administrative Class	12,693	130,603	10,656	109,489

Issued as reinvestment of distributions

Institutional Class	2	21	0	0
Administrative Class	77	792	79	815

Cost of shares redeemed

Institutional Class	(3)	(29)	0	0
Administrative Class	(2,931)	(30,136)	(1,406)	(14,447)

Net increase resulting from Portfolio share transactions	10,722	$110,328	9,329	$95,857

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	100
Administrative Class	7	94

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

16	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

STOCKSPLUS GROWTH AND INCOME PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

StocksPLUS Growth and Income Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                      StocksPLUS Growth
                     and Income Portfolio
                         Admin. Class          S&P 500 Index
                     -------------------       -------------
12/31/1997                 $10,000                $10,000
01/31/1998                 $10,140                $10,111
02/28/1998                 $10,820                $10,840
03/31/1998                 $11,370                $11,395
04/30/1998                 $11,490                $11,510
05/31/1998                 $11,260                $11,312
06/30/1998                 $11,701                $11,771
07/31/1998                 $11,570                $11,646
08/31/1998                  $9,906                 $9,962
09/30/1998                 $10,669                $10,600
10/31/1998                 $11,552                $11,462
11/30/1998                 $12,222                $12,157
12/31/1998                 $13,011                $12,858
01/31/1999                 $13,446                $13,395
02/28/1999                 $12,990                $12,979
03/31/1999                 $13,541                $13,498
04/30/1999                 $14,052                $14,021
05/31/1999                 $13,697                $13,690
06/30/1999                 $14,493                $14,450
07/31/1999                 $14,031                $13,999
08/31/1999                 $13,968                $13,929
09/30/1999                 $13,663                $13,548
10/31/1999                 $14,525                $14,405
11/30/1999                 $14,759                $14,698
12/31/1999                 $15,594                $15,564
01/31/2000                 $14,720                $14,782
02/29/2000                 $14,501                $14,502
03/31/2000                 $15,844                $15,920
04/30/2000                 $15,355                $15,441
05/31/2000                 $15,042                $15,125
06/30/2000                 $15,398                $15,497
07/31/2000                 $15,209                $15,255
08/31/2000                 $16,210                $16,203
09/30/2000                 $15,351                $15,347
10/31/2000                 $15,219                $15,282
11/30/2000                 $14,074                $14,077
12/31/2000                 $14,113                $14,146
01/31/2001                 $14,649                $14,648
02/28/2001                 $13,295                $13,313
03/31/2001                 $12,450                $12,469
04/30/2001                 $13,336                $13,438
05/31/2001                 $13,503                $13,528
06/30/2001                 $13,178                $13,199
07/31/2001                 $13,126                $13,069
08/31/2001                 $12,332                $12,251
09/30/2001                 $11,338                $11,262
10/31/2001                 $11,589                $11,476
11/30/2001                 $12,396                $12,357
12/31/2001                 $12,499                $12,465
01/31/2002                 $12,365                $12,283
02/28/2002                 $12,178                $12,046
03/31/2002                 $12,603                $12,499
04/30/2002                 $11,877                $11,742
05/31/2002                 $11,810                $11,655
06/30/2002                 $10,948                $10,825
07/31/2002                 $10,016                 $9,981
08/31/2002                 $10,178                $10,047
09/30/2002                  $9,078                 $8,955
10/31/2002                  $9,922                 $9,743
11/30/2002                 $10,534                $10,316
12/31/2002                  $9,972                 $9,710
01/31/2003                  $9,766                 $9,456
02/28/2003                  $9,669                 $9,314
03/31/2003                  $9,776                 $9,404
04/30/2003                 $10,592                $10,179
05/31/2003                 $11,172                $10,715
06/30/2003                 $11,300                $10,852
07/31/2003                 $11,439                $11,043
08/31/2003                 $11,675                $11,259
09/30/2003                 $11,601                $11,139
10/31/2003                 $12,227                $11,769
11/30/2003                 $12,338                $11,873
12/31/2003                 $13,001                $12,496
01/31/2004                 $13,240                $12,725
02/29/2004                 $13,451                $12,902
03/31/2004                 $13,251                $12,707
04/30/2004                 $12,970                $12,508
05/31/2004                 $13,139                $12,679
06/30/2004                 $13,382                $12,926

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	71.9%
Mortgage-Backed Securities	7.2%
U.S. Treasury Obligations	6.0%
Corporate Bonds & Notes	5.6%
U.S. Government Agencies	5.1%
Other	4.2%

‡ % of Total Investments as of June 30, 2004

‡‡ Primarily serving as collateral for equity-linked derivative positions.

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	5 Years*	Since Inception*
	StocksPLUS Growth and Income Portfolio Administrative Class (Inception 12/31/97)	2.93%	18.42%	–1.58%	4.60%
- - - - - - -	S&P 500 Index	3.44%	19.11%	–2.20%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,029.30	$1,025.00
Expenses Paid During Period†	$3.28	$3.27

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The StocksPLUS Growth and Income Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•	The Portfolio’s benchmark, the S&P 500 Index, posted a total return of 3.44% for the 6 months ended June 30, 2004. U.S. equity market sentiment was generally bullish based on strong analyst forecasts for second quarter earnings, although concerns about potentially destabilizing influences including terrorism, the situation in Iraq, inflation management, and the upcoming election loomed.

•	In comparison, the Portfolio’s Administrative Class underperformed the S&P 500 Index by returning 2.93% for the same period.

•	Interest rates rose during the first half of the year, resulting in negative fixed-income returns. While the structural yield advantage provided by non-money market holdings boosted returns, the yield contribution was eclipsed by the sharp rise in rates.
•	Non-U.S. positions provided important diversification; short and intermediate maturity Eurozone issues outperformed U.S. alternatives amid expectations for slower growth and lower inflation in Europe.

•	Exposure to real return bonds was positive for the first half of the year in general, as these securities benefited from strong demand for the inflation protection they provide.

•	Curve strategies detracted from performance, as the Portfolio emphasized one to five year maturities relative to five year and longer maturity instruments. Rates on one to five year yields increased more than yields of five years or longer.

•	Mortgage exposure provided diversification and incremental yield relative to money markets as the sector benefited from spread narrowings.

•	Other strategies, including small positions in emerging market bonds, corporate bonds, and municipal bonds, were neutral for performance while adding important diversification.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

StocksPLUS Growth and Income Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		12/31/2000		12/31/1999

Net asset value beginning of period	$9.26		$7.25		$9.35		$11.05		$13.56		$12.58
Net investment income (a)	0.05	(e)	0.13	(e)	0.26	(e)	0.50	(e)	0.82	(e)	0.76
Net realized/unrealized gain (loss) on investments (a)	0.22	(e)	2.06	(e)	(2.14	)(e)	(1.78	)(e)	(2.04	)(e)	1.65
Total income (loss) from investment operations	0.27		2.19		(1.88)		(1.28)		(1.22)		2.41
Dividends from net investment income	(0.05)		(0.18)		(0.22)		(0.42)		(0.75)		(0.61)
Distributions from net realized capital gains	0.00		0.00		0.00		0.00		(0.54)		(0.82)
Total distributions	(0.05)		(0.18)		(0.22)		(0.42)		(1.29)		(1.43)
Net asset value end of period	$9.48		$9.26		$7.25		$9.35		$11.05		$13.56
Total return	2.93%		30.38%		(20.22)%		(11.43)%		(9.50)%		19.85%
Net assets end of period (000s)	$265,443		$267,880		$218,993		$259,926		$272,751		$230,412
Ratio of net expenses to average net assets	0.65	%*	0.65%		0.65	%(b)	0.67	%(c)(d)	0.65	%(b)	0.65%
Ratio of net investment income to average net assets	1.14	%*(e)	1.54	%(e)	3.13	%(e)	5.02	%(e)	6.30	%(e)	5.69%
Portfolio turnover rate	48%		134%		192%		547%		350%		34%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.67%.
(e)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. The effect of this reclassification was to (reduce) the net investment income ratio for the period ending June 30, 2004 by (0.11)% and the net investment income per share by $(0.01). For consistency, similar reclassifications have been made to prior period amounts, resulting in increases(reductions) to the net investment income ratio of (0.65)%, 0.44%, 0.42% and 0.44% and to the net investment income per share of $(0.05), $0.04, $0.04 and $0.06 in the fiscal years ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

StocksPLUS Growth and Income Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$266,611
Cash	1
Foreign currency, at value	1,035
Unrealized appreciation on forward foreign currency contracts	13
Receivable for Portfolio shares sold	6
Interest and dividends receivable	653
Variation margin receivable	1,884
270,203

Liabilities:

Payable for Portfolio shares redeemed	$317
Accrued investment advisory fee	88
Accrued administration fee	22
Accrued servicing fee	33
Variation margin payable	807
Recoupment payable to Manager	4
Swap premiums received	1
Other liabilities	9
1,281

Net Assets	$268,922

Net Assets Consist of:

Paid in capital	$350,143
(Overdistributed) net investment income	(90)
Accumulated undistributed net realized (loss)	(82,868)
Net unrealized appreciation	1,737
$268,922

Net Assets:

Institutional Class	$3,479
Administrative Class	265,443

Shares Issued and Outstanding:

Institutional Class	365
Administrative Class	28,000

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$9.52
Administrative Class	9.48

Cost of Investments Owned	$266,818
Cost of Foreign Currency Held	$1,029

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

StocksPLUS Growth and Income Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$2,379
Dividends	39
Total Income	2,418

Expenses:

Investment advisory fees	538
Administration fees	135
Distribution and/or servicing fees - Administrative Class	199
Trustees’ fees	2
Miscellaneous expense	5
Total Expenses	879

Net Investment Income	1,539

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	78
Net realized gain on futures contracts and swaps	16,963
Net realized (loss) on foreign currency transactions	(44)
Net change in unrealized (depreciation) on investments	(442)
Net change in unrealized (depreciation) on futures contracts and swaps	(10,257)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	20
Net Gain	6,318

Net Increase in Assets Resulting from Operations	$7,857

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

StocksPLUS Growth and Income Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,539	$3,744
Net realized gain	16,997	49,061
Net change in unrealized appreciation (depreciation)	(10,679)	12,945
Net increase resulting from operations	7,857	65,750

Distributions to Shareholders:

From net investment income
Institutional Class	(19)	(39)
Administrative Class	(1,439)	(5,180)
Total Distributions	(1,458)	(5,219)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	1,799	1,004
Administrative Class	13,449	59,278

Issued as reinvestment of distributions
Institutional Class	19	39
Administrative Class	1,439	5,180

Cost of shares redeemed
Institutional Class	(603)	(51)
Administrative Class	(23,663)	(75,677)
Net decrease resulting from Portfolio share transactions	(7,560)	(10,227)

Total Increase (Decrease) in Net Assets	(1,161)	50,304

Net Assets:

Beginning of period	270,083	219,779
End of period*	$268,922	$270,083

*Including (overdistributed) net investment income of:	$(90)	$(171)

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

StocksPLUS Growth and Income Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 5.6%
Banking & Finance 2.9%
Ford Motor Credit Co.
7.500% due 03/15/2005	$300	$310
General Motors Acceptance Corp.
3.340% due 03/04/2005 (a)	900	909
2.400% due 10/20/2005 (a)	1,500	1,513
Pemex Project Funding Master Trust
2.640% due 01/07/2005 (a)	3,900	3,907
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	1,100	1,099

		7,738

Industrials 0.9%
Alcan, Inc.
1.623% due 12/08/2004 (a)	1,200	1,200
DaimlerChrysler N.A. Holding Corp.
2.386% due 09/26/2005 (a)	200	201
Enron Corp.
8.000% due 08/15/2005 (b)	1,700	663
Waste Management, Inc.
7.000% due 10/01/2004	300	303

		2,367

Utilities 1.8%
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	2,500	2,507
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	2,400	2,402

		4,909

Total Corporate Bonds & Notes (Cost $16,005)		15,014

MUNICIPAL BONDS & NOTES 0.8%

Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	915	896
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.470% due 06/01/2009 (a)	1,279	1,281

Total Municipal Bonds & Notes (Cost $2,190)		2,177

U.S. GOVERNMENT AGENCIES 5.1%

Fannie Mae
6.500% due 09/01/2005	17	18
5.213% due 04/01/2033 (a)	564	567
5.090% due 09/01/2034 (a)	906	922
4.797% due 12/01/2036 (a)	844	872
6.000% due 04/01/2013- 11/01/2033 (e)	859	895
5.000% due 12/01/2017- 09/01/2018 (e)	1,581	1,588
8.000% due 05/01/2030- 09/01/2031 (e)	132	143
Freddie Mac
5.500% due 11/15/2015- 08/15/2030 (e)	715	725
6.000% due 07/01/2016- 05/01/2033 (e)	2,286	2,342
6.500% due 08/01/2032- 10/25/2043 (e)	1,429	1,492
Government National Mortgage Association
4.750% due 08/20/2024 (a)	40	41
3.375% due 02/20/2027 (a)	351	351
3.500% due 05/20/2028 (a)	702	697
4.000% due 11/20/2029 (a)	428	430
8.500% due 04/20/2030	10	11

4.375% due 04/20/2024- 04/20/2027 (a)(e)	$1,553	$1,556
8.000% due 04/15/2027- 02/15/2031 (e)	856	940

Total U.S. Government Agencies (Cost $13,668)		13,590

U.S. TREASURY OBLIGATIONS 5.9%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (c)	14,196	15,518
3.875% due 01/15/2009	115	128
3.500% due 01/15/2011	324	360

Total U.S. Treasury Obligations (Cost $15,065)		16,006

MORTGAGE-BACKED SECURITIES 7.1%

Amortizing Residential Collateral Trust
1.620% due 07/25/2032 (a)	456	457
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	643	643
Bear Stearns Adjustable Rate Mortgage Trust
5.974% due 06/25/2032 (a)	249	252
5.380% due 01/25/2033 (a)	666	670
4.357% due 01/25/2034 (a)	693	697
4.802% due 01/25/2034 (a)	1,341	1,346
Countrywide Alternative Loan Trust
5.875% due 07/25/2032	10	10
6.000% due 10/25/2033	1,226	1,233
CS First Boston Mortgage Securities Corp.
1.700% due 02/25/2032 (a)	140	141
1.430% due 03/25/2032 (a)	634	632
1.727% due 03/25/2032 (a)	1,454	1,459
5.738% due 05/25/2032 (a)	361	367
5.192% due 06/25/2032 (a)	113	113
6.222% due 06/25/2032 (a)	196	199
DLJ Mortgage Acceptance Corp.
1.800% due 06/25/2026 (a)	110	110
GSR Mortgage Loan Trust
1.650% due 01/25/2034 (a)	296	296
Housing Securities, Inc.
1.789% due 07/25/2032 (a)	41	40
Impac CMB Trust
1.680% due 10/25/2033 (a)	178	178
1.550% due 01/25/2034 (a)	946	947
Mellon Residential Funding Corp.
1.478% due 06/15/2030 (a)	1,491	1,481
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	271	271
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	259	264
Prime Mortgage Trust
1.500% due 02/25/2034 (a)	140	140
1.700% due 02/25/2034 (a)	424	424
Resecuritization Mortgage Trust
1.570% due 04/26/2021 (a)	21	20
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	554	563
Salomon Brothers Mortgage Securities VII, Inc.
4.591% due 12/25/2030 (a)	510	521
Structured Asset Securities Corp.
1.600% due 10/25/2027 (a)	642	642

Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	129	131
5.420% due 02/25/2033 (a)	1,575	1,599
3.052% due 02/27/2034 (a)	857	858
2.624% due 08/25/2042 (a)	2,505	2,531

Total Mortgage-Backed Securities (Cost $19,303)		19,235

ASSET-BACKED SECURITIES 1.6%

Ameriquest Mortgage Securities, Inc.
1.610% due 06/25/2032 (a)	$108	$108
Chase Funding Mortgage Loan Asset-Backed Certificates
1.670% due 10/25/2032 (a)	503	505
Countrywide Asset-Backed Certificates
1.440% due 11/25/2020 (a)	225	225
1.560% due 05/25/2032 (a)	1,011	1,013
CS First Boston Mortgage Securities Corp.
1.610% due 01/25/2032 (a)	314	314
1.630% due 03/25/2034 (a)	353	353
Home Equity Mortgage Trust
1.550% due 04/25/2034 (a)	536	537
Residential Asset Securities Corp.
1.420% due 06/25/2025 (a)	691	691
Structured Asset Investment Loan Trust
1.440% due 08/25/2010 (a)	500	500

Total Asset-Backed Securities (Cost $4,240)		4,246

SOVEREIGN ISSUES 1.1%

Republic of Brazil
2.062% due 04/15/2006 (a)	832	821
2.125% due 04/15/2009 (a)	1,235	1,123
United Mexican States
1.840% due 01/13/2009 (a)	900	919

Total Sovereign Issues (Cost $2,881)		2,863

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar September Futures (CME)
Strike @ 97.250 Exp. 09/13/2004	216	4
Strike @ 93.250 Exp. 03/14/2005	36	0
S&P 500 Index September Futures
Strike @ 700.000 Exp. 09/17/2004	155	4

Total Purchased Put Options (Cost $9)		8

PREFERRED SECURITY 0.7%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	173	1,860

Total Preferred Security (Cost $1,823)		1,860

SHORT-TERM INSTRUMENTS 71.2%
	Principal Amount (000)s
Commercial Paper 66.5%
AB Spintab
1.490% due 09/02/2004	$1,400	1,396
Altria Group, Inc.
1.800% due 10/29/2004	400	398
Anz (Delaware), Inc.
1.060% due 07/19/2004	5,200	5,197
Bank of Ireland
1.285% due 09/03/2004	7,300	7,281
Barclays U.S. Funding Corp.
1.110% due 08/25/2004	200	200
CBA (de) Finance
1.050% due 07/02/2004	4,100	4,100
1.080% due 07/27/2004	4,000	3,997
CDC Commercial Paper, Inc.
1.085% due 08/04/2004	3,400	3,396
1.120% due 08/24/2004	2,100	2,096
1.320% due 09/10/2004	1,600	1,595

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Danske Corp.
1.070% due 07/21/2004	$200	$200
1.070% due 07/26/2004	400	400
1.260% due 09/14/2004	2,500	2,492
1.240% due 09/17/2004	1,700	1,695
European Investment Bank
1.050% due 07/16/2004	4,700	4,698
Fannie Mae
1.030% due 07/01/2004	1,300	1,300
1.025% due 07/07/2004	2,700	2,700
1.040% due 07/14/2004	2,700	2,699
1.045% due 07/21/2004	3,200	3,198
1.060% due 07/21/2004	7,300	7,296
1.177% due 08/25/2004	2,600	2,595
1.180% due 08/25/2004	300	299
1.225% due 09/01/2004	4,600	4,589
1.230% due 09/01/2004	2,700	2,693
1.250% due 09/01/2004	2,700	2,693
1.200% due 09/08/2004	100	100
1.426% due 09/22/2004	2,700	2,691
1.530% due 10/18/2004	2,700	2,687
Federal Home Loan Bank
1.250% due 07/01/2004	5,000	5,000
1.165% due 07/16/2004	2,700	2,699
1.170% due 07/16/2004	2,700	2,699
1.180% due 08/25/2004	800	799
1.240% due 09/01/2004	1,400	1,397
1.250% due 09/01/2004	2,700	2,693
Freddie Mac
1.070% due 07/06/2004	2,700	2,700
1.200% due 08/09/2004	1,500	1,498
1.280% due 09/07/2004	2,700	2,693
1.440% due 09/14/2004	2,700	2,692
1.445% due 09/14/2004	500	498
1.435% due 09/21/2004	7,300	7,275
1.436% due 09/30/2004	800	797
1.560% due 10/20/2004	2,700	2,687
General Electric Capital Corp.
1.040% due 07/08/2004	500	500
1.060% due 07/09/2004	7,500	7,498
1.110% due 08/13/2004	200	200
HBOS Treasury Services PLC
1.035% due 07/01/2004	400	400
1.055% due 07/16/2004	100	100
1.055% due 07/16/2004	600	600
1.640% due 10/26/2004	500	497
KFW International Finance, Inc.
1.095% due 08/10/2004	6,300	6,292
1.110% due 08/20/2004	3,800	3,794
Nestle Capital Corp.
1.110% due 08/25/2004	5,100	5,091
1.110% due 08/26/2004	3,100	3,095
Pfizer, Inc.
1.300% due 08/17/2004	5,200	5,191
Royal Bank of Scotland PLC
1.030% due 07/06/2004	500	500
1.090% due 08/06/2004	2,100	2,098
1.135% due 08/26/2004	500	499
1.135% due 09/01/2004	3,000	2,993
Shell Finance (UK) PLC
1.035% due 07/02/2004	7,300	7,300
1.230% due 08/11/2004	700	699
Svenska Handlesbanken
1.070% due 07/21/2004	7,300	7,296
1.090% due 08/05/2004	700	699
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	1,700	1,700
UBS Finance, Inc.
1.055% due 07/13/2004	800	800
1.195% due 07/21/2004	3,800	3,797
1.240% due 08/31/2004	1,100	1,097
1.245% due 09/13/2004	1,600	1,595
1.265% due 09/20/2004	700	698

Westpac Capital Corp.
1.385% due 09/10/2004	$3,200	$3,191

		179,028

Repurchase Agreement 0.4%
State Street Bank
0.800% due 07/01/2004	1,060	1,060

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $1,082. Repurchase proceeds are $1,060.)

U.S. Treasury Bills 4.3%
1.190% due 09/02/2004-09/16/2004 (c)(e)	11,555	11,524

Total Short-Term Instruments (Cost $191,634)		191,612

Total Investments 99.1%		$266,611
(Cost $266,818)

Other Assets and Liabilities (Net) 0.9%		2,311

Net Assets 100.0%		$268,922

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities with an aggregate market value of $22,977

have been segregated with the custodian to cover margin requirements for the following open futures contracts at

June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	9	$(13)
Eurodollar March Long Futures	03/2006	24	(70)
Eurodollar June Long Futures	06/2005	32	(99)
Eurodollar September Long Futures	09/2005	31	(95)
Eurodollar December Long Futures	12/2004	7	(3)
Eurodollar December Long Futures	12/2005	31	(95)
Euribor December Long Futures	12/2005	90	(69)
Euribor June Long Futures	06/2005	76	(15)

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Purchase Put Options Strike @ 94.500	06/2005	90	$(1)
Euribor Purchased Put Options
Strike @ 93.000	12/2004	55	(1)
Euribor Purchased Put Options
Strike @ 95.000	03/2005	47	(1)
Euribor September Long Futures	09/2005	62	(23)
Euribor Written Put Options
Strike @ 97.000	12/2004	10	10
Euribor Written Put Options
Strike @ 97.500	09/2004	10	3
Euro-Bobl 5-Year Note Long Futures	09/2004	31	9
S & P 500 Index December
Long Futures	12/2004	11	(2)
S&P 500 Index September
Long Futures	09/2004	883	2,096
U.S. Treasury 10-Year Note Long Futures	09/2004	61	(117)
U.S. Treasury 5-Year Note Long Futures	09/2004	41	(41)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 92.500	09/2004	64	(1)
			$1,472

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Unrealized Appreciation
Receive total return on S&P 500 Index and pay a floating rate based on 1-month LIBOR plus 0.040%.
Counterparty: Credit Suisse First Boston
Exp. 04/29/2005	$4	$0

Receive total return on S&P 500 Index and pay a floating rate based on 1-month LIBOR plus 0.050%.
Counterparty: Credit Suisse First Boston Exp. 06/17/2005	5	0
		$0

(g) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	931	07/2004	$13	$0	$13

(h) Principal amount denoted in indicated currency:

EC -	Euro

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The StocksPLUS Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable

10	Semi-Annual Report	June 30, 2004

income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased(decreased) net investment income by $(286,748) and $(1,563,813), and net realized gain by $392,411 and $1,004,989 and net change in unrealized appreciation(depreciation) by $(105,663) and $558,823 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.40%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.10%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money,

12	Semi-Annual Report	June 30, 2004

including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	Year of Waiver
	12/31/2001	12/31/2002	12/31/2003	06/30/2004
Amount Available for Reimbursement	$0	$28	$0	$0

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 12,078	$ 19,735	$ 31,893	$ 25,638

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$88
Sales	149
Closing Buys	0
Expirations	(237)
Exercised	0
Balance at 06/30/2004	$0

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Depreciation
$ 1,166	$ (1,373)	$ (207)

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	190	$1,799	131	$1,004
Administrative Class	1,430	13,448	7,716	59,278

Issued as reinvestment of distributions

Institutional Class	2	19	4	39
Administrative Class	153	1,439	610	5,180

Cost of shares redeemed

Institutional Class	(64)	(603)	(6)	(51)
Administrative Class	(2,520)	(23,663)	(9,593)	(75,677)

Net decrease resulting from Portfolio share transactions	(809)	$(7,561)	(1,138)	$(10,227)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	98
Administrative Class	3	92

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

14	Semi-Annual Report	June 30, 2004

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	15

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

SHORT-TERM PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Short-Term Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                   Short-Term Portfolio          Citigroup 3-Month
                      Admin. Class              Treasury Bill Index
                   -------------------          -------------------
09/30/1999               $10,000                      $10,000
10/31/1999               $10,042                      $10,041
11/30/1999               $10,081                      $10,081
12/31/1999               $10,132                      $10,124
01/31/2000               $10,175                      $10,169
02/29/2000               $10,218                      $10,212
03/31/2000               $10,267                      $10,260
04/30/2000               $10,310                      $10,308
05/31/2000               $10,369                      $10,359
06/30/2000               $10,426                      $10,407
07/31/2000               $10,486                      $10,458
08/31/2000               $10,562                      $10,509
09/30/2000               $10,632                      $10,562
10/31/2000               $10,692                      $10,617
11/30/2000               $10,749                      $10,671
12/31/2000               $10,782                      $10,727
01/31/2001               $10,858                      $10,783
02/28/2001               $10,920                      $10,829
03/31/2001               $10,965                      $10,877
04/30/2001               $10,984                      $10,919
05/31/2001               $11,047                      $10,959
06/30/2001               $11,066                      $10,994
07/31/2001               $11,174                      $11,028
08/31/2001               $11,236                      $11,062
09/30/2001               $11,328                      $11,094
10/31/2001               $11,399                      $11,123
11/30/2001               $11,429                      $11,146
12/31/2001               $11,478                      $11,166
01/31/2002               $11,478                      $11,183
02/28/2002               $11,493                      $11,198
03/31/2002               $11,498                      $11,215
04/30/2002               $11,552                      $11,231
05/31/2002               $11,590                      $11,248
06/30/2002               $11,613                      $11,263
07/31/2002               $11,611                      $11,280
08/31/2002               $11,653                      $11,296
09/30/2002               $11,673                      $11,312
10/31/2002               $11,721                      $11,328
11/30/2002               $11,795                      $11,342
12/31/2002               $11,825                      $11,356
01/31/2003               $11,865                      $11,368
02/28/2003               $11,899                      $11,378
03/31/2003               $11,931                      $11,390
04/30/2003               $11,963                      $11,401
05/31/2003               $11,994                      $11,412
06/30/2003               $12,007                      $11,422
07/31/2003               $11,963                      $11,432
08/31/2003               $11,966                      $11,442
09/30/2003               $12,025                      $11,450
10/31/2003               $12,015                      $11,460
11/30/2003               $12,027                      $11,468
12/31/2003               $12,067                      $11,478
01/31/2004               $12,078                      $11,487
02/29/2004               $12,099                      $11,495
03/31/2004               $12,110                      $11,504
04/30/2004               $12,097                      $11,513
05/31/2004               $12,107                      $11,522
06/30/2004               $12,105                      $11,532

SECTOR BREAKDOWN‡

Short-Term Instruments	75.2%
Corporate Bonds & Notes	9.7%
U.S. Government Agencies	5.7%
Asset-Backed Securities	3.4%
U.S. Treasury Obligation	2.9%
Mortgage-Backed Securities	2.5%
Other	0.6%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Short-Term Portfolio Administrative Class (Inception 09/30/99)	0.32%	0.82%	4.10%
- - - - - - -	Citigroup 3-Month Treasury Bill Index	0.47%	0.96%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,003.20	$1,025.00
Expenses Paid During Period†	$2.99	$3.02

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The total return performance of the Portfolio’s Administrative Class was 0.32% for the six-month period ended June 30, 2004, versus a return of 0.47% for the benchmark Citigroup 3-Month Treasury Bill Index during the same period.

•	Interest rate strategies including a duration longer than the effective benchmark and yield curve positioning that was broader than benchmark were negative for returns as rates increased during the period.
•	An emphasis on mortgage securities boosted returns. Heavy demand by banks during the first quarter 2004 and a decline in volatility late in the second quarter supported mortgage performance.

•	An emphasis on corporate securities was slightly positive. During the first quarter, their yield advantage offset concerns about slower growth and profits, but during the second quarter returns were slightly negative as rates increased.

•	Emerging market (“EM”) bonds detracted from performance during the period. Heightened new issuance weighed on the sector and leveraged tactical investors sold EM bonds as rates rose.

•	Short maturity Eurozone issues added value amid expectations for slower growth and lower inflation in Europe.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Short-Term Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		12/31/2000	09/30/1999- 12/31/1999

Net asset value beginning of period	$10.10		$10.08		$10.08		$10.01		$10.00	$10.00
Net investment income (a)	0.05	(f)	0.13	(f)	0.28	(f)	0.48	(f)	0.53	0.13
Net realized/unrealized gain (loss) on investments (a)	(0.02	)(f)	0.07	(f)	0.02	(f)	0.15	(f)	0.09	0.00
Total income from investment operations	0.03		0.20		0.30		0.63		0.62	0.13
Dividends from net investment income	(0.05)		(0.17)		(0.29)		(0.52)		(0.61)	(0.13)
Distributions from net realized capital gains	0.00		(0.01)		(0.01)		(0.04)		0.00	0.00
Total distributions	(0.05)		(0.18)		(0.30)		(0.56)		(0.61)	(0.13)
Net asset value end of period	$10.08		$10.10		$10.08		$10.08		$10.01	$10.00
Total return	0.32%		2.05%		3.02%		6.45%		6.42%	1.32%
Net assets end of period (000s)	$6,834		$5,948		$4,340		$1,683		$37	$3,040
Ratio of net expenses to average net assets	0.60	%*	0.60%		0.60	%(e)	0.61	%(c)(d)	0.60%	0.60	%*(b)
Ratio of net investment income to average net assets	0.90	%*(f)	1.33	%(f)	2.81	%(f)	4.71	%(f)	5.27%	5.17	%*
Portfolio turnover rate	136%		199%		60%		94%		281%	N/A

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.42%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.60%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.62%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.61%.
(f)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. The effect of this reclassification was to (reduce) the net investment income ratio for the period ending June 30, 2004 by (0.03)% and the net investment income per share by $0.00. For consistency, similar reclassifications have been made to prior period amounts, resulting in increases(reductions) to the net investment income ratio of (0.10)%, 0.00% and (0.03)% and to the net investment income per share of $(0.01), $0.00 and $0.00 in the fiscal years ending December 31, 2003, 2002, and 2001, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Short-Term Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$34,003
Cash	101
Foreign currency, at value	24
Receivable for investments sold on delayed delivery basis	794
Unrealized appreciation on forward foreign currency contracts	1
Receivable for Portfolio shares sold	2
Interest and dividends receivable	97
Variation margin receivable	11
Swap premiums paid	8
Unrealized appreciation on swap agreements	12
35,053

Liabilities:

Payable for investments purchased	$944
Payable for short sale	805
Written options outstanding	2
Payable for Portfolio shares redeemed	2
Accrued investment advisory fee	7
Accrued administration fee	5
Accrued servicing fee	1
Recoupment payable to Manager	1
Other liabilities	1
1,768

Net Assets	$33,285

Net Assets Consist of:

Paid in capital	$33,263
(Overdistributed) net investment income	(32)
Accumulated undistributed net realized gain	65
Net unrealized (depreciation)	(11)
$33,285

Net Assets:

Institutional Class	$26,451
Administrative Class	6,834

Shares Issued and Outstanding:

Institutional Class	2,623
Administrative Class	678

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.08
Administrative Class	10.08

Cost of Investments Owned	$34,018
Cost of Foreign Currency Held	$24

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Short-Term Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$190
Total Income	190

Expenses:

Investment advisory fees	32
Administration fees	25
Distribution and/or servicing fees - Administrative Class	5
Total Expenses	62

Net Investment Income	128

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	5
Net realized gain on futures contracts, options, and swaps	38
Net realized (loss) on foreign currency transactions	(1)
Net change in unrealized (depreciation) on investments	(35)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(26)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1
Net (Loss)	(18)

Net Increase in Assets Resulting from Operations	$110

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Short-Term Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$128	$207
Net realized gain	42	100
Net change in unrealized depreciation	(60)	(13)
Net increase resulting from operations	110	294

Distributions to Shareholders:

From net investment income
Institutional Class	(110)	(160)
Administrative Class	(34)	(97)

From net realized capital gains
Institutional Class	0	(18)
Administrative Class	0	(8)
Total Distributions	(144)	(283)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	14,588	12,584
Administrative Class	1,448	3,690

Issued as reinvestment of distributions
Institutional Class	110	178
Administrative Class	34	105

Cost of shares redeemed
Institutional Class	(3,155)	(2,724)
Administrative Class	(586)	(2,197)
Net increase resulting from Portfolio share transactions	12,439	11,636

Total Increase in Net Assets	12,405	11,647

Net Assets:

Beginning of period	20,880	9,233
End of period*	$33,285	$20,880

*Including (overdistributed) net investment income of:	$(32)	$(16)

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Short-Term Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 9.9%
Banking & Finance 2.2%
Bear Stearns Cos., Inc.
1.940% due 09/21/2004 (a)	$100	$100
Bombardier Capital, Inc.
7.500% due 08/15/2004	100	100
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	80	84
Ford Motor Credit Co.
6.700% due 07/16/2004	250	250
General Motors Acceptance Corp.
5.750% due 11/05/2004	50	51
2.400% due 10/20/2005 (a)	100	101
Household Finance Corp.
6.700% due 11/15/2005	40	42

		728

Industrials 3.6%
Alcan, Inc.
1.623% due 12/08/2004 (a)	40	40
DaimlerChrysler North America Holding Corp.
3.400% due 12/15/2004	220	221
7.400% due 01/20/2005	110	113
FedEx Corp.
1.390% due 04/01/2005 (a)	100	100
Fort James Corp.
6.625% due 09/15/2004	10	10
Halliburton Co.
2.650% due 10/17/2005 (a)	50	51
MGM Mirage, Inc.
6.950% due 02/01/2005	40	41
6.625% due 02/01/2005	20	20
PanAmSat Corp.
6.125% due 01/15/2005	40	41
Petroleos Mexicanos
6.500% due 02/01/2005	150	154
Pioneer National Resources Co.
8.875% due 04/15/2005	50	52
TCI Communications, Inc.
8.650% due 09/15/2004	40	41
Time Warner, Inc.
7.975% due 08/15/2004	100	101
Tyco International Group S.A.
5.875% due 11/01/2004	100	101
Weyerhaeuser Co.
5.500% due 03/15/2005	15	15
Yum! Brands, Inc.
7.450% due 05/15/2005	100	104

		1,205

Utilities 4.1%
Carolina Telephone & Telegraph
7.250% due 12/15/2004	200	204
Centerior Energy Corp.
7.670% due 07/01/2004	100	100
Dominion Resources, Inc.
2.800% due 02/15/2005	100	100
Edison International, Inc.
6.875% due 09/15/2004	160	161
Entergy Gulf States, Inc.
3.600% due 06/01/2008	100	97
Ohio Edison Co.
4.000% due 05/01/2008	30	29
PPL Capital Funding Trust I
7.290% due 05/18/2006	80	84
Reliant Energy Resources Corp.
8.125% due 07/15/2005	100	105
SBC Communications, Inc.
4.206% due 06/05/2005	110	112
Sprint Capital Corp.
7.900% due 03/15/2005	360	373

		1,365

Total Corporate Bonds & Notes (Cost $3,302)		3,298

U.S. GOVERNMENT AGENCIES 5.8%

Fannie Mae
4.500% due 02/25/2008	$100	$102
6.000% due 06/01/2017	60	63
5.337% due 10/01/2031 (a)	78	80
1.420% due 03/25/2034 (a)	214	213
1.880% due 08/25/2043	36	36
5.500% due 11/01/2016-09/01/2017 (d)	350	359
Federal Home Loan Bank
6.270% due 08/26/2004	175	173
Freddie Mac
3.960% due 08/02/2006	100	100
4.000% due 08/02/2006	100	100
4.250% due 07/12/2006	300	300
9.500% due 12/01/2019	88	99
5.750% due 06/15/2029	1	1
6.000% due 12/15/2031	100	101
6.500% due 08/01/2032	20	21
5.500% due 08/15/2004-08/15/2030 (d)	41	41
Government National Mortgage Association
3.000% due 02/20/2032 (a)	127	123
6.000% due 03/15/2032	23	24

Total U.S. Government Agencies (Cost $1,946)		1,936

U.S. TREASURY OBLIGATIONS 2.9%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	154	165
3.625% due 01/15/2008	396	433
U.S. Treasury Note
1.875% due 12/31/2005	390	387

Total U.S. Treasury Obligations (Cost $989)		985

MORTGAGE-BACKED SECURITIES 2.6%

Bank of America Mortgage Securities, Inc.
6.406% due 07/25/2032 (a)	16	16
5.667% due 10/20/2032 (a)	14	14
Bear Stearns Adjustable Rate Mortgage Trust
4.802% due 12/25/2033 (a)	39	40
4.357% due 01/25/2034 (a)	38	39
1.580% due 02/25/2034 (a)	61	62
Bear Stearns Commercial Mortgage Securities
1.500% due 05/14/2016 (a)	100	100
Countrywide Home Loans, Inc.
4.991% due 09/19/2032 (a)	9	9
CS First Boston Mortgage Securities Corp.
1.726% due 03/25/2032 (a)	150	151
5.738% due 05/25/2032 (a)	11	11
First Republic Mortgage Loan Trust
1.538% due 08/15/2032 (a)	83	83
Mellon Residential Funding Corp.
1.678% due 12/15/2030 (a)	55	55
Sequoia Mortgage Funding Co
0.800% due 10/21/2007 (b)	1,842	19
Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)	80	80
Structured Asset Securities Corp.
1.590% due 01/25/2033 (a)	25	25
1.800% due 11/25/2033 (a)	17	17
Structured Assets Securities Corp.
1.800% due 07/25/2032 (a)	50	50
Wachovia Bank Commercial Mortgage Trust
1.428% due 06/15/2013 (a)	40	40
Washington Mutual Mortgage Securities Corp.
5.159% due 10/25/2032 (a)	12	12
2.629% due 06/25/2042 (a)	42	42

Total Mortgage-Backed Securities (Cost $865)		865

ASSET-BACKED SECURITIES 3.5%

Ameriquest Mortgage Securities, Inc.
1.460% due 06/25/2005 (a)	$151	$151
1.450% due 11/25/2033 (a)	30	30
Bear Stearns Asset-Backed Securities, Inc.
1.630% due 10/25/2032 (a)	12	12
CDC Mortgage Capital Trust
1.640% due 01/25/2032 (a)	10	10
1.670% due 08/25/2033 (a)	18	18
Centex Home Equity Loan Trust
1.600% due 09/25/2033 (a)	36	36
Chase Funding Loan Acquisition Trust
1.540% due 07/25/2030 (a)	7	7
1.650% due 07/25/2031 (a)	5	5
Contimortgage Home Equity Loan Trust
1.418% due 04/15/2029 (a)	58	58
Countrywide Asset-Backed Certificates
1.670% due 05/25/2032 (a)	17	17
CS First Boston Mortgage Securities Corp.
1.740% due 08/25/2032 (a)	7	7
Equifirst Mortgage Loan Trust
1.400% due 01/25/2034 (a)	94	94
Financial Asset Securities Corp. AAA Trust
1.230% due 09/25/2033 (a)	5	5
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.650% due 09/25/2032 (a)	17	17
2.820% due 02/25/2034 (a)	28	28
First Franklin Mtg Loan Asset Backed Certificates
1.420% due 07/25/2033 (a)	60	60
HFC Home Equity Loan Asset-Backed Certificates
1.630% due 10/20/2032 (a)	52	52
Home Equity Asset Trust
1.760% due 02/25/2033 (a)	35	35
1.710% due 03/25/2033 (a)	20	20
Home Equity Mortgage Trust
1.550% due 04/25/2034 (a)	33	34
Irwin Home Equity Loan Trust
1.570% due 07/25/2032 (a)	30	30
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.640% due 08/25/2033 (a)	39	39
Morgan Stanley Dean Witter Capital I, Inc.
1.670% due 07/25/2030 (a)	3	3
Novastar Home Equity Loan
1.630% due 09/25/2031 (a)	10	10
Quest Trust
1.291% due 06/25/2034 (a)	100	100
Renaissance Home Equity Loan Trust
1.740% due 08/25/2033 (a)	94	95
Residential Asset Mortgage Products, Inc.
1.630% due 12/25/2033 (a)	44	44
Residential Asset Securities Corp.
1.420% due 06/25/2025 (a)	86	86
Saxon Asset Securities Trust
1.570% due 01/25/2032 (a)	8	8
1.700% due 12/25/2032 (a)	11	12
Sears Credit Account Master Trust
5.250% due 10/16/2008	8	8
Structured Asset Investment Loan Trust
1.200% due 04/25/2033 (a)	13	13
Terwin Mortgage Trust
1.880% due 09/25/2033 (a)	9	9

Total Asset-Backed Securities (Cost $1,152)		1,153

SOVEREIGN ISSUES 0.5%

Republic of Brazil
2.062% due 04/15/2006 (a)	93	91
10.000% due 01/16/2007	10	11
2.125% due 04/15/2009 (a)	62	57

Total Sovereign Issues (Cost $154)		159

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 0.1%

Tyco International Group S.A.
4.375% due 11/19/2004	EC	20	$24

Total Foreign Currency-Denominated Issues (Cost $24)			24

SHORT-TERM INSTRUMENTS 76.9%
Commercial Paper 76.0%
AB Spintab
1.260% due 09/08/2004		$400	399
ABN AMRO North America
1.040% due 07/06/2004		600	600
1.090% due 07/29/2004		100	100
Anz (Delaware), Inc.
1.060% due 07/19/2004		200	200
Bank of Ireland
1.285% due 09/03/2004		900	898
Barclays U.S. Funding Corp.
1.110% due 08/25/2004		100	100
1.280% due 09/21/2004		200	199
CBA (de) Finance
1.050% due 07/02/2004		100	100
1.210% due 08/23/2004		600	599
1.225% due 08/23/2004		200	200
CDC Commercial Corp.
1.100% due 08/04/2004		600	599
Den Norske Bank ASA
1.260% due 09/20/2004		500	498
Dexia Delaware LLC
1.400% due 08/30/2004		300	299
European Investment Bank
1.050% due 07/16/2004		600	600
Fannie Mae
1.040% due 07/14/2004		300	300
1.060% due 07/21/2004		600	600
1.063% due 08/04/2004		300	300
1.130% due 08/11/2004		300	300
1.150% due 08/18/2004		300	299
1.177% due 08/25/2004		300	299
1.180% due 08/25/2004		500	499
1.120% due 09/01/2004		300	299
1.225% due 09/01/2004		200	199
1.380% due 09/01/2004		300	299
1.415% due 09/08/2004		300	299
1.200% due 09/15/2004		300	299
1.414% due 09/22/2004		100	100
1.426% due 09/22/2004		100	100
1.010% due 10/01/2004		300	299
Federal Home Loan Bank
1.165% due 07/16/2004		200	200
1.170% due 07/16/2004		300	300
1.180% due 08/25/2004		100	100
Ford Motor Credit Co.
1.870% due 09/03/2004		150	150
Freddie Mac
1.010% due 08/12/2004		400	399
1.150% due 08/17/2004		300	300
1.175% due 08/24/2004		600	599
1.180% due 08/24/2004		1,000	998
1.260% due 09/20/2004		200	199
1.280% due 09/22/2004		300	299
1.465% due 09/28/2004		300	299
1.300% due 09/30/2004		300	299
1.560% due 10/20/2004		300	298
General Electric Capital Corp.
1.040% due 07/08/2004		600	600
1.060% due 07/12/2004		100	100
1.300% due 09/08/2004		200	199
HBOS Treasury Services PLC
1.055% due 07/16/2004		200	200
1.290% due 09/24/2004		200	199
1.580% due 10/21/2004		500	497

1.585% due 10/26/2004	$100	$99
ING U.S. Funding LLC
1.040% due 07/02/2004	600	600
1.240% due 09/10/2004	100	100
KFW International Finance, Inc.
1.095% due 08/10/2004	300	300
1.110% due 08/23/2004	400	399
Lloyds TSB Bank PLC
185% due 07/21/2004	700	699
National Australia Funding, Inc.
1.050% due 07/02/2004	600	600
Nestle Capital Corp.
1.130% due 08/30/2004	500	499
Royal Bank of Scotland PLC
1.070% due 07/14/2004	600	600
1.235% due 09/13/2004	100	100
Shell Finance (UK) PLC
1.240% due 09/14/2004	600	598
Svenska Handlesbanken
1.065% due 07/14/2004	600	600
1.070% due 07/21/2004	100	100
1.240% due 09/13/2004	100	100
1.295% due 09/24/2004	200	199
Swedish National Housing Finance Corp.
1.060% due 07/16/2004	400	400
1.090% due 07/29/2004	500	500
Toyota Motor Credit Corp.
1.330% due 09/07/2004	900	898
UBS Finance, Inc.
1.060% due 07/01/2004	300	300
1.420% due 07/01/2004	100	100
1.055% due 07/13/2004	300	300
1.195% due 07/21/2004	100	100
1.240% due 08/31/2004	200	199
Westpac Capital Corp.
1.030% due 07/07/2004	100	100
Westpac Trust Securities NZ Ltd.
1.215% due 08/24/2004	700	699

		25,306

Repurchase Agreement 0.6%
State Street Bank
0.800% due 07/01/2004	192	192

(Dated 06/30/2004. Collateralized by Fannie Mae 5.250% due 06/15/2006 valued at $198. Repurchase proceeds are $192.)

U.S. Treasury Bills 0.3%
1.135% due 09/02/2004 (e)	85	85

Total Short-Term Instruments (Cost $25,586)		25,583

Total Investments 102.2%		$34,003
(Cost $34,018)

Written Options (g) (0.0%)		(2)
(Premiums $6)

Other Assets and Liabilities (Net) (2.2%)		(716)

Net Assets 100.0%		$33,285

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $85 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Long Futures	06/2005	8	$0
Euribor December Long Futures	12/2005	3	(4)
Euribor June Long Futures	06/2005	1	(1)
Euribor September Long Futures	09/2005	1	(1)
Euro-Bobl 5-Year Note Long Futures	09/2004	3	0
U.S. Treasury 10-Year Note Long Futures	09/2004	8	(1)

			$(7)

(f) Swap agreements outstanding at June 30, 2004:

Type		Notional Amount	Unrealized Appreciation
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2007	EC	1,000	$6

Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 07/18/2004		$40	0

Receive a fixed rate equal to 16.500% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 01/16/2005		75	6

Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/11/2005		40	0

Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Bear Stearns & Co., Inc.
Exp. 03/17/2005		25	0

Receive a fixed rate equal to 0.730% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear Stearns & Co., Inc.
Exp. 06/20/2005		80	0

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC
Exp. 12/15/2006		200	0

			$12

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Short-Term Portfolio

June 30, 2004 (Unaudited)

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$140	$3	$2
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	140	3	0

						$6	$2

* The Portfolio will pay a floating rate based on 3-month LIBOR.
** The Portfolio will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at June 30, 2004 were as follows:
Type		Coupon (%)		Maturity	Par	Value	Proceeds
U.S. Treasury Note		5.000		02/15/2011	$200	$210	$206
U.S. Treasury Note		4.250		08/15/2013	610	595	588

						$805	$794

(i) Forward foreign currency contracts outstanding at June 30, 2004:
Type	Currency	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	48		07/2004	$1	$0	$1

(j)	Principal amount denoted in indicated currency:

EC	-	Euro

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

12	Semi-Annual Report	June 30, 2004

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Stripped Mortgage-Backed Securities. The Portfolio may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income by $(6,562) and $(14,282), and net realized gain by $7,256 and $8,419 and net change in unrealized appreciation (depreciation) by $(695) and $5,863 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 7,852	$ 6,215	$ 4,347	$ 3,554

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$26
Sales	5
Closing Buys	(8)
Expirations	(17)
Exercised	0
Balance at 06/30/2004	$6

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Depreciation
$ 20	$ (35)	$ (15)

14	Semi-Annual Report	June 30, 2004

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,445	$14,588	1,245	$12,584
Administrative Class	144	1,448	365	3,690

Issued as reinvestment of distributions

Institutional Class	11	110	18	178
Administrative Class	3	34	10	105

Cost of shares redeemed

Institutional Class	(312)	(3,155)	(270)	(2,724)
Administrative Class	(58)	(586)	(217)	(2,197)

Net increase resulting from Portfolio share transactions	1,233	$12,439	1,151	$11,636

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	2	100
Administrative Class	1	98

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

16	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

GLOBAL BOND PORTFOLIO (UNHEDGED)

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Global Bond Portfolio (Unhedged)

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                      Global Bond                            J.P. Morgan
                Portfolio Admin. Class                 Global Index (Unhedged)
                ----------------------                 -----------------------
 01/31/2002             $10,000                               $10,000
 02/28/2002              $9,978                               $10,053
 03/31/2002              $9,907                               $10,009
 04/30/2002             $10,267                               $10,364
 05/31/2002             $10,566                               $10,646
 06/30/2002             $11,031                               $11,143
 07/31/2002             $11,146                               $11,266
 08/31/2002             $11,291                               $11,472
 09/30/2002             $11,474                               $11,607
 10/31/2002             $11,450                               $11,558
 11/30/2002             $11,470                               $11,562
 12/31/2002             $12,016                               $12,131
 01/31/2003             $12,222                               $12,289
 02/28/2003             $12,422                               $12,466
 03/31/2003             $12,400                               $12,497
 04/30/2003             $12,566                               $12,647
 05/31/2003             $13,094                               $13,196
 06/30/2003             $12,895                               $12,988
 07/31/2003             $12,441                               $12,582
 08/31/2003             $12,401                               $12,519
 09/30/2003             $13,121                               $13,227
 10/31/2003             $13,033                               $13,157
 11/30/2003             $13,222                               $13,366
 12/31/2003             $13,749                               $13,891
 01/31/2004             $13,785                               $13,936
 02/29/2004             $13,810                               $13,968
 03/31/2004             $14,013                               $14,165
 04/30/2004             $13,461                               $13,557
 05/31/2004             $13,543                               $13,653
 06/30/2004             $13,603                               $13,683

COUNTRY ALLOCATION‡

Short-Term Instruments	31.9%
United States	25.7%
Germany	8.4%
Japan	7.1%
United Kingdom	6.9%
Italy	4.1%
France	4.0%
Other	11.8%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Global Bond Portfolio (Unhedged) Administrative Class (Inception 01/10/02)	–1.07%	5.49%	13.37%
- - - - - - -	J.P. Morgan Global Index (Unhedged)	–1.50%	5.35%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$989.30	$1,025.00
Expenses Paid During Period†	$4.45	$4.53

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries, one of which may be the United States.

•	The Portfolio’s Administrative Class shares returned –1.07% for the six-months ended June 30, 2004, outperforming the -1.50% return of the J.P. Morgan Global Index (Unhedged) for the same period.

•	An underweight to U.S. duration was positive for performance as yields rose given stronger growth and fears of aggressive Fed tightening.

•	An overweight to Euroland duration relative to benchmark was a positive for relative performance; these yields rose less as Euroland lagged global growth.
•	An underweight to Japanese government bonds (“JGB”) relative to benchmark was positive for returns. JGB yields rose on strong growth and speculation that the Bank of Japan’s highly accommodative monetary policy stance would soon shift.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds added to returns, outperforming more volatile Treasuries of similar duration, as rates rose.

•	Modest holdings of mortgage securities helped returns, as heavy demand from banks supported the mortgage market.

•	Tactical strategies to exploit wider swap spreads in the U.S. and Europe were positive, as swap spreads widened given the rapid rise in yields.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Global Bond Portfolio (Unhedged) (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		1/10/2002- 12/31/2002

Net asset value beginning of period	$13.03		$11.69		$10.00
Net investment income (a)	0.13	(d)	0.25	(d)	0.28	(d)
Net realized/unrealized gain (loss) on investments (a)	(0.27	)(d)	1.42	(d)	1.75	(d)
Total income (loss) from investment operations	(0.14)		1.67		2.01
Dividends from net investment income	(0.12)		(0.25)		(0.27)
Distributions from net realized capital gains	0.00		(0.08)		(0.05)
Total distributions	(0.12)		(0.33)		(0.32)
Net asset value end of period	$12.77		$13.03		$11.69
Total return	(1.07)%		14.43%		20.35%
Net assets end of period (000s)	$34,815		$29,415		$20,456
Ratio of net expenses to average net assets	0.90	%*	0.92	%(c)	0.90	%*(b)
Ratio of net investment income to average net assets	2.08	%*(d)	2.03	%(d)	2.65	%(d)
Portfolio turnover rate	153%		592%		581%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.01%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(d)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the period ending June 30, 2004 by 0.12% and the net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior period amounts, resulting in increase to the net investment income ratio of 0.10% and 0.07% and to the net investment income per share of $0.01 and $0.01 in the fiscal year or period ending December 31, 2003, and 2002, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Global Bond Portfolio (Unhedged)

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$34,729
Cash	1
Foreign currency, at value	593
Receivable for investments sold	1
Receivable for investments sold on delayed delivery basis	5,202
Unrealized appreciation on forward foreign currency contracts	69
Receivable for Portfolio shares sold	2
Interest and dividends receivable	304
Variation margin receivable	121
Swap premiums paid	470
Unrealized appreciation on swap agreements	71
Unrealized appreciation on forward volatility options	3
41,566

Liabilities:

Payable for investments purchased	$944
Unrealized depreciation on forward foreign currency contracts	47
Payable for short sale	5,256
Written options outstanding	43
Payable for Portfolio shares redeemed	67
Accrued investment advisory fee	7
Accrued administration fee	14
Accrued servicing fee	6
Recoupment payable to Manager	1
Swap premiums received	190
Unrealized depreciation on swap agreements	167
Other liabilities	9
6,751

Net Assets	$34,815

Net Assets Consist of:

Paid in capital	$32,241
Undistributed net investment income	1,387
Accumulated undistributed net realized gain	151
Net unrealized appreciation	1,036
$34,815

Net Assets:

Administrative Class	$34,815

Shares Issued and Outstanding:

Administrative Class	2,727

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Administrative Class	$12.77

Cost of Investments Owned	$33,653
Cost of Foreign Currency Held	$590

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Global Bond Portfolio (Unhedged)

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$476
Miscellaneous income	1
Total Income	477

Expenses:

Investment advisory fees	40
Administration fees	80
Distribution and/or servicing fees - Administrative Class	24
Total Expenses	144

Net Investment Income	333

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	26
Net realized gain on futures contracts, options, and swaps	91
Net realized (loss) on foreign currency transactions	(20)
Net change in unrealized (depreciation) on investments	(639)
Net change in unrealized appreciation on futures contracts, options, and swaps	31
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(195)
Net (Loss)	(706)

Net Decrease in Assets Resulting from Operations	$(373)

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Global Bond Portfolio (Unhedged)

Amounts in thousands
	Six Months June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$333	$464
Net realized gain	97	1,588
Net change in unrealized appreciation (depreciation)	(803)	845
Net increase (decrease) resulting from operations	(373)	2,897

Distributions to Shareholders:

From net investment income
Administrative Class	(303)	(472)

From net realized capital gains
Administrative Class	0	(165)
Total Distributions	(303)	(637)

Portfolio Share Transactions:

Receipts for shares sold
Administrative Class	8,715	29,887

Issued as reinvestment of distributions
Administrative Class	308	631

Cost of shares redeemed
Administrative Class	(2,947)	(23,819)
Net increase resulting from Portfolio share transactions	6,076	6,699

Total Increase in Net Assets	5,400	8,959

Net Assets:

Beginning of period	29,415	20,456
End of period*	$34,815	$29,415

*Including undistributed net investment income of:	$1,387	$1,357

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Global Bond Portfolio (Unhedged)

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

BRAZIL 0.4%
Republic of Brazil
2.125% due 04/15/2009 (a)		$76	$69
2.125% due 04/15/2012 (a)		67	56

Total Brazil (Cost $129)			125

CANADA (i)(j) 2.3%
Commonwealth of Canada
6.000% due 06/01/2008	C$	800	638
5.500% due 06/01/2009		100	79
5.500% due 06/01/2010		100	78

Total Canada (Cost $755)			795

CAYMAN ISLANDS (i)(j) 1.6%
Pylon Ltd.
5.953% due 12/22/2008	EC	250	312
Vita Capital Ltd.
2.460% due 01/01/2007 (a)		$250	252

Total Cayman Islands (Cost $554)			564

FRANCE (i)(j) 4.0%
Republic of France
6.500% due 04/25/2011	EC	1,000	1,404

Total France (Cost $1,416)			1,404

GERMANY (i)(j) 8.4%
Republic of Germany
5.000% due 08/19/2005	EC	100	125
6.000% due 01/05/2006		300	384
6.250% due 04/26/2006		100	129
5.250% due 01/04/2011		900	1,182
6.250% due 01/04/2024		200	289
6.500% due 07/04/2027		200	298
5.500% due 01/04/2031		400	531

Total Germany (Cost $2,517)			2,938

ITALY (i)(j) 4.0%
Republic of Italy
9.500% due 02/01/2006	EC	650	876
Seashell Securities PLC
2.359% due 10/25/2028 (a)		74	90
Siena Mortgages
2.283% due 12/16/2038 (a)		300	367
Telecom Italia SpA
5.625% due 02/01/2007 (a)		60	77

Total Italy (Cost $1,115)			1,410

JAPAN (i)(j) 7.1%
Government of Japan
0.300% due 12/20/2007	JY	100,000	914
1.500% due 12/20/2011		150,000	1,387
1.600% due 09/20/2013		20,000	182

Total Japan (Cost $2,443)			2,483

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.125% due 07/28/2004		$30	30

Total Liberia (Cost $30)			30

LUXEMBOURG 0.3%
Tyco International Group S.A.
5.875% due 11/01/2004		$100	$101

Total Luxembourg (Cost $101)			101

MEXICO (i)(j) 0.8%
Pemex Project Funding Master Trust
8.625% due 02/01/2022		$200	209
United Mexican States
6.750% due 06/06/2006	JY	2,000	21
United Mexican States Series 6BR
6.750% due 06/06/2006		5,000	51

Total Mexico (Cost $283)			281

NETHERLANDS (i)(j) 2.6%
Kingdom of Netherlands
6.000% due 01/15/2006	EC	700	897

Total Netherlands (Cost $672)			897

RUSSIA 0.2%
Russian Federation
10.000% due 06/26/2007		$50	56

Total Russia (Cost $58)			56

SOUTH AFRICA 0.2%
Republic of South Africa
8.375% due 10/17/2006		$53	58

Total South Africa (Cost $60)			58

SPAIN (i)(j) 3.4%
Kingdom of Spain
5.150% due 07/30/2009	EC	900	1,174

Total Spain (Cost $1,135)			1,174

UNITED KINGDOM (i)(j) 6.9%
Holmes Financing PLC
2.278% due 10/15/2009 (a)	EC	100	122
2.298% due 07/25/2010 (a)		100	122
United Kingdom Gilt
5.000% due 03/07/2012	BP	500	901
5.000% due 09/07/2014		700	1,248

Total United Kingdom (Cost $2,285)			2,393

UNITED STATES 25.6%
Asset-Backed Securities 5.9%
Ameriquest Mortgage Securities, Inc.
1.510% due 03/25/2033 (a)		$75	76
1.010% due 08/25/2034 (a)		200	200
Amortizing Residential Collateral Trust
1.450% due 10/25/2031 (a)		15	15
1.390% due 07/25/2032 (a)		26	26
Centex Home Equity Loan Trust
1.380% due 01/25/2034 (a)		85	86
CS First Boston Mortgage Securities Corp.
1.410% due 01/25/2032 (a)		5	5
6.500% due 04/25/2033		47	48
1.430% due 05/25/2043 (a)		141	141

Fieldstone Mortgage Investment Corp.
1.390% due 01/25/2035 (a)	$92	$92
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	93	94
GSAMP Trust
1.620% due 03/25/2034 (a)	200	200
Home Equity Asset Trust
1.510% due 03/25/2033 (a)	20	20
1.240% due 08/25/2034 (a)	96	96
Home Equity Mortgage Trust
1.350% due 04/25/2034 (a)	67	67
Irwin Home Equity Loan Trust
1.620% due 06/25/2028 (a)	34	34
Long Beach Mortgage Loan Trust
1.620% due 07/25/2033 (a)	120	120
Morgan Stanley Dean Witter Capital I, Inc.
1.470% due 07/25/2030 (a)	6	7
Residential Asset Mortgage Products, Inc.
1.200% due 04/25/2025 (a)	196	196
1.430% due 12/25/2033 (a)	89	88
Residential Asset Securities Corp.
1.200% due 08/25/2019 (a)	16	16
Saxon Asset Securities Trust
1.370% due 01/25/2032 (a)	19	19
1.500% due 12/25/2032 (a)	10	10
Structured Asset Investment Loan Trust
1.200% due 04/25/2033 (a)	26	26
Structured Asset Securities Corp.
1.740% due 05/25/2034 (a)	200	200
Truman Capital Mortgage Loan Trust
1.440% due 01/25/2034 (a)	171	169

		2,051

Corporate Bonds & Notes 2.3%
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	50	50
Ford Motor Credit Co.
7.500% due 03/15/2005	200	207
General Motors Acceptance Corp.
2.135% due 05/18/2006 (a)	200	201
Morgan Stanley Capital I, Inc.
1.378% due 04/15/2016 (a)	200	200
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	110	110
UFJ Finance Aruba AEC
6.750% due 07/15/2013	30	31

		799

Mortgage-Backed Securities 5.3%
Bear Stearns Commercial Mortgage Securities
1.350% due 05/14/2016 (a)	200	200
Countrywide Home Loan Mortgage Pass Through Trust
1.380% due 08/25/2034 (a)	200	200
Countrywide Home Loans, Inc.
5.703% due 03/19/2032 (a)	2	2
4.997% due 09/19/2032 (a)	9	9
1.748% due 07/28/2034 (a)	200	200
CS First Boston Mortgage Securities Corp.
1.358% due 02/15/2014 (a)	200	200
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	100	108
GSR Mortgage Loan Trust
3.492% due 06/01/2034	200	196
Harborview Mortgage Loan Trust
1.470% due 02/25/2034 (a)	80	80
Mellon Residential Funding Corp.
1.678% due 12/15/2030 (a)	110	110

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Sequoia Mortgage Trust
1.400% due 08/20/2032 (a)	$61	$60
Structured Asset Mortgage Investments, Inc.
1.450% due 03/19/2034 (a)	194	194
1.390% due 07/19/2034 (a)	199	199
Structured Asset Securities Corp.
1.550% due 06/25/2017 (a)	8	8
1.600% due 07/25/2032 (a)	31	31
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	9	9
5.159% due 10/25/2032 (a)	15	15
3.091% due 02/27/2034 (a)	34	34

		1,855

Municipal Bonds & Notes 1.1%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013	100	112

New York City Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	25	25
5.000% due 02/01/2033	25	24

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	100	110

New York, New York General Obligation Bonds, Series 2003
5.250% due 06/01/2028	100	100

		371

U.S. Government Agencies 7.1%
Fannie Mae
4.640% due 01/30/2008	200	200
5.500% due 10/01/2016-04/01/2018 (d)	1076	1,104
5.000% due 11/01/2018	602	604
1.420% due 08/25/2030 (a)	200	200
5.229% due 04/01/2033 (a)	47	47
1.220% due 03/25/2034 (a)	194	193
Freddie Mac
5.000% due 09/15/2016	45	46
3.438% due 02/01/2029 (a)	60	62
Government National Mortgage Association
4.625% due 11/20/2024 (a)	16	16

		2,472

U.S. Treasury Obligations 3.9%
Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011	$432	$480
3.000% due 07/15/2012	105	113
2.000% due 01/15/2014	102	101
U.S. Treasury Note
6.500% due 02/15/2010	300	338
U.S. Treasury Strips
0.000% due 05/15/2017	430	219
0.000% due 08/15/2020	300	123

		1,374

Total United States (Cost $8,998)		8,922

PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009	$100	4

Total Purchased Call Options (Cost $5)		4

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250%** Exp. 04/27/2007	$100	$7

Total Purchased Put Options (Cost $7)		7

SHORT-TERM INSTRUMENTS 31.9%
Commercial Paper 29.0%
Altria Group, Inc.
1.800% due 10/29/2004	100	100
Bank of Ireland
1.285% due 09/03/2004	500	499
Barclays U.S. Funding Corp.
1.110% due 08/25/2004	600	599
CDC Commercial Corp.
1.085% due 08/04/2004	900	899
Danske Corp.
1.240% due 09/14/2004	800	798
Den Norske Bank ASA
1.350% due 09/08/2004	500	499
Fannie Mae
1.105% due 09/01/2004	300	299
1.380% due 09/01/2004	200	200
1.010% due 10/01/2004	200	199
Freddie Mac
1.440% due 09/14/2004	200	199
General Electric Capital Corp.
1.110% due 08/13/2004	500	499
1.480% due 09/15/2004	500	498
HBOS Treasury Services PLC
1.095% due 08/02/2004	100	100
1.475% due 09/13/2004	500	498
Nestle Capital Corp.
1.110% due 08/26/2004	600	599
Royal Bank of Scotland PLC
1.070% due 07/14/2004	400	400
Shell Finance (UK) PLC
1.230% due 08/11/2004	800	799
Svenska Handlesbanken
1.090% due 08/05/2004	900	899
1.390% due 09/13/2004	100	100
1.285% due 09/21/2004	500	498
Toyota Motor Credit Corp.
1.390% due 09/15/2004	900	897

		10,078

Repurchase Agreement 0.9%
State Street Bank
0.800% due 07/01/2004	306	306

(Dated 06/30/2004. Collateralized by Fannie Mae 1.875% due 09/15/2005 valued at $314. Repurchase proceeds are $306.)

U.S. Treasury Bills 2.0%
1.248% due 09/02/2004-09/16/2004 (c)(d)	705	703

Total Short-Term Instruments (Cost $11,089)		11,087

Total Investments 99.8%		$34,729
(Cost $33,653)

Written Options (g) (0.1%)		(43)
(Premiums $92)

Other Assets and Liabilities (Net) 0.3%		129

Net Assets 100.0%		$34,815

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $454

have been segregated with the custodian to cover margin

requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor June Long Futures	06/2005	13	$(8)
Euribor Purchased Put Options
Strike @ 95.250	12/2004	4	0
Euro-Bund 10-Year Note Long Futures	09/2004	82	65
Government of Japan 10-Year Note
Long Futures	09/2004	3	(21)
U.S. Treasury 10-Year Note Long Futures	09/2004	61	5
U.S. Treasury 30-Year Note Short Futures	09/2004	1	(2)
			$39

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Swap agreements outstanding at June 30, 2004:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation )
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2017	BP	600	$5

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2017		400	7

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 03/20/2018		400	(1)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/20/2018		400	2

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		600	4

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2007	EC	200	(1)

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Global Bond Portfolio (Unhedged)

June 30, 2004 (Unaudited)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2007	EC	100	$0

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co.
Exp. 03/15/2007		400	(2)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 03/15/2007		400	(1)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 12/21/2007		400	(4)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co.
Exp. 06/17/2010		700	(17)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Barclays Bank PLC
Exp. 06/17/2010		410	0

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 3.750%.
Counterparty: Goldman Sachs & Co.
Exp. 06/17/2012		800	2

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 06/17/2012		100	(6)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Citibank N.A.
Exp. 12/15/2014		460	(4)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014		1,600	(13)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014		1,700	(18)

Receive a fixed rate equal to 5.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 06/17/2015		400	(1)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2017		1,200	11

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 03/20/2018		500	3

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018	EC	1,800	$1

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 12/15/2031		100	(10)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%.
Counterparty: Goldman Sachs & Co.
Exp. 02/08/2006	H$	1,200	1

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.235%.
Counterparty: Goldman Sachs & Co.
Exp. 12/17/2008		5,800	(13)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.800%.
Counterparty: UBS Warburg LLC
Exp. 03/20/2012	JY	50,000	0

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-STIBOR.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 06/17/2008	SK	2,400	1

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-STIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 06/17/2008		5,500	2

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-STIBOR.
Counterparty: Barclays Bank PLC
Exp. 06/17/2008		1,200	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bear Stearns & Co., Inc.
Exp. 08/01/2004		$200	0

Receive a fixed rate equal to 0.960% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Goldman Sachs & Co.
Exp. 01/28/2005		100	0

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 12/15/2009		3,200	32

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America
Exp. 12/15/2014		200	(3)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 12/15/2014		2,600	(42)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 12/15/2014	$900	$(12)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Lehman Brothers, Inc.
Exp. 12/15/2014	600	(8)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Bank of America
Exp. 12/15/2024	400	(11)
		$(96)

(f) Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation
Call & Put - OTC % U.S. Dollar Forward Delta / Neutral Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
Counterparty: AIG International, Inc.
Exp. 12/18/2012	50	$ 3

10	Semi-Annual Report	June 30, 2004	See accompanying notes

(g) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures		$115.000		08/27/2004	7	$3	$0

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	$1,200	$12	$0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	1,200	10	2
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	700	31	28
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	700	31	12
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	100	2	0
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	100	3	1
						$89	$43

* The Portfolio will pay a floating rate based on 3-month LIBOR.
**The Portfolio will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at June 30, 2004 were as follows:
Type		Coupon (%)		Maturity	Par	Value	Proceeds
U.S. Treasury Note		5.500		05/15/2009	$200	$215	$213
U.S. Treasury Note		3.000		02/15/2009	5,200	5,041	4,989
						$5,256	$5,202

(i) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	183		07/2004	$0	$(1)	$(1)
Sell	BP	338		07/2004	2	0	2
Buy	BR	33		07/2004	0	0	0
Sell	C$	176		07/2004	0	(2)	(2)
Buy	CP	1,246		08/2004	0	0	0
Buy	DK	2,200		09/2004	0	(3)	(3)
Buy	EC	3,321		07/2004	2	(37)	(35)
Sell		46		07/2004	0	0	0
Buy	H$	47		07/2004	0	0	0
Buy		560		09/2004	0	0	0
Buy	JY	866,645		07/2004	64	(1)	63
Buy	KW	6,966		07/2004	0	0	0
Buy		26,749		09/2004	0	0	0
Buy	MP	156		08/2004	0	0	0
Buy	PN	21		08/2004	0	0	0
Buy	RR	171		07/2004	0	0	0
Buy	S$	10		07/2004	0	0	0
Buy	SK	2,122		09/2004	0	(3)	(3)
Buy	SR	67		08/2004	1	0	1
Sell		24		08/2004	0	0	0
Buy	SV	364		08/2004	0	0	0

					$69	$(47)	$22

(j) Principal amount denoted in indicated currency:

A$	-	Australian Dollar	KW	-	South Korean Won
BP	-	British Pound	MP	-	Mexican Peso
BR	-	Brazilian Real	PN	-	Peruvian New Sol
C$	-	Canadian Dollar	RR	-	Russian Ruble
CP	-	Chilean Peso	S$	-	Singapore Dollar
DK	-	Danish Krone	SK	-	Swedish Krona
EC	-	Euro	SR	-	South African Rand
H$	-	Hong Kong Dollar	SV	-	Slovakian Koruna
JY	-	Japanese Yen

See accompanying notes	June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on January 10, 2002.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When

12	Semi-Annual Report	June 30, 2004

delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. The Portfolio may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased(decreased) net investment income by $38,636, and $22,215, and net realized (loss) by $(47,583) and $(8,749) and net change in unrealized appreciation (depreciation) by $8947 and $(13,466) for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

14	Semi-Annual Report	June 30, 2004

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.90%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	Year of Waiver
	12/31/2002	12/31/2003	06/30/2004
Amount Available for Reimbursement	$4	$0	$0

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 31,554	$ 36,018	$ 6,937	$ 3,280

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$104
Sales	40
Closing Buys	(19)
Expirations	(33)
Exercised	0
Balance at 06/30/2004	$92

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$1,201	$(125)	$1,076

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	0	$0	0	$0
Administrative Class	673	8,715	2,430	29,886

Issued as reinvestment of distributions

Institutional Class	0	0	0	0
Administrative Class	24	308	51	631

Cost of shares redeemed

Institutional Class	0	0	0	0
Administrative Class	(227)	(2,947)	(1,973)	(23,819)

Net increase resulting from Portfolio share transactions	470	$6,076	508	$6,698

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Administrative Class	3	100

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing”

16	Semi-Annual Report	June 30, 2004

arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	17

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

ALL ASSET PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

The All Asset Portfolio invest in a portfolio of mutual funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

All Asset Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                    All Asset          Lehman Global           All Asset
                Portfolio Admin.      U.S. TIPS 1-10           Benchmark
                     Class                Index             Composite Index
               ----------------       ---------------       ----------------

04/30/2003         $10,000                $10,000               $10,000
05/31/2003         $10,550                $10,296               $10,394
06/30/2003         $10,464                $10,275               $10,360
07/31/2003          $9,991                 $9,949               $10,089
08/31/2003         $10,182                $10,081               $10,249
09/30/2003         $10,511                $10,351               $10,488
10/31/2003         $10,682                $10,368               $10,624
11/30/2003         $10,763                $10,337               $10,715
12/31/2003         $11,079                $10,397               $11,026
01/31/2004         $11,192                $10,496               $11,175
02/28/2004         $11,449                $10,701               $11,365
03/31/2004         $11,661                $10,845               $11,506
04/30/2004         $10,909                $10,488               $11,065
05/31/2004         $11,208                $10,618               $11,159
06/30/2004         $11,276                $10,610               $11,257

PIMCO Funds Allocation‡

CommodityRealReturn Strategy	14.7%
RealEstateRealReturn Strategy	12.7%
StocksPLUS	12.0%
Real Return	8.1%
Emerging Markets Bond	8.0%
Real Return Asset	8.0%
Low Duration	7.5%
International StocksPLUS TR Strategy	6.7%
StocksPLUS Total Return	6.3%
GNMA	5.1%
High Yield	4.4%
Other	6.5%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	All Asset Portfolio Administrative Class (Inception 04/30/03)	1.77%	7.76%	10.84%
- - - - - - -	Lehman Global Real: U.S. TIPS 1-10 Year Index	2.05%	3.26%	—
- — - —	All Asset Benchmark Composite Index	2.09%	8.66%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,017.70	$1,025.00
Expenses Paid During Period†	$2.91	$2.92

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses for the Portfolio are estimated at 0.60%.

PORTFOLIO INSIGHTS

•	The All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series (“PIMS”), except the All Asset Fund and the All Asset All Authority Fund.

•	The Portfolio may invest in any PIMCO mutual fund except the All Asset Fund and the All Asset All Authority Fund; however, PIMCO has identified 14 core funds on which the All Asset Portfolio will focus.

•	For the 6 months ended June 30, 2004, the Portfolio’s Administrative Class shares were up 1.77%, versus the 2.05% return of the Lehman Global Real: U.S. TIPS 1-10 Year Index and the 2.09% return of the average performance of the benchmarks for the core funds.

•	The equally weighted average of the core funds returned 2.27% for the 6 months ended June 30, 2004.
•	The average performance of the core funds outperformed the average performance of the 14 benchmarks by 0.19%. This outperformance is a measure of the value added by PIMCO portfolio managers.

•	The PVIT All Asset Portfolio underperformed the average performance of the core funds by 0.50%.

•	While the Portfolio’s overweight to real return strategies versus other Underlying PIMS Funds contributed to performance, the Portfolio’s exposure to other strategies contributed to underperformance versus the Lehman Global Real: U.S. TIPS 1-10 Year Index.

•	The Lehman US TIPS, DJAIG Commodity, and Wilshire REIT indices outperformed the average performance of the 14 benchmarks.

•	An overweight to TIPS strategies in the beginning of the period while scaling down exposure throughout the period was positive as yields gradually rose.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

All Asset Portfolio (Administrative Class)

Selected Per Share Data for the Period Ended:	06/30/2004+		04/30/2003- 12/31/2003

Net asset value beginning of period	$10.77		$10.00
Net investment income (a)	0.21		0.53
Net realized/unrealized gain (loss) on investments (a)	(0.02)		0.54
Total income from investment operations	0.19		1.07
Dividends from net investment income	(0.03)		(0.30)
Distributions from net realized capital gains	0.00		0.00
Total distributions	(0.03)		(0.30)
Net asset value end of period	$10.93		$10.77
Total return	1.77%		10.79%
Net assets end of period (000s)	$18,845		$1,017
Ratio of net expenses to average net assets	0.58	%*(c)(d)	0.60	%*(b)(c)
Ratio of net investment income to average net assets	3.87	%*	7.56	%*
Portfolio turnover rate	54%		136%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 10.92%.
(c)	Ratio of expenses to average net assets excluding Underlying PIMS Funds’ expenses in which the Portfolio invests.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.60%.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

All Asset Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments in Affiliates, at value	$21,932
Cash	545
Receivable for Portfolio shares sold	353
Dividends receivable from Affiliates	20
Manager reimbursement receivable	53
22,903

Liabilities:

Payable for investments in Affiliates purchased	$565
Accrued investment advisory fee	3
Accrued administration fee	3
Accrued servicing fee	3
574

Net Assets	$22,329

Net Assets Consist of:

Paid in capital	$21,983
Undistributed net investment income	87
Accumulated undistributed net realized (loss)	(6)
Net unrealized appreciation	265
$22,329

Net Assets:

Administrative Class	$18,845
Advisor Class	10
Class M	3,474

Shares Issued and Outstanding:

Administrative Class	1,724
Advisor Class	1
Class M	318

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Administrative Class	$10.93
Advisor Class	10.93
Class M	10.91

Cost of Investments in Affiliates Owned	$21,667

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

All Asset Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Dividends from Affiliates	$105
Total Income	105

Expenses:

Investment advisory fees	4
Administration fees	6
Distribution and/or servicing fees - Administrative Class	3
Distribution and/or servicing fees - Advisor Class	0
Distribution fees - Class M	1
Total Expenses	14

Net Investment Income	91

Net Realized and Unrealized Gain (Loss):

Net realized (loss) on investments in Affiliates	(17)
Net change in unrealized appreciation on investments in Affiliates	238
Net Gain	221

Net Increase in Assets Resulting from Operations	$312

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

All Asset Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Period from April 30, 2003 to December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$91	$39
Net realized gain (loss) on investments in Affiliates	(17)	6
Net capital gain distributions received from underlying Funds	0	15
Net change in unrealized appreciation on investments in Affiliates	238	27
Net increase resulting from operations	312	87

Distributions to Shareholders:

From net investment income
Administrative Class	(24)	(25)
Advisor Class	0	0
Class M	(4)	0
Total Distributions	(28)	(25)

Portfolio Share Transactions:

Receipts for shares sold
Administrative Class	17,926	1,543
Advisor Class	10	0
Class M	3,658	0

Issued as reinvestment of distributions
Administrative Class	24	25
Advisory Class	0	0
Class M	4	0

Cost of shares redeemed
Administrative Class	(367)	(613)
Advisor Class	0	0
Class M	(227)	0
Net increase resulting from Portfolio share transactions	21,028	955

Total Increase in Net Assets	21,312	1,017

Net Assets:

Beginning of period	1,017	0
End of period*	$22,329	$1,017

*Including undistributed net investment income of:	$87	$24

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

All Asset Portfolio

June 30, 2004 (Unaudited)

Value
Shares	(000s)

PIMCO FUNDS (a) 98.2%
CommodityRealReturn Strategy	222,894	$3,223
Convertible	810	10
Emerging Markets Bond	177,261	1,762
European Convertible Bond	51,283	626
Foreign Bond (Unhedged)	959	10
GNMA	102,930	1,129
High Yield	101,468	955
International StocksPLUS TR Strategy	135,120	1,462
Low Duration	161,272	1,643
Real Return	157,642	1,776
Real Return Asset	150,982	1,748
RealEstateRealReturn Strategy	259,588	2,793
Short-Term	77,249	775
StocksPLUS	272,154	2,632
StocksPLUS Total Return	114,209	1,388

Total Investments 98.2%		$21,932
(Cost $21,667)

Other Assets and Liabilities (Net) 1.8%		397

Net Assets 100.0%		$22,329

Notes to Schedule of Investments:

(a) Institutional Class of each PIMCO Fund.

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Administrative, Advisor and Class M. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 2003.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Investments in Funds within the PIMS Funds are valued at their net asset value as reported by the underlying PIMS Funds.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Underlying PIMS Funds. The Underlying PIMS Funds are the Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except All Asset and All Asset All Authority Funds. Though it is anticipated that the All Asset Portfolio will not currently invest in the European StocksPLUS Total Return Strategy, Far East (ex-Japan) StocksPLUS Total Return Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio’s asset allocation sub-adviser.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.20%.

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future period, not to exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned

June 30, 2004	Semi-Annual Report	9

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.60%
Advisor Class	0.70%
Class M	0.90%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	12/31/2003	06/30/2004
Amount Available for Reimbursement	$53	0

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Risk Factors of the Portfolio

Investing in the Underlying PIMS Funds through the All Asset Portfolio involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMS Funds. Under certain circumstances, an Underlying PIMS Funds may pay a redemption request by the All Asset Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying PIMS Funds until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying PIMS Funds may invest in certain specified derivative securities, including: interest rate swaps; commodity swaps; credit default swaps; currency swaps; total return swaps; Forward Foreign Currency Contracts; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying PIMS Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificated representing participation in, or debt instruments backed by, the securities owned by such issuers. There Underlying PIMS Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying PIMS Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including future contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

The officers and trustees of the Trust also serve as officers and trustees of the Underlying PIMS Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying PIMS Funds.

5. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 341	$(76)	$265

10	Semi-Annual Report	June 30, 2004

6. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 0	$ 0	$ 22,400	$ 1,626

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Period From 04/30/2003 to 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	1,662	17,926	149	1,543
Advisor Class	1	10	0	0
Class M	339	3,658	0	0

Issued as reinvestment of distributions

Administrative Class	2	24	2	25
Advisor Class	0	0	0	0
Class M	0	4	0	0

Cost of shares redeemed

Administrative Class	(34)	(367)	(57)	(613)
Advisor Class	0	0	0	0
Class M	(21)	(227)	0	0

Net increase resulting from Portfolio share transactions	1,949	$21,028	94	$955

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Administrative Class	2	96

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have

12	Semi-Annual Report	June 30, 2004

responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Sub-Adviser

Research Affiliates, LLC

800 E. Colorado Boulevard

Pasadena, California 91101

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

LONG-TERM U.S. GOVT. PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Long-Term U.S. Government Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                   Long-Term U.S. Gov't             Lehman Brothers
                  Portfolio Admin. Class        Long-Term Treasury Index
                  ----------------------        ------------------------
04/30/1999             $10,000                        $10,000
05/31/1999              $9,882                         $9,843
06/30/1999              $9,766                         $9,739
07/31/1999              $9,730                         $9,692
08/31/1999              $9,672                         $9,654
09/30/1999              $9,758                         $9,726
10/31/1999              $9,754                         $9,731
11/30/1999              $9,686                         $9,665
12/31/1999              $9,572                         $9,521
01/31/2000              $9,680                         $9,657
02/29/2000              $9,944                         $9,949
03/31/2000             $10,257                        $10,289
04/30/2000             $10,164                        $10,207
05/31/2000             $10,119                        $10,170
06/30/2000             $10,372                        $10,391
07/31/2000             $10,582                        $10,570
08/31/2000             $10,837                        $10,811
09/30/2000             $10,719                        $10,680
10/31/2000             $10,933                        $10,846
11/30/2000             $11,270                        $11,189
12/31/2000             $11,605                        $11,452
01/31/2001             $11,660                        $11,472
02/28/2001             $11,886                        $11,668
03/31/2001             $11,831                        $11,609
04/30/2001             $11,488                        $11,294
05/31/2001             $11,513                        $11,308
06/30/2001             $11,609                        $11,406
07/31/2001             $12,079                        $11,830
08/31/2001             $12,366                        $12,083
09/30/2001             $12,503                        $12,174
10/31/2001             $13,117                        $12,771
11/30/2001             $12,517                        $12,164
12/31/2001             $12,285                        $11,936
01/31/2002             $12,479                        $12,089
02/28/2002             $12,701                        $12,230
03/31/2002             $12,176                        $11,736
04/30/2002             $12,675                        $12,182
05/31/2002             $12,736                        $12,219
06/30/2002             $12,945                        $12,439
07/31/2002             $13,333                        $12,822
08/31/2002             $13,864                        $13,382
09/30/2002             $14,351                        $13,940
10/31/2002             $13,912                        $13,539
11/30/2002             $13,842                        $13,390
12/31/2002             $14,446                        $13,938
01/31/2003             $14,368                        $13,891
02/28/2003             $14,793                        $14,312
03/31/2003             $14,608                        $14,132
04/30/2003             $14,780                        $14,275
05/31/2003             $15,578                        $15,078
06/30/2003             $15,351                        $14,848
07/31/2003             $14,062                        $13,520
08/31/2003             $14,286                        $13,735
09/30/2003             $15,106                        $14,451
10/31/2003             $14,728                        $14,049
11/30/2003             $14,813                        $14,116
12/31/2003             $15,009                        $14,284
01/31/2004             $15,245                        $14,529
02/29/2004             $15,593                        $14,819
03/31/2004             $15,865                        $15,044
04/30/2004             $14,957                        $14,200
05/31/2004             $14,856                        $14,130
06/30/2004             $14,984                        $14,259

SECTOR BREAKDOWN‡

U.S. Government Agencies	28.7%
U.S. Treasury Obligations	23.3%
Mortgage-Backed Securities	16.4%
Corporate Bonds & Notes	12.8%
Short-Term Instruments	7.9%
Asset-Backed Securities	7.5%
Other	3.4%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	5 Years*	Since Inception*
	Long-Term U.S. Government Portfolio Administrative Class (Inception 04/30/99)	–0.17%	–2.39%	8.94%	8.13%
- - - - - - -	Lehman Brothers Long-Term Treasury Index	–0.17%	–3.96%	7.92%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$998.30	$1,025.00
Expenses Paid During Period†	$3.28	$3.32

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Portfolio’s Administrative Class shares matched its benchmark, the Lehman Brothers Long-Term Treasury Index, for the 6-month period ended June 30, 2004, by returning -0.17%.

•	Below-Index duration enhanced performance for the first half of the year as interest rates rose; however, an overweight to intermediate maturities negatively impacted the Portfolio, as these rates experienced the most dramatic rate increases.
•	Modest holdings of longer duration structured mortgages detracted slightly from performance despite decreasing levels of volatility.

•	An allocation to longer duration corporate securities negatively impacted portfolio performance, as long maturity credit issues lagged Treasuries of similar maturities.

•	Allocations to real return and municipal bonds helped returns; these less volatile assets outperformed amid rising rates.

•	A focus on high-quality, intermediate, and long maturity agency bonds was unfavorable for portfolio returns, as the sector’s yield premiums widened relative to Treasuries.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Long-Term U.S. Government Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		12/31/2000	04/30/1999- 12/31/1999

Net asset value beginning of period	$11.01		$11.09		$10.27		$10.56		$9.22	$10.00
Net investment income (a)	0.15		0.30		0.44		0.51		0.56	0.36
Net realized/unrealized gain (loss) on investments (a)	(0.17)		0.12		1.31		0.09		1.34	(0.78)
Total income (loss) from investment operations	(0.02)		0.42		1.75		0.60		1.90	(0.42)
Dividends from net investment income	(0.16)		(0.33)		(0.44)		(0.52)		(0.56)	(0.36)
Distributions from net realized capital gains	0.00		(0.17)		(0.49)		(0.37)		0.00	0.00
Total distributions	(0.16)		(0.50)		(0.93)		(0.89)		(0.56)	(0.36)
Net asset value end of period	$10.83		$11.01		$11.09		$10.27		$10.56	$9.22
Total return	(0.17)%		3.90%		17.59%		5.86%		21.24%	(4.28)%
Net assets end of period (000s)	$83,766		$94,003		$92,256		$33,013		$9,625	$7,173
Ratio of net expenses to average net assets	0.66	%*(d)	0.66	%(d)	0.65	%(c)	0.65	%(c)	0.65%	0.65	%*(b)
Ratio of net investment income to average net assets	2.80	%*	2.72%		4.05%		4.75%		5.70%	5.55	%*
Portfolio turnover rate	161%		619%		586%		457%		533%	294%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.71%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.65%.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Long-Term U.S. Government Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$85,724
Cash	12
Receivable for investments sold	700
Receivable for investments sold on delayed delivery basis	18,636
Receivable for Portfolio shares sold	6
Interest and dividends receivable	1,077
Variation margin receivable	344
106,499

Liabilities:

Payable for investments purchased	$2,080
Payable for investments purchased on delayed delivery basis	20,242
Written options outstanding	17
Accrued investment advisory fee	17
Accrued administration fee	17
Accrued servicing fee	8
22,381

Net Assets	$84,118

Net Assets Consist of:

Paid in capital	$83,362
Undistributed net investment income	80
Accumulated undistributed net realized gain	579
Net unrealized appreciation	97
$84,118

Net Assets:

Institutional Class	$352
Administrative Class	83,766

Shares Issued and Outstanding:

Institutional Class	32
Administrative Class	7,731

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.83
Administrative Class	10.83

Cost of Investments Owned	$86,338

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Long-Term U.S. Government Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$1,538
Total Income	1,538

Expenses:

Investment advisory fees	111
Administration fees	111
Distribution and/or servicing fees - Administrative Class	66
Trustees’ fees	1
Interest expense	4
Total Expenses	293

Net Investment Income	1,245

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	263
Net realized gain on futures contracts and options	217
Net change in unrealized (depreciation) on investments	(1,919)
Net change in unrealized appreciation on futures contracts and options	134
Net (Loss)	(1,305)

Net Decrease in Assets Resulting from Operations	$(60)

6	Semi-Annual Report	June 30, 2004	See accompanying notesS

Statements of Changes in Net Assets

Long-Term U.S. Government Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,245	$2,727
Net realized gain	480	1,377
Net change in unrealized (depreciation)	(1,785)	(620)
Net increase (decrease) resulting from operations	(60)	3,484

Distributions to Shareholders:

From net investment income
Institutional Class	(2)	0
Administrative Class	(1,323)	(3,025)

From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(1,459)
Total Distributions	(1,325)	(4,484)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	339	0
Administrative Class	11,160	41,837

Issued as reinvestment of distributions
Institutional Class	2	1
Administrative Class	1,323	4,476

Cost of shares redeemed
Institutional Class	(5)	0
Administrative Class	(21,332)	(43,567)
Net increase (decrease) resulting from Portfolio share transactions	(8,513)	2,747

Total Increase (Decrease) in Net Assets	(9,898)	1,747

Net Assets:

Beginning of period	94,016	92,269
End of period*	$84,118	$94,016

*Including undistributed net investment income of:	$80	$159

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Long-Term U.S. Government Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 13.1%
Banking & Finance 11.7%
Ford Motor Credit Co.
1.500% due 07/19/2004 (a)	$900	$900
1.590% due 07/18/2005 (a)	100	100
7.600% due 08/01/2005	100	105
General Electric Capital Corp.
1.650% due 03/15/2005 (a)	1,400	1,402
International Bank for Reconstruction & Development
3.500% due 10/22/2004	1,000	1,006
7.625% due 01/19/2023	2,700	3,336
Merrill Lynch & Co, Inc.
6.750% due 06/01/2028	202	213
National Rural Utilities Cooperative Finance Corp.
5.250% due 07/15/2004	400	400
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	988
U.S. Trade Funding Corp.
4.260% due 11/15/2014	909	897
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	500	500

		9,847

Industrials 1.4%
Continental Airlines, Inc.
6.320% due 11/01/2008	1,000	967
DaimlerChrysler North America Holding Corp.
1.570% due 08/16/2004 (a)	200	200

		1,167

Total Corporate Bonds & Notes (Cost $11,102)		11,014

MUNICIPAL BONDS & NOTES 3.5%

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	200	195
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2031	200	196
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	305
Detroit City School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	100	98
Florida State Board of Education General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 06/01/2031	500	494
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	400	389
Irving Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	200	195
Metropolitan Transportation Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 11/15/2032	300	295
New York City Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	200	198
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	200	194

San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	$250	$244
South Putnam School Building Corp. Revenue Bonds, (FSA insured), Series 2003
5.000% due 01/15/2022	100	102

Total Municipal Bonds & Notes (Cost $2,936)		2,905

U.S. GOVERNMENT AGENCIES 29.2%
Aid-Israel
5.500% due 09/18/2023	1,000	986
Fannie Mae
2.125% due 02/10/2006 (a)	1,000	991
4.875% due 03/11/2007	1,000	1,005
2.210% due 04/25/2021 (a)	45	46
1.760% due 08/25/2021 (a)	48	49
1.910% due 08/25/2022 (a)	26	26
2.200% due 04/25/2032 (a)	75	76
5.500% due 05/01/2034	397	395
5.000% due 07/20/2019-01/01/2034 (d)	3,348	3,288
Federal Home Loan Bank
4.250% due 09/28/2009	1,000	1,005
5.120% due 01/10/2013 (a)	5,000	4,974
Federal Housing Administration
6.896% due 07/01/2020 (a)	535	526
Financing Corp.
10.700% due 10/06/2017	650	976
Freddie Mac
6.000% due 02/15/2015	165	165
5.200% due 03/05/2019	1,500	1,413
2.250% due 02/15/2021 (a)	55	55
1.950% due 02/15/2027 (a)	44	45
5.500% due 08/15/2030	41	41
1.863% due 10/25/2030	252	252
7.000% due 07/15/2023-12/01/2031 (d)	254	269
Government National Mortgage Association
6.000% due 08/20/2033	1,051	978
5.000% due 08/20/2033-04/20/2034 (d)	4,161	3,226
Overseas Private Investment Corp.
3.800% due 08/15/2007	1,000	967
5.140% due 08/15/2007	1,000	1,049
5.590% due 11/30/2010	700	788
Small Business Administration
5.240% due 08/01/2023 (a)	984	988

Total U.S. Government Agencies (Cost $24,647)		24,579

U.S. TREASURY OBLIGATIONS 23.8%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (b)	178	191
3.000% due 07/15/2012	732	791
3.875% due 04/15/2029	1,143	1,459
U.S. Treasury Bonds
6.000% due 02/15/2026	7,400	7,976
5.500% due 08/15/2028	2,900	2,939
5.250% due 11/15/2028	1,900	1,862
U.S. Treasury Note
1.750% due 12/31/2004	4,000	4,002
U.S. Treasury Strip
0.000% due 11/15/2021	2,000	764

Total U.S. Treasury Obligations (Cost $38,940)		19,984

MORTGAGE-BACKED SECURITIES 16.7%
Bear Stearns Adjustable Rate Mortgage Trust
5.130% due 03/25/2033 (a)	1,266	1,277
5.440% due 03/25/2033 (a)	484	490

4.924% due 01/25/2034 (a)	$230	$231
1.580% due 02/25/2034 (a)	246	247
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,042	898
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	275	277
5.250% due 01/25/2034	933	937
CS First Boston Mortgage Securities Corp.
4.960% due 11/25/2032 (a)	240	244
1.850% due 04/25/2033 (a)	338	339
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011 (a)	184	190
First Republic Mortgage Loan Trust
1.590% due 11/15/2031 (a)	753	755
GMAC Mortgage Corp. Loan Trust
1.500% due 10/25/2033 (a)	337	337
MASTR Asset Securitization Trust
5.500% due 09/25/2033	713	697
Nomura Asset Acceptance Corp.
2.420% due 09/25/2028	12	12
Residential Accredit Loans, Inc.
1.700% due 01/25/2033 (a)	152	152
1.700% due 03/25/2033 (a)	244	244
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	231	235
Sequoia Mortgage Trust
1.620% due 06/20/2032 (a)	278	278
1.630% due 07/20/2033 (a)	903	898
Structured Asset Mortgage Investments, Inc.
6.690% due 02/25/2030 (a)	79	81
6.513% due 03/25/2032 (a)	139	143
1.610% due 09/19/2032 (a)	2,002	1,995
1.700% due 06/18/2033 (a)	543	544
Structured Asset Securities Corp.
1.800% due 07/25/2032 (a)	1,248	1,252
1.590% due 01/25/2033 (a)	126	126
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	139	140
5.390% due 02/25/2031 (a)	233	239
1.850% due 01/25/2033 (a)	36	36
5.120% due 02/25/2033 (a)	182	185
5.420% due 02/25/2033 (a)	168	170
5.040% due 05/25/2033 (a)	371	376
3.565% due 01/25/2041 (a)	13	13

Total Mortgage-Backed Securities (Cost $14,156)		14,038

ASSET-BACKED SECURITIES 7.6%

ACE Securities Corp.
1.640% due 06/25/2032 (a)	103	103
AmeriCredit Automobile Receivables Trust
1.350% due 10/12/2006 (a)	176	176
Ameriquest Mortgage Securities, Inc.
1.710% due 03/25/2033 (a)	172	173
Argent Securities, Inc.
1.550% due 03/25/2034 (a)	1,281	1,282
Bayview Financial Acquisition Trust
1.770% due 08/28/2034 (a)	626	629
Bear Stearns Asset-Backed Securities, Inc.
1.800% due 11/25/2042 (a)	867	868
Countrywide Asset-Backed Certificates
1.560% due 05/25/2032 (a)	30	30
1.420% due 09/25/2033 (a)	77	77
CS First Boston Mortgage Securities Corp.
1.740% due 08/25/2032 (a)	178	178
Financial Asset Securities Corp. AAA Trust
1.450% due 09/25/2033 (a)	121	121
Home Equity Mortgage Trust
1.700% due 09/25/2033 (a)	69	69
Household Mortgage Loan Trust
1.580% due 05/20/2032 (a)	316	317
Long Beach Mortgage Loan Trust
1.700% due 03/25/2033 (a)	419	420

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Los Angeles Arena Funding LLC
7.656% due 12/15/2026 (a)	$94	$97
Novastar Home Equity Loan
1.580% due 01/25/2031 (a)	69	69
Renaissance Home Equity Loan Trust
1.740% due 08/25/2033 (a)	79	79
1.800% due 12/25/2033 (a)	267	269
Saxon Asset Securities Trust
1.380% due 03/25/2018 (a)	286	285
SMS Student Loan Trust
1.940% due 10/27/2025 (a)	132	132
Specialty Underwriting & Residential Finance
1.630% due 06/25/2034 (a)	670	671
Terwin Mortgage Trust
1.880% due 06/25/2033 (a)	376	377

Total Asset-Backed Securities (Cost $6,421)		6,422

PURCHASED CALL OPTIONS 0.0%
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 98.000 Exp. 12/13/2004	100	9
Eurodollar September Futures (CME)
Strike @ 98.875 Exp. 09/13/2004	100	0

Total Purchased Call Options (Cost $30)		9

PURCHASED PUT OPTIONS 0.0%

Eurodollar September Futures (CME)
Strike @ 97.250 Exp. 09/13/2004	66	1

Total Purchased Put Options (Cost $2)		1

SHORT-TERM INSTRUMENTS 8.0%

Commercial Paper 4.1%
Fannie Mae
1.380% due 09/01/2004	$600	$598
1.415% due 09/08/2004	300	299
1.530% due 10/18/2004	400	398
Freddie Mac
1.300% due 07/01/2004	700	700
1.540% due 10/18/2004	700	697
1.560% due 10/20/2004	800	796

		3,488

Repurchase Agreement 2.1%
State Street Bank
0.800% due 07/01/2004	1,803	1,803

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $1,843. Repurchase proceeds are $1,803.)

U.S. Treasury Bills 1.8%
1.385% due 09/16/2004 (b)(d)	1,485	1,481

Total Short-Term Instruments (Cost $6,772)		6,772

Total Investments 101.9%		$85,724
(Cost $86.338)

Written Options (e) (0.0%)		(17)
(Premiums $64)

Other Assets and Liabilities (Net) (1.9%)		(1,589)

Net Assets 100.0%		$84,118

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities with an aggregate market value of $1,672 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	114	$(77)
Eurodollar September Long Futures	09/2005	1	0
Eurodollar December Long Futures	12/2004	11	(16)
U.S. Treasury 10-Year Note Long Futures	09/2004	225	384
U.S. Treasury 30-Year Note Long Futures	09/2004	168	395
U.S. Treasury 5-Year Note Short Futures	09/2004	34	(21)
			$665

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond September Futures	$108.000	08/27/2004	11	$9	$9
Call - CBOT U.S. Treasury Note September Futures	115.000	08/27/2004	15	19	0
Call - CBOT U.S. Treasury Note September Futures	114.000	08/27/2004	24	15	2
Put - CBOT U.S. Treasury Bond September Futures	100.000	08/27/2004	11	9	2
Call - CME Eurodollar December Futures	98.250	12/13/2004	1,000	12	4
				$64	$17

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or

10	Semi-Annual Report	June 30, 2004

sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. There were no reclassification to any period as a result of this change. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

12	Semi-Annual Report	June 30, 2004

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$162,158	$157,582	$2,850	$4,704

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$269
Sales	146
Closing Buys	(236)
Expirations	(115)
Balance at 06/30/2004	$64

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Depreciation
$ 332	$(946)	$(614)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	32	$339	0	$0
Administrative Class	989	11,160	3,771	41,837

Issued as reinvestment of distributions

Institutional Class	0	2	0	1
Administrative Class	119	1,323	403	4,476

Cost of shares redeemed

Institutional Class	(1)	(5)	0	0
Administrative Class	(1,917)	(21,332)	(3,950)	(43,567)

Net increase (decrease) resulting from Portfolio share transactions	(778)	$(8,513)	224	$2,747

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	96
Administrative Class	4	99

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have

14	Semi-Annual Report	June 30, 2004

responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	15

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Foreign Bond Portfolio (U.S. Dollar-Hedged)

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                      Foreign Bond                 J.P. Morgan Non-U.S.
                 Portfolio Admin. Class              Index (Hedged)
                 ----------------------            --------------------
02/28/1999               $10,000                         $10,000
03/31/1999               $10,069                         $10,119
04/30/1999               $10,186                         $10,248
05/31/1999               $10,075                         $10,205
06/30/1999                $9,857                         $10,047
07/31/1999                $9,787                         $10,021
08/31/1999                $9,706                         $10,039
09/30/1999                $9,693                         $10,077
10/31/1999                $9,870                         $10,102
11/30/1999                $9,868                         $10,160
12/31/1999                $9,942                         $10,191
01/31/2000                $9,964                         $10,192
02/29/2000                $9,997                         $10,267
03/31/2000               $10,119                         $10,417
04/30/2000               $10,170                         $10,473
05/31/2000               $10,210                         $10,557
06/30/2000               $10,286                         $10,608
07/31/2000               $10,351                         $10,684
08/31/2000               $10,356                         $10,686
09/30/2000               $10,392                         $10,778
10/31/2000               $10,400                         $10,865
11/30/2000               $10,570                         $11,058
12/31/2000               $10,773                         $11,180
01/31/2001               $10,919                         $11,313
02/28/2001               $11,019                         $11,410
03/31/2001               $11,146                         $11,496
04/30/2001               $11,051                         $11,418
05/31/2001               $11,115                         $11,478
06/30/2001               $11,174                         $11,541
07/31/2001               $11,322                         $11,646
08/31/2001               $11,425                         $11,744
09/30/2001               $11,433                         $11,792
10/31/2001               $11,756                         $12,008
11/30/2001               $11,649                         $11,956
12/31/2001               $11,591                         $11,857
01/31/2002               $11,671                         $11,870
02/28/2002               $11,705                         $11,881
03/31/2002               $11,672                         $11,820
04/30/2002               $11,783                         $11,916
05/31/2002               $11,776                         $11,931
06/30/2002               $11,962                         $12,085
07/31/2002               $12,045                         $12,202
08/31/2002               $12,158                         $12,349
09/30/2002               $12,285                         $12,490
10/31/2002               $12,301                         $12,484
11/30/2002               $12,376                         $12,507
12/31/2002               $12,540                         $12,687
01/31/2003               $12,699                         $12,787
02/28/2003               $12,847                         $12,875
03/31/2003               $12,774                         $12,859
04/30/2003               $12,829                         $12,888
05/31/2003               $13,003                         $13,092
06/30/2003               $12,964                         $13,024
07/31/2003               $12,800                         $12,880
08/31/2003               $12,699                         $12,787
09/30/2003               $12,816                         $12,927
10/31/2003               $12,693                         $12,807
11/30/2003               $12,684                         $12,818
12/31/2003               $12,823                         $12,938
01/31/2004               $12,864                         $12,996
02/29/2004               $12,977                         $13,120
03/31/2004               $13,003                         $13,156
04/30/2004               $12,973                         $13,053
05/31/2004               $12,955                         $13,031
06/30/2004               $12,932                         $13,014

COUNTRY ALLOCATION‡

Short-Term Instruments	23.0%
United States	21.3%
Germany	14.3%
Italy	12.5%
United Kingdom	8.9%
Japan	6.3%
Spain	4.5%
Canada	2.7%
Other	6.5%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	5 Years*	Since Inception*
	Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class (Inception 02/16/99)	0.85%	–0.25%	5.58%	4.88%
- - - - - - -	J.P. Morgan Non-U.S. Index (Hedged)	0.59%	–0.08%	5.31%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,008.50	$1,025.00
Expenses Paid During Period†	$4.49	$4.53

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Securities of issuers located outside the United States, representing at least three foreign countries.
•	The Portfolio’s Administrative Class shares returned 0.85% for the six-months ended June 30, 2004, outperforming the 0.59% return of the J.P. Morgan Non-U.S. Index (Hedged) for the same period.
•	An underweight to U.S. duration was positive for performance as yields rose given stronger growth and fears of aggressive Fed tightening.
•	An overweight to Euroland duration relative to benchmark was a positive for relative performance; these yields rose less as Euroland lagged global growth.
•	An overweight to Brazil was negative for performance. Brazilian bonds underperformed early in the year amidst political noise and the exiting of leveraged tactical investors in the asset class.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds added to returns, outperforming more volatile Treasuries of similar duration, as rates rose.

•	Modest holdings of mortgage securities helped returns, as heavy demand from banks supported the mortgage market.

•	Tactical strategies to exploit wider swap spreads in the U.S. and Europe were positive, as swap spreads widened given the rapid rise in yields.

See accompanying notes	June 30, 2004	Semi-Annual Report	3

Financial Highlights

Foreign Bond Portfolio (U.S. Dollar-Hedged) (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		12/31/2000		02/16/1999- 12/31/1999

Net asset value beginning of period	$10.03		$10.07		$9.69		$9.40		$9.42		$10.00
Net investment income (a)	0.11	(f)	0.26	(f)	0.36	(f)	0.42	(f)	0.51	(f)	0.41
Net realized/unrealized gain (loss) on investments (a)	(0.02	)(f)	(0.03	)(f)	0.42	(f)	0.28	(f)	0.25	(f)	(0.49)
Total income (loss) from investment operations	0.09		0.23		0.78		0.70		0.76		(0.08)
Dividends from net investment income	(0.11)		(0.27)		(0.36)		(0.41)		(0.52)		(0.41)
Distributions from net realized capital gains	0.00		0.00		(0.04)		0.00		(0.26)		(0.09)
Total distributions	(0.11)		(0.27)		(0.40)		(0.41)		(0.78)		(0.50)
Net asset value end of period	$10.01		$10.03		$10.07		$9.69		$9.40		$9.42
Total return	0.85%		2.26%		8.19%		7.59%		8.36%		(0.78)%
Net assets end of period (000s)	$33,843		$32,355		$16,776		$4,856		$924		$5,215
Ratio of net expenses to average net assets	0.90	%*	0.93	%(c)	0.93	%(c)(e)	0.90	%(d)	0.90%		1.10	%*(b)(c)
Ratio of net investment income to average net assets	2.29	%*(f)	2.53	%(f)	3.67	%(f)	4.43	%(f)	5.41	%(f)	4.83	%*
Portfolio turnover rate	222%		600%		321%		285%		306%		285%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.25%.
(c)	Ratio of expense to average net assets excluding interest expense is 0.90%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.91%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.94%.
(f)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the period ending June 30, 2004 by 0.14% and the net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior period amounts, resulting in increases to the net investment income ratio of 0.10%, 0.10%, 0.26% and 0.03% and to the net investment income per share of $0.01, $0.01, $0.02, and $0.00 in the fiscal years ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$38,651
Cash	1
Foreign currency, at value	923
Receivable for investments sold	466
Receivable for investments sold on delayed delivery basis	7,663
Unrealized appreciation on forward foreign currency contracts	104
Receivable for Portfolio shares sold	32
Interest and dividends receivable	475
Variation margin receivable	123
Swap premiums paid	374
Unrealized appreciation on swap agreements	56
Unrealized appreciation on forward volatility options	5
48,873

Liabilities:

Payable for investments purchased	$674
Payable for investments purchased on delayed delivery basis	6,139
Unrealized depreciation on forward foreign currency contracts	35
Payable for short sale	7,741
Written options outstanding	64
Accrued investment advisory fee	7
Accrued administration fee	14
Accrued servicing fee	3
Recoupment payable to Manager	1
Swap premiums received	81
Unrealized depreciation on swap agreements	246
Other liabilities	12
15,017

Net Assets	$33,856

Net Assets Consist of:

Paid in capital	$33,668
(Overdistributed) net investment income	(1,509)
Accumulated undistributed net realized gain	734
Net unrealized appreciation	963
$33,856

Net Assets:

Institutional Class	$13
Administrative Class	33,843

Shares Issued and Outstanding:

Institutional Class	1
Administrative Class	3,381

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.01
Administrative Class	10.01

Cost of Investments Owned	$37,676
Cost of Foreign Currency Held	$919

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Foreign Bond Portfolio (U.S. Dollar-Hedged)

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$522
Dividends	3
Total Income	525

Expenses:

Investment advisory fees	41
Administration fees	82
Distribution and/or servicing fees - Administrative Class	24
Miscellaneous expense	1
Total Expenses	148

Net Investment Income	377

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	113
Net realized gain on futures contracts, options, and swaps	12
Net realized gain on foreign currency transactions	552
Net change in unrealized (depreciation) on investments	(1,698)
Net change in unrealized appreciation on futures contracts, options, and swaps	152
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	773
Net (Loss)	(96)

Net Increase in Assets Resulting from Operations	$281

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Foreign Bond Portfolio (U.S. Dollar-Hedged)

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$377	$687
Net realized gain (loss)	677	(492)
Net change in unrealized appreciation (depreciation)	(773)	99
Net increase resulting from operations	281	294

Distributions to Shareholders:

From net investment income
Institutional Class	0	0
Administrative Class	(346)	(709)
Total Distributions	(346)	(709)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	0	0
Administrative Class	5,130	21,710

Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	346	709

Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(3,923)	(6,424)
Net increase resulting from Portfolio share transactions	1,553	15,995

Total Increase in Net Assets	1,488	15,580

Net Assets:

Beginning of period	32,368	16,788
End of period*	$33,856	$32,368

*Including (overdistributed) net investment income of:	$(1,509)	$(1,540)

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

AUSTRALIA 0.2%

Crusade Global Trust
1.580% due 02/15/2030 (a)		$14	$14
Medallion Trust
1.370% due 07/12/2031 (a)		27	27
National Australia Bank Ltd.
1.883% due 05/19/2010 (a)		50	50

Total Australia (Cost $91)			91

AUSTRIA (i)(j) 1.5%

Republic of Austria
5.250% due 01/04/2011	EC	300	393
3.800% due 10/20/2013		100	117

Total Austria (Cost $447)			510

BRAZIL 0.3%

Republic of Brazil
2.062% due 04/15/2006 (a)		$32	32
2.125% due 04/15/2009 (a)		17	15
2.125% due 04/15/2012 (a)		67	56

Total Brazil (Cost $105)			103

CANADA (i)(j) 3.1%

Commonwealth of Canada
6.000% due 06/01/2008	C	$500	399
5.500% due 06/01/2009		200	157
5.500% due 06/01/2010		300	235
6.000% due 06/01/2011		300	241

Total Canada (Cost $966)			1,032

CAYMAN ISLANDS (i)(j) 1.6%

Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	250	310
Vita Capital Ltd.
2.460% due 01/01/2007 (a)		$250	252

Total Cayman Islands (Cost $554)			562

DENMARK (i)(j) 0.2%

Nykredit Konvertible
6.000% due 10/01/2029	DK	358	61

Total Denmark (Cost $39)			61

FRANCE (i)(j) 0.8%

Republic of France
4.000% due 04/25/2009	EC	80	99
4.000% due 10/25/2009		30	37
5.500% due 04/25/2010		110	146

Total France (Cost $200)			282

GERMANY (i)(j) 16.3%

KFW International Finance, Inc.
3.500% due 11/15/2005	EC	100	124
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		30	39
Republic of Germany
4.500% due 07/04/2009		10	13
5.250% due 07/04/2010		300	394
5.250% due 01/04/2011		300	394
5.000% due 01/04/2012		100	129

4.500% due 01/04/2013	EC	80	$100
6.250% due 01/04/2024		600	866
5.000% due 07/04/2027		590	880
5.625% due 01/04/2028		1,800	2,414
4.750% due 07/04/2028		30	36
5.500% due 01/04/2031		100	133

Total Germany (Cost $5,173)			5,522

ITALY (i)(j) 14.3%

First Italian Auto Transaction
2.240% due 07/12/2008 (a)	EC	26	32
Republic of Italy
2.125% due 02/01/2006		400	539
3.500% due 01/15/2008		2,700	3,311
4.500% due 05/01/2009		360	456
4.250% due 11/01/2009		60	75
5.500% due 11/01/2010		110	146
Seashell Securities PLC
2.359% due 10/25/2028 (a)		148	180
Telecom Italia SpA
5.625% due 02/01/2007 (a)		70	90

Total Italy (Cost $4,738)			4,829

JAPAN (i)(j) 7.3%
Government of Japan
0.300% due 12/20/2007	JY	60,000	548
1.500% due 12/20/2011		167,000	1,544
1.600% due 09/20/2013		30,000	273
Japan Financial Corp.
5.875% due 03/14/2011		$80	86

Total Japan (Cost $2,399)			2,451

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.125% due 07/28/2004		$30	30

Total Liberia (Cost $30)			30

LUXEMBOURG 0.3%

Tyco International Group S.A.
5.875% due 11/01/2004		$100	101

Total Luxembourg (Cost $101)			101

MEXICO 0.3%

Pemex Project Funding Master Trust
8.625% due 02/01/2022		$20	21
Petroleos Mexicanos
8.850% due 09/15/2007		20	22
9.375% due 12/02/2008		30	34

Total Mexico (Cost $70)			77

NETHERLANDS (i)(j) 0.8%

Kingdom of Netherlands
6.000% due 01/15/2006	EC	200	256

Total Netherlands (Cost $192)			256

NEW ZEALAND (i)(j) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	86	68

Total New Zealand (Cost $47)			68

PANAMA 0.1%

Republic of Panama
9.375% due 01/16/2023		$40	$41

Total Panama (Cost $40)			41

PERU 0.1%

Republic of Peru
5.000% due 03/07/2017 (a)		$36	32

Total Peru (Cost $30)			32

RUSSIA 0.2%

Russian Federation
10.000% due 06/26/2007		$60	68

Total Russia (Cost $70)			68

SOUTH AFRICA 0.3%

Republic of South Africa
8.375% due 10/17/2006		$105	115

Total South Africa (Cost $118)			115

SPAIN (i)(j) 5.1%

Kingdom of Spain
4.950% due 07/30/2005	EC	30	38
5.150% due 07/30/2009		1,210	1,579
4.000% due 01/31/2010		100	123

Total Spain (Cost $1,608)			1,740

SUPRANATIONAL (i)(j) 0.2%

Eurofima
4.750% due 07/07/2004	SK	600	80

Total Supranational (Cost $70)			80

UNITED KINGDOM (i)(j) 10.2%

Haus Ltd.
2.347% due 12/14/2037 (a)	EC	72	88
Lloyds TSB Bank PLC
5.625% due 07/15/2049		40	52
1.500% due 11/29/2049 (a)		$100	86
United Kingdom Gilt
5.000% due 03/07/2012	BP	700	1,262
5.000% due 09/07/2014		1,100	1,962

Total United Kingdom (Cost $3,461)			3,450

UNITED STATES (i)(j) 24.3%
Asset-Backed Securities 3.2%

Ameriquest Mortgage Securities, Inc.
1.710% due 03/25/2033 (a)		$43	43
Amortizing Residential Collateral Trust
1.650% due 10/25/2031 (a)		15	15
1.590% due 07/25/2032 (a)		26	26
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.770% due 06/25/2029 (a)		5	5
Credit-Based Asset Servicing and Securitization
1.620% due 06/25/2032 (a)		36	36
CS First Boston Mortgage Securities Corp.
1.610% due 01/25/2032 (a)		9	9
6.500% due 04/25/2033		47	48

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Fieldstone Mortgage Investment Corp.
1.590% due 01/25/2035 (a)		$92	$92
First Alliance Mortgage Loan Trust
1.320% due 12/20/2027 (a)		6	6
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)		186	187
Home Equity Asset Trust
1.710% due 03/25/2033 (a)		20	20
1.450% due 08/25/2034 (a)		96	96
Household Mortgage Loan Trust
1.390% due 05/20/2032 (a)		32	32
Irwin Home Equity Loan Trust
1.820% due 06/25/2028 (a)		34	34
Long Beach Mortgage Loan Trust
1.620% due 07/25/2033 (a)		30	30
MLCC Mortgage Investors, Inc.
1.618% due 03/15/2025 (a)		38	38
Morgan Stanley Dean Witter Capital I, Inc.
1.670% due 07/25/2030 (a)		6	6
1.630% due 07/25/2032 (a)		22	22
Novastar Home Equity Loan
1.575% due 04/25/2028 (a)		11	11
1.580% due 01/25/2031 (a)		10	10
Providian Home Equity Loan Trust
1.590% due 06/25/2025 (a)		9	9
Quest Trust
1.291% due 06/25/2034 (a)		200	200
Residential Asset Securities Corp.
1.550% due 07/25/2032 (a)		66	66
Structured Asset Investment Loan Trust
1.200% due 04/25/2033 (a)		26	26

			1,067

Corporate Bonds & Notes 3.3%
Comcast Corp.
7.050% due 03/15/2033		100	104
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)		100	100
Ford Motor Credit Co.
7.500% due 03/15/2005		200	T207
General Motors Acceptance Corp.
6.875% due 09/09/2004	B	P75	137
2.135% due 05/18/2006 (a)		100	100
J.P. Morgan Chase & Co., Inc.
6.772% due 02/15/2012 (a)		$10	10
KFW International Finance, Inc.
1.750% due 03/23/2010	JY	11,000	105
Morgan Stanley Capital I, Inc.
1.378% due 04/15/2016 (a)		$200	200
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)		110	110
UFJ Finance Aruba AEC
6.750% due 07/15/2013		40	41

			1,114

Mortgage-Backed Securities 6.0%
Bear Stearns Adjustable Rate Mortgage Trust
6.912% due 12/25/2040 (a)		1	1
Bear Stearns Commercial Mortgage Securities
1.350% due 05/14/2016 (a)		200	200
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	112
Commercial Mortgage Pass-Through Certificates
1.408% due 07/15/2015 (a)		197	197
1.280% due 11/15/2015 (a)		199	199
CS First Boston Mortgage Securities Corp.
1.082% due 08/25/2033 (a)		58	58
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		5	5
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		100	108
Impac Secured Assets CMN Owner Trust
1.490% due 08/25/2034 (a)		200	200

Mellon Residential Funding Corp.
1.678% due 12/15/2030 (a)	$110	$110
Sequoia Mortgage Trust
1.390% due 08/20/2032 (a)	76	75
Structured Asset Mortgage Investments, Inc.
1.390% due 09/19/2032 (a)	199	199
1.421% due 09/19/2032 (a)	80	80
1.450% due 03/19/2034 (a)	194	193
Structured Asset Securities Corp.
1.590% due 01/25/2033 (a)	25	25
Wachovia Bank Commercial Mortgage Trust
1.428% due 06/15/2013 (a)	200	200
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	9	9
5.159% due 10/25/2032 (a)	15	15
3.065% due 02/27/2034 (a)	51	51
Wells Fargo Mortgage-Backed Securities Trust
4.614% due 09/25/2032 (a)	4	4

		2,041

Municipal Bonds & Notes 1.2%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013	100	112
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	100	97
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023	100	101
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	100	97

		407

U.S. Government Agencies 8.2%
Fannie Mae
4.640% due 01/30/2008	200	200
1.650% due 01/25/2016 (a)	15	15
5.500% due 11/01/2016-07/15/2034 (c)	1305	1,335
5.000% due 09/01/2018	177	177
5.213% due 04/01/2033 (a)	47	47
1.420% due 03/25/2034 (a)	194	193
Freddie Mac
6.530% due 11/26/2012	300	319
5.000% due 09/15/2016	45	46
3.430% due 02/01/2029 (a)	60	62
Government National Mortgage Association
4.375% due 04/20/2028 (a)	5	5
4.000% due 04/20/2030-05/20/2030 (a)(c)	33	34
3.250% due 06/20/2030 (a)	38	38
Tennessee Valley Authority
4.875% due 12/15/2016	300	313

		2,784

U.S. Treasury Obligations 1.8%
3.500% due 01/15/2011	324	360
1.875% due 07/15/2013	102	101
3.625% due 04/15/2028	116	142

		603

Preferred Security 0.6%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	20	215

Total United States (Cost $8,204)		8,231

PURCHASED CALL OPTIONS 0.0%
	Principal Amount (000s)
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009	$200	8

Total Purchased Call Options (Cost $10)		8

PURCHASED PUT OPTIONS 0.1%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250% ** Exp. 04/27/2009	$200	$13

Total Purchased Put Options (Cost $14)		13

SHORT-TERM INSTRUMENTS 26.3%

Commercial Paper 23.3%
AB Spintab
1.260% due 09/08/2004	$200	199
Bank of Ireland
1.285% due 09/03/2004	500	499
CBA (de) Finance
1.210% due 08/23/2004	200	200
Fannie Mae
1.010% due 10/01/2004	200	199
Freddie Mac
1.440% due 09/14/2004	200	199
1.465% due 09/28/2004	300	299
HBOS Treasury Services PLC
1.035% due 07/01/2004	300	300
1.475% due 09/13/2004	600	598
1.585% due 10/26/2004	100	99
ING U.S. Funding LLC
1.325% due 09/07/2004	100	100
1.345% due 09/09/2004	300	299
KFW International Finance, Inc.
1.110% due 08/20/2004	400	399
Lloyds TSB Bank PLC
1.185% due 07/21/2004	400	400
National Australia Funding, Inc.
1.050% due 07/02/2004	900	900
Royal Bank of Scotland PLC
1.030% due 07/06/2004	900	900
Shell Finance (UK) PLC
1.230% due 08/11/2004	500	499
Svenska Handlesbanken
1.090% due 08/05/2004	400	399
1.295% due 09/24/2004	600	598
Toyota Motor Credit Corp.
1.330% due 09/07/2004	400	399
UBS Finance, Inc.
1.245% due 09/13/2004	400	399

		7,884

Repurchase Agreement 1.8%
State Street Bank
0.800% due 07/01/2004	594	594

(Dated 06/30/2004. Collateralized by Freddie Mac 2.875% due 10/15/2005 valued at $606. Repurchase proceeds are $594.)

U.S. Treasury Bills 1.2%
1.256% due 09/02/2004-09/16/2004 (c)(d)	420	420

Total Short-Term Instruments (Cost $8,899)		8,898

Total Investments 114.2%		$38,651
(Cost $37,676)

Written Options (g) (0.2%)		(64)
(Premiums $128)

Other Assets and Liabilities (Net) (14.0%)		(4,731)

Net Assets 100.0%		$33,856

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2004 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $419 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor June Long Futures	06/2005	8	$(5)
Euro-Bund 10-Year Note Long Futures	09/2004	55	58
Government of Japan 10-Year
Note Long Futures	09/2004	5	(21)
U.S. Treasury 10-Year Note Long Futures	09/2004	66	85
U.S. Treasury 5-Year Note Long Futures	09/2004	4	1
			$118

(e) Swap agreements outstanding at June 30, 2004:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation )
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2017	BP	200	$3

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 03/20/2018		300	(1)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/20/2018		500	5

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 03/20/2018		800	10

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		600	4

Receive a fixed rate equal to 3.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 09/15/2005	EC	2,800	16

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 03/15/2007		200	(1)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co.
Exp. 06/17/2010		200	(5)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 06/17/2012	EC	100	(16)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A.
Exp. 06/18/2012		200	(10)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Citibank N.A.
Exp. 12/15/2014		1,080	(10)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014		200	(2)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014		2,500	(27)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co.
Exp. 03/20/2018		1,000	0

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 03/20/2018		400	2

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		200	1

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2031		100	(18)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/17/2031		100	(19)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%.
Counterparty: Goldman Sachs & Co.
Exp. 02/08/2006	H$	3,000	(22)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.235%.
Counterparty: Goldman Sachs & Co.
Exp. 12/17/2008		7,100	(16)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.
Counterparty: Goldman Sachs & Co.
Exp. 05/18/2010	JY	17,000	(8)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co.
Exp. 09/21/2011		40,000	4

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.800%.
Counterparty: UBS Warburg LLC
Exp. 03/20/2012		50,000	7

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-STIBOR.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 06/17/2008	SK	2,600	1

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-STIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 06/17/2008	$4,100	2

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-STIBOR.
Counterparty: Barclays Bank PLC
Exp. 06/17/2008	2,500	1

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/30/2004	100	0

Receive a fixed rate equal to 0.960% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Goldman Sachs & Co.
Exp. 01/28/2005	100	0

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 12/15/2009	1,900	(18)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc.
Exp. 12/15/2009	100	0

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America
Exp. 12/15/2014	1,800	(28)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 12/15/2014	600	(9)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014	800	(12)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Bank of America
Exp. 12/15/2024	900	(24)
		$ (190)

(f) Written options with premiums to be determined on a future date:
Type	# of Contracts	Unrealized Appreciation
Call & Put–OTC % U.S. Dollar Forward Delta /Neutral Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
Counterparty: AIG International, Inc.
Exp. 12/18/2012	80	$ 5

10	Semi-Annual Report	June 30, 2004	See accompanying notes

See accompanying notes	June 30, 2004	Semi-Annual Report	11

(g) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures		$115.000		08/27/2004	6	$2	$0
Call - CBOT U.S. Treasury Note September Futures		114.000		08/27/2004	1	1	0
						$3	$0
Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$300	$3	$0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	800	8	0
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	300	2	1
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	800	7	1
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	1,000	43	40
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	1,000	43	17
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	300	8	1
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	300	11	4
						$125	$64

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**The Portfolio will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at June 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$400	$431	$ 426
U.S. Treasury Note	5.750	08/15/2010	100	109	107
U.S. Treasury Note	4.375	08/15/2012	500	498	494
U.S. Treasury Note	3.875	02/15/2013	900	861	846
U.S. Treasury Note	3.625	05/15/2013	2,400	2,248	2,212
U.S. Treasury Note	4.250	08/15/2013	1,100	1,074	1,055
U.S. Treasury Note	3.000	02/15/2009	2,600	2,520	2,524
				$7,741	$ 7,664

(i) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	1,058	07/2004	$5	$0	$5
Buy	BR	36	07/2004	0	0	0
Sell	C$	1,431	07/2004	0	(17)	(17)
Buy	CP	1,246	08/2004	0	0	0
Sell	DK	679	09/2004	1	0	1
Buy	EC	266	07/2004	0	(1)	(1)
Sell		8,362	07/2004	96	0	96
Buy	H$	47	07/2004	0	0	0
Buy		420	09/2004	0	0	0
Sell	JY	226,587	07/2004	0	(17)	(17)
Buy	KW	6,966	07/2004	0	0	0
Buy		27,912	09/2004	0	0	0
Buy	MP	156	08/2004	0	0	0
Sell	N$	87	07/2004	0	0	0
Buy	PN	24	08/2004	0	0	0
Buy	RR	199	07/2004	0	0	0
Buy	S$	10	07/2004	0	0	0
Sell	SK	559	09/2004	1	0	1
Buy	SR	67	08/2004	1	0	1
Sell		24	08/2004	0	0	0
Buy	SV	364	08/2004	0	0	0

				$104	$(35)	$69

(j) Principal amount denoted in indicated currency:

BP	-	British Pound
BR	-	Brazilian Real
C$	-	Canadian Dollar
CP	-	Chilean Peso
DK	-	Danish Krone
EC	-	Euro
H$	-	Hong Kong Dollar
JY	-	Japanese Yen
KW	-	South Korean Won
MP	-	Mexican Peso
N$	-	New Zealand Dollar
PN	-	Peruvian New Sol
RR	-	Russian Ruble
S$	-	Singapore Dollar
SK	-	Swedish Krona
SR	-	South African Rand
SV	-	Slovakian Koruna

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and

12	Semi-Annual Report	June 30, 2004

delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased(decreased) net investment income by $46,353 and $26,213, and net realized (loss) by $(52,329) and $(14,876) and net change in unrealized appreciation(depreciation) by $5,976 and $(11,338) for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

14	Semi-Annual Report	June 30, 2004

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.90%
Administrative Class	0.75%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$41,893	$44,886	$31,637	$32,974

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$141
Sales	43
Closing Buys	(19)
Expirations	(37)
Exercised	0
Balance at 06/30/2004	$128

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 1,188	$(213)	$975

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	0	$0	0	$0
Administrative Class	511	5,130	2,126	21,710

Issued as reinvestment of distributions

Institutional Class	0	0	0	0
Administrative Class	34	346	70	709

Cost of shares redeemed

Institutional Class	0	0	0	0
Administrative Class	(390)	(3,923)	(635)	(6,424)

Net increase resulting from Portfolio share transactions	155	$1,553	1,561	$15,995

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	100
Administrative Class	3	98

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated

16	Semi-Annual Report	June 30, 2004

and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	17

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

MONEY MARKET PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Money Market Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                         Money Market                   Citigroup 3-Month
                    Portfolio Admin Class              Treasury Bill Index
                    ---------------------              -------------------
09/30/1999                $10,000                          10,000
10/31/1999                $10,041                          10,041
11/30/1999                $10,082                          10,081
12/31/1999                $10,130                          10,124
01/31/2000                $10,174                          10,169
02/29/2000                $10,218                          10,212
03/31/2000                $10,268                          10,260
04/30/2000                $10,311                          10,308
05/31/2000                $10,361                          10,359
06/30/2000                $10,415                          10,407
07/31/2000                $10,466                          10,458
08/31/2000                $10,520                          10,509
09/30/2000                $10,570                          10,562
10/31/2000                $10,617                          10,617
11/30/2000                $10,680                          10,671
12/31/2000                $10,739                          10,727
01/31/2001                $10,791                          10,783
02/28/2001                $10,836                          10,829
03/31/2001                $10,881                          10,877
04/30/2001                $10,919                          10,919
05/31/2001                $10,961                          10,959
06/30/2001                $10,996                          10,994
07/31/2001                $11,027                          11,028
08/31/2001                $11,063                          11,062
09/30/2001                $11,088                          11,094
10/31/2001                $11,112                          11,123
11/30/2001                $11,132                          11,146
12/31/2001                $11,150                          11,166
01/31/2002                $11,164                          11,183
02/28/2002                $11,178                          11,198
03/31/2002                $11,192                          11,215
04/30/2002                $11,206                          11,231
05/31/2002                $11,222                          11,248
06/30/2002                $11,235                          11,263
07/31/2002                $11,249                          11,280
08/31/2002                $11,263                          11,296
09/30/2002                $11,275                          11,312
10/31/2002                $11,288                          11,328
11/30/2002                $11,296                          11,342
12/31/2002                $11,306                          11,356
01/31/2003                $11,317                          11,368
02/28/2003                $11,325                          11,378
03/31/2003                $11,332                          11,390
04/30/2003                $11,340                          11,401
05/31/2003                $11,348                          11,412
06/30/2003                $11,354                          11,422
07/31/2003                $11,361                          11,432
08/31/2003                $11,366                          11,442
09/30/2003                $11,371                          11,450
10/31/2003                $11,377                          11,460
11/30/2003                $11,383                          11,468
12/31/2003                $11,388                          11,478
01/31/2004                $11,394                          11,487
02/29/2004                $11,399                          11,495
03/31/2004                $11,404                          11,504
04/30/2004                $11,410                          11,513
05/31/2004                $11,414                          11,522
06/30/2004                $11,420                          11,532

SECTOR BREAKDOWN‡

Commercial Paper	79.7%
Repurchase Agreements	10.4%
Certificates of Deposit	8.2%
Other	1.7%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		7-Day Yield	30-Day Yield	6 Months	1 Year	Since Inception*
	Money Market Portfolio Administrative Class (Inception 09/30/99)	0.69%	0.65%	0.28%	0.58%	2.83%
- - - - - - -	Citigroup 3-Month Treasury Bill Index	—	—	0.47%	0.96%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,002.80	$1,025.00
Expenses Paid During Period†	$2.49	$2.52

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The total return performance of the Portfolio’s Administrative Class shares was 0.28% for the six-month period ended June 30, 2004, versus a return of 0.47% for the benchmark Citigroup 3-Month Treasury Bill Index during the same period.

•	Interest rates increased for shorter maturities, as markets anticipated the beginning of a tightening cycle by the Federal Reserve. The Fed met market expectations with a 0.25% rate hike at the end of June.
•	The Portfolio’s average duration was maintained near one-month, providing for ample liquidity and limiting the price effects from increasing yields.

•	U.S. issued high quality (A1/P1) commercial paper was emphasized due to attractive yields, limited interest rate sensitivity, and low credit exposure.

•	The Portfolio invested in high quality U.S. agency paper and short-term fixed and floating rate U.S. corporates in an attempt to boost portfolio income, while limiting credit risk.

•	Seven-day and thirty-day effective yields were 0.69% and 0.65%, respectively, at June 30, 2004. These yields are competitive with yields on similar duration portfolios.

See accompanying notes	June 30, 2004	Semi-Annual Report	3

Financial Highlights

Money Market Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003	12/31/2002	12/31/2001		12/31/2000	09/30/1999- 12/31/1999

Net asset value beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income (a)	0.00		0.01	0.01	0.04		0.06	0.01
Net realized/unrealized gain on investments (a)	0.00		0.00	0.00	0.00		0.00	0.00
Total income from investment operations	0.00		0.01	0.01	0.04		0.06	0.01
Dividends from net investment income	0.00		(0.01)	(0.01)	(0.04)		(0.06)	(0.01)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00		0.00	0.00
Total distributions	0.00		(0.01)	(0.01)	(0.04)		(0.06)	(0.01)
Net asset value end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total return	0.28%		0.72%	1.41%	3.83%		6.01%	1.30%
Net assets end of period (000s)	$29,272		$27,032	$25,850	$12,860		$4,334	$3,605
Ratio of net expenses to average net assets	0.50	%*	0.50%	0.50%	0.50	%(c)	0.50%	0.50	%(b)*
Ratio of net investment income to average net assets	0.57	%*	0.70%	1.41%	3.37%		5.88%	5.14	%*

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.27%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Money Market Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$29,303
Interest and dividends receivable	2
29,305

Liabilities:

Payable for Portfolio shares redeemed	9
Accrued investment advisory fee	4
Accrued administration fee	5
Accrued servicing fee	3
21

Net Assets	$29,284

Net Assets Consist of:

Paid in capital	$29,284
Undistributed net investment income	3
Accumulated undistributed net realized (loss)	(3)
$29,284

Net Assets:

Institutional Class	$12
Administrative Class	29,272

Shares Issued and Outstanding:

Institutional Class	12
Administrative Class	29,272

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$29,303

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Money Market Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$150
Total Income	150

Expenses:

Investment advisory fees	21
Administration fees	28
Distribution and/or servicing fees - Administrative Class	21
Total Expenses	70

Net Investment Income	$80

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Money Market Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$80	$198
Net realized gain	0	6
Net increase resulting from operations	80	204

Distributions to Shareholders:

From net investment income
Institutional Class	0	0
Administrative Class	(80)	(203)
Total Distributions	(80)	(203)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	1	0
Administrative Class	11,524	18,326

Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	80	203

Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(9,364)	(17,348)
Net increase resulting from Portfolio share transactions	2,241	1,181

Total Increase in Net Assets	2,241	1,182

Net Assets:

Beginning of period	27,043	25,861
End of period*	$29,284	$27,043

*Including undistributed net investment income of:	$3	$3

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Money Market Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

SHORT-TERM INSTRUMENTS 100.1%
Certificates of Deposit 8.2%
Chase Manhattan Bank USA
1.150% due 08/06/2004	$600	$600
Citibank New York N.A.
1.190% due 08/20/2004	500	500
1.290% due 09/07/2004	500	500
1.340% due 09/10/2004	400	400
Well Fargo Bank N.A.
1.240% due 07/19/2004	400	400

		2,400

Commercial Paper 79.8%
Anz (Delaware), Inc.
1.030% due 07/08/2004	500	500
Barclays U.S. Funding Corp.
1.110% due 08/25/2004	700	699
CBA (de) Finance
1.150% due 08/09/2004	500	499
1.210% due 08/23/2004	400	399
CDC Commercial Corp.
1.120% due 08/19/2004	700	699
Fannie Mae
1.000% due 07/01/2004	600	600
1.045% due 07/14/2004	300	300
1.055% due 08/04/2004	500	499
1.155% due 08/18/2004	1,400	1,398
1.180% due 08/25/2004	300	299
1.520% due 10/15/2004	1,000	995
Federal Home Loan Bank
1.165% due 07/16/2004	1,000	1,000
1.210% due 09/01/2004	600	599
1.410% due 09/15/2004	500	498
ForeningsSparbanken AB
1.240% due 09/13/2004	500	499
1.560% due 10/21/2004	500	498
Freddie Mac
1.030% due 07/06/2004	400	400
1.200% due 08/09/2004	500	499
1.125% due 08/10/2004	500	499
1.130% due 08/10/2004	1,900	1,898
1.150% due 08/17/2004	500	499
1.220% due 09/20/2004	500	499
1.260% due 09/24/2004	1,000	997
General Electric Capital Corp.
1.040% due 07/08/2004	500	500
1.120% due 08/25/2004	500	499
HBOS Treasury Services PLC
1.145% due 08/09/2004	500	499
1.235% due 09/10/2004	500	499
ING U.S. Funding LLC
1.310% due 09/02/2004	200	200
1.240% due 09/10/2004	500	499
KFW International Finance, Inc.
1.110% due 08/23/2004	700	699
Lloyds TSB Bank PLC
1.185% due 07/21/2004	600	600
National Australia Bank Ltd.
1.210% due 07/19/2004	500	500
Pfizer, Inc.
1.300% due 08/18/2004	500	499
Rabobank USA Financial Corp.
1.390% due 09/07/2004	300	299
Shell Finance (UK) PLC
1.340% due 08/23/2004	600	599
Svenska Handlesbanken
1.295% due 09/24/2004	600	598
Swedish National Housing Finance Corp.
1.070% due 07/15/2004	600	600
Toyota Motor Credit Corp.
1.480% due 09/22/2004	500	498

UBS Finance, Inc.
1.130% due 09/01/2004	$500	$499

		23,359

Repurchase Agreements 10.4%
Credit Suisse First Boston
1.200% due 07/01/2004	2,700	2,700
(Dated 06/30/2004. Collateralized by Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $2,777. Repurchase proceeds are $2,700.)
State Street Bank
0.800% due 07/01/2004	345	345
(Dated 06/30/2004. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $354. Repurchase proceeds are $345.)

		3,045

U.S. Treasury Bills 1.7% 1.225% due 09/09/2004	500	499

Total Short-Term Instruments		29,303
(Cost $29,303)

Total Investments 100.1%		$29,303
(Cost $29,303)

Other Assets and Liabilities (Net) (0.1%)		(19)

Net Assets 100.0%		$29,284

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for

June 30, 2004	Semi-Annual Report	9

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.35%
Administrative Class	0.50%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 0	$0	$0

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1	$1	0	$0
Administrative Class	11,524	11,524	18,326	18,326

Issued as reinvestment of distributions

Institutional Class	0	0	0	0
Administrative Class	80	80	203	203

Cost of shares redeemed

Institutional Class	0	0	0	0
Administrative Class	(9,364)	(9,364)	(17,348)	(17,348)

Net increase resulting from Portfolio share transactions	2,241	$2,241	1,181	$1,181

10	Semi-Annual Report	June 30, 2004

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	100
Administrative Class	1	99

6. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

12	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

TOTAL RETURN II PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Total Return Portfolio II

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                Total Return Portfolio           Lehman Brothers Aggregate
                   II Admin. Class                      Bond Index
                ----------------------           -------------------------
05/31/1999              $10,000                          $10,000
06/30/1999              $10,071                           $9,968
07/31/1999              $10,025                           $9,926
08/31/1999              $10,001                           $9,921
09/30/1999              $10,127                          $10,036
10/31/1999              $10,134                          $10,073
11/30/1999              $10,180                          $10,072
12/31/1999              $10,141                          $10,024
01/31/2000              $10,115                           $9,991
02/29/2000              $10,224                          $10,112
03/31/2000              $10,435                          $10,245
04/30/2000              $10,452                          $10,215
05/31/2000              $10,436                          $10,211
06/30/2000              $10,627                          $10,423
07/31/2000              $10,697                          $10,518
08/31/2000              $10,869                          $10,670
09/30/2000              $10,883                          $10,737
10/31/2000              $10,961                          $10,808
11/30/2000              $11,193                          $10,985
12/31/2000              $11,287                          $11,189
01/31/2001              $11,448                          $11,372
02/28/2001              $11,583                          $11,471
03/31/2001              $11,651                          $11,529
04/30/2001              $11,543                          $11,481
05/31/2001              $11,625                          $11,550
06/30/2001              $11,644                          $11,594
07/31/2001              $12,035                          $11,853
08/31/2001              $12,159                          $11,989
09/30/2001              $12,444                          $12,128
10/31/2001              $12,698                          $12,382
11/30/2001              $12,465                          $12,211
12/31/2001              $12,384                          $12,134
01/31/2002              $12,553                          $12,232
02/28/2002              $12,677                          $12,350
03/31/2002              $12,491                          $12,145
04/30/2002              $12,690                          $12,381
05/31/2002              $12,693                          $12,486
06/30/2002              $12,689                          $12,594
07/31/2002              $12,668                          $12,746
08/31/2002              $12,951                          $12,961
09/30/2002              $13,068                          $13,171
10/31/2002              $13,068                          $13,111
11/30/2002              $13,148                          $13,107
12/31/2002              $13,371                          $13,378
01/31/2003              $13,322                          $13,389
02/28/2003              $13,566                          $13,575
03/31/2003              $13,574                          $13,564
04/30/2003              $13,657                          $13,676
05/31/2003              $14,046                          $13,931
06/30/2003              $14,009                          $13,903
07/31/2003              $13,476                          $13,436
08/31/2003              $13,633                          $13,525
09/30/2003              $14,002                          $13,883
10/31/2003              $13,897                          $13,754
11/30/2003              $13,916                          $13,787
12/31/2003              $14,042                          $13,927
01/31/2004              $14,138                          $14,039
02/29/2004              $14,301                          $14,191
03/31/2004              $14,417                          $14,297
04/30/2004              $14,058                          $13,925
05/31/2004              $14,025                          $13,870
06/30/2004              $14,093                          $13,948

SECTOR BREAKDOWN‡
Short-Term Instruments	62.4%
U.S. Government Agencies	16.3%
Corporate Bonds & Notes	6.2%
Mortgage-Backed Securities	5.4%
U.S. Treasury Obligations	4.3%
Municipal Bonds & Notes	4.1%
Other	1.3%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Administrative Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	5 Years*	Since Inception*
	Total Return Portfolio II Administrative Class (Inception 05/28/99)	0.36%	0.59%	6.95%	6.98%
- - - - - - -	Lehman Brothers Aggregate Bond Index	0.15%	0.32%	6.95%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,003.60	$1,025.00
Expenses Paid During Period†	$3.24	$3.27

†Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Total Return Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, with quality, U.S. issuer, and U.S. dollar-denominated security restrictions.

•	The Portfolio’s Administrative Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended June 30, 2004, returning 0.36% versus 0.15% for the Index.

•	The Portfolio’s below-Index duration helped returns, as yields rose over the period.

•	An emphasis on short/intermediate maturities was negative, as the yield curve flattened in anticipation of Fed tightening. However, this strategy enhanced security returns via “roll down,” or price appreciation, as bonds are revalued at lower yields over time, given the steepness of the yield curve.
•	Substituting Real Return Bonds (TIPS-Treasury Inflation Protected Securities) for nominal Treasuries was positive as TIPS benefited from strong demand for the inflation protection they provide.

•	A mortgage underweight was slightly negative, as mortgages outpaced comparable Treasuries; mortgage security selection was positive, however, and more than offset this impact.

•	The Portfolio’s underweight to corporate securities was slightly positive, as this sector lagged Treasuries modestly on like-duration basis.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Total Return Portfolio II (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		12/31/2000		05/28/1999- 12/31/1999

Net asset value beginning of period	$10.31		$10.09		$10.12		$10.24		$9.82		$10.00
Net investment income (a)	0.07	(e)	0.17	(e)	0.38	(e)	0.48	(e)	0.61	(e)	0.32
Net realized/unrealized gain (loss) on investments (a)	(0.03	)(e)	0.33	(e)	0.41	(e)	0.49	(e)	0.46	(e)	(0.18)
Total income from investment operations	0.04		0.50		0.79		0.97		1.07		0.14
Dividends from net investment income	(0.07)		(0.19)		(0.40)		(0.48)		(0.65)		(0.32)
Distributions from net realized capital gains	0.00		(0.09)		(0.42)		(0.61)		0.00		0.00
Total distributions	(0.07)		(0.28)		(0.82)		(1.09)		(0.65)		(0.32)
Net asset value end of period	$10.28		$10.31		$10.09		$10.12		$10.24		$9.82
Total return	0.36%		5.01%		7.97%		9.72%		11.30%		1.41%
Net assets end of period (000s)	$17,373		$17,474		$16,882		$2,403		$2,203		$5,128
Ratio of net expenses to average net assets	0.65	%*	0.65%		0.66	%(d)	0.65	%(c)	0.65%		0.65	%*(b)
Ratio of net investment income to average net assets	1.33	%*(e)	1.62	%(e)	3.71	%(e)	4.55	%(e)	6.14	%(e)	5.38	%*
Portfolio turnover rate	116%		863%		418%		606%		937%		378%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.78%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(e)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the period ending June 30, 2004 by 0.08% and the net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior period amounts, resulting in (reductions) to the net investment income ratio of 0.00%, (0.02)%, (0.01)% and (0.20)% and to the net investment income per share of $0.00, $0.00, $0.00 and $(0.02) in the fiscal years ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Total Return Portfolio II

June 30, 2004 (unaudited)
Amounts in thousands, except per share amounts

Assets:

Investments, at value	$18,903
Cash	1
Receivable for investments sold on a delayed delivery basis	625
Interest and dividends receivable	43
Variation margin receivable	67
Swap premiums paid	1
Unrealized appreciation on swap agreements	4
19,644

Liabilities:

Payable for investments purchased	$1,461
Payable for short sale	638
Written options outstanding	14
Payable for Portfolio shares redeemed	14
Accrued investment advisory fee	4
Accrued administration fee	4
Accrued servicing fee	2
Variation margin payable	2
Swap premiums received	15
2,154

Net Assets	$17,490

Net Assets Consist of:

Paid in capital	$17,089
Undistributed net investment income	248
Accumulated undistributed net realized gain	89
Net unrealized appreciation	64
$17,490

Net Assets:

Institutional Class	$117
Administrative Class	17,373

Shares Issued and Outstanding:

Institutional Class	11
Administrative Class	1,690

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.28
Administrative Class	10.28

Cost of Investments Owned	$18,887

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Total Return Portfolio II

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$171
Dividends	2
Total Income	173

Expenses:

Investment advisory fees	22
Administration fees	22
Distribution and/or servicing fees - Administrative Class	13
Total Expenses	57

Net Investment Income	116

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	87
Net realized gain on futures contracts, options, and swaps	13
Net change in unrealized (depreciation) on investments	(115)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(40)
Net (Loss)	(55)

Net Increase in Assets Resulting from Operations	$61

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Total Return Portfolio II

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$116	$279
Net realized gain	100	359
Net change in unrealized appreciation (depreciation)	(155)	213
Net increase resulting from operations	61	850

Distributions to Shareholders:

From net investment income
Institutional Class	0	(2)
Administrative Class	(115)	(323)

From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(150)
Total Distributions	(115)	(475)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	106	0
Administrative Class	4	0

Issued as reinvestment of distributions
Institutional Class	0	2
Administrative Class	115	473

Cost of shares redeemed
Institutional Class	(6)	(1,200)
Administrative Class	(164)	(260)
Net increase (decrease) resulting from Portfolio share transactions	55	(984)

Total Increase (Decrease) in Net Assets	1	(609)

Net Assets:

Beginning of period	17,489	18,099
End of period*	$17,490	$17,489

*Including undistributed net investment income of:	$248	$246

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Total Return Portfolio II

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 6.6%
Banking & Finance 3.9%
CIT Group, Inc.
2.490% due 07/30/2004 (a)	$40	$40
2.670% due 01/31/2005 (a)	100	101
Ford Motor Credit Co.
3.045% due 10/25/2004 (a)	200	201
General Motors Acceptance Corp.
1.499% due 07/21/2004 (a)	100	100
3.158% due 05/19/2005 (a)	100	101
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	100	119
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	30	30

		692

Industrials 0.8%
El Paso Corp.
6.750% due 05/15/2009	50	46
Williams Cos., Inc.
7.875% due 09/01/2021	100	97

		143

Utilities 1.9%
AEP Texas Central Co.
2.500% due 02/15/2005 (a)	10	10
Appalachian Power Co.
4.800% due 06/15/2005	20	20
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	100	100
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	200	200

		330

Total Corporate Bonds & Notes		1,165
(Cost $1,141)

MUNICIPAL BONDS & NOTES 4.4%

California State Polytechnic University Revenue Bonds, Series 1972
5.250% due 01/01/2010	100	109
City of Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2035	100	97
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	100	111
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	100	99
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	70	68
New Jersey State Tobacco Settlement Financing Corp., Series 2003
6.750% due 06/01/2039	100	90
New Jersey Transportation Trust Fund Revenue Bonds, Series 2003
5.000% due 06/15/2013	50	53
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
8.860% due 06/15/2023 (a)	25	26
New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 02/01/2033	100	97
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	20	20

Total Municipal Bonds & Notes		770
(Cost $791)

U.S. GOVERNMENT AGENCIES 17.6%

Fannie Mae
6.500% due 08/01/2032	$33	$34
1.420% due 03/25/2034 (a)	97	97
5.090% due 09/01/2034 (a)	58	60
4.797% due 12/01/2036 (a)	56	58
6.000% due 06/01/2016- 07/25/2024 (b)	280	290
5.000% due 06/01/2018- 07/15/2034 (b)	1,128	1,112
5.500% due 10/01/2017- 07/15/2034 (b)	1,163	1,159
Federal Home Loan Bank
5.500% due 03/15/2015	2	2
Freddie Mac
6.000% due 09/01/2016	22	23
3.579% due 07/01/2027 (a)	7	7
3.532% due 01/01/2028 (a)	7	7
5.500% due 08/15/2030	35	36
6.500% due 08/01/2032	24	26
5.000% due 10/01/2018- 10/15/2026 (b)	111	112
Government National Mortgage Association
3.375% due 02/20/2027 (a)	28	28
3.500% due 05/20/2030 (a)	20	20
1.780% due 09/20/2030 (a)	9	9

Total U.S. Government Agencies		3,080
(Cost $3,079)

U.S. TREASURY OBLIGATIONS 4.7%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (c)	119	127
3.625% due 01/15/2008	163	178
3.875% due 01/15/2009	458	512

Total U.S. Treasury Obligations		817
(Cost $799)

MORTGAGE-BACKED SECURITIES 5.9%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	64	64
6.500% due 02/25/2033	15	15
Bear Stearns Adjustable Rate Mortgage Trust
6.053% due 08/25/2032 (a)	3	3
5.134% due 03/25/2033 (a)	36	37
4.802% due 12/25/2033 (a)	79	79
Countrywide Home Loans, Inc.
5.699% due 03/19/2032 (a)	3	3
CS First Boston Mortgage Securities Corp.
6.202% due 04/25/2032 (a)	1	1
5.192% due 06/25/2032 (a)	16	16
6.222% due 06/25/2032 (a)	12	13
2.360% due 08/25/2033 (a)	17	17
GSMPS Mortgage Loan Trust
7.000% due 07/25/2043	65	68
GSR Mortgage Loan Trust
6.000% due 03/25/2032	17	17
Impac CMB Trust
1.700% due 07/25/2033 (a)	84	84
1.550% due 01/25/2034 (a)	95	95
MASTR Asset Securitization Trust
5.500% due 09/25/2033	65	63
Merrill Lynch Mortgage Investors, Inc.
2.825% due 01/25/2029 (a)	92	94
1.600% due 01/20/2030 (a)	4	4
Prime Mortgage Trust
1.700% due 02/25/2034 (a)	71	71
Residential Funding Mortgage Securities I, Inc.
5.603% due 09/25/2032 (a)	3	3

Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)	$8	$8
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	2	2
1.460% due 08/25/2033 (a)	32	32
Washington Mutual Mortgage Securities Corp.
3.052% due 02/27/2034 (a)	34	34
2.624% due 08/25/2042 (a)	200	203

Total Mortgage-Backed Securities		1,026
(Cost $1,032)

ASSET-BACKED SECURITIES 0.7%

Amortizing Residential Collateral Trust
1.570% due 06/25/2032 (a)	15	15
CIT Group Home Equity Loan Trust
1.570% due 06/25/2033 (a)	10	10
CS First Boston Mortgage Securities Corp.
1.610% due 01/25/2032 (a)	18	18
Equity One ABS, Inc.
1.580% due 11/25/2032 (a)	17	17
HFC Home Equity Loan Asset-Backed Certificates
1.630% due 10/20/2032 (a)	52	52
Household Mortgage Loan Trust
1.580% due 05/20/2032 (a)	3	3
Irwin Home Equity Loan Trust
1.590% due 06/25/2029 (a)	3	3
Morgan Stanley Dean Witter Capital I, Inc.
1.630% due 07/25/2032 (a)	5	5

Total Asset-Backed Securities		123
(Cost $123)

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 95.000 Exp. 12/13/2004	5	0
Eurodollar June Futures (CME) Strike @ 91.000 Exp. 06/13/2005	16	0

Total Purchased Put Options		0
(Cost $0)

PREFERRED SECURITY 0.7%
	Shares

DG Funding Trust
3.360% due 12/29/2049 (a)	11	118

Total Preferred Security		118
(Cost $116)

SHORT-TERM INSTRUMENTS 67.5%
	Principal Amount (000s)
Certificates of Deposit 3.4%
Citibank New York N.A.
1.215% due 07/30/2004	300	300
Well Fargo Bank N.A.
1.090% due 07/07/2004	300	300

		600

Commercial Paper 57.1%
Fannie Mae
1.010% due 07/01/2004	800	800
1.030% due 07/01/2004	200	200
1.025% due 07/07/2004	300	300
1.045% due 07/21/2004	400	400
1.060% due 07/21/2004	400	400
1.056% due 07/28/2004	400	400
1.063% due 08/04/2004	100	100
1.150% due 08/18/2004	200	200

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

1.180% due 08/25/2004	$200	$200
1.185% due 08/25/2004	200	200
1.225% due 09/01/2004	200	199
1.230% due 09/01/2004	200	199
1.240% due 09/01/2004	200	199
1.380% due 09/01/2004	200	200
1.130% due 09/08/2004	200	199
1.415% due 09/08/2004	200	199
1.430% due 09/08/2004	200	199
1.415% due 09/15/2004	400	399
1.414% due 09/22/2004	100	100
1.426% due 09/22/2004	200	199
1.435% due 09/22/2004	400	399
Federal Home Loan Bank
1.165% due 07/16/2004	100	100
1.170% due 07/16/2004	200	200
1.180% due 08/25/2004	200	200
1.090% due 08/27/2004	200	200
1.240% due 09/01/2004	400	399
1.240% due 09/03/2004	200	199
Ford Motor Credit Co.
1.010% due 09/03/2004	100	100
Freddie Mac
1.010% due 07/15/2004	100	100
1.200% due 08/09/2004	200	399
1.150% due 08/17/2004	300	100
1.195% due 08/17/2004	200	200
1.175% due 08/24/2004	100	100
1.210% due 08/31/2004	200	200
1.275% due 09/07/2004	200	199
1.410% due 09/14/2004	200	199
1.440% due 09/14/2004	200	199
1.445% due 09/14/2004	200	199
1.465% due 09/28/2004	100	100
1.436% due 09/30/2004	200	199
1.540% due 10/18/2004	200	199
General Electric Capital Corp.
1.050% due 07/07/2004	200	200
1.300% due 09/08/2004	300	299

		9,981

Repurchase Agreement 3.1%
State Street Bank
0.800% due 07/01/2004	550	550

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $562. Repurchase proceeds are $550.)

U.S. Treasury Bills 3.9%
1.256% due 09/02/2004- 09/16/2004 (b)(c)	675	673

Total Short-Term Instruments		11,804
(Cost $11,806)

Total Investments 108.1%		$18,903
(Cost $18,887)

Written Options (f) (0.1%)		(14)
(Premiums $26)

Other Assets and Liabilities (Net) (8.0%)		(1,399)

Net Assets 100.0%		$17,490

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $501 have been segregated with the custodian to cover margin requirements for the following open futures contracts at

June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	6	$(8)
Eurodollar March Long Futures	03/2006	2	(2)
Eurodollar June Long Futures	06/2005	8	(11)
Eurodollar September Long Futures	09/2005	7	(12)
Eurodollar December Long Futures	12/2004	2	1
Eurodollar December Long Futures	12/2005	7	(11)
U.S. Treasury 10-Year Note Long Futures	09/2004	52	66
U.S. Treasury 5-Year Note Long Futures	09/2004	31	21

			$44

(d) Principal amount of security is adjusted for inflation.

(e)	Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Unrealized Appreciation
Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bear Stearns & Co., Inc.
Exp. 07/01/2004	$10	$0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bank of America
Exp. 07/31/2004	50	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bear Stearns & Co., Inc.
Exp. 08/01/2004	100	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bear Stearns & Co., Inc.
Exp. 09/01/2004	0	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/30/2004	100	0

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC
Exp. 12/15/2006	$100	$0

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Barclays Bank PLC
Exp. 12/15/2006	200	0

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America
Exp. 12/15/2009	400	4

		$4

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Total Return Portfolio II

June 30, 2004 (Unaudited)

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$111.500	08/27/2004	1	$1	$0
Call - CBOT U.S. Treasury Note September Futures	115.000	08/27/2004	4	2	0
Call - CBOT U.S. Treasury Note September Futures	111.000	08/27/2004	1	0	1
Call - CBOT U.S. Treasury Note September Futures	114.000	08/27/2004	2	1	0
Call - CBOT U.S. Treasury Note September Futures	110.000	08/27/2004	2	2	2
Put - CBOT U.S. Treasury Note September Futures	107.500	08/27/2004	1	1	0
Put - CBOT U.S. Treasury Note September Futures	108.000	08/27/2004	2	3	1
Put - CBOT U.S. Treasury Note September Futures	105.000	08/27/2004	2	1	0
				$11	$4

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$100	$1	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	100	4	7
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	100	4	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	100	3	3
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	100	3	0
						$15	$10

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(g)	Short sales open at June 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	08/15/2023	$100	$111	$109
U.S. Treasury Bond	6.250	05/15/2030	200	224	218
U.S. Treasury Bond	5.375	02/15/2031	200	202	198
U.S. Treasury Note	4.750	05/15/2014	100	101	100
				$638	$625

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on May 28, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The

12	Semi-Annual Report	June 30, 2004

Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased(decreased) net investment income by $13,839 and $(463), and net realized gain(loss) by $(14,308) and $581 and net change in unrealized appreciation(depreciation) by $469 and $(118) for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,979	$7,308	$1,297	$654

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$30
Sales	25
Closing Buys	(5)
Expirations	(24)
Exercised	0
Balance at 06/30/2004	$26

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 71	$(55)	$16

14	Semi-Annual Report	June 30, 2004

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	10	$106	0	$0
Administrative Class	0	4	0	0

Issued as reinvestment of distributions

Institutional Class	0	0	0	2
Administrative Class	11	115	45	473

Cost of shares redeemed

Institutional Class	(1)	(6)	(119)	(1,200)
Administrative Class	(15)	(164)	(25)	(260)

Net increase (decrease) resulting from Portfolio share transactions	5	$55	(99)	$(985)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	2	100
Administrative Class	1	100

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

16	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

ALL ASSET PORTFOLIO

CLASS M

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

The All Asset Portfolio invest in a portfolio of mutual funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

All Asset Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

Since Inception*
All Asset Portfolio Class M (Inception 04/30/04)	3.16%
* Cumulative. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/30/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,031.60	$1,025.00
Expenses Paid During Period†	$1.51	$1.50

†Expenses are equal to the Portfolio’s Class M annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the Portfolio commenced operation on 04/30/04). The expense ratio excludes the expenses of the underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses for the Portfolio are estimated at 0.60%.

PORTFOLIO INSIGHTS

•	The All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series (“PIMS”), except the All Asset Fund and the All Asset All Authority Fund.

•	The Portfolio may invest in any PIMCO mutual fund except the All Asset Fund and the All Asset All Authority Fund; however, PIMCO has identified 14 core funds on which the All Asset Portfolio will focus.

•	For the period from its inception on April 30, 2004 through June 30, 2004, the Portfolio’s Class M shares returned 3.16%, versus the 1.16% return of the Lehman Global Real: U.S. TIPS 1-10 Year Index and the 2.09% return of the average performance of the benchmarks for the core funds for the same period.

•	The equally weighted average of the core funds returned 2.27% for the 6 months ended June 30, 2004.
•	The average performance of the core funds outperformed the average performance of the 14 benchmarks by 0.19%. This outperformance is a measure of the value added by PIMCO portfolio managers.

•	The PVIT All Asset Portfolio underperformed the average performance of the core funds by 0.50%.

•	The Portfolio’s overweight to real return strategies versus other Underlying PIMS Funds contributed to performance during the period since the Class M inception on April 30, 2004 through June 30, 2004; in addition, the Portfolio’s exposure to other strategies contributed to outperformance versus the Lehman Global Real: U.S. TIPS 1-10 Year Index during the two-month period.

•	The Lehman US TIPS, DJAIG Commodity, and Wilshire REIT indices outperformed the average performance of the 14 benchmarks.

•	An overweight to TIPS strategies in the beginning of the period while scaling down exposure throughout the period was positive as yields gradually rose.

PIMCO FUNDS ALLOCATION‡

CommodityRealReturn Strategy	14.7%
RealEstateRealReturn Strategy	12.7%
StocksPLUS	12.0%
Real Return	8.1%
Emerging Markets Bond	8.0%
Real Return Asset	8.0%
Low Duration	7.5%
International StocksPLUS TR Strategy	6.7%
StocksPLUS Total Return	6.3%
GNMA	5.1%
High Yield	4.4%
Other	6.5%

‡ % of Total Investments as of June 30, 2004

June 30, 2004	Semi-Annual Report	3

Financial Highlights

All Asset Portfolio (Class M)

Selected Per Share Data for the Period Ended:	04/30/2004- 06/30/2004+

Net asset value beginning of period	$10.59
Net investment income (a)	0.07
Net realized/unrealized gain on investments (a)	0.26
Total income from investment operations	0.33
Dividends from net investment income	(0.01)
Distributions from net realized capital gains	0.00
Total distributions	(0.01)
Net asset value end of period	$10.91
Total return	3.16%
Net assets end of period (000s)	$3,474
Ratio of net expenses to average net assets	0.89	%*(b)(c)
Ratio of net investment income to average net assets	4.38	%*
Portfolio turnover rate	54%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding Underlying PIMS Funds’ expenses in which the Portfolio invests.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

All Asset Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments in Affiliates, at value	$21,932
Cash	545
Receivable for Portfolio shares sold	353
Dividends receivable from Affiliates	20
Manager reimbursement receivable	53
22,903

Liabilities:

Payable for investments in Affiliates purchased	$565
Accrued investment advisory fee	3
Accrued administration fee	3
Accrued servicing fee	3
574

Net Assets	$22,329

Net Assets Consist of:

Paid in capital	$21,983
Undistributed net investment income	87
Accumulated undistributed net realized (loss)	(6)
Net unrealized appreciation	265
$22,329

Net Assets:

Administrative Class	$18,845
Advisor Class	10
Class M	3,474

Shares Issued and Outstanding:

Administrative Class	1,724
Advisor Class	1
Class M	318

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Administrative Class	$10.93
Advisor Class	10.93
Class M	10.91

Cost of Investments in Affiliates Owned	$21,667

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

All Asset Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Dividends from Affiliates	$105
Total Income	105

Expenses:

Investment advisory fees	4
Administration fees	6
Distribution and/or servicing fees - Administrative Class	3
Distribution and/or servicing fees - Advisor Class	0
Distribution fees - Class M	1
Total Expenses	14

Net Investment Income	91

Net Realized and Unrealized Gain (Loss):

Net realized (loss) on investments in Affiliates	(17)
Net change in unrealized appreciation on investments in Affiliates	238
Net Gain	221

Net Increase in Assets Resulting from Operations	$312

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

All Asset Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Period from April 30, 2003 to December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$91	$39
Net realized gain (loss) on investments in Affiliates	(17)	6
Net capital gain distributions received from underlying Funds	0	15
Net change in unrealized appreciation on investments in Affiliates	238	27
Net increase resulting from operations	312	87

Distributions to Shareholders:

From net investment income
Administrative Class	(24)	(25)
Advisor Class	0	0
Class M	(4)	0
Total Distributions	(28)	(25)

Portfolio Share Transactions:

Receipts for shares sold
Administrative Class	17,926	1,543
Advisor Class	10	0
Class M	3,658	0

Issued as reinvestment of distributions
Administrative Class	24	25
Advisory Class	0	0
Class M	4	0

Cost of shares redeemed
Administrative Class	(367)	(613)
Advisor Class	0	0
Class M	(227)	0
Net increase resulting from Portfolio share transactions	21,028	955

Total Increase in Net Assets	21,312	1,017

Net Assets:

Beginning of period	1,017	0
End of period*	$22,329	$1,017

*Including undistributed net investment income of:	$87	$24

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

All Asset Portfolio

June 30, 2004 (Unaudited)

Value
Shares	(000s)

PIMCO FUNDS (a) 98.2%
CommodityRealReturn Strategy	222,894	$3,223
Convertible	810	10
Emerging Markets Bond	177,261	1,762
European Convertible Bond	51,283	626
Foreign Bond (Unhedged)	959	10
GNMA	102,930	1,129
High Yield	101,468	955
International StocksPLUS TR Strategy	135,120	1,462
Low Duration	161,272	1,643
Real Return	157,642	1,776
Real Return Asset	150,982	1,748
RealEstateRealReturn Strategy	259,588	2,793
Short-Term	77,249	775
StocksPLUS	272,154	2,632
StocksPLUS Total Return	114,209	1,388

Total Investments 98.2%		$21,932
(Cost $21,667)

Other Assets and Liabilities (Net) 1.8%		397

Net Assets 100.0%		$22,329

Notes to Schedule of Investments:

(a) Institutional Class of each PIMCO Fund.

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Administrative, Advisor and Class M. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class M of the Trust. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 2003.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Investments in Funds within the PIMS Funds are valued at their net asset value as reported by the underlying PIMS Funds.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Underlying PIMS Funds. The Underlying PIMS Funds are the Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except All Asset and All Asset All Authority Funds. Though it is anticipated that the All Asset Portfolio will not currently invest in the European StocksPLUS Total Return Strategy, Far East (ex-Japan) StocksPLUS Total Return Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio’s asset allocation sub-adviser.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.20%.

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future period, not to exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned

June 30, 2004	Semi-Annual Report	9

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.60%
Advisor Class	0.70%
Class M	0.90%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	12/31/2003	06/30/2004
Amount Available for Reimbursement	$53	0

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Risk Factors of the Portfolio

Investing in the Underlying PIMS Funds through the All Asset Portfolio involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMS Funds. Under certain circumstances, an Underlying PIMS Funds may pay a redemption request by the All Asset Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying PIMS Funds until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying PIMS Funds may invest in certain specified derivative securities, including: interest rate swaps; commodity swaps; credit default swaps; currency swaps; total return swaps; Forward Foreign Currency Contracts; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying PIMS Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificated representing participation in, or debt instruments backed by, the securities owned by such issuers. There Underlying PIMS Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying PIMS Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including future contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

The officers and trustees of the Trust also serve as officers and trustees of the Underlying PIMS Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying PIMS Funds.

5. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 341	$(76)	$265

10	Semi-Annual Report	June 30, 2004

6. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 0	$ 0	$ 22,400	$ 1,626

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Period From 04/30/2003 to 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	1,662	17,926	149	1,543
Advisor Class	1	10	0	0
Class M	339	3,658	0	0

Issued as reinvestment of distributions

Administrative Class	2	24	2	25
Advisor Class	0	0	0	0
Class M	0	4	0	0

Cost of shares redeemed

Administrative Class	(34)	(367)	(57)	(613)
Advisor Class	0	0	0	0
Class M	(21)	(227)	0	0

Net increase resulting from Portfolio share transactions	1,949	$21,028	94	$955

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Administrative Class	2	96

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have

12	Semi-Annual Report	June 30, 2004

responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Sub-Adviser

Research Affiliates, LLC

800 E. Colorado Boulevard

Pasadena, California 91101

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

ALL ASSET PORTFOLIO

ADVISOR CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

The All Asset Portfolio invest in a portfolio of mutual funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

All Asset Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

Since Inception*
All Asset Portfolio Advisor Class (Inception 04/30/04)	3.32%
* Cumulative. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/30/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,033.20	$1,025.00
Expenses Paid During Period†	$1.15	$1.15

†Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the Portfolio commenced operation on 04/30/04). The expense ratio excludes the expenses of the underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses for the Portfolio are estimated at 0.60%.

PORTFOLIO INSIGHTS

•	The All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series (“PIMS”), except the All Asset Fund and the All Asset All Authority Fund.

•	The Portfolio may invest in any PIMCO mutual fund except the All Asset Fund and the All Asset All Authority Fund; however, PIMCO has identified 14 core funds on which the All Asset Portfolio will focus.

•	For the period from its inception on April 30, 2004 through June 30, 2004, the Portfolio’s Advisor Class shares returned 3.32%, versus the 1.16% return of the Lehman Global Real: U.S. TIPS 1-10 Year Index and the 2.09% return of the average performance of the benchmarks for the core funds for the same period.

•	The equally weighted average of the core funds returned 2.27% for the 6 months ended June 30, 2004.

•	The average performance of the core funds outperformed the average performance of the 14 benchmarks by 0.19%. This outperformance is a measure of the value added by PIMCO portfolio managers.

•	The PVIT All Asset Portfolio underperformed the average performance of the core funds by 0.50%.

•	The Portfolio’s overweight to real return strategies versus other Underlying PIMS Funds contributed to performance during the period since the Advisor Class inception on April 30, 2004 through June 30, 2004; in addition, the Portfolio’s exposure to other strategies contributed to outperformance versus the Lehman Global Real: U.S. TIPS 1-10 Year Index during the two-month period.

•	The Lehman US TIPS, DJAIG Commodity, and Wilshire REIT indices outperformed the average performance of the 14 benchmarks.

•	An overweight to TIPS strategies in the beginning of the period while scaling down exposure throughout the period was positive as yields gradually rose.

PIMCO FUNDS ALLOCATION‡

CommodityRealReturn Strategy	14.7%
RealEstateRealReturn Strategy	12.7%
StocksPLUS	12.0%
Real Return	8.1%
Emerging Markets Bond	8.0%
Real Return Asset	8.0%
Low Duration	7.5%
International StocksPLUS TR Strategy	6.7%
StocksPLUS Total Return	6.3%
GNMA	5.1%
High Yield	4.4%
Other	6.5%

‡% of Total Investments as of June 30, 2004

June 30, 2004	Semi-Annual Report	3

Financial Highlights

All Asset Portfolio (Advisor Class)

Selected Per Share Data for the Period Ended:	04/30/2004- 06/30/2004+

Net asset value beginning of period	$10.59
Net investment income (a)	0.05
Net realized/unrealized gain on investments (a)	0.30
Total income from investment operations	0.35
Dividends from net investment income	(0.01)
Distributions from net realized capital gains	0.00
Total distributions	(0.01)
Net asset value end of period	$10.93
Total return	3.32%
Net assets end of period (000s)	$10
Ratio of net expenses to average net assets	0.68	%*(b)(c)
Ratio of net investment income to average net assets	3.11	%*
Portfolio turnover rate	54%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding Underlying PIMS Funds’ expenses in which the Portfolio invests.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.70%.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

All Asset Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments in Affiliates, at value	$21,932
Cash	545
Receivable for Portfolio shares sold	353
Dividends receivable from Affiliates	20
Manager reimbursement receivable	53
22,903

Liabilities:

Payable for investments in Affiliates purchased	$565
Accrued investment advisory fee	3
Accrued administration fee	3
Accrued servicing fee	3
574

Net Assets	$22,329

Net Assets Consist of:

Paid in capital	$21,983
Undistributed net investment income	87
Accumulated undistributed net realized (loss)	(6)
Net unrealized appreciation	265
$22,329

Net Assets:

Administrative Class	$18,845
Advisor Class	10
Class M	3,474

Shares Issued and Outstanding:

Administrative Class	1,724
Advisor Class	1
Class M	318

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Administrative Class	$10.93
Advisor Class	10.93
Class M	10.91

Cost of Investments in Affiliates Owned	$21,667

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

All Asset Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Dividends from Affiliates	$105
Total Income	105

Expenses:

Investment advisory fees	4
Administration fees	6
Distribution and/or servicing fees - Administrative Class	3
Distribution and/or servicing fees - Advisor Class	0
Distribution fees - Class M	1
Total Expenses	14

Net Investment Income	91

Net Realized and Unrealized Gain (Loss):

Net realized (loss) on investments in Affiliates	(17)
Net change in unrealized appreciation on investments in Affiliates	238
Net Gain	221

Net Increase in Assets Resulting from Operations	$312

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

All Asset Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Period from April 30, 2003 to December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$91	$39
Net realized gain (loss) on investments in Affiliates	(17)	6
Net capital gain distributions received from underlying Funds	0	15
Net change in unrealized appreciation on investments in Affiliates	238	27
Net increase resulting from operations	312	87

Distributions to Shareholders:

From net investment income
Administrative Class	(24)	(25)
Advisor Class	0	0
Class M	(4)	0
Total Distributions	(28)	(25)

Portfolio Share Transactions:

Receipts for shares sold
Administrative Class	17,926	1,543
Advisor Class	10	0
Class M	3,658	0

Issued as reinvestment of distributions
Administrative Class	24	25
Advisory Class	0	0
Class M	4	0

Cost of shares redeemed
Administrative Class	(367)	(613)
Advisor Class	0	0
Class M	(227)	0
Net increase resulting from Portfolio share transactions	21,028	955

Total Increase in Net Assets	21,312	1,017

Net Assets:

Beginning of period	1,017	0
End of period*	$22,329	$1,017

*Including undistributed net investment income of:	$87	$24

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

All Asset Portfolio

June 30, 2004 (Unaudited)

Value
Shares	(000s)

PIMCO FUNDS (a) 98.2%
CommodityRealReturn Strategy	222,894	$3,223
Convertible	810	10
Emerging Markets Bond	177,261	1,762
European Convertible Bond	51,283	626
Foreign Bond (Unhedged)	959	10
GNMA	102,930	1,129
High Yield	101,468	955
International StocksPLUS TR Strategy	135,120	1,462
Low Duration	161,272	1,643
Real Return	157,642	1,776
Real Return Asset	150,982	1,748
RealEstateRealReturn Strategy	259,588	2,793
Short-Term	77,249	775
StocksPLUS	272,154	2,632
StocksPLUS Total Return	114,209	1,388

Total Investments 98.2%		$21,932
(Cost $21,667)

Other Assets and Liabilities (Net) 1.8%		397

Net Assets 100.0%		$22,329

Notes to Schedule of Investments:

(a) Institutional Class of each PIMCO Fund.

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Administrative, Advisor and Class M. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Advisor Class of the Trust. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 2003.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Investments in Funds within the PIMS Funds are valued at their net asset value as reported by the underlying PIMS Funds.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Underlying PIMS Funds. The Underlying PIMS Funds are the Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except All Asset and All Asset All Authority Funds. Though it is anticipated that the All Asset Portfolio will not currently invest in the European StocksPLUS Total Return Strategy, Far East (ex-Japan) StocksPLUS Total Return Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio’s asset allocation sub-adviser.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.20%.

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future period, not to exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned

June 30, 2004	Semi-Annual Report	9

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.60%
Advisor Class	0.70%
Class M	0.90%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	12/31/2003	06/30/2004
Amount Available for Reimbursement	$53	0

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Risk Factors of the Portfolio

Investing in the Underlying PIMS Funds through the All Asset Portfolio involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMS Funds. Under certain circumstances, an Underlying PIMS Funds may pay a redemption request by the All Asset Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying PIMS Funds until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying PIMS Funds may invest in certain specified derivative securities, including: interest rate swaps; commodity swaps; credit default swaps; currency swaps; total return swaps; Forward Foreign Currency Contracts; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying PIMS Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificated representing participation in, or debt instruments backed by, the securities owned by such issuers. There Underlying PIMS Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying PIMS Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including future contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

The officers and trustees of the Trust also serve as officers and trustees of the Underlying PIMS Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying PIMS Funds.

5. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 341	$(76)	$265

10	Semi-Annual Report	June 30, 2004

6. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 0	$ 0	$ 22,400	$ 1,626

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Period From 04/30/2003 to 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	1,662	17,926	149	1,543
Advisor Class	1	10	0	0
Class M	339	3,658	0	0

Issued as reinvestment of distributions

Administrative Class	2	24	2	25
Advisor Class	0	0	0	0
Class M	0	4	0	0

Cost of shares redeemed

Administrative Class	(34)	(367)	(57)	(613)
Advisor Class	0	0	0	0
Class M	(21)	(227)	0	0

Net increase resulting from Portfolio share transactions	1,949	$21,028	94	$955

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Administrative Class	2	96

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have

12	Semi-Annual Report	June 30, 2004

responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Sub-Adviser

Research Affiliates, LLC

800 E. Colorado Boulevard

Pasadena, California 91101

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

STOCKSPLUS GROWTH AND INCOME PORTFOLIO

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

StocksPLUS Growth and Income Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                 StocksPLUS Growth and
                   Income Portfolio          S&P 500 Index
                 --------------------        -------------
04/30/2000             $10,000                  $10,000
05/31/2000              $9,803                   $9,795
06/30/2000              $9,999                  $10,036
07/31/2000             $10,038                   $9,879
08/31/2000             $10,567                  $10,493
09/30/2000             $10,012                   $9,939
10/31/2000              $9,927                   $9,897
11/30/2000              $9,179                   $9,117
12/31/2000              $9,209                   $9,161
01/31/2001              $9,559                   $9,486
02/28/2001              $8,676                   $8,621
03/31/2001              $8,126                   $8,075
04/30/2001              $8,709                   $8,703
05/31/2001              $8,817                   $8,761
06/30/2001              $8,605                   $8,548
07/31/2001              $8,571                   $8,464
08/31/2001              $8,052                   $7,934
09/30/2001              $7,403                   $7,293
10/31/2001              $7,567                   $7,432
11/30/2001              $7,567                   $8,002
12/31/2001              $8,170                   $8,072
01/31/2002              $8,083                   $7,955
02/28/2002              $7,961                   $7,801
03/31/2002              $8,238                   $8,095
04/30/2002              $7,764                   $7,604
05/31/2002              $7,720                   $7,548
06/30/2002              $7,158                   $7,010
07/31/2002              $6,549                   $6,464
08/31/2002              $6,664                   $6,507
09/30/2002              $5,946                   $5,799
10/31/2002              $6,488                   $6,310
11/30/2002              $6,888                   $6,681
12/31/2002              $6,530                   $6,288
01/31/2003              $6,386                   $6,124
02/28/2003              $6,323                   $6,032
03/31/2003              $6,402                   $6,090
04/30/2003              $6,934                   $6,592
05/31/2003              $7,314                   $6,939
06/30/2003              $7,397                   $7,028
07/31/2003              $7,488                   $7,152
08/31/2003              $7,651                   $7,291
09/30/2003              $7,603                   $7,214
10/31/2003              $8,011                   $7,622
11/30/2003              $8,084                   $7,689
12/31/2003              $8,517                   $8,092
01/31/2004              $8,673                   $8,241
02/29/2004              $8,820                   $8,355
03/31/2004              $8,690                   $8,229
04/30/2004              $8,506                   $8,100
05/31/2004              $8,616                   $8,211
06/30/2004              $8,775                   $8,371

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	71.9%
Mortgage-Backed Securities	7.2%
U.S. Treasury Obligations	6.0%
Corporate Bonds & Notes	5.6%
U.S. Government Agencies	5.1%
Other	4.2%

‡ % of Total Investments as of June 30, 2004

‡‡ Primarily serving as collateral for equity-linked derivative positions.

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	StocksPLUS Growth and Income Portfolio Institutional Class (Inception 04/28/00)	3.03%	18.63%	–3.09%
- - - - - - -	S&P 500 Index	3.44%	19.11%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,030.30	$1,025.00
Expenses Paid During Period†	$2.52	$2.52

†Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The StocksPLUS Growth and Income Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•	The Portfolio’s benchmark, the S&P 500 Index, posted a total return of 3.44% for the 6 months ended June 30, 2004. U.S. equity market sentiment was generally bullish based on strong analyst forecasts for second quarter earnings, although concerns about potentially destabilizing influences including terrorism, the situation in Iraq, inflation management, and the upcoming election loomed.

•	In comparison, the Portfolio’s Institutional Class underperformed the S&P 500 Index by returning 3.03% for the same period.

•	Interest rates rose during the first half of the year, resulting in negative fixed-income returns. While the structural yield advantage provided by non-money market holdings boosted returns, the yield contribution was eclipsed by the sharp rise in rates.

•	Non-U.S. positions provided important diversification; short and intermediate maturity Eurozone issues outperformed U.S. alternatives amid expectations for slower growth and lower inflation in Europe.

•	Exposure to real return bonds was positive for the first half of the year in general, as these securities benefited from strong demand for the inflation protection they provide.

•	Curve strategies detracted from performance, as the Portfolio emphasized one to five year maturities relative to five year and longer maturity instruments. Rates on one to five year yields increased more than yields of five years or longer.

•	Mortgage exposure provided diversification and incremental yield relative to money markets as the sector benefited from spread narrowings.

•	Other strategies, including small positions in emerging market bonds, corporate bonds, and municipal bonds, were neutral for performance while adding important diversification.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

StocksPLUS Growth and Income Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		04/28/2000- 12/31/2000

Net asset value beginning of period	$9.29		$7.27		$9.36		$11.05		$13.21
Net investment income (a)	0.06	(e)	0.14	(e)	0.26	(e)	0.49	(e)	0.57	(e)
Net realized/unrealized gain (loss) on investments (a)	0.22	(e)	2.06	(e)	(2.13	)(e)	(1.75	)(e)	(1.56	)(e)
Total income (loss) from investment operations	0.28		2.20		(1.87)		(1.26)		(0.99)
Dividends from net investment income	(0.05)		(0.18)		(0.22)		(0.43)		(0.63)
Distributions from net realized capital gains	0.00		0.00		0.00		0.00		(0.54)
Total distributions	(0.05)		(0.18)		(0.22)		(0.43)		(1.17)
Net asset value end of period	$9.52		$9.29		$7.27		$9.36		$11.05
Total return	3.03%		30.44%		(20.08)%		(11.28)%		(7.91)%
Net assets end of period (000s)	$3,479		$2,203		$786		$187		$63
Ratio of net expenses to average net assets	0.50	%*	0.50%		0.50	%(d)	0.52	%(b)(c)	0.50	%*
Ratio of net investment income to average net assets	1.29	%*(e)	1.65	%(e)	3.28	%(e)	4.98	%(e)	6.41	%*(e)
Portfolio turnover rate	48%		134%		192%		547%		350%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.53%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.
(e)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. The effect of this reclassification was to (reduce) the net investment income ratio for the period ending June 30, 2004 by (0.10)% and the net investment income per share by $(0.01). For consistency, similar reclassifications have been made to prior period amounts, resulting in increases(reductions) to the net investment income ratio of (0.66)%, 0.44%, 0.38% and 0.62% and to the net investment income per share of $(0.05), $0.03, $0.04 and $0.08 in the fiscal years or periods ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

StocksPLUS Growth and Income Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$266,611
Cash	1
Foreign currency, at value	1,035
Unrealized appreciation on forward foreign currency contracts	13
Receivable for Portfolio shares sold	6
Interest and dividends receivable	653
Variation margin receivable	1,884
270,203

Liabilities:

Payable for Portfolio shares redeemed	$317
Accrued investment advisory fee	88
Accrued administration fee	22
Accrued servicing fee	33
Variation margin payable	807
Recoupment payable to Manager	4
Swap premiums received	1
Other liabilities	9
1,281

Net Assets	$268,922

Net Assets Consist of:

Paid in capital	$350,143
(Overdistributed) net investment income	(90)
Accumulated undistributed net realized (loss)	(82,868)
Net unrealized appreciation	1,737
$268,922

Net Assets:

Institutional Class	$3,479
Administrative Class	265,443

Shares Issued and Outstanding:

Institutional Class	365
Administrative Class	28,000

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$9.52
Administrative Class	9.48

Cost of Investments Owned	$266,818
Cost of Foreign Currency Held	$1,029

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

StocksPLUS Growth and Income Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$2,379
Dividends	39
Total Income	2,418

Expenses:

Investment advisory fees	538
Administration fees	135
Distribution and/or servicing fees - Administrative Class	199
Trustees’ fees	2
Miscellaneous expense	5
Total Expenses	879

Net Investment Income	1,539

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	78
Net realized gain on futures contracts and swaps	16,963
Net realized (loss) on foreign currency transactions	(44)
Net change in unrealized (depreciation) on investments	(442)
Net change in unrealized (depreciation) on futures contracts and swaps	(10,257)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	20
Net Gain	6,318

Net Increase in Assets Resulting from Operations	$7,857

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

StocksPLUS Growth and Income Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,539	$3,744
Net realized gain	16,997	49,061
Net change in unrealized appreciation (depreciation)	(10,679)	12,945
Net increase resulting from operations	7,857	65,750

Distributions to Shareholders:

From net investment income
Institutional Class	(19)	(39)
Administrative Class	(1,439)	(5,180)
Total Distributions	(1,458)	(5,219)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	1,799	1,004
Administrative Class	13,449	59,278

Issued as reinvestment of distributions
Institutional Class	19	39
Administrative Class	1,439	5,180

Cost of shares redeemed
Institutional Class	(603)	(51)
Administrative Class	(23,663)	(75,677)
Net decrease resulting from Portfolio share transactions	(7,560)	(10,227)

Total Increase (Decrease) in Net Assets	(1,161)	50,304

Net Assets:

Beginning of period	270,083	219,779
End of period*	$268,922	$270,083

*Including (overdistributed) net investment income of:	$(90)	$(171)

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

StocksPLUS Growth and Income Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 5.6%
Banking & Finance 2.9%
Ford Motor Credit Co.
7.500% due 03/15/2005	$300	$310
General Motors Acceptance Corp.
3.340% due 03/04/2005 (a)	900	909
2.400% due 10/20/2005 (a)	1,500	1,513
Pemex Project Funding Master Trust
2.640% due 01/07/2005 (a)	3,900	3,907
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	1,100	1,099

		7,738

Industrials 0.9%
Alcan, Inc.
1.623% due 12/08/2004 (a)	1,200	1,200
DaimlerChrysler N.A. Holding Corp.
2.386% due 09/26/2005 (a)	200	201
Enron Corp.
8.000% due 08/15/2005 (b)	1,700	663
Waste Management, Inc.
7.000% due 10/01/2004	300	303

		2,367

Utilities 1.8%
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	2,500	2,507
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	2,400	2,402

		4,909

Total Corporate Bonds & Notes (Cost $16,005)		15,014

MUNICIPAL BONDS & NOTES 0.8%

Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	915	896
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.470% due 06/01/2009 (a)	1,279	1,281

Total Municipal Bonds & Notes (Cost $2,190)		2,177

U.S. GOVERNMENT AGENCIES 5.1%

Fannie Mae
6.500% due 09/01/2005	17	18
5.213% due 04/01/2033 (a)	564	567
5.090% due 09/01/2034 (a)	906	922
4.797% due 12/01/2036 (a)	844	872
6.000% due 04/01/2013- 11/01/2033 (e)	859	895
5.000% due 12/01/2017- 09/01/2018 (e)	1,581	1,588
8.000% due 05/01/2030- 09/01/2031 (e)	132	143
Freddie Mac
5.500% due 11/15/2015- 08/15/2030 (e)	715	725
6.000% due 07/01/2016- 05/01/2033 (e)	2,286	2,342
6.500% due 08/01/2032- 10/25/2043 (e)	1,429	1,492
Government National Mortgage Association
4.750% due 08/20/2024 (a)	40	41
3.375% due 02/20/2027 (a)	351	351
3.500% due 05/20/2028 (a)	702	697
4.000% due 11/20/2029 (a)	428	430
8.500% due 04/20/2030	10	11

4.375% due 04/20/2024- 04/20/2027 (a)(e)	$1,553	$1,556
8.000% due 04/15/2027- 02/15/2031 (e)	856	940

Total U.S. Government Agencies (Cost $13,668)		13,590

U.S. TREASURY OBLIGATIONS 5.9%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (c)	14,196	15,518
3.875% due 01/15/2009	115	128
3.500% due 01/15/2011	324	360

Total U.S. Treasury Obligations (Cost $15,065)		16,006

MORTGAGE-BACKED SECURITIES 7.1%

Amortizing Residential Collateral Trust
1.620% due 07/25/2032 (a)	456	457
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	643	643
Bear Stearns Adjustable Rate Mortgage Trust
5.974% due 06/25/2032 (a)	249	252
5.380% due 01/25/2033 (a)	666	670
4.357% due 01/25/2034 (a)	693	697
4.802% due 01/25/2034 (a)	1,341	1,346
Countrywide Alternative Loan Trust
5.875% due 07/25/2032	10	10
6.000% due 10/25/2033	1,226	1,233
CS First Boston Mortgage Securities Corp.
1.700% due 02/25/2032 (a)	140	141
1.430% due 03/25/2032 (a)	634	632
1.727% due 03/25/2032 (a)	1,454	1,459
5.738% due 05/25/2032 (a)	361	367
5.192% due 06/25/2032 (a)	113	113
6.222% due 06/25/2032 (a)	196	199
DLJ Mortgage Acceptance Corp.
1.800% due 06/25/2026 (a)	110	110
GSR Mortgage Loan Trust
1.650% due 01/25/2034 (a)	296	296
Housing Securities, Inc.
1.789% due 07/25/2032 (a)	41	40
Impac CMB Trust
1.680% due 10/25/2033 (a)	178	178
1.550% due 01/25/2034 (a)	946	947
Mellon Residential Funding Corp.
1.478% due 06/15/2030 (a)	1,491	1,481
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	271	271
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	259	264
Prime Mortgage Trust
1.500% due 02/25/2034 (a)	140	140
1.700% due 02/25/2034 (a)	424	424
Resecuritization Mortgage Trust
1.570% due 04/26/2021 (a)	21	20
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	554	563
Salomon Brothers Mortgage Securities VII, Inc.
4.591% due 12/25/2030 (a)	510	521
Structured Asset Securities Corp.
1.600% due 10/25/2027 (a)	642	642

Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	129	131
5.420% due 02/25/2033 (a)	1,575	1,599
3.052% due 02/27/2034 (a)	857	858
2.624% due 08/25/2042 (a)	2,505	2,531

Total Mortgage-Backed Securities (Cost $19,303)		19,235

ASSET-BACKED SECURITIES 1.6%

Ameriquest Mortgage Securities, Inc.
1.610% due 06/25/2032 (a)	$108	$108
Chase Funding Mortgage Loan Asset-Backed Certificates
1.670% due 10/25/2032 (a)	503	505
Countrywide Asset-Backed Certificates
1.440% due 11/25/2020 (a)	225	225
1.560% due 05/25/2032 (a)	1,011	1,013
CS First Boston Mortgage Securities Corp.
1.610% due 01/25/2032 (a)	314	314
1.630% due 03/25/2034 (a)	353	353
Home Equity Mortgage Trust
1.550% due 04/25/2034 (a)	536	537
Residential Asset Securities Corp.
1.420% due 06/25/2025 (a)	691	691
Structured Asset Investment Loan Trust
1.440% due 08/25/2010 (a)	500	500

Total Asset-Backed Securities (Cost $4,240)		4,246

SOVEREIGN ISSUES 1.1%

Republic of Brazil
2.062% due 04/15/2006 (a)	832	821
2.125% due 04/15/2009 (a)	1,235	1,123
United Mexican States
1.840% due 01/13/2009 (a)	900	919

Total Sovereign Issues (Cost $2,881)		2,863

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar September Futures (CME)
Strike @ 97.250 Exp. 09/13/2004	216	4
Strike @ 93.250 Exp. 03/14/2005	36	0
S&P 500 Index September Futures
Strike @ 700.000 Exp. 09/17/2004	155	4

Total Purchased Put Options (Cost $9)		8

PREFERRED SECURITY 0.7%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	173	1,860

Total Preferred Security (Cost $1,823)		1,860

SHORT-TERM INSTRUMENTS 71.2%
	Principal Amount (000)s
Commercial Paper 66.5%
AB Spintab
1.490% due 09/02/2004	$1,400	1,396
Altria Group, Inc.
1.800% due 10/29/2004	400	398
Anz (Delaware), Inc.
1.060% due 07/19/2004	5,200	5,197
Bank of Ireland
1.285% due 09/03/2004	7,300	7,281
Barclays U.S. Funding Corp.
1.110% due 08/25/2004	200	200
CBA (de) Finance
1.050% due 07/02/2004	4,100	4,100
1.080% due 07/27/2004	4,000	3,997
CDC Commercial Paper, Inc.
1.085% due 08/04/2004	3,400	3,396
1.120% due 08/24/2004	2,100	2,096
1.320% due 09/10/2004	1,600	1,595

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Danske Corp.
1.070% due 07/21/2004	$200	$200
1.070% due 07/26/2004	400	400
1.260% due 09/14/2004	2,500	2,492
1.240% due 09/17/2004	1,700	1,695
European Investment Bank
1.050% due 07/16/2004	4,700	4,698
Fannie Mae
1.030% due 07/01/2004	1,300	1,300
1.025% due 07/07/2004	2,700	2,700
1.040% due 07/14/2004	2,700	2,699
1.045% due 07/21/2004	3,200	3,198
1.060% due 07/21/2004	7,300	7,296
1.177% due 08/25/2004	2,600	2,595
1.180% due 08/25/2004	300	299
1.225% due 09/01/2004	4,600	4,589
1.230% due 09/01/2004	2,700	2,693
1.250% due 09/01/2004	2,700	2,693
1.200% due 09/08/2004	100	100
1.426% due 09/22/2004	2,700	2,691
1.530% due 10/18/2004	2,700	2,687
Federal Home Loan Bank
1.250% due 07/01/2004	5,000	5,000
1.165% due 07/16/2004	2,700	2,699
1.170% due 07/16/2004	2,700	2,699
1.180% due 08/25/2004	800	799
1.240% due 09/01/2004	1,400	1,397
1.250% due 09/01/2004	2,700	2,693
Freddie Mac
1.070% due 07/06/2004	2,700	2,700
1.200% due 08/09/2004	1,500	1,498
1.280% due 09/07/2004	2,700	2,693
1.440% due 09/14/2004	2,700	2,692
1.445% due 09/14/2004	500	498
1.435% due 09/21/2004	7,300	7,275
1.436% due 09/30/2004	800	797
1.560% due 10/20/2004	2,700	2,687
General Electric Capital Corp.
1.040% due 07/08/2004	500	500
1.060% due 07/09/2004	7,500	7,498
1.110% due 08/13/2004	200	200
HBOS Treasury Services PLC
1.035% due 07/01/2004	400	400
1.055% due 07/16/2004	100	100
1.055% due 07/16/2004	600	600
1.640% due 10/26/2004	500	497
KFW International Finance, Inc.
1.095% due 08/10/2004	6,300	6,292
1.110% due 08/20/2004	3,800	3,794
Nestle Capital Corp.
1.110% due 08/25/2004	5,100	5,091
1.110% due 08/26/2004	3,100	3,095
Pfizer, Inc.
1.300% due 08/17/2004	5,200	5,191
Royal Bank of Scotland PLC
1.030% due 07/06/2004	500	500
1.090% due 08/06/2004	2,100	2,098
1.135% due 08/26/2004	500	499
1.135% due 09/01/2004	3,000	2,993
Shell Finance (UK) PLC
1.035% due 07/02/2004	7,300	7,300
1.230% due 08/11/2004	700	699
Svenska Handlesbanken
1.070% due 07/21/2004	7,300	7,296
1.090% due 08/05/2004	700	699
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	1,700	1,700
UBS Finance, Inc.
1.055% due 07/13/2004	800	800
1.195% due 07/21/2004	3,800	3,797
1.240% due 08/31/2004	1,100	1,097
1.245% due 09/13/2004	1,600	1,595
1.265% due 09/20/2004	700	698

Westpac Capital Corp.
1.385% due 09/10/2004	$3,200	$3,191

		179,028

Repurchase Agreement 0.4%
State Street Bank
0.800% due 07/01/2004	1,060	1,060

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $1,082. Repurchase proceeds are $1,060.)

U.S. Treasury Bills 4.3%
1.190% due 09/02/2004-09/16/2004 (c)(e)	11,555	11,524

Total Short-Term Instruments (Cost $191,634)		191,612

Total Investments 99.1%		$266,611
(Cost $266,818)

Other Assets and Liabilities (Net) 0.9%		2,311

Net Assets 100.0%		$268,922

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities with an aggregate market value of $22,977

have been segregated with the custodian to cover margin requirements for the following open futures contracts at

June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	9	$(13)
Eurodollar March Long Futures	03/2006	24	(70)
Eurodollar June Long Futures	06/2005	32	(99)
Eurodollar September Long Futures	09/2005	31	(95)
Eurodollar December Long Futures	12/2004	7	(3)
Eurodollar December Long Futures	12/2005	31	(95)
Euribor December Long Futures	12/2005	90	(69)
Euribor June Long Futures	06/2005	76	(15)

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Purchase Put Options Strike @ 94.500	06/2005	90	$(1)
Euribor Purchased Put Options
Strike @ 93.000	12/2004	55	(1)
Euribor Purchased Put Options
Strike @ 95.000	03/2005	47	(1)
Euribor September Long Futures	09/2005	62	(23)
Euribor Written Put Options
Strike @ 97.000	12/2004	10	10
Euribor Written Put Options
Strike @ 97.500	09/2004	10	3
Euro-Bobl 5-Year Note Long Futures	09/2004	31	9
S & P 500 Index December
Long Futures	12/2004	11	(2)
S&P 500 Index September
Long Futures	09/2004	883	2,096
U.S. Treasury 10-Year Note Long Futures	09/2004	61	(117)
U.S. Treasury 5-Year Note Long Futures	09/2004	41	(41)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 92.500	09/2004	64	(1)
			$1,472

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Unrealized Appreciation
Receive total return on S&P 500 Index and pay a floating rate based on 1-month LIBOR plus 0.040%.
Counterparty: Credit Suisse First Boston
Exp. 04/29/2005	$4	$0

Receive total return on S&P 500 Index and pay a floating rate based on 1-month LIBOR plus 0.050%.
Counterparty: Credit Suisse First Boston Exp. 06/17/2005	5	0
		$0

(g) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	931	07/2004	$13	$0	$13

(h) Principal amount denoted in indicated currency:

EC -	Euro

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The StocksPLUS Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable

10	Semi-Annual Report	June 30, 2004

income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased(decreased) net investment income by $(286,748) and $(1,563,813), and net realized gain by $392,411 and $1,004,989 and net change in unrealized appreciation(depreciation) by $(105,663) and $558,823 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.40%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.10%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money,

12	Semi-Annual Report	June 30, 2004

including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	Year of Waiver
	12/31/2001	12/31/2002	12/31/2003	06/30/2004
Amount Available for Reimbursement	$0	$28	$0	$0

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 12,078	$ 19,735	$ 31,893	$ 25,638

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$88
Sales	149
Closing Buys	0
Expirations	(237)
Exercised	0
Balance at 06/30/2004	$0

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Depreciation
$ 1,166	$ (1,373)	$ (207)

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	190	$1,799	131	$1,004
Administrative Class	1,430	13,448	7,716	59,278

Issued as reinvestment of distributions

Institutional Class	2	19	4	39
Administrative Class	153	1,439	610	5,180

Cost of shares redeemed

Institutional Class	(64)	(603)	(6)	(51)
Administrative Class	(2,520)	(23,663)	(9,593)	(75,677)

Net decrease resulting from Portfolio share transactions	(809)	$(7,561)	(1,138)	$(10,227)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	98
Administrative Class	3	92

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

14	Semi-Annual Report	June 30, 2004

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	15

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

LONG-TERM U.S. GOVERNMENT PORTFOLIO

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Long-Term U.S. Government Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                   Long-Term U.S. Gov't              Lehman Brothers
                  Portfolio Inst. Class          Long-Term Treasury Index
                  ---------------------          ------------------------
04/30/2000              $10,000                           $10,000
05/31/2000               $9,957                            $9,964
06/30/2000              $10,207                           $10,180
07/31/2000              $10,414                           $10,355
08/31/2000              $10,668                           $10,591
09/30/2000              $10,552                           $10,463
10/31/2000              $10,765                           $10,626
11/30/2000              $11,097                           $10,962
12/31/2000              $11,429                           $11,220
01/31/2001              $11,485                           $11,239
02/28/2001              $11,708                           $11,431
03/31/2001              $11,657                           $11,374
04/30/2001              $11,320                           $11,065
05/31/2001              $11,346                           $11,079
06/30/2001              $11,443                           $11,174
07/31/2001              $11,908                           $11,590
08/31/2001              $12,192                           $11,838
09/30/2001              $12,328                           $11,927
10/31/2001              $12,935                           $12,512
11/30/2001              $12,346                           $11,918
12/31/2001              $12,118                           $11,694
01/31/2002              $12,311                           $11,844
02/28/2002              $12,532                           $11,982
03/31/2002              $12,016                           $11,498
04/30/2002              $12,509                           $11,935
05/31/2002              $12,572                           $11,972
06/30/2002              $12,779                           $12,187
07/31/2002              $13,164                           $12,562
08/31/2002              $13,690                           $13,111
09/30/2002              $14,173                           $13,657
10/31/2002              $13,741                           $13,265
11/30/2002              $13,674                           $13,118
12/31/2002              $14,272                           $13,656
01/31/2003              $14,197                           $13,609
02/28/2003              $14,618                           $14,021
03/31/2003              $14,437                           $13,845
04/30/2003              $14,609                           $13,986
05/31/2003              $15,400                           $14,772
06/30/2003              $15,178                           $14,547
07/31/2003              $13,905                           $13,246
08/31/2003              $14,128                           $13,457
09/30/2003              $14,941                           $14,158
10/31/2003              $14,569                           $13,764
11/30/2003              $14,655                           $13,830
12/31/2003              $14,850                           $13,995
01/31/2004              $15,086                           $14,235
02/29/2004              $15,433                           $14,518
03/31/2004              $15,703                           $14,739
04/30/2004              $14,807                           $13,912
05/31/2004              $14,708                           $13,844
06/30/2004              $14,837                           $13,970

SECTOR BREAKDOWN‡

U.S. Government Agencies	28.7%
U.S. Treasury Obligations	23.3%
Mortgage-Backed Securities	16.4%
Corporate Bonds & Notes	12.8%
Short-Term Instruments	7.9%
Asset-Backed Securities	7.5%
Other	3.4%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Long-Term U.S. Government Portfolio Institutional Class (Inception 04/10/00)	–0.09%	–2.25%	9.13%
- - - - - - -	Lehman Brothers Long-Term Treasury Index	–0.17%	–3.96%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$999.10	$1,025.00
Expenses Paid During Period†	$2.49	$2.52

†Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Portfolio’s Institutional Class shares outperformed its benchmark, the Lehman Brothers Long-Term Treasury Index, for the 6-month period ended June 30, 2004, by returning –0.09% versus –0.17%.

•	Below-Index duration enhanced performance for the first half of the year as interest rates rose; however, an overweight to intermediate maturities negatively impacted the Portfolio, as these rates experienced the most dramatic rate increases.
•	Modest holdings of longer duration structured mortgages detracted slightly from performance despite decreasing levels of volatility.

•	An allocation to longer duration corporate securities negatively impacted portfolio performance, as long maturity credit issues lagged Treasuries of similar maturities.

•	Allocations to real return and municipal bonds helped returns; these less volatile assets outperformed amid rising rates.

•	A focus on high-quality, intermediate, and long maturity agency bonds was unfavorable for portfolio returns, as the sector’s yield premiums widened relative to Treasuries.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Long-Term U.S. Government Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+	12/31/2003		12/31/2002		12/31/2001	04/10/2000- 12/31/2000

Net asset value beginning of period	$11.01	$11.09		$10.27		$10.56	$9.90
Net investment income (a)	0.18	0.32		0.46		0.54	0.43
Net realized/unrealized gain (loss) on investments (a)	(0.19)	0.12		1.31		0.08	0.66
Total income (loss) from investment operations	(0.01)	0.44		1.77		0.62	1.09
Dividends from net investment income	(0.17)	(0.35)		(0.46)		(0.54)	(0.43)
Distributions from net realized capital gains	0.00	(0.17)		(0.49)		(0.37)	0.00
Total distributions	(0.17)	(0.52)		(0.95)		(0.91)	(0.43)
Net asset value end of period	$10.83	$11.01		$11.09		$10.27	$10.56
Total return	(0.09)%	4.05%		17.77%		6.03%	11.32%
Net assets end of period (000s)	$352	$13		$13		$11	$10
Ratio of net expenses to average net assets	0.50%*	0.51	%(c)	0.50	%(b)	0.50%	0.50%*
Ratio of net investment income to average net assets	3.37%*	2.85%		4.22%		5.05%	5.97%*
Portfolio turnover rate	161%	619%		586%		457%	553%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Long-Term U.S. Government Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$85,724
Cash	12
Receivable for investments sold	700
Receivable for investments sold on delayed delivery basis	18,636
Receivable for Portfolio shares sold	6
Interest and dividends receivable	1,077
Variation margin receivable	344
106,499

Liabilities:

Payable for investments purchased	$2,080
Payable for investments purchased on delayed delivery basis	20,242
Written options outstanding	17
Accrued investment advisory fee	17
Accrued administration fee	17
Accrued servicing fee	8
22,381

Net Assets	$84,118

Net Assets Consist of:

Paid in capital	$83,362
Undistributed net investment income	80
Accumulated undistributed net realized gain	579
Net unrealized appreciation	97
$84,118

Net Assets:

Institutional Class	$352
Administrative Class	83,766

Shares Issued and Outstanding:

Institutional Class	32
Administrative Class	7,731

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.83
Administrative Class	10.83

Cost of Investments Owned	$86,338

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Long-Term U.S. Government Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$1,538
Total Income	1,538

Expenses:

Investment advisory fees	111
Administration fees	111
Distribution and/or servicing fees - Administrative Class	66
Trustees’ fees	1
Interest expense	4
Total Expenses	293

Net Investment Income	1,245

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	263
Net realized gain on futures contracts and options	217
Net change in unrealized (depreciation) on investments	(1,919)
Net change in unrealized appreciation on futures contracts and options	134
Net (Loss)	(1,305)

Net Decrease in Assets Resulting from Operations	$(60)

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Long-Term U.S. Government Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,245	$2,727
Net realized gain	480	1,377
Net change in unrealized (depreciation)	(1,785)	(620)
Net increase (decrease) resulting from operations	(60)	3,484

Distributions to Shareholders:

From net investment income
Institutional Class	(2)	0
Administrative Class	(1,323)	(3,025)

From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(1,459)
Total Distributions	(1,325)	(4,484)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	339	0
Administrative Class	11,160	41,837

Issued as reinvestment of distributions
Institutional Class	2	1
Administrative Class	1,323	4,476

Cost of shares redeemed
Institutional Class	(5)	0
Administrative Class	(21,332)	(43,567)
Net increase (decrease) resulting from Portfolio share transactions	(8,513)	2,747

Total Increase (Decrease) in Net Assets	(9,898)	1,747

Net Assets:

Beginning of period	94,016	92,269
End of period*	$84,118	$94,016

*Including undistributed net investment income of:	$80	$159

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Long-Term U.S. Government Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 13.1%
Banking & Finance 11.7%
Ford Motor Credit Co.
1.500% due 07/19/2004 (a)	$900	$900
1.590% due 07/18/2005 (a)	100	100
7.600% due 08/01/2005	100	105
General Electric Capital Corp.
1.650% due 03/15/2005 (a)	1,400	1,402
International Bank for Reconstruction & Development
3.500% due 10/22/2004	1,000	1,006
7.625% due 01/19/2023	2,700	3,336
Merrill Lynch & Co, Inc.
6.750% due 06/01/2028	202	213
National Rural Utilities Cooperative Finance Corp.
5.250% due 07/15/2004	400	400
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	988
U.S. Trade Funding Corp.
4.260% due 11/15/2014	909	897
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	500	500

		9,847

Industrials 1.4%
Continental Airlines, Inc.
6.320% due 11/01/2008	1,000	967
DaimlerChrysler North America Holding Corp.
1.570% due 08/16/2004 (a)	200	200

		1,167

Total Corporate Bonds & Notes (Cost $11,102)		11,014

MUNICIPAL BONDS & NOTES 3.5%

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	200	195
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2031	200	196
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	305
Detroit City School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	100	98
Florida State Board of Education General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 06/01/2031	500	494
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	400	389
Irving Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	200	195
Metropolitan Transportation Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 11/15/2032	300	295
New York City Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	200	198
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	200	194

San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	$250	$244
South Putnam School Building Corp. Revenue Bonds, (FSA insured), Series 2003
5.000% due 01/15/2022	100	102

Total Municipal Bonds & Notes (Cost $2,936)		2,905

U.S. GOVERNMENT AGENCIES 29.2%

Aid-Israel
5.500% due 09/18/2023	1,000	986
Fannie Mae
2.125% due 02/10/2006 (a)	1,000	991
4.875% due 03/11/2007	1,000	1,005
2.210% due 04/25/2021 (a)	45	46
1.760% due 08/25/2021 (a)	48	49
1.910% due 08/25/2022 (a)	26	26
2.200% due 04/25/2032 (a)	75	76
5.500% due 05/01/2034	397	395
5.000% due 07/20/2019-01/01/2034 (d)	3,348	3,288
Federal Home Loan Bank
4.250% due 09/28/2009	1,000	1,005
5.120% due 01/10/2013 (a)	5,000	4,974
Federal Housing Administration
6.896% due 07/01/2020 (a)	535	526
Financing Corp.
10.700% due 10/06/2017	650	976
Freddie Mac
6.000% due 02/15/2015	165	165
5.200% due 03/05/2019	1,500	1,413
2.250% due 02/15/2021 (a)	55	55
1.950% due 02/15/2027 (a)	44	45
5.500% due 08/15/2030	41	41
1.863% due 10/25/2030	252	252
7.000% due 07/15/2023-12/01/2031 (d)	254	269
Government National Mortgage Association
6.000% due 08/20/2033	1,051	978
5.000% due 08/20/2033-04/20/2034 (d)	4,161	3,226
Overseas Private Investment Corp.
3.800% due 08/15/2007	1,000	967
5.140% due 08/15/2007	1,000	1,049
5.590% due 11/30/2010	700	788
Small Business Administration
5.240% due 08/01/2023 (a)	984	988

Total U.S. Government Agencies (Cost $24,647)		24,579

U.S. TREASURY OBLIGATIONS 23.8%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (b)	178	191
3.000% due 07/15/2012	732	791
3.875% due 04/15/2029	1,143	1,459
U.S. Treasury Bonds
6.000% due 02/15/2026	7,400	7,976
5.500% due 08/15/2028	2,900	2,939
5.250% due 11/15/2028	1,900	1,862
U.S. Treasury Note
1.750% due 12/31/2004	4,000	4,002
U.S. Treasury Strip
0.000% due 11/15/2021	2,000	764

Total U.S. Treasury Obligations (Cost $38,940)		19,984

MORTGAGE-BACKED SECURITIES 16.7%

Bear Stearns Adjustable Rate Mortgage Trust
5.130% due 03/25/2033 (a)	1,266	1,277
5.440% due 03/25/2033 (a)	484	490

4.924% due 01/25/2034 (a)	$230	$231
1.580% due 02/25/2034 (a)	246	247
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,042	898
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	275	277
5.250% due 01/25/2034	933	937
CS First Boston Mortgage Securities Corp.
4.960% due 11/25/2032 (a)	240	244
1.850% due 04/25/2033 (a)	338	339
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011 (a)	184	190
First Republic Mortgage Loan Trust
1.590% due 11/15/2031 (a)	753	755
GMAC Mortgage Corp. Loan Trust
1.500% due 10/25/2033 (a)	337	337
MASTR Asset Securitization Trust
5.500% due 09/25/2033	713	697
Nomura Asset Acceptance Corp.
2.420% due 09/25/2028	12	12
Residential Accredit Loans, Inc.
1.700% due 01/25/2033 (a)	152	152
1.700% due 03/25/2033 (a)	244	244
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	231	235
Sequoia Mortgage Trust
1.620% due 06/20/2032 (a)	278	278
1.630% due 07/20/2033 (a)	903	898
Structured Asset Mortgage Investments, Inc.
6.690% due 02/25/2030 (a)	79	81
6.513% due 03/25/2032 (a)	139	143
1.610% due 09/19/2032 (a)	2,002	1,995
1.700% due 06/18/2033 (a)	543	544
Structured Asset Securities Corp.
1.800% due 07/25/2032 (a)	1,248	1,252
1.590% due 01/25/2033 (a)	126	126
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	139	140
5.390% due 02/25/2031 (a)	233	239
1.850% due 01/25/2033 (a)	36	36
5.120% due 02/25/2033 (a)	182	185
5.420% due 02/25/2033 (a)	168	170
5.040% due 05/25/2033 (a)	371	376
3.565% due 01/25/2041 (a)	13	13

Total Mortgage-Backed Securities (Cost $14,156)		14,038

ASSET-BACKED SECURITIES 7.6%

ACE Securities Corp.
1.640% due 06/25/2032 (a)	103	103
AmeriCredit Automobile Receivables Trust
1.350% due 10/12/2006 (a)	176	176
Ameriquest Mortgage Securities, Inc.
1.710% due 03/25/2033 (a)	172	173
Argent Securities, Inc.
1.550% due 03/25/2034 (a)	1,281	1,282
Bayview Financial Acquisition Trust
1.770% due 08/28/2034 (a)	626	629
Bear Stearns Asset-Backed Securities, Inc.
1.800% due 11/25/2042 (a)	867	868
Countrywide Asset-Backed Certificates
1.560% due 05/25/2032 (a)	30	30
1.420% due 09/25/2033 (a)	77	77
CS First Boston Mortgage Securities Corp.
1.740% due 08/25/2032 (a)	178	178
Financial Asset Securities Corp. AAA Trust
1.450% due 09/25/2033 (a)	121	121
Home Equity Mortgage Trust
1.700% due 09/25/2033 (a)	69	69
Household Mortgage Loan Trust
1.580% due 05/20/2032 (a)	316	317
Long Beach Mortgage Loan Trust
1.700% due 03/25/2033 (a)	419	420

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Los Angeles Arena Funding LLC
7.656% due 12/15/2026 (a)	$94	$97
Novastar Home Equity Loan
1.580% due 01/25/2031 (a)	69	69
Renaissance Home Equity Loan Trust
1.740% due 08/25/2033 (a)	79	79
1.800% due 12/25/2033 (a)	267	269
Saxon Asset Securities Trust
1.380% due 03/25/2018 (a)	286	285
SMS Student Loan Trust
1.940% due 10/27/2025 (a)	132	132
Specialty Underwriting & Residential Finance
1.630% due 06/25/2034 (a)	670	671
Terwin Mortgage Trust
1.880% due 06/25/2033 (a)	376	377

Total Asset-Backed Securities (Cost $6,421)		6,422

PURCHASED CALL OPTIONS 0.0%
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 98.000 Exp. 12/13/2004	100	9
Eurodollar September Futures (CME)
Strike @ 98.875 Exp. 09/13/2004	100	0

Total Purchased Call Options (Cost $30)		9

PURCHASED PUT OPTIONS 0.0%

Eurodollar September Futures (CME)
Strike @ 97.250 Exp. 09/13/2004	66	1

Total Purchased Put Options (Cost $2)		1

SHORT-TERM INSTRUMENTS 8.0%

Commercial Paper 4.1%
Fannie Mae
1.380% due 09/01/2004	$600	$598
1.415% due 09/08/2004	300	299
1.530% due 10/18/2004	400	398
Freddie Mac
1.300% due 07/01/2004	700	700
1.540% due 10/18/2004	700	697
1.560% due 10/20/2004	800	796

		3,488

Repurchase Agreement 2.1%
State Street Bank
0.800% due 07/01/2004	1,803	1,803

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $1,843. Repurchase proceeds are $1,803.)

U.S. Treasury Bills 1.8%
1.385% due 09/16/2004 (b)(d)	1,485	1,481

Total Short-Term Instruments (Cost $6,772)		6,772

Total Investments 101.9%		$85,724
(Cost $86.338)

Written Options (e) (0.0%)		(17)
(Premiums $64)

Other Assets and Liabilities (Net) (1.9%)		(1,589)

Net Assets 100.0%		$84,118

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities with an aggregate market value of $1,672 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	114	$(77)
Eurodollar September Long Futures	09/2005	1	0
Eurodollar December Long Futurbes	12/2004	11	(16)
U.S. Treasury 10-Year Note Long Futures	09/2004	225	384
U.S. Treasury 30-Year Note Long Futures	09/2004	168	395
U.S. Treasury 5-Year Note Short Futures	09/2004	34	(21)

			$665

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond September Futures	$108.000	08/27/2004	11	$9	$9
Call - CBOT U.S. Treasury Note September Futures	115.000	08/27/2004	15	19	0
Call - CBOT U.S. Treasury Note September Futures	114.000	08/27/2004	24	15	2
Put - CBOT U.S. Treasury Bond September Futures	100.000	08/27/2004	11	9	2
Call - CME Eurodollar December Futures	98.250	12/13/2004	1,000	12	4

				$64	$17

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or

10	Semi-Annual Report	June 30, 2004

sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. There were no reclassification to any period as a result of this change. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

12	Semi-Annual Report	June 30, 2004

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$162,158	$157,582	$2,850	$4,704

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$269
Sales	146
Closing Buys	(236)
Expirations	(115)
Balance at 06/30/2004	$64

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Depreciation
$ 332	$(946)	$(614)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	32	$339	0	$0
Administrative Class	989	11,160	3,771	41,837

Issued as reinvestment of distributions

Institutional Class	0	2	0	1
Administrative Class	119	1,323	403	4,476

Cost of shares redeemed

Institutional Class	(1)	(5)	0	0
Administrative Class	(1,917)	(21,332)	(3,950)	(43,567)

Net increase (decrease) resulting from Portfolio share transactions	(778)	$(8,513)	224	$2,747

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	96
Administrative Class	4	99

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have

14	Semi-Annual Report	June 30, 2004

responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	15

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

MONEY MARKET PORTFOLIO

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Money Market Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                   Money Market Portfolio       Citigroup 3-Month
                        Inst. Class            Treasury Bill Index
                   ----------------------      -------------------
04/30/2000                $10,000                   $10,000
05/31/2000                $10,050                   $10,049
06/30/2000                $10,103                   $10,096
07/31/2000                $10,153                   $10,145
08/31/2000                $10,207                   $10,195
09/30/2000                $10,257                   $10,246
10/31/2000                $10,304                   $10,299
11/30/2000                $10,366                   $10,352
12/31/2000                $10,426                   $10,407
01/31/2001                $10,478                   $10,460
02/28/2001                $10,523                   $10,505
03/31/2001                $10,569                   $10,552
04/30/2001                $10,607                   $10,592
05/31/2001                $10,649                   $10,631
06/30/2001                $10,684                   $10,665
07/31/2001                $10,716                   $10,699
08/31/2001                $10,752                   $10,731
09/30/2001                $10,778                   $10,762
10/31/2001                $10,803                   $10,790
11/30/2001                $10,824                   $10,813
12/31/2001                $10,842                   $10,832
01/31/2002                $10,857                   $10,849
02/28/2002                $10,872                   $10,864
03/31/2002                $10,887                   $10,879
04/30/2002                $10,903                   $10,895
05/31/2002                $10,919                   $10,911
06/30/2002                $10,933                   $10,927
07/31/2002                $10,948                   $10,943
08/31/2002                $10,964                   $10,958
09/30/2002                $10,977                   $10,974
10/31/2002                $10,990                   $10,989
11/30/2002                $10,999                   $11,003
12/31/2002                $11,011                   $11,016
01/31/2003                $11,023                   $11,028
02/28/2003                $11,032                   $11,038
03/31/2003                $11,041                   $11,049
04/30/2003                $11,050                   $11,060
05/31/2003                $11,059                   $11,071
06/30/2003                $11,067                   $11,081
07/31/2003                $11,074                   $11,090
08/31/2003                $11,081                   $11,099
09/30/2003                $11,087                   $11,108
10/31/2003                $11,095                   $11,117
11/30/2003                $11,101                   $11,126
12/31/2003                $11,108                   $11,134
01/31/2004                $11,115                   $11,143
02/29/2004                $11,121                   $11,151
03/31/2004                $11,128                   $11,160
04/30/2004                $11,135                   $11,169
05/31/2004                $11,141                   $11,178
06/30/2004                $11,149                   $11,187

SECTOR BREAKDOWN‡

Commercial Paper	79.7%
Repurchase Agreements	10.4%
Certificates of Deposit	8.2%
Other	1.7%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		7-Day Yield	30-Day Yield	6 Months	1 Year	Since Inception*
	Money Market Portfolio Institutional Class (Inception 04/10/00)	0.86%	0.80%	0.37%	0.75%	2.70%
- - - - - - - -	Citigroup 3-Month Treasury Bill Index	—	—	0.47%	0.96%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,003.70	$1,025.00
Expenses Paid During Period†	$1.74	$1.76

†Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The total return performance of the Portfolio’s Institutional Class shares was 0.37% for the six-month period ended June 30, 2004, versus a return of 0.47% for the benchmark Citigroup 3-Month Treasury Bill Index during the same period.

•	Interest rates increased for shorter maturities, as markets anticipated the beginning of a tightening cycle by the Federal Reserve. The Fed met market expectations with a 0.25% rate hike at the end of June.
•	The Portfolio’s average duration was maintained near one-month, providing for ample liquidity and limiting the price effects from increasing yields.

•	U.S. issued high quality (A1/P1) commercial paper was emphasized due to attractive yields, limited interest rate sensitivity, and low credit exposure.

•	The Portfolio invested in high quality U.S. agency paper and short-term fixed and floating rate U.S. corporates in an attempt to boost portfolio income, while limiting credit risk.

•	Seven-day and thirty-day effective yields were 0.86% and 0.80%, respectively, at June 30, 2004. These yields are competitive with yields on similar duration portfolios.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Money Market Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003	12/31/2002	12/31/2001	04/10/2000- 12/31/2000

Net asset value beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.00		0.01	0.02	0.04	0.04
Net realized/unrealized gain (loss) on investments (a)	0.00		(0.00)	0.00	0.00	0.00
Total income from investment operations	0.00		0.01	0.02	0.04	0.04
Dividends from net investment income	0.00		(0.01)	(0.02)	(0.04)	(0.04)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00
Total distributions	0.00		(0.01)	(0.02)	(0.04)	(0.04)
Net asset value end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return	0.37%		0.88%	1.56%	3.99%	4.60%
Net assets end of period (000s)	$12		$11	$11	$11	$80
Ratio of net expenses to average net assets	0.35	%*	0.35%	0.35%	0.35%	0.35%*
Ratio of net investment income to average net assets	0.72	%*	0.85%	1.58%	4.59%	6.02%*

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Money Market Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$29,303
Interest and dividends receivable	2
29,305

Liabilities:

Payable for Portfolio shares redeemed	9
Accrued investment advisory fee	4
Accrued administration fee	5
Accrued servicing fee	3
21

Net Assets	$29,284

Net Assets Consist of:

Paid in capital	$29,284
Undistributed net investment income	3
Accumulated undistributed net realized (loss)	(3)
$29,284

Net Assets:

Institutional Class	$12
Administrative Class	29,272

Shares Issued and Outstanding:

Institutional Class	12
Administrative Class	29,272

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$29,303

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Money Market Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$150
Total Income	150

Expenses:

Investment advisory fees	21
Administration fees	28
Distribution and/or servicing fees - Administrative Class	21
Total Expenses	70

Net Investment Income	$80

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Money Market Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$80	$198
Net realized gain	0	6
Net increase resulting from operations	80	204

Distributions to Shareholders:

From net investment income
Institutional Class	0	0
Administrative Class	(80)	(203)
Total Distributions	(80)	(203)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	1	0
Administrative Class	11,524	18,326

Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	80	203

Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(9,364)	(17,348)
Net increase resulting from Portfolio share transactions	2,241	1,181

Total Increase in Net Assets	2,241	1,182

Net Assets:

Beginning of period	27,043	25,861
End of period*	$29,284	$27,043

*Including undistributed net investment income of:	$3	$3

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Money Market Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

SHORT-TERM INSTRUMENTS 100.1%
Certificates of Deposit 8.2%
Chase Manhattan Bank USA
1.150% due 08/06/2004	$600	$600
Citibank New York N.A.
1.190% due 08/20/2004	500	500
1.290% due 09/07/2004	500	500
1.340% due 09/10/2004	400	400
Well Fargo Bank N.A.
1.240% due 07/19/2004	400	400

		2,400

Commercial Paper 79.8%
Anz (Delaware), Inc.
1.030% due 07/08/2004	500	500
Barclays U.S. Funding Corp.
1.110% due 08/25/2004	700	699
CBA (de) Finance
1.150% due 08/09/2004	500	499
1.210% due 08/23/2004	400	399
CDC Commercial Corp.
1.120% due 08/19/2004	700	699
Fannie Mae
1.000% due 07/01/2004	600	600
1.045% due 07/14/2004	300	300
1.055% due 08/04/2004	500	499
1.155% due 08/18/2004	1,400	1,398
1.180% due 08/25/2004	300	299
1.520% due 10/15/2004	1,000	995
Federal Home Loan Bank
1.165% due 07/16/2004	1,000	1,000
1.210% due 09/01/2004	600	599
1.410% due 09/15/2004	500	498
ForeningsSparbanken AB
1.240% due 09/13/2004	500	499
1.560% due 10/21/2004	500	498
Freddie Mac
1.030% due 07/06/2004	400	400
1.200% due 08/09/2004	500	499
1.125% due 08/10/2004	500	499
1.130% due 08/10/2004	1,900	1,898
1.150% due 08/17/2004	500	499
1.220% due 09/20/2004	500	499
1.260% due 09/24/2004	1,000	997
General Electric Capital Corp.
1.040% due 07/08/2004	500	500
1.120% due 08/25/2004	500	499
HBOS Treasury Services PLC
1.145% due 08/09/2004	500	499
1.235% due 09/10/2004	500	499
ING U.S. Funding LLC
1.310% due 09/02/2004	200	200
1.240% due 09/10/2004	500	499
KFW International Finance, Inc.
1.110% due 08/23/2004	700	699
Lloyds TSB Bank PLC
1.185% due 07/21/2004	600	600
National Australia Bank Ltd.
1.210% due 07/19/2004	500	500
Pfizer, Inc.
1.300% due 08/18/2004	500	499
Rabobank USA Financial Corp.
1.390% due 09/07/2004	300	299
Shell Finance (UK) PLC
1.340% due 08/23/2004	600	599
Svenska Handlesbanken
1.295% due 09/24/2004	600	598
Swedish National Housing Finance Corp.
1.070% due 07/15/2004	600	600
Toyota Motor Credit Corp.
1.480% due 09/22/2004	500	498

UBS Finance, Inc.
1.130% due 09/01/2004	$500	$499

		23,359

Repurchase Agreements 10.4%
Credit Suisse First Boston
1.200% due 07/01/2004	2,700	2,700
(Dated 06/30/2004. Collateralized by Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $2,777. Repurchase proceeds are $2,700.)
State Street Bank
0.800% due 07/01/2004	345	345
(Dated 06/30/2004. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $354. Repurchase proceeds are $345.)

		3,045

U.S. Treasury Bills 1.7% 1.225% due 09/09/2004	500	499

Total Short-Term Instruments		29,303
(Cost $29,303)

Total Investments 100.1%		$29,303
(Cost $29,303)

Other Assets and Liabilities (Net) (0.1%)		(19)

Net Assets 100.0%		$29,284

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for

June 30, 2004	Semi-Annual Report	9

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.35%
Administrative Class	0.50%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 0	$0	$0

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1	$1	0	$0
Administrative Class	11,524	11,524	18,326	18,326

Issued as reinvestment of distributions

Institutional Class	0	0	0	0
Administrative Class	80	80	203	203

Cost of shares redeemed

Institutional Class	0	0	0	0
Administrative Class	(9,364)	(9,364)	(17,348)	(17,348)

Net increase resulting from Portfolio share transactions	2,241	$2,241	1,181	$1,181

10	Semi-Annual Report	June 30, 2004

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	100
Administrative Class	1	99

6. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

12	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Foreign Bond Portfolio (U.S. Dollar-Hedged)

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                        Foreign Bond                  J.P. Morgan
                   Portfolio Inst. Class        Non-U.S. Index (Hedged)
                   ---------------------        -----------------------
04/30/2000               $10,000                       $10,000
05/31/2000               $10,041                       $10,080
06/30/2000               $10,115                       $10,128
07/31/2000               $10,181                       $10,201
08/31/2000               $10,187                       $10,203
09/30/2000               $10,223                       $10,291
10/31/2000               $10,232                       $10,374
11/30/2000               $10,401                       $10,558
12/31/2000               $10,602                       $10,675
01/31/2001               $10,747                       $10,802
02/28/2001               $10,847                       $10,895
03/31/2001               $10,973                       $10,977
04/30/2001               $10,882                       $10,903
05/31/2001               $10,947                       $10,959
06/30/2001               $11,005                       $11,019
07/31/2001               $11,152                       $11,120
08/31/2001               $11,255                       $11,213
09/30/2001               $11,264                       $11,259
10/31/2001               $11,584                       $11,465
11/30/2001               $11,479                       $11,416
12/31/2001               $11,424                       $11,321
01/31/2002               $11,504                       $11,334
02/28/2002               $11,541                       $11,344
03/31/2002               $11,511                       $11,286
04/30/2002               $11,620                       $11,377
05/31/2002               $11,615                       $11,392
06/30/2002               $11,800                       $11,539
07/31/2002               $11,883                       $11,651
08/31/2002               $11,996                       $11,791
09/30/2002               $12,123                       $11,925
10/31/2002               $12,140                       $11,920
11/30/2002               $12,215                       $11,942
12/31/2002               $12,379                       $12,114
01/31/2003               $12,538                       $12,209
02/28/2003               $12,685                       $12,293
03/31/2003               $12,614                       $12,278
04/30/2003               $12,670                       $12,305
05/31/2003               $12,843                       $12,501
06/30/2003               $12,806                       $12,436
07/31/2003               $12,645                       $12,298
08/31/2003               $12,547                       $12,209
09/30/2003               $12,664                       $12,343
10/31/2003               $12,543                       $12,228
11/30/2003               $12,536                       $12,239
12/31/2003               $12,675                       $12,354
01/31/2004               $12,716                       $12,409
02/29/2004               $12,829                       $12,528
03/31/2004               $12,855                       $12,561
04/30/2004               $12,827                       $12,463
05/31/2004               $12,810                       $12,442
06/30/2004               $12,788                       $12,426

COUNTRY ALLOCATION ‡

Short-Term Instruments	23.0%
United States	21.3%
Germany	14.3%
Italy	12.5%
United Kingdom	8.9%
Japan	6.3%
Spain	4.5%
Canada	2.7%
Other	6.5%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year		Since Inception*
	Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class (Inception 04/10/00)	0.89%	–	0.14%	6.05%
- - - - - - -	J.P. Morgan Non-U.S. Index (Hedged)	0.59%	–	0.08%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,008.90	$1,025.00
Expenses Paid During Period†	$3.75	$3.78

†Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Securities of issuers located outside the United States, representing at least three foreign countries.

•	The Portfolio’s Institutional Class shares returned 0.89% for the six-months ended June 30, 2004, outperforming the 0.59% return of the J.P. Morgan Non-U.S. Index (Hedged) for the same period.

•	An underweight to U.S. duration was positive for performance as yields rose given stronger growth and fears of aggressive Fed tightening.

•	An overweight to Euroland duration relative to benchmark was a positive for relative performance; these yields rose less as Euroland lagged global growth.

•	An underweight to Japanese government bonds (“JGB”) relative to benchmark was positive for returns. JGB yields rose on strong growth and speculation that the Bank of Japan’s highly accommodative monetary policy stance would soon shift.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds added to returns, outperforming more volatile Treasuries of similar duration, as rates rose.

•	Modest holdings of mortgage securities helped returns, as heavy demand from banks supported the mortgage market.

•	Tactical strategies to exploit wider swap spreads in the U.S. and Europe were positive, as swap spreads widened given the rapid rise in yields.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Foreign Bond Portfolio (U.S. Dollar-Hedged) (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		04/10/2000- 12/31/2000

Net asset value beginning of period	$10.03		$10.07		$9.69		$9.40		$9.48
Net investment income (a)	0.12	(c)	0.27	(c)	0.32	(c)	0.46	(c)	0.40	(c)
Net realized/unrealized gain (loss) on investments (a)	(0.03	)(c)	(0.03	)(c)	0.47	(c)	0.26	(c)	0.17	(c)
Total income from investment operations	0.09		0.24		0.79		0.72		0.57
Dividends from net investment income	(0.11)		(0.28)		(0.37)		(0.43)		(0.39)
Distributions from net realized capital gains	0.00		0.00		(0.04)		0.00		(0.26)
Total distributions	(0.11)		(0.28)		(0.41)		(0.43)		(0.65)
Net asset value end of period	$10.01		$10.03		$10.07		$9.69		$9.40
Total return	0.89%		2.39%		8.36%		7.75%		6.18%
Net assets end of period (000s)	$13		$13		$12		$935		$5,185
Ratio of net expenses to average net assets	0.75	%*	0.78	%(b)	0.75%		0.75%		0.74	%*
Ratio of net investment income to average net assets	2.38	%*(c)	2.69	%(c)	3.36	%(c)	4.80	%(c)	5.67	%*(c)
Portfolio turnover rate	222%		600%		321%		285%		306%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expense to average net assets excluding interest expense is 0.75%.
(c)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the period ending June 30, 2004 by 0.14% and the net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior period amounts, resulting in increases(reductions) to the net investment income ratio of 0.09%, (0.88)%, 0.24% and 0.09% and to the net investment income per share of $0.01, $(0.09), $0.02, and $0.01 in the fiscal years or periods ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$38,651
Cash	1
Foreign currency, at value	923
Receivable for investments sold	466
Receivable for investments sold on delayed delivery basis	7,663
Unrealized appreciation on forward foreign currency contracts	104
Receivable for Portfolio shares sold	32
Interest and dividends receivable	475
Variation margin receivable	123
Swap premiums paid	374
Unrealized appreciation on swap agreements	56
Unrealized appreciation on forward volatility options	5
48,873

Liabilities:

Payable for investments purchased	$674
Payable for investments purchased on delayed delivery basis	6,139
Unrealized depreciation on forward foreign currency contracts	35
Payable for short sale	7,741
Written options outstanding	64
Accrued investment advisory fee	7
Accrued administration fee	14
Accrued servicing fee	3
Recoupment payable to Manager	1
Swap premiums received	81
Unrealized depreciation on swap agreements	246
Other liabilities	12
15,017

Net Assets	$33,856

Net Assets Consist of:

Paid in capital	$33,668
(Overdistributed) net investment income	(1,509)
Accumulated undistributed net realized gain	734
Net unrealized appreciation	963
$33,856

Net Assets:

Institutional Class	$13
Administrative Class	33,843

Shares Issued and Outstanding:

Institutional Class	1
Administrative Class	3,381

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.01
Administrative Class	10.01

Cost of Investments Owned	$37,676
Cost of Foreign Currency Held	$919

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Foreign Bond Portfolio (U.S. Dollar-Hedged)

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$522
Dividends	3
Total Income	525

Expenses:

Investment advisory fees	41
Administration fees	82
Distribution and/or servicing fees - Administrative Class	24
Miscellaneous expense	1
Total Expenses	148

Net Investment Income	377

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	113
Net realized gain on futures contracts, options, and swaps	12
Net realized gain on foreign currency transactions	552
Net change in unrealized (depreciation) on investments	(1,698)
Net change in unrealized appreciation on futures contracts, options, and swaps	152
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	773
Net (Loss)	(96)

Net Increase in Assets Resulting from Operations	$281

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Foreign Bond Portfolio (U.S. Dollar-Hedged)

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$377	$687
Net realized gain (loss)	677	(492)
Net change in unrealized appreciation (depreciation)	(773)	99
Net increase resulting from operations	281	294

Distributions to Shareholders:

From net investment income
Institutional Class	0	0
Administrative Class	(346)	(709)
Total Distributions	(346)	(709)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	0	0
Administrative Class	5,130	21,710

Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	346	709

Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(3,923)	(6,424)
Net increase resulting from Portfolio share transactions	1,553	15,995

Total Increase in Net Assets	1,488	15,580

Net Assets:

Beginning of period	32,368	16,788
End of period*	$33,856	$32,368

*Including (overdistributed) net investment income of:	$(1,509)	$(1,540)

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

AUSTRALIA 0.2%

Crusade Global Trust
1.580% due 02/15/2030 (a)		$14	$14
Medallion Trust
1.370% due 07/12/2031 (a)		27	27
National Australia Bank Ltd.
1.883% due 05/19/2010 (a)		50	50

Total Australia (Cost $91)			91

AUSTRIA (i)(j) 1.5%

Republic of Austria
5.250% due 01/04/2011	EC	300	393
3.800% due 10/20/2013		100	117

Total Austria (Cost $447)			510

BRAZIL 0.3%

Republic of Brazil
2.062% due 04/15/2006 (a)		$32	32
2.125% due 04/15/2009 (a)		17	15
2.125% due 04/15/2012 (a)		67	56

Total Brazil (Cost $105)			103

CANADA (i)(j) 3.1%

Commonwealth of Canada
6.000% due 06/01/2008	C$	500	399
5.500% due 06/01/2009		200	157
5.500% due 06/01/2010		300	235
6.000% due 06/01/2011		300	241

Total Canada (Cost $966)			1,032

CAYMAN ISLANDS (i)(j) 1.6%

Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	250	310
Vita Capital Ltd.
2.460% due 01/01/2007 (a)		$250	252

Total Cayman Islands (Cost $554)			562

DENMARK (i)(j) 0.2%

Nykredit Konvertible
6.000% due 10/01/2029	DK	358	61

Total Denmark (Cost $39)			61

FRANCE (i)(j) 0.8%

Republic of France
4.000% due 04/25/2009	EC	80	99
4.000% due 10/25/2009		30	37
5.500% due 04/25/2010		110	146

Total France (Cost $200)			282

GERMANY (i)(j) 16.3%

KFW International Finance, Inc.
3.500% due 11/15/2005	EC	100	124
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		30	39
Republic of Germany
4.500% due 07/04/2009		10	13
5.250% due 07/04/2010		300	394
5.250% due 01/04/2011		300	394
5.000% due 01/04/2012		100	129

4.500% due 01/04/2013	EC	80	$100
6.250% due 01/04/2024		600	866
5.000% due 07/04/2027		590	880
5.625% due 01/04/2028		1,800	2,414
4.750% due 07/04/2028		30	36
5.500% due 01/04/2031		100	133

Total Germany (Cost $5,173)			5,522

ITALY (i)(j) 14.3%

First Italian Auto Transaction
2.240% due 07/12/2008 (a)	EC	26	32
Republic of Italy
2.125% due 02/01/2006		400	539
3.500% due 01/15/2008		2,700	3,311
4.500% due 05/01/2009		360	456
4.250% due 11/01/2009		60	75
5.500% due 11/01/2010		110	146
Seashell Securities PLC
2.359% due 10/25/2028 (a)		148	180
Telecom Italia SpA
5.625% due 02/01/2007 (a)		70	90

Total Italy (Cost $4,738)			4,829

JAPAN (i)(j) 7.3%
Government of Japan
0.300% due 12/20/2007	JY	60,000	548
1.500% due 12/20/2011		167,000	1,544
1.600% due 09/20/2013		30,000	273
Japan Financial Corp.
5.875% due 03/14/2011		$80	86

Total Japan (Cost $2,399)			2,451

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.125% due 07/28/2004		$30	30

Total Liberia (Cost $30)			30

LUXEMBOURG 0.3%

Tyco International Group S.A.
5.875% due 11/01/2004		$100	101

Total Luxembourg (Cost $101)			101

MEXICO 0.3%

Pemex Project Funding Master Trust
8.625% due 02/01/2022		$20	21
Petroleos Mexicanos
8.850% due 09/15/2007		20	22
9.375% due 12/02/2008		30	34

Total Mexico (Cost $70)			77

NETHERLANDS (i)(j) 0.8%

Kingdom of Netherlands
6.000% due 01/15/2006	EC	200	256

Total Netherlands (Cost $192)			256

NEW ZEALAND (i)(j) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	86	68

Total New Zealand (Cost $47)			68

PANAMA 0.1%

Republic of Panama
9.375% due 01/16/2023		$40	$41

Total Panama (Cost $40)			41

PERU 0.1%

Republic of Peru
5.000% due 03/07/2017 (a)		$36	32

Total Peru (Cost $30)			32

RUSSIA 0.2%

Russian Federation
10.000% due 06/26/2007		$60	68

Total Russia (Cost $70)			68

SOUTH AFRICA 0.3%

Republic of South Africa
8.375% due 10/17/2006		$105	115

Total South Africa (Cost $118)			115

SPAIN (i)(j) 5.1%

Kingdom of Spain
4.950% due 07/30/2005	EC	30	38
5.150% due 07/30/2009		1,210	1,579
4.000% due 01/31/2010		100	123

Total Spain (Cost $1,608)			1,740

SUPRANATIONAL (i)(j) 0.2%

Eurofima
4.750% due 07/07/2004	SK	600	80

Total Supranational (Cost $70)			80

UNITED KINGDOM (i)(j) 10.2%

Haus Ltd.
2.347% due 12/14/2037 (a)	EC	72	88
Lloyds TSB Bank PLC
5.625% due 07/15/2049		40	52
1.500% due 11/29/2049 (a)		$100	86
United Kingdom Gilt
5.000% due 03/07/2012	BP	700	1,262
5.000% due 09/07/2014		1,100	1,962

Total United Kingdom (Cost $3,461)			3,450

UNITED STATES (i)(j) 24.3%
Asset-Backed Securities 3.2%

Ameriquest Mortgage Securities, Inc.
1.710% due 03/25/2033 (a)		$43	43
Amortizing Residential Collateral Trust
1.650% due 10/25/2031 (a)		15	15
1.590% due 07/25/2032 (a)		26	26
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.770% due 06/25/2029 (a)		5	5
Credit-Based Asset Servicing and Securitization
1.620% due 06/25/2032 (a)		36	36
CS First Boston Mortgage Securities Corp.
1.610% due 01/25/2032 (a)		9	9
6.500% due 04/25/2033		47	48

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Fieldstone Mortgage Investment Corp.
1.590% due 01/25/2035 (a)		$92	$92
First Alliance Mortgage Loan Trust
1.320% due 12/20/2027 (a)		6	6
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)		186	187
Home Equity Asset Trust
1.710% due 03/25/2033 (a)		20	20
1.450% due 08/25/2034 (a)		96	96
Household Mortgage Loan Trust
1.390% due 05/20/2032 (a)		32	32
Irwin Home Equity Loan Trust
1.820% due 06/25/2028 (a)		34	34
Long Beach Mortgage Loan Trust
1.620% due 07/25/2033 (a)		30	30
MLCC Mortgage Investors, Inc.
1.618% due 03/15/2025 (a)		38	38
Morgan Stanley Dean Witter Capital I, Inc.
1.670% due 07/25/2030 (a)		6	6
1.630% due 07/25/2032 (a)		22	22
Novastar Home Equity Loan
1.575% due 04/25/2028 (a)		11	11
1.580% due 01/25/2031 (a)		10	10
Providian Home Equity Loan Trust
1.590% due 06/25/2025 (a)		9	9
Quest Trust
1.291% due 06/25/2034 (a)		200	200
Residential Asset Securities Corp.
1.550% due 07/25/2032 (a)		66	66
Structured Asset Investment Loan Trust
1.200% due 04/25/2033 (a)		26	26

			1,067

Corporate Bonds & Notes 3.3%
Comcast Corp.
7.050% due 03/15/2033		100	104
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)		100	100
Ford Motor Credit Co.
7.500% due 03/15/2005		200	T207
General Motors Acceptance Corp.
6.875% due 09/09/2004	B	P75	137
2.135% due 05/18/2006 (a)		100	100
J.P. Morgan Chase & Co., Inc.
6.772% due 02/15/2012 (a)		$10	10
KFW International Finance, Inc.
1.750% due 03/23/2010	JY	11,000	105
Morgan Stanley Capital I, Inc.
1.378% due 04/15/2016 (a)		$200	200
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)		110	110
UFJ Finance Aruba AEC
6.750% due 07/15/2013		40	41

			1,114

Mortgage-Backed Securities 6.0%
Bear Stearns Adjustable Rate Mortgage Trust
6.912% due 12/25/2040 (a)		1	1
Bear Stearns Commercial Mortgage Securities
1.350% due 05/14/2016 (a)		200	200
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	112
Commercial Mortgage Pass-Through Certificates
1.408% due 07/15/2015 (a)		197	197
1.280% due 11/15/2015 (a)		199	199
CS First Boston Mortgage Securities Corp.
1.082% due 08/25/2033 (a)		58	58
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		5	5
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		100	108
Impac Secured Assets CMN Owner Trust
1.490% due 08/25/2034 (a)		200	200

Mellon Residential Funding Corp.
1.678% due 12/15/2030 (a)	$110	$110
Sequoia Mortgage Trust
1.390% due 08/20/2032 (a)	76	75
Structured Asset Mortgage Investments, Inc.
1.390% due 09/19/2032 (a)	199	199
1.421% due 09/19/2032 (a)	80	80
1.450% due 03/19/2034 (a)	194	193
Structured Asset Securities Corp.
1.590% due 01/25/2033 (a)	25	25
Wachovia Bank Commercial Mortgage Trust
1.428% due 06/15/2013 (a)	200	200
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	9	9
5.159% due 10/25/2032 (a)	15	15
3.065% due 02/27/2034 (a)	51	51
Wells Fargo Mortgage-Backed Securities Trust
4.614% due 09/25/2032 (a)	4	4

		2,041

Municipal Bonds & Notes 1.2%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013	100	112
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	100	97
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023	100	101
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	100	97

		407

U.S. Government Agencies 8.2%
Fannie Mae
4.640% due 01/30/2008	200	200
1.650% due 01/25/2016 (a)	15	15
5.500% due 11/01/2016-07/15/2034 (c)	1305	1,335
5.000% due 09/01/2018	177	177
5.213% due 04/01/2033 (a)	47	47
1.420% due 03/25/2034 (a)	194	193
Freddie Mac
6.530% due 11/26/2012	300	319
5.000% due 09/15/2016	45	46
3.430% due 02/01/2029 (a)	60	62
Government National Mortgage Association
4.375% due 04/20/2028 (a)	5	5
4.000% due 04/20/2030-05/20/2030 (a)(c)	33	34
3.250% due 06/20/2030 (a)	38	38
Tennessee Valley Authority
4.875% due 12/15/2016	300	313

		2,784

U.S. Treasury Obligations 1.8%
3.500% due 01/15/2011	324	360
1.875% due 07/15/2013	102	101
3.625% due 04/15/2028	116	142

		603

Preferred Security 0.6%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	20	215

Total United States (Cost $8,204)		8,231

PURCHASED CALL OPTIONS 0.0%
	Principal Amount (000s)
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009	$200	8

Total Purchased Call Options (Cost $10)		8

PURCHASED PUT OPTIONS 0.1%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250% ** Exp. 04/27/2009	$200	$13

Total Purchased Put Options (Cost $14)		13

SHORT-TERM INSTRUMENTS 26.3%

Commercial Paper 23.3%
AB Spintab
1.260% due 09/08/2004	$200	199
Bank of Ireland
1.285% due 09/03/2004	500	499
CBA (de) Finance
1.210% due 08/23/2004	200	200
Fannie Mae
1.010% due 10/01/2004	200	199
Freddie Mac
1.440% due 09/14/2004	200	199
1.465% due 09/28/2004	300	299
HBOS Treasury Services PLC
1.035% due 07/01/2004	300	300
1.475% due 09/13/2004	600	598
1.585% due 10/26/2004	100	99
ING U.S. Funding LLC
1.325% due 09/07/2004	100	100
1.345% due 09/09/2004	300	299
KFW International Finance, Inc.
1.110% due 08/20/2004	400	399
Lloyds TSB Bank PLC
1.185% due 07/21/2004	400	400
National Australia Funding, Inc.
1.050% due 07/02/2004	900	900
Royal Bank of Scotland PLC
1.030% due 07/06/2004	900	900
Shell Finance (UK) PLC
1.230% due 08/11/2004	500	499
Svenska Handlesbanken
1.090% due 08/05/2004	400	399
1.295% due 09/24/2004	600	598
Toyota Motor Credit Corp.
1.330% due 09/07/2004	400	399
UBS Finance, Inc.
1.245% due 09/13/2004	400	399

		7,884

Repurchase Agreement 1.8%
State Street Bank
0.800% due 07/01/2004	594	594

(Dated 06/30/2004. Collateralized by Freddie Mac 2.875% due 10/15/2005 valued at $606. Repurchase proceeds are $594.)

U.S. Treasury Bills 1.2%
1.256% due 09/02/2004-09/16/2004 (c)(d)	420	420

Total Short-Term Instruments (Cost $8,899)		8,898

Total Investments 114.2%		$38,651
(Cost $37,676)

Written Options (g) (0.2%)		(64)
(Premiums $128)

Other Assets and Liabilities (Net) (14.0%)		(4,731)

Net Assets 100.0%		$33,856

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2004 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $419 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor June Long Futures	06/2005	8	$(5)
Euro-Bund 10-Year Note Long Futures	09/2004	55	58
Government of Japan 10-Year
Note Long Futures	09/2004	5	(21)
U.S. Treasury 10-Year Note Long Futures	09/2004	66	85
U.S. Treasury 5-Year Note Long Futures	09/2004	4	1
			$118

(e) Swap agreements outstanding at June 30, 2004:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation )
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2017	BP	200	$3

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 03/20/2018		300	(1)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/20/2018		500	5

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 03/20/2018		800	10

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		600	4

Receive a fixed rate equal to 3.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 09/15/2005	EC	2,800	16

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 03/15/2007		200	(1)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co.
Exp. 06/17/2010		200	(5)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 06/17/2012	EC	100	(16)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A.
Exp. 06/18/2012		200	(10)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Citibank N.A.
Exp. 12/15/2014		1,080	(10)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014		200	(2)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014		2,500	(27)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co.
Exp. 03/20/2018		1,000	0

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 03/20/2018		400	2

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		200	1

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2031		100	(18)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/17/2031		100	(19)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%.
Counterparty: Goldman Sachs & Co.
Exp. 02/08/2006	H$	3,000	(22)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.235%.
Counterparty: Goldman Sachs & Co.
Exp. 12/17/2008		7,100	(16)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.
Counterparty: Goldman Sachs & Co.
Exp. 05/18/2010	JY	17,000	(8)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co.
Exp. 09/21/2011		40,000	4

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.800%.
Counterparty: UBS Warburg LLC
Exp. 03/20/2012		50,000	7

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-STIBOR.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 06/17/2008	SK	2,600	1

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-STIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 06/17/2008	$4,100	2

Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-STIBOR.
Counterparty: Barclays Bank PLC
Exp. 06/17/2008	2,500	1

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/30/2004	100	0

Receive a fixed rate equal to 0.960% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Goldman Sachs & Co.
Exp. 01/28/2005	100	0

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 12/15/2009	1,900	(18)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc.
Exp. 12/15/2009	100	0

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America
Exp. 12/15/2014	1,800	(28)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 12/15/2014	600	(9)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014	800	(12)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Bank of America
Exp. 12/15/2024	900	(24)
		$ (190)

(f) Written options with premiums to be determined on a future date:
Type	# of Contracts	Unrealized Appreciation
Call & Put–OTC % U.S. Dollar Forward Delta /Neutral Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
Counterparty: AIG International, Inc.
Exp. 12/18/2012	80	$ 5

10	Semi-Annual Report	June 30, 2004	See accompanying notes

(g) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures		$115.000		08/27/2004	6	$2	$0
Call - CBOT U.S. Treasury Note September Futures		114.000		08/27/2004	1	1	0
						$3	$0
Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$300	$3	$0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	800	8	0
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	300	2	1
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	800	7	1
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	1,000	43	40
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	1,000	43	17
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	300	8	1
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	300	11	4
						$125	$64

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**The Portfolio will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at June 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$400	$431	$ 426
U.S. Treasury Note	5.750	08/15/2010	100	109	107
U.S. Treasury Note	4.375	08/15/2012	500	498	494
U.S. Treasury Note	3.875	02/15/2013	900	861	846
U.S. Treasury Note	3.625	05/15/2013	2,400	2,248	2,212
U.S. Treasury Note	4.250	08/15/2013	1,100	1,074	1,055
U.S. Treasury Note	3.000	02/15/2009	2,600	2,520	2,524
				$7,741	$ 7,664

(i) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	1,058	07/2004	$5	$0	$5
Buy	BR	36	07/2004	0	0	0
Sell	C$	1,431	07/2004	0	(17)	(17)
Buy	CP	1,246	08/2004	0	0	0
Sell	DK	679	09/2004	1	0	1
Buy	EC	266	07/2004	0	(1)	(1)
Sell		8,362	07/2004	96	0	96
Buy	H$	47	07/2004	0	0	0
Buy		420	09/2004	0	0	0
Sell	JY	226,587	07/2004	0	(17)	(17)
Buy	KW	6,966	07/2004	0	0	0
Buy		27,912	09/2004	0	0	0
Buy	MP	156	08/2004	0	0	0
Sell	N$	87	07/2004	0	0	0
Buy	PN	24	08/2004	0	0	0
Buy	RR	199	07/2004	0	0	0
Buy	S$	10	07/2004	0	0	0
Sell	SK	559	09/2004	1	0	1
Buy	SR	67	08/2004	1	0	1
Sell		24	08/2004	0	0	0
Buy	SV	364	08/2004	0	0	0

				$104	$(35)	$69

(j) Principal amount denoted in indicated currency:

BP	-	British Pound
BR	-	Brazilian Real
C$	-	Canadian Dollar
CP	-	Chilean Peso
DK	-	Danish Krone
EC	-	Euro
H$	-	Hong Kong Dollar
JY	-	Japanese Yen
KW	-	South Korean Won
MP	-	Mexican Peso
N$	-	New Zealand Dollar
PN	-	Peruvian New Sol
RR	-	Russian Ruble
S$	-	Singapore Dollar
SK	-	Swedish Krona
SR	-	South African Rand
SV	-	Slovakian Koruna

See accompanying notes	June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and

12	Semi-Annual Report	June 30, 2004

delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased(decreased) net investment income by $46,353 and $26,213, and net realized (loss) by $(52,329) and $(14,876) and net change in unrealized appreciation(depreciation) by $5,976 and $(11,338) for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

14	Semi-Annual Report	June 30, 2004

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.90%
Administrative Class	0.75%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$41,893	$44,886	$31,637	$32,974

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$141
Sales	43
Closing Buys	(19)
Expirations	(37)
Exercised	0
Balance at 06/30/2004	$128

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 1,188	$(213)	$975

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	0	$0	0	$0
Administrative Class	511	5,130	2,126	21,710

Issued as reinvestment of distributions

Institutional Class	0	0	0	0
Administrative Class	34	346	70	709

Cost of shares redeemed

Institutional Class	0	0	0	0
Administrative Class	(390)	(3,923)	(635)	(6,424)

Net increase resulting from Portfolio share transactions	155	$1,553	1,561	$15,995

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	100
Administrative Class	3	98

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated

16	Semi-Annual Report	June 30, 2004

and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	17

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

SHORT-TERM PORTFOLIO

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Short-Term Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                           [CHART]

                        Short-Term Portfolio         Citigroup 3-Month
                             Inst. Class            Treasury Bill Index
                        --------------------        -------------------
04/30/2000                 $10,000                      $10,000
05/31/2000                 $10,058                      $10,049
06/30/2000                 $10,114                      $10,096
07/31/2000                 $10,174                      $10,145
08/31/2000                 $10,249                      $10,195
09/30/2000                 $10,318                      $10,246
10/31/2000                 $10,377                      $10,299
11/30/2000                 $10,433                      $10,352
12/31/2000                 $10,464                      $10,407
01/31/2001                 $10,539                      $10,460
02/28/2001                 $10,600                      $10,505
03/31/2001                 $10,644                      $10,552
04/30/2001                 $10,664                      $10,592
05/31/2001                 $10,727                      $10,631
06/30/2001                 $10,746                      $10,665
07/31/2001                 $10,852                      $10,699
08/31/2001                 $10,914                      $10,731
09/30/2001                 $11,005                      $10,762
10/31/2001                 $11,075                      $10,790
11/30/2001                 $11,104                      $10,813
12/31/2001                 $11,153                      $10,832
01/31/2002                 $11,155                      $10,849
02/28/2002                 $11,171                      $10,864
03/31/2002                 $11,177                      $10,879
04/30/2002                 $11,230                      $10,895
05/31/2002                 $11,269                      $10,911
06/30/2002                 $11,293                      $10,927
07/31/2002                 $11,292                      $10,943
08/31/2002                 $11,335                      $10,958
09/30/2002                 $11,356                      $10,974
10/31/2002                 $11,404                      $10,989
11/30/2002                 $11,477                      $11,003
12/31/2002                 $11,508                      $11,016
01/31/2003                 $11,548                      $11,028
02/28/2003                 $11,582                      $11,038
03/31/2003                 $11,615                      $11,049
04/30/2003                 $11,648                      $11,060
05/31/2003                 $11,679                      $11,071
06/30/2003                 $11,694                      $11,081
07/31/2003                 $11,652                      $11,090
08/31/2003                 $11,656                      $11,099
09/30/2003                 $11,715                      $11,108
10/31/2003                 $11,707                      $11,117
11/30/2003                 $11,720                      $11,126
12/31/2003                 $11,761                      $11,134
01/31/2004                 $11,773                      $11,143
02/29/2004                 $11,795                      $11,151
03/31/2004                 $11,807                      $11,160
04/30/2004                 $11,796                      $11,169
05/31/2004                 $11,807                      $11,178
06/30/2004                 $11,806                      $11,187

SECTOR BREAKDOWN‡

Short-Term Instruments	75.2%
Corporate Bonds & Notes	9.7%
U.S. Government Agencies	5.7%
Asset-Backed Securities	3.4%
U.S. Treasury Obligation	2.9%
Mortgage-Backed Securities	2.5%
Other	0.6%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Short-Term Portfolio Institutional Class (Inception 04/28/00)	0.39%	0.96%	4.07%
- - - - - - -	Citigroup 3-Month Treasury Bill Index	0.47%	0.96%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,003.90	$1,025.00
Expenses Paid During Period†	$2.24	$2.27

†Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The total return performance of the Portfolio’s Institutional Class was 0.39% for the six-month period ended June 30, 2004, versus a return of 0.47% for the benchmark Citigroup 3-Month Treasury Bill Index during the same period.

•	Interest rate strategies including a duration longer than the effective benchmark and yield curve positioning that was broader than benchmark were negative for returns as rates increased during the period.
•	An emphasis on mortgage securities boosted returns. Heavy demand by banks during the first quarter 2004 and a decline in volatility late in the second quarter supported mortgage performance.

•	An emphasis on corporate securities was slightly positive. During the first quarter, their yield advantage offset concerns about slower growth and profits, but during the second quarter returns were slightly negative as rates increased.

•	Emerging market (“EM”) bonds detracted from performance during the period. Heightened new issuance weighed on the sector and leveraged tactical investors sold EM bonds as rates rose.

•	Short maturity Eurozone issues added value amid expectations for slower growth and lower inflation in Europe.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Short-Term Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		04/28/2000- 12/31/2000

Net asset value beginning of period	$10.10		$10.08		$10.08		$10.01		$10.00
Net investment income (a)	0.04	(d)	0.14	(d)	0.30	(d)	0.53	(d)	0.45
Net realized/unrealized gain (loss) on investments (a)	0.00	(d)	0.08	(d)	(0.01	)(d)	0.12	(d)	0.01
Total income from investment operations	0.04		0.22		0.31		0.65		0.46
Dividends from net investment income	(0.06)		(0.19)		(0.30)		(0.54)		(0.45)
Distributions from net realized capital gains	0.00		(0.01)		(0.01)		(0.04)		0.00
Total distributions	(0.06)		(0.20)		(0.31)		(0.58)		(0.45)
Net asset value end of period	$10.08		$10.10		$10.08		$10.08		$10.01
Total return	0.39%		2.20%		3.18%		6.59%		4.64%
Net assets end of period (000s)	$26,451		$14,932		$4,893		$4,093		$3,388
Ratio of net expenses to average net assets	0.45	%*	0.45%		0.45%		0.47	%(b)(c)	0.45%*
Ratio of net investment income to average net assets	1.05	%*(d)	1.36	%(d)	2.99	%(d)	5.27	%(d)	6.56%*
Portfolio turnover rate	136%		199%		60%		94%		281%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.46%.
(d)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to (reduce) the net investment income ratio for the period ending June 30, 2004 by (0.03)% and the net investment income per share by $0.00. For consistency, similar reclassifications have been made to prior year amounts, resulting in (reductions) to the net investment income ratio of (0.09)%, 0.00% and (0.03)% and to the net investment income per share of $(0.01), $0.00 and $0.00 in the fiscal years ending December 31, 2003, 2002, and 2001, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Short-Term Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$34,003
Cash	101
Foreign currency, at value	24
Receivable for investments sold on delayed delivery basis	794
Unrealized appreciation on forward foreign currency contracts	1
Receivable for Portfolio shares sold	2
Interest and dividends receivable	97
Variation margin receivable	11
Swap premiums paid	8
Unrealized appreciation on swap agreements	12
35,053

Liabilities:

Payable for investments purchased	$944
Payable for short sale	805
Written options outstanding	2
Payable for Portfolio shares redeemed	2
Accrued investment advisory fee	7
Accrued administration fee	5
Accrued servicing fee	1
Recoupment payable to Manager	1
Other liabilities	1
1,768

Net Assets	$33,285

Net Assets Consist of:

Paid in capital	$33,263
(Overdistributed) net investment income	(32)
Accumulated undistributed net realized gain	65
Net unrealized (depreciation)	(11)
$33,285

Net Assets:

Institutional Class	$26,451
Administrative Class	6,834

Shares Issued and Outstanding:

Institutional Class	2,623
Administrative Class	678

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.08
Administrative Class	10.08

Cost of Investments Owned	$34,018
Cost of Foreign Currency Held	$24

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Short-Term Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$190
Total Income	190

Expenses:

Investment advisory fees	32
Administration fees	25
Distribution and/or servicing fees - Administrative Class	5
Total Expenses	62

Net Investment Income	128

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	5
Net realized gain on futures contracts, options, and swaps	38
Net realized (loss) on foreign currency transactions	(1)
Net change in unrealized (depreciation) on investments	(35)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(26)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1
Net (Loss)	(18)

Net Increase in Assets Resulting from Operations	$110

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Short-Term Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$128	$207
Net realized gain	42	100
Net change in unrealized depreciation	(60)	(13)
Net increase resulting from operations	110	294

Distributions to Shareholders:

From net investment income
Institutional Class	(110)	(160)
Administrative Class	(34)	(97)

From net realized capital gains
Institutional Class	0	(18)
Administrative Class	0	(8)
Total Distributions	(144)	(283)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	14,588	12,584
Administrative Class	1,448	3,690

Issued as reinvestment of distributions
Institutional Class	110	178
Administrative Class	34	105

Cost of shares redeemed
Institutional Class	(3,155)	(2,724)
Administrative Class	(586)	(2,197)
Net increase resulting from Portfolio share transactions	12,439	11,636

Total Increase in Net Assets	12,405	11,647

Net Assets:

Beginning of period	20,880	9,233
End of period*	$33,285	$20,880

*Including (overdistributed) net investment income of:	$(32)	$(16)

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Short-Term Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 9.9%
Banking & Finance 2.2%
Bear Stearns Cos., Inc.
1.940% due 09/21/2004 (a)	$100	$100
Bombardier Capital, Inc.
7.500% due 08/15/2004	100	100
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	80	84
Ford Motor Credit Co.
6.700% due 07/16/2004	250	250
General Motors Acceptance Corp.
5.750% due 11/05/2004	50	51
2.400% due 10/20/2005 (a)	100	101
Household Finance Corp.
6.700% due 11/15/2005	40	42

		728

Industrials 3.6%
Alcan, Inc.
1.623% due 12/08/2004 (a)	40	40
DaimlerChrysler North America Holding Corp.
3.400% due 12/15/2004	220	221
7.400% due 01/20/2005	110	113
FedEx Corp.
1.390% due 04/01/2005 (a)	100	100
Fort James Corp.
6.625% due 09/15/2004	10	10
Halliburton Co.
2.650% due 10/17/2005 (a)	50	51
MGM Mirage, Inc.
6.950% due 02/01/2005	40	41
6.625% due 02/01/2005	20	20
PanAmSat Corp.
6.125% due 01/15/2005	40	41
Petroleos Mexicanos
6.500% due 02/01/2005	150	154
Pioneer National Resources Co.
8.875% due 04/15/2005	50	52
TCI Communications, Inc.
8.650% due 09/15/2004	40	41
Time Warner, Inc.
7.975% due 08/15/2004	100	101
Tyco International Group S.A.
5.875% due 11/01/2004	100	101
Weyerhaeuser Co.
5.500% due 03/15/2005	15	15
Yum! Brands, Inc.
7.450% due 05/15/2005	100	104

		1,205

Utilities 4.1%
Carolina Telephone & Telegraph
7.250% due 12/15/2004	200	204
Centerior Energy Corp.
7.670% due 07/01/2004	100	100
Dominion Resources, Inc.
2.800% due 02/15/2005	100	100
Edison International, Inc.
6.875% due 09/15/2004	160	161
Entergy Gulf States, Inc.
3.600% due 06/01/2008	100	97
Ohio Edison Co.
4.000% due 05/01/2008	30	29
PPL Capital Funding Trust I
7.290% due 05/18/2006	80	84
Reliant Energy Resources Corp.
8.125% due 07/15/2005	100	105
SBC Communications, Inc.
4.206% due 06/05/2005	110	112
Sprint Capital Corp.
7.900% due 03/15/2005	360	373

		1,365

Total Corporate Bonds & Notes (Cost $3,302)		3,298

U.S. GOVERNMENT AGENCIES 5.8%

Fannie Mae
4.500% due 02/25/2008	$100	$102
6.000% due 06/01/2017	60	63
5.337% due 10/01/2031 (a)	78	80
1.420% due 03/25/2034 (a)	214	213
1.880% due 08/25/2043	36	36
5.500% due 11/01/2016-09/01/2017 (d)	350	359
Federal Home Loan Bank
6.270% due 08/26/2004	175	173
Freddie Mac
3.960% due 08/02/2006	100	100
4.000% due 08/02/2006	100	100
4.250% due 07/12/2006	300	300
9.500% due 12/01/2019	88	99
5.750% due 06/15/2029	1	1
6.000% due 12/15/2031	100	101
6.500% due 08/01/2032	20	21
5.500% due 08/15/2004-08/15/2030 (d)	41	41
Government National Mortgage Association
3.000% due 02/20/2032 (a)	127	123
6.000% due 03/15/2032	23	24

Total U.S. Government Agencies (Cost $1,946)		1,936

U.S. TREASURY OBLIGATIONS 2.9%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	154	165
3.625% due 01/15/2008	396	433
U.S. Treasury Note
1.875% due 12/31/2005	390	387

Total U.S. Treasury Obligations (Cost $989)		985

MORTGAGE-BACKED SECURITIES 2.6%

Bank of America Mortgage Securities, Inc.
6.406% due 07/25/2032 (a)	16	16
5.667% due 10/20/2032 (a)	14	14
Bear Stearns Adjustable Rate Mortgage Trust
4.802% due 12/25/2033 (a)	39	40
4.357% due 01/25/2034 (a)	38	39
1.580% due 02/25/2034 (a)	61	62
Bear Stearns Commercial Mortgage Securities
1.500% due 05/14/2016 (a)	100	100
Countrywide Home Loans, Inc.
4.991% due 09/19/2032 (a)	9	9
CS First Boston Mortgage Securities Corp.
1.726% due 03/25/2032 (a)	150	151
5.738% due 05/25/2032 (a)	11	11
First Republic Mortgage Loan Trust
1.538% due 08/15/2032 (a)	83	83
Mellon Residential Funding Corp.
1.678% due 12/15/2030 (a)	55	55
Sequoia Mortgage Funding Co
0.800% due 10/21/2007 (b)	1,842	19
Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)	80	80
Structured Asset Securities Corp.
1.590% due 01/25/2033 (a)	25	25
1.800% due 11/25/2033 (a)	17	17
Structured Assets Securities Corp.
1.800% due 07/25/2032 (a)	50	50
Wachovia Bank Commercial Mortgage Trust
1.428% due 06/15/2013 (a)	40	40
Washington Mutual Mortgage Securities Corp.
5.159% due 10/25/2032 (a)	12	12
2.629% due 06/25/2042 (a)	42	42

Total Mortgage-Backed Securities (Cost $865)		865

ASSET-BACKED SECURITIES 3.5%

Ameriquest Mortgage Securities, Inc.
1.460% due 06/25/2005 (a)	$151	$151
1.450% due 11/25/2033 (a)	30	30
Bear Stearns Asset-Backed Securities, Inc.
1.630% due 10/25/2032 (a)	12	12
CDC Mortgage Capital Trust
1.640% due 01/25/2032 (a)	10	10
1.670% due 08/25/2033 (a)	18	18
Centex Home Equity Loan Trust
1.600% due 09/25/2033 (a)	36	36
Chase Funding Loan Acquisition Trust
1.540% due 07/25/2030 (a)	7	7
1.650% due 07/25/2031 (a)	5	5
Contimortgage Home Equity Loan Trust
1.418% due 04/15/2029 (a)	58	58
Countrywide Asset-Backed Certificates
1.670% due 05/25/2032 (a)	17	17
CS First Boston Mortgage Securities Corp.
1.740% due 08/25/2032 (a)	7	7
Equifirst Mortgage Loan Trust
1.400% due 01/25/2034 (a)	94	94
Financial Asset Securities Corp. AAA Trust
1.230% due 09/25/2033 (a)	5	5
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.650% due 09/25/2032 (a)	17	17
2.820% due 02/25/2034 (a)	28	28
First Franklin Mtg Loan Asset Backed Certificates
1.420% due 07/25/2033 (a)	60	60
HFC Home Equity Loan Asset-Backed Certificates
1.630% due 10/20/2032 (a)	52	52
Home Equity Asset Trust
1.760% due 02/25/2033 (a)	35	35
1.710% due 03/25/2033 (a)	20	20
Home Equity Mortgage Trust
1.550% due 04/25/2034 (a)	33	34
Irwin Home Equity Loan Trust
1.570% due 07/25/2032 (a)	30	30
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.640% due 08/25/2033 (a)	39	39
Morgan Stanley Dean Witter Capital I, Inc.
1.670% due 07/25/2030 (a)	3	3
Novastar Home Equity Loan
1.630% due 09/25/2031 (a)	10	10
Quest Trust
1.291% due 06/25/2034 (a)	100	100
Renaissance Home Equity Loan Trust
1.740% due 08/25/2033 (a)	94	95
Residential Asset Mortgage Products, Inc.
1.630% due 12/25/2033 (a)	44	44
Residential Asset Securities Corp.
1.420% due 06/25/2025 (a)	86	86
Saxon Asset Securities Trust
1.570% due 01/25/2032 (a)	8	8
1.700% due 12/25/2032 (a)	11	12
Sears Credit Account Master Trust
5.250% due 10/16/2008	8	8
Structured Asset Investment Loan Trust
1.200% due 04/25/2033 (a)	13	13
Terwin Mortgage Trust
1.880% due 09/25/2033 (a)	9	9

Total Asset-Backed Securities (Cost $1,152)		1,153

SOVEREIGN ISSUES 0.5%

Republic of Brazil
2.062% due 04/15/2006 (a)	93	91
10.000% due 01/16/2007	10	11
2.125% due 04/15/2009 (a)	62	57

Total Sovereign Issues (Cost $154)		159

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 0.1%

Tyco International Group S.A.
4.375% due 11/19/2004	EC	20	$24

Total Foreign Currency-Denominated Issues (Cost $24)			24

SHORT-TERM INSTRUMENTS 76.9%
Commercial Paper 76.0%
AB Spintab
1.260% due 09/08/2004		$400	399
ABN AMRO North America
1.040% due 07/06/2004		600	600
1.090% due 07/29/2004		100	100
Anz (Delaware), Inc.
1.060% due 07/19/2004		200	200
Bank of Ireland
1.285% due 09/03/2004		900	898
Barclays U.S. Funding Corp.
1.110% due 08/25/2004		100	100
1.280% due 09/21/2004		200	199
CBA (de) Finance
1.050% due 07/02/2004		100	100
1.210% due 08/23/2004		600	599
1.225% due 08/23/2004		200	200
CDC Commercial Corp.
1.100% due 08/04/2004		600	599
Den Norske Bank ASA
1.260% due 09/20/2004		500	498
Dexia Delaware LLC
1.400% due 08/30/2004		300	299
European Investment Bank
1.050% due 07/16/2004		600	600
Fannie Mae
1.040% due 07/14/2004		300	300
1.060% due 07/21/2004		600	600
1.063% due 08/04/2004		300	300
1.130% due 08/11/2004		300	300
1.150% due 08/18/2004		300	299
1.177% due 08/25/2004		300	299
1.180% due 08/25/2004		500	499
1.120% due 09/01/2004		300	299
1.225% due 09/01/2004		200	199
1.380% due 09/01/2004		300	299
1.415% due 09/08/2004		300	299
1.200% due 09/15/2004		300	299
1.414% due 09/22/2004		100	100
1.426% due 09/22/2004		100	100
1.010% due 10/01/2004		300	299
Federal Home Loan Bank
1.165% due 07/16/2004		200	200
1.170% due 07/16/2004		300	300
1.180% due 08/25/2004		100	100
Ford Motor Credit Co.
1.870% due 09/03/2004		150	150
Freddie Mac
1.010% due 08/12/2004		400	399
1.150% due 08/17/2004		300	300
1.175% due 08/24/2004		600	599
1.180% due 08/24/2004		1,000	998
1.260% due 09/20/2004		200	199
1.280% due 09/22/2004		300	299
1.465% due 09/28/2004		300	299
1.300% due 09/30/2004		300	299
1.560% due 10/20/2004		300	298
General Electric Capital Corp.
1.040% due 07/08/2004		600	600
1.060% due 07/12/2004		100	100
1.300% due 09/08/2004		200	199
HBOS Treasury Services PLC
1.055% due 07/16/2004		200	200
1.290% due 09/24/2004		200	199
1.580% due 10/21/2004		500	497

1.585% due 10/26/2004	$100	$99
ING U.S. Funding LLC
1.040% due 07/02/2004	600	600
1.240% due 09/10/2004	100	100
KFW International Finance, Inc.
1.095% due 08/10/2004	300	300
1.110% due 08/23/2004	400	399
Lloyds TSB Bank PLC
185% due 07/21/2004	700	699
National Australia Funding, Inc.
1.050% due 07/02/2004	600	600
Nestle Capital Corp.
1.130% due 08/30/2004	500	499
Royal Bank of Scotland PLC
1.070% due 07/14/2004	600	600
1.235% due 09/13/2004	100	100
Shell Finance (UK) PLC
1.240% due 09/14/2004	600	598
Svenska Handlesbanken
1.065% due 07/14/2004	600	600
1.070% due 07/21/2004	100	100
1.240% due 09/13/2004	100	100
1.295% due 09/24/2004	200	199
Swedish National Housing Finance Corp.
1.060% due 07/16/2004	400	400
1.090% due 07/29/2004	500	500
Toyota Motor Credit Corp.
1.330% due 09/07/2004	900	898
UBS Finance, Inc.
1.060% due 07/01/2004	300	300
1.420% due 07/01/2004	100	100
1.055% due 07/13/2004	300	300
1.195% due 07/21/2004	100	100
1.240% due 08/31/2004	200	199
Westpac Capital Corp.
1.030% due 07/07/2004	100	100
Westpac Trust Securities NZ Ltd.
1.215% due 08/24/2004	700	699

		25,306

Repurchase Agreement 0.6%
State Street Bank
0.800% due 07/01/2004	192	192

(Dated 06/30/2004. Collateralized by Fannie Mae 5.250% due 06/15/2006 valued at $198. Repurchase proceeds are $192.)

U.S. Treasury Bills 0.3%
1.135% due 09/02/2004 (e)	85	85

Total Short-Term Instruments (Cost $25,586)		25,583

Total Investments 102.2%		$34,003
(Cost $34,018)

Written Options (g) (0.0%)		(2)
(Premiums $6)

Other Assets and Liabilities (Net) (2.2%)		(716)

Net Assets 100.0%		$33,285

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $85 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Long Futures	06/2005	8	$0
Euribor December Long Futures	12/2005	3	(4)
Euribor June Long Futures	06/2005	1	(1)
Euribor September Long Futures	09/2005	1	(1)
Euro-Bobl 5-Year Note Long Futures	09/2004	3	0
U.S. Treasury 10-Year Note Long Futures	09/2004	8	(1)

			$(7)

(f) Swap agreements outstanding at June 30, 2004:

Type		Notional Amount	Unrealized Appreciation
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2007	EC	1,000	$6

Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 07/18/2004		$40	0

Receive a fixed rate equal to 16.500% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 01/16/2005		75	6

Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/11/2005		40	0

Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Bear Stearns & Co., Inc.
Exp. 03/17/2005		25	0

Receive a fixed rate equal to 0.730% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear Stearns & Co., Inc.
Exp. 06/20/2005		80	0

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC
Exp. 12/15/2006		200	0

			$12

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Short-Term Portfolio

June 30, 2004 (Unaudited)

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$140	$3	$2
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	140	3	0

						$6	$2

* The Portfolio will pay a floating rate based on 3-month LIBOR.
** The Portfolio will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at June 30, 2004 were as follows:
Type		Coupon (%)		Maturity	Par	Value	Proceeds
U.S. Treasury Note		5.000		02/15/2011	$200	$210	$206
U.S. Treasury Note		4.250		08/15/2013	610	595	588

						$805	$794

(i) Forward foreign currency contracts outstanding at June 30, 2004:
Type	Currency	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	48		07/2004	$1	$0	$1

(j)	Principal amount denoted in indicated currency:

EC	-	Euro

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

12	Semi-Annual Report	June 30, 2004

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Stripped Mortgage-Backed Securities. The Portfolio may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain(loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income by $(6,562) and $(14,282), and net realized gain by $7,256 and $8,419 and net change in unrealized appreciation (depreciation) by $(695) and $5,863 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 7,852	$ 6,215	$ 4,347	$ 3,554

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$26
Sales	5
Closing Buys	(8)
Expirations	(17)
Exercised	0
Balance at 06/30/2004	$6

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Depreciation
$ 20	$ (35)	$ (15)

14	Semi-Annual Report	June 30, 2004

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,445	$14,588	1,245	$12,584
Administrative Class	144	1,448	365	3,690

Issued as reinvestment of distributions

Institutional Class	11	110	18	178
Administrative Class	3	34	10	105

Cost of shares redeemed

Institutional Class	(312)	(3,155)	(270)	(2,724)
Administrative Class	(58)	(586)	(217)	(2,197)

Net increase resulting from Portfolio share transactions	1,233	$12,439	1,151	$11,636

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	2	100
Administrative Class	1	98

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

16	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

REAL RETURN PORTFOLIO

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Real Return Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                       Real Return            Lehman Brothers Global
                  Portfolio Inst. Class       Real: U.S. TIPS Index
                  ---------------------       ---------------------
04/30/2000               $10,000                     $10,000
05/31/2000                $9,947                      $9,974
06/30/2000               $10,088                     $10,100
07/31/2000               $10,160                     $10,186
08/31/2000               $10,242                     $10,261
09/30/2000               $10,329                     $10,315
10/31/2000               $10,507                     $10,440
11/30/2000               $10,668                     $10,591
12/31/2000               $10,800                     $10,705
01/31/2001               $11,089                     $10,929
02/28/2001               $11,270                     $11,114
03/31/2001               $11,365                     $11,220
04/30/2001               $11,482                     $11,283
05/31/2001               $11,617                     $11,416
06/30/2001               $11,603                     $11,403
07/31/2001               $11,808                     $11,593
08/31/2001               $11,879                     $11,609
09/30/2001               $11,998                     $11,677
10/31/2001               $12,287                     $11,953
11/30/2001               $11,968                     $11,687
12/31/2001               $11,857                     $11,551
01/31/2002               $11,928                     $11,619
02/28/2002               $12,076                     $11,795
03/31/2002               $12,014                     $11,722
04/30/2002               $12,374                     $12,042
05/31/2002               $12,580                     $12,234
06/30/2002               $12,747                     $12,407
07/31/2002               $13,009                     $12,612
08/31/2002               $13,475                     $13,063
09/30/2002               $13,816                     $13,392
10/31/2002               $13,466                     $13,035
11/30/2002               $13,472                     $13,026
12/31/2002               $13,984                     $13,463
01/31/2003               $14,033                     $13,565
02/28/2003               $14,588                     $14,073
03/31/2003               $14,367                     $13,845
04/30/2003               $14,346                     $13,809
05/31/2003               $15,052                     $14,464
06/30/2003               $14,945                     $14,316
07/31/2003               $14,276                     $13,656
08/31/2003               $14,540                     $13,901
09/30/2003               $15,032                     $14,361
10/31/2003               $15,106                     $14,439
11/30/2003               $15,090                     $14,447
12/31/2003               $15,242                     $14,594
01/31/2004               $15,450                     $14,762
02/29/2004               $15,831                     $15,103
03/31/2004               $16,064                     $15,345
04/30/2004               $15,322                     $14,600
05/31/2004               $15,593                     $14,863
06/30/2004               $15,603                     $14,869

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	49.3%
Short-Term Instruments	43.9%
Other	6.8%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Real Return Portfolio Institutional Class (Inception 04/10/00)	2.37%	4.40%	11.32%
- - - - - - -	Lehman Brothers Global Real: U.S. TIPS Index	1.88%	3.86%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,023.70	$1,025.00
Expenses Paid During Period†	$2.52	$2.52

†Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, or government-sponsored enterprises and corporations.

•	For the 6 months ended June 30, 2004, the Portfolio’s Institutional Class shares returned 2.37%, versus 1.88% for the benchmark Lehman Brothers Global Real: U.S. TIPS Index.

•	For the 6 months, real yields in the U.S. increased by 0.10%, compared to a 0.39% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% on June 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.31% on December 31, 2003. The 12-month CPI-U change for the period ended June 30, 2004, was 3.22%.
•	The effective duration of the Portfolio was 6.82 years on June 30, 2004, compared to a duration of 7.51 years for the benchmark; this strategy was positive for performance as real yields rose.

•	The Portfolio reduced overall account duration through short positions in nominal treasuries.

•	The Portfolio was overweight shorter maturity TIPS. This was positive for performance compared to the benchmark as the real yield curve steepened.

•	The Portfolio’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Portfolio.

•	Option writing added income to the Portfolio as rates stayed within our forecasted range.

•	An allocation to emerging market bonds was negative overall for returns, as spreads widened throughout the period.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Real Return Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+	12/31/2003		12/31/2002		12/31/2001	04/10/2000- 12/31/2000

Net asset value beginning of period	$12.36	$11.90		$10.56		$10.34	$10.11
Net investment income (a)	0.05	0.25		0.49		0.57	0.62
Net realized/unrealized gain on investments (a)	0.24	0.81		1.36		0.43	0.23
Total income from investment operations	0.29	1.06		1.85		1.00	0.85
Dividends from net investment income	(0.05)	(0.34)		(0.49)		(0.64)	(0.62)
Distributions from net realized capital gains	0.00	(0.26)		(0.02)		(0.14)	0.00
Total distributions	(0.05)	(0.60)		(0.51)		(0.78)	(0.62)
Net asset value end of period	$12.60	$12.36		$11.90		$10.56	$10.34
Total return	2.37%	9.00%		17.93%		9.79%	8.73%
Net assets end of period (000s)	$34,094	$26,540		$16		$14	$3,294
Ratio of net expenses to average net assets	0.50%*	0.51	%(b)	0.51	%(b)	0.50%	0.50%*
Ratio of net investment income to average net assets	0.82%*	2.06%		4.40%		5.32%	8.41%*
Portfolio turnover rate	572%	738%		87%		58%	18%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Real Return Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$935,373
Foreign currency, at value	267
Receivable for investments sold on a delayed delivery basis	10,239
Unrealized appreciation on forward foreign currency contracts	40
Receivable for Portfolio shares sold	1,231
Interest and dividends receivable	1,357
Swap premiums paid	2,839
Unrealized appreciation on swap agreements	142
951,488

Liabilities:

Payable for investments purchased	$6,200
Payable for investments purchased on a delayed delivery basis	460,125
Payable for short sale	10,356
Written options outstanding	16
Payable for Portfolio shares redeemed	171
Accrued investment advisory fee	93
Accrued administration fee	93
Accrued servicing fee	46
Variation margin payable	6
Swap premiums received	72
Unrealized depreciation on swap agreements	833
Other liabilities	1,550
479,561

Net Assets	$471,927

Net Assets Consist of:

Paid in capital	$457,969
Undistributed net investment income	6,218
Accumulated undistributed net realized gain	5,266
Net unrealized appreciation	2,474
$471,927

Net Assets:

Institutional Class	$34,094
Administrative Class	437,833

Shares Issued and Outstanding:

Institutional Class	2,706
Administrative Class	34,756

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$12.60
Administrative Class	12.60

Cost of Investments Owned	$931,094
Cost of Foreign Currency Held	$266

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Real Return Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)

Investment Income:

Interest	$2,622
Total Income	2,622

Expenses:

Investment advisory fees	493
Administration fees	493
Distribution and/or servicing fees - Administrative Class	274
Trustees’ fees	3
Interest expense	5
Total Expenses	1,268

Net Investment Income	1,354

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	5,427
Net realized gain on futures contracts, options, and swaps	1,406
Net realized (loss) on foreign currency transactions	(52)
Net change in unrealized (depreciation) on investments	(1,518)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(291)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	90
Net Gain	5,062

Net Increase in Assets Resulting from Operations	$6,416

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Real Return Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$1,354	$4,341
Net realized gain	6,781	10,563
Net change in unrealized appreciation (depreciation)	(1,719)	564
Net increase resulting from operations	6,416	15,468

Distributions to Shareholders:

From net investment income
Institutional Class	(123)	(377)
Administrative Class	(1,280)	(3,967)

From net realized capital gains
Institutional Class	0	(541)
Administrative Class	0	(5,360)
Total Distributions	(1,403)	(10,245)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	7,848	25,638
Administrative Class	210,240	258,368

Issued as reinvestment of distributions
Institutional Class	123	917
Administrative Class	1,288	9,318

Cost of shares redeemed
Institutional Class	(841)	(751)
Administrative Class	(53,313)	(87,884)
Net increase resulting from Portfolio share transactions	165,345	205,605

Total Increase in Net Assets	170,358	210,829

Net Assets:

Beginning of period	301,569	90,740
End of period*	$471,927	$301,569

*Including undistributed net investment income of:	$6,218	$6,267

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Real Return Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 6.0%
Banking & Finance 4.2%
Countrywide Home Loans, Inc.
1.360% due 02/23/2005 (a)	$3,600	$3,599
Ford Motor Credit Co.
3.035% due 10/25/2004 (a)	200	201
1.600% due 07/18/2005 (a)	300	300
General Motors Acceptance Corp.
2.135% due 05/18/2006 (a)	1,500	1,504
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (j)	6,200	6,200
Pemex Project Funding Master Trust
7.375% due 12/15/2014	500	512
8.625% due 02/01/2022	200	209
Phoenix Quake Wind Ltd.
3.560% due 07/03/2008 (a)	500	514
3.601% due 07/03/2008 (a)	2,000	2,056
Residential Reinsurance Ltd.
6.260% due 06/08/2006 (a)	1,000	1,015
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	99
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	2,800	2,798
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	700	706

		19,713

Industrials 1.0%
Alcan, Inc.
1.623% due 12/08/2004 (a)	1,100	1,100
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	105
Halliburton Co.
2.650% due 10/17/2005 (a)	1,700	1,718
1.920% due 01/26/2007 (a)	2,000	1,999

		4,922

Utilities 0.8%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	109
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	1,500	1,504
Sprint Capital Corp.
7.900% due 03/15/2005	2,200	2,281

		3,894

Total Corporate Bonds & Notes (Cost $28,448)		28,529

MUNICIPAL BONDS & NOTES 0.2%

Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017	475	430

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	446

Total Municipal Bonds & Notes (Cost $871)		876

U.S. GOVERNMENT AGENCIES 0.5%

Fannie Mae
3.230% due 11/01/2024 (a)	25	25

Small Business Administration
4.504% due 02/01/2014	2,284	2166

Total U.S. Government Agencies (Cost $2,310)		2,191

U.S. TREASURY OBLIGATIONS 97.6%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	16,080	17,228
3.625% due 01/15/2008	66,931	73,167

3.875% due 01/15/2009		$25,890	$28,872
4.250% due 01/15/2010		37,855	43,338
3.500% due 01/15/2011		23,858	26,497
3.375% due 01/15/2012		17,539	19,437
3.000% due 07/15/2012		85,345	92,292
1.875% due 07/15/2013		16,443	16,248
2.000% due 01/15/2014		43,107	42,864
3.625% due 04/15/2028		16,291	19,880
3.875% due 04/15/2029		61,425	78,346
3.375% due 04/15/2032		2,127	2,589

Total U.S. Treasury Obligations (Cost $456,376)			460,758

MORTGAGE-BACKED SECURITIES 2.1%

Bank of America Mortgage Securities, Inc.
6.500% due 02/25/2033		665	680
Bear Stearns Adjustable Rate Mortgage Trust
4.368% due 01/25/2034 (a)		7,700	7,744
Sequoia Mortgage Trust
1.630% due 10/19/2026 (a)		1,422	1,423

Total Mortgage-Backed Securities (Cost $9,923)			9,847

ASSET-BACKED SECURITIES 3.2%

Ameriquest Mortgage Securities, Inc.
1.710% due 02/25/2033 (a)		617	619
Asset-Backed Securities Corp. Home Equity
1.738% due 01/15/2033 (a)		2,083	2,096
Bayview Financial Acquisition Trust
1.770% due 08/28/2034 (a)		3,758	3,772
Bear Stearns Asset-Backed Securities, Inc.
1.750% due 03/25/2043 (a)		1,128	1,130
Equity One ABS, Inc.
1.600% due 04/25/2034 (a)		2,323	2,320
GSAMP Trust
1.620% due 03/25/2034 (a)		1,000	1,000
Redwood Capital Ltd.
3.462% due 01/01/2006 (a)		1,000	1,002
5.012% due 01/01/2006 (a)		1,000	1,002
Renaissance Home Equity Loan Trust
1.680% due 12/25/2032 (a)		1,256	1,254
Residential Asset Securities Corp.
1.600% due 01/25/2034 (a)		88	89
Structured Asset Investment Loan Trust
1.420% due 06/25/2033 (a)		224	224
Truman Capital Mortgage Loan Trust
1.640% due 01/25/2034 (a)		428	423

Total Asset-Backed Securities (Cost $14,910)			14,931

SOVEREIGN ISSUES 0.6%

Republic of Brazil
2.062% due 04/15/2006 (a)		128	126
2.125% due 04/15/2009 (a)		118	107
8.000% due 04/15/2014 (a)		1,525	1,400
11.000% due 08/17/2040		200	189
Republic of Colombia
10.000% due 01/23/2012		350	364
United Mexican States
6.375% due 01/16/2013		700	701

Total Sovereign Issues (Cost $2,909)			2,887

FOREIGN CURRENCY-DENOMINATED ISSUES (h)(i) 1.0%

Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	700	866
5.953% due 12/22/2008		1,100	1,368
Republic of France
3.000% due 07/25/2012 (b)		1,579	2,082

Republic of Italy
2.150% due 09/15/2014 (b)	EC	509	$615

Total Foreign Currency-Denominated Issues (Cost $4,858)			4,931

PURCHASED PUT OPTIONS 0.0%

Treasury Inflation Protected Securities (OTC)
3.625% due 01/15/2008
Strike @ 99.000 Exp. 08/27/2004		$57,000	0

Total Purchased Put Options (Cost $9)			0

SHORT-TERM INSTRUMENTS 87.0%
Certificates of Deposit 3.5%
Citibank New York N.A.
1.090% due 07/30/2004		900	900
1.190% due 08/20/2004		6,300	6,300
1.215% due 08/23/2004		200	200
Wells Fargo Bank N.A.
1.090% due 07/07/2004		500	500
1.240% due 07/19/2004		8,700	8,700

			16,600

Commercial Paper 83.2%
Anz (Delaware), Inc.
1.040% due 07/06/2004		1,200	1,200
ASB Bank Ltd.
1.140% due 08/30/2004		2,600	2,594
ASK Bank Ltd.
1.490% due 09/22/2004		6,400	6,378
Bank of Ireland
1.255% due 09/01/2004		12,200	12,170
1.285% due 09/03/2004		1,300	1,297
Barclays U.S. Funding Corp.
1.210% due 08/23/2004		8,900	8,884
1.110% due 08/25/2004		1,500	1,497
1.110% due 08/26/2004		2,600	2,595
CBA (de) Finance
1.050% due 07/02/2004		900	900
1.050% due 07/13/2004		3,900	3,899
CDC Commercial Paper, Inc.
1.085% due 08/04/2004		3,300	3,297
1.120% due 08/19/2004		900	899
1.120% due 08/24/2004		1,600	1,597
1.320% due 09/10/2004		600	598
1.250% due 09/16/2004		6,900	6,878
1.270% due 09/24/2004		300	299
Danske Corp.
1.260% due 09/14/2004		3,300	3,290
1.240% due 09/17/2004		7,900	7,875
1.270% due 09/20/2004		100	100
Den Norske Bank ASA
1.250% due 08/30/2004		2,000	1,995
European Investment Bank 1.030% due 07/02/2004		600	600
Fannie Mae
1.000% due 07/01/2004		3,600	3,600
1.005% due 07/01/2004		4,400	4,400
1.010% due 07/01/2004		8,300	8,300
1.025% due 07/07/2004		19,700	19,697
1.040% due 07/14/2004		900	900
1.056% due 07/28/2004		600	599
1.055% due 08/04/2004		3,300	3,297
1.063% due 08/04/2004		3,000	2,997
1.100% due 08/04/2004		4,300	4,296
1.125% due 08/11/2004		11,600	11,585
1.150% due 08/18/2004		4,200	4,194
1.180% due 08/25/2004		13,300	13,276
1.185% due 08/25/2004		4,500	4,492
1.105% due 09/01/2004		600	598
1.225% due 09/01/2004		4,500	4,489

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

1.230% due 09/01/2004	$2,900	$2,893
1.250% due 09/01/2004	4,500	4,489
1.130% due 09/08/2004	1,500	1,496
1.200% due 09/08/2004	200	199
1.405% due 09/08/2004	7,100	7,080
1.430% due 09/08/2004	3,800	3,789
1.426% due 09/22/2004	4,700	4,684
1.530% due 10/18/2004	4,600	4,578
1.530% due 10/20/2004	4,700	4,677
Federal Home Loan Bank
1.165% due 07/16/2004	4,600	4,598
1.240% due 09/01/2004	4,100	4,090
1.250% due 09/01/2004	4,500	4,489
Freddie Mac
1.010% due 07/15/2004	4,100	4,098
1.200% due 08/09/2004	4,500	4,494
1.120% due 08/10/2004	4,300	4,295
1.125% due 08/10/2004	4,200	4,195
1.205% due 08/20/2004	4,500	4,492
1.175% due 08/24/2004	4,400	4,392
1.180% due 08/24/2004	11,900	11,879
1.210% due 08/31/2004	4,500	4,489
1.215% due 08/31/2004	4,000	3,990
1.315% due 09/07/2004	3,400	3,391
1.320% due 09/07/2004	4,500	4,488
1.200% due 09/08/2004	2,100	2,094
1.200% due 09/14/2004	4,000	3,988
1.410% due 09/14/2004	4,500	4,486
1.440% due 09/14/2004	4,500	4,486
1.445% due 09/14/2004	7,900	7,876
1.435% due 09/21/2004	12,600	12,557
1.280% due 09/22/2004	1,300	1,295
1.465% due 09/28/2004	2,700	2,690
1.300% due 09/30/2004	4,400	4,383
1.560% due 10/20/2004	4,700	4,677
General Electric Capital Corp.
1.050% due 07/07/2004	1,200	1,200
1.040% due 07/08/2004	4,400	4,399
1.060% due 07/12/2004	900	900
1.140% due 09/03/2004	100	100
1.300% due 09/08/2004	3,400	3,391
HBOS Treasury Services PLC
1.055% due 07/16/2004	8,000	7,996
1.095% due 08/02/2004	100	100
1.250% due 08/25/2004	300	299
1.250% due 08/31/2004	100	100
1.335% due 09/09/2004	1,900	1,895
1.290% due 09/24/2004	200	199
1.640% due 10/26/2004	1,000	995
ING U.S. Funding LLC
1.275% due 09/01/2004	6,100	6,085
1.345% due 09/09/2004	1,000	997
Nestle Capital Corp.
1.240% due 09/14/2004	4,400	4,386
Pfizer, Inc.
1.160% due 07/30/2004	2,900	2,897
Rabobank USA Financial Corp.
1.240% due 09/13/2004	8,500	8,474
Royal Bank of Scotland
1.090% due 08/06/2004	4,900	4,895
1.235% due 09/13/2004	1,600	1,595
Shell Finance (UK) PLC
1.435% due 08/27/2004	2,700	2,694
Stadshypoket Delaware, Inc. 1.490% due 09/23/2004	400	399
Svenska Handelsbanken
1.075% due 07/28/2004	1,300	1,299
1.250% due 09/01/2004	12,100	12,070
1.390% due 09/13/2004	200	199
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	9,700	9,700
UBS Finance, Inc.
1.040% due 07/06/2004	2,300	2,300
1.340% due 09/08/2004	600	598

1.245% due 09/13/2004	$100	$100
1.270% due 09/20/2004	200	199
Westpac Capital Corp.
1.030% due 07/07/2004	400	400
1.385% due 09/10/2004	5,600	5,584
Westpac Trust Securities NZ Ltd.
1.030% due 07/09/2004	300	300
1.220% due 08/25/2004	400	399

		392,503

Repurchase Agreement 0.2%
State Street Bank
0.800% due 07/01/2004	822	822

(Dated 06/30/2004. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $838. Repurchase proceeds are $822.)

U.S. Treasury Bills 0.1%
1.354% due 09/16/2004 (c)(d)	500	498

Total Short-Term Instruments (Cost $410,480)		410,423

Total Investments 198.2%		$935,373
(Cost $931,094)

Written Options (f) (0.0%)		(16)
(Premiums $558)

Other Assets and Liabilities (Net) (98.2%)		(463,430)

Net Assets 100.0%		$471,927

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $199 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Long Futures	09/2004	8	$(15)

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 06/17/2010	EC 9,400	$(49)

Received a fixed rate equal to 5.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 06/17/2015	27,700	(126)

Receive a fixed rate equal to 5.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 06/17/2015	EC 8,000	$(19)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America
Exp. 12/15/2014	$17,700	(277)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 12/15/2014	6,000	(96)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 12/15/2014	12,000	(176)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 12/15/2014	6,000	(90)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Bank of America
Exp. 12/18/2033	5,000	92

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: UBS Warburg LLC
Exp. 12/18/2033	4,600	50
		$(691)

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Real Return Portfolio

June 30, 2004 (Unaudited)

(f) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$6,400	$71	$3
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	9,300	81	2
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	6,400	38	1
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	9,300	91	6
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	16,300	144	2
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	16,300	133	2

						$558	$16

* The Portfolio will pay a floating rate based on 3-month LIBOR.
** The Portfolio will receive a floating rate based on 3-month LIBOR.

(g) Short sales open at June 30, 2004 were as follows:

Type		Coupon (%)		Maturity	Par	Value	Proceeds
Republic of Italy		4.250		08/01/2014	$2,000	$2,397	$2,373
U.S. Treasury Note		5.750		08/15/2010	3,100	3,381	3,328
U.S. Treasury Note		3.625		05/15/2013	300	281	276
U.S. Treasury Note		4.250		08/15/2013	4,400	4,297	4,247

						$10,356	$10,224

(h) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	2,780		07/2004	$40	$0	$40

(i) Principal amount denoted in indicated currency:

EC	-	Euro

(j) Indicates a fair-valued security which has not been valued utilizing an independent quote but has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair-valued securities is $6,200, which represents 1.31% of net assets.

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

12	Semi-Annual Report	June 30, 2004

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. There were no reclassifications to any period presented as a result of this change. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.60%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 2,823,602	$ 2,675,437	$ 61,360	$ 46,138

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$558
Exercised	0
Balance at 06/30/2004	$558

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 4,641	$(362)	$4,279

14	Semi-Annual Report	June 30, 2004

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	616	$7,848	2,134	$25,638
Administrative Class	16,643	210,240	21,042	258,368

Issued as reinvestment of distributions

Institutional Class	10	123	74	917
Administrative Class	102	1,288	755	9,318

Cost of shares redeemed

Institutional Class	(67)	(841)	(62)	(751)
Administrative Class	(4,240)	(53,313)	(7,171)	(87,884)

Net increase resulting from Portfolio share transactions	13,064	$165,345	16,772	$205,605

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	100
Administrative Class	5	67

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

16	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

TOTAL RETURN PORTFOLIO

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Total Return Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                     Total Return                 Lehman Brothers
                Portfolio Inst. Class           Aggregate Bond Index
                ---------------------           --------------------
04/30/2000             $10,000                         $10,000
05/31/2000             $10,047                          $9,995
06/30/2000             $10,233                         $10,203
07/31/2000             $10,316                         $10,296
08/31/2000             $10,472                         $10,445
09/30/2000             $10,503                         $10,511
10/31/2000             $10,567                         $10,580
11/30/2000             $10,759                         $10,753
12/31/2000             $10,914                         $10,953
01/31/2001             $11,011                         $11,132
02/28/2001             $11,141                         $11,229
03/31/2001             $11,221                         $11,285
04/30/2001             $11,111                         $11,238
05/31/2001             $11,164                         $11,306
06/30/2001             $11,202                         $11,349
07/31/2001             $11,560                         $11,603
08/31/2001             $11,694                         $11,736
09/30/2001             $11,814                         $11,872
10/31/2001             $12,042                         $12,121
11/30/2001             $11,899                         $11,954
12/31/2001             $11,845                         $11,878
01/31/2002             $11,995                         $11,974
02/28/2002             $12,129                         $12,090
03/31/2002             $11,946                         $11,889
04/30/2002             $12,167                         $12,119
05/31/2002             $12,244                         $12,222
06/30/2002             $12,248                         $12,328
07/31/2002             $12,278                         $12,477
08/31/2002             $12,506                         $12,688
09/30/2002             $12,617                         $12,893
10/31/2002             $12,573                         $12,834
11/30/2002             $12,667                         $12,831
12/31/2002             $12,938                         $13,096
01/31/2003             $12,993                         $13,107
02/28/2003             $13,179                         $13,288
03/31/2003             $13,178                         $13,278
04/30/2003             $13,321                         $13,388
05/31/2003             $13,551                         $13,637
06/30/2003             $13,529                         $13,610
07/31/2003             $13,057                         $13,153
08/31/2003             $13,192                         $13,240
09/30/2003             $13,532                         $13,590
10/31/2003             $13,437                         $13,464
11/30/2003             $13,465                         $13,496
12/31/2003             $13,611                         $13,633
01/31/2004             $13,713                         $13,743
02/29/2004             $13,863                         $13,892
03/31/2004             $13,979                         $13,996
04/30/2004             $13,672                         $13,632
05/31/2004             $13,613                         $13,577
06/30/2004             $13,674                         $13,654

SECTOR BREAKDOWN‡

Short-Term Instruments	62.2%
U.S. Government Agencies	17.5%
U.S. Treasury Obligations	4.2%
Municipal Bonds & Notes	4.1%
Mortgage-Backed Securities	3.5%
Corporate Bonds & Notes	3.1%
Other	5.4%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Total Return Portfolio Institutional Class (Inception 04/10/00)	0.46%	1.07%	7.40%
- - - - - - -	Lehman Brothers Aggregate Bond Index	0.15%	0.32%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,004.60	$1,025.00
Expenses Paid During Period†	$2.49	$2.52

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended June 30, 2004, returning 0.46% versus 0.15% for the Index.

•	The Portfolio’s below-Index duration helped returns, as yields rose over the period.

•	An emphasis on short/intermediate maturities was negative, as the yield curve flattened in anticipation of Fed tightening. However, this strategy enhanced security returns via “roll down,” or price appreciation, as bonds are revalued at lower yields over time, given the steepness of the yield curve.

•	Substituting Real Return Bonds (TIPS-Treasury Inflation Protected Securities) for nominal Treasuries was positive as TIPS benefited from strong demand for the inflation protection they provide.

•	A mortgage underweight was slightly negative as mortgages outpaced comparable Treasuries; mortgage security selection was positive, however, and more than offset this impact.

•	The Portfolio’s underweight to corporate securities was slightly positive, as this sector lagged Treasuries modestly on like-duration basis.

•	Emerging market bonds (“EM”) detracted from performance, as leveraged tactical investors sold EM bonds as rates rose.

•	Non-U.S. positions were slightly positive, as Eurozone issues outperformed amid expectations for slower growth and lower inflation in Europe.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Total Return Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		04/10/2000- 12/31/2000

Net asset value beginning of period	$10.36		$10.23		$9.89		$9.77		$ 9.50
Net investment income (a)	0.09	(b)	0.27	(b)	0.43	(b)	0.50	(b)	0.45	(b)
Net realized/unrealized gain (loss) on investments (a)	(0.04	)(b)	0.25	(b)	0.47	(b)	0.31	(b)	0.27	(b)
Total income from investment operations	0.05		0.52		0.90		0.81		0.72
Dividends from net investment income	(0.10)		(0.31)		(0.43)		(0.50)		(0.45)
Distributions from net realized capital gains	0.00		(0.08)		(0.13)		(0.19)		0.00
Total distributions	(0.10)		(0.39)		(0.56)		(0.69)		(0.45)
Net asset value end of period	$10.31		$10.36		$10.23		$9.89		$ 9.77
Total return	0.46%		5.20%		9.23%		8.53%		7.82%
Net assets end of period (000s)	$54,003		$75,540		$46,548		$35,231		$ 625
Ratio of net expenses to average net assets	0.50	%*	0.50%		0.50%		0.50%		0.50%
Ratio of net investment income to average net assets	1.77	%*(b)	2.60	%(b)	4.23	%(b)	5.00	%(b)	6.47	%(b)
Portfolio turnover rate	143%		193%		222%		217%		415%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the period ending June 30, 2004 by 0.01% and the net investment income per share by $0.00. For consistency, similar reclassifications have been made to prior period amounts, resulting in (reductions) to the net investment income ratio of 0.00%, (0.01)%, 0.00% and (0.01)% and to the net investment income per share of $0.00, $0.00, $0.00, and $0.00 in the fiscal years or periods ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Total Return Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$2,390,263
Cash	171
Foreign currency, at value	10,470
Receivable for investments sold	210
Receivable for investments sold on delayed delivery basis	67,810
Unrealized appreciation on forward foreign currency contracts	464
Receivable for Portfolio shares sold	10,067
Interest and dividends receivable	6,289
Variation margin receivable	5,328
Swap premiums paid	2,233
Unrealized appreciation on swap agreements	1,702
2,495,007

Liabilities:

Payable for investments purchased	$183,796
Payable for investments purchased on delayed delivery basis	36,097
Unrealized depreciation on forward foreign currency contracts	42
Payable for short sale	69,211
Written options outstanding	1,167
Payable for Portfolio shares redeemed	343
Dividends payable	585
Interest payable	10
Accrued investment advisory fee	442
Accrued administration fee	441
Accrued servicing fee	232
Swap premiums received	6,057
Unrealized depreciation on swap agreements	1,573
Other liabilities	2
299,998

Net Assets	$2,195,009

Net Assets Consist of:

Paid in capital	$2,170,033
Undistributed net investment income	6,353
Accumulated undistributed net realized gain	11,635
Net unrealized appreciation	6,988
$2,195,009

Net Assets:

Institutional Class	$54,003
Administrative Class	2,141,006

Shares Issued and Outstanding:

Institutional Class	5,236
Administrative Class	207,606

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.31
Administrative Class	10.31

Cost of Investments Owned	$2,389,014
Cost of Foreign Currency Held	$10,415

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Total Return Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$23,680
Dividends	283
Miscellaneous income	4
Total Income	23,967

Expenses:

Investment advisory fees	2,611
Administration fees	2,611
Distribution and/or servicing fees - Administrative Class	1,517
Trustees’ fees	18
Total Expenses	6,757

Net Investment Income	17,210

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	13,704
Net realized gain on futures contracts, options, and swaps	4,101
Net realized (loss) on foreign currency transactions	(2,077)
Net change in unrealized (depreciation) on investments	(22,840)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(5,474)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	319
Net (Loss)	(12,267)

Net Increase in Assets Resulting from Operations	$4,943

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Total Return Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$17,210	$40,936
Net realized gain	15,728	19,113
Net change in unrealized appreciation (depreciation)	(27,995)	16,279
Net increase resulting from operations	4,943	76,328

Distributions to Shareholders:

From net investment income
Institutional Class	(631)	(2,155)
Administrative Class	(17,872)	(44,938)

From net realized capital gains
Institutional Class	0	(652)
Administrative Class	0	(14,348)
Total Distributions	(18,503)	(62,093)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	7,078	76,213
Administrative Class	355,600	979,977

Issued as reinvestment of distributions
Institutional Class	631	2,807
Administrative Class	14,564	48,536

Cost of shares redeemed
Institutional Class	(29,016)	(50,575)
Administrative Class	(124,164)	(295,164)
Net increase resulting from Portfolio share transactions	224,693	761,794

Total Increase in Net Assets	211,133	776,029

Net Assets:

Beginning of period	1,983,876	1,207,847
End of period *	$2,195,009	$1,983,876

*Including undistributed net investment income of:	$6,353	$7,646

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Total Return Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 3.4%
Banking & Finance 1.0%
Atlas Reinsurance II PLC
3.515% due 01/07/2005 (a)	$1,250	$1,258
CIT Group, Inc.
2.489% due 07/30/2004 (a)	2,220	2,221
Gemstone Investors Ltd.
7.710% due 10/31/2004	700	709
General Motors Acceptance Corp.
1.580% due 07/20/2004 (a)	500	500
1.499% due 07/21/2004 (a)	200	200
1.510% due 07/30/2004 (a)	600	600
2.400% due 10/20/2005 (a)	900	908
Pemex Project Funding Master Trust
8.000% due 11/15/2011	100	108
8.625% due 02/01/2022	1,800	1,881
Phoenix Quake Wind Ltd.
3.560% due 07/03/2008 (a)	800	822
3.560% due 07/03/2008 (a)	800	822
4.610% due 07/03/2008 (a)	400	412
Premium Asset Trust
1.465% due 11/27/2004 (a)	100	100
1.521% due 09/08/2007 (a)	100	96
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	565
Residential Reinsurance Ltd.
6.260% due 06/08/2006 (a)	8,100	8,222
UFJ Finance Aruba AEC
6.750% due 07/15/2013	2,300	2,382
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	500	504

		22,310

Industrials 1.2%
El Paso Corp.
6.750% due 05/15/2009	6,000	5,460
7.875% due 06/15/2012	8,600	7,762
7.800% due 08/01/2031	1,500	1,211
ITT Corp.
6.750% due 11/15/2005	250	259
United Airlines, Inc.
8.030% due 07/01/2011	465	96
6.071% due 03/01/2013	6,920	5,745
1.340% due 03/02/2049 (a)	1,664	1,369
Williams Cos., Inc.
7.875% due 09/01/2021	3,500	3,386

		25,288

Utilities 1.2%
AEP Texas Central Co.
2.500% due 02/15/2005 (a)	900	901
Entergy Gulf States, Inc.
6.000% due 12/01/2012	6,500	6,451
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	18,500	18,513

		25,865

Total Corporate Bonds & Notes (Cost $72,944)		73,463

MUNICIPAL BONDS & NOTES 4.4%

Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,351

California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012	4,700	5,112

Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.640% due 04/01/2021 (a)	2,733	2,921

Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,700	1,880
5.500% due 07/01/2014	1,300	1,436

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	$20,000	$17,745

Lewisville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2027	3,775	3,709

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,220

Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2004
5.000% due 07/01/2011	2,800	3,024

Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	1,000	979

Nassau County, New York Interim Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2011	4,005	4,346

New Jersery State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	4,870	4,730

New Jersey State Tobacco Settlement Financing Corp., Series 2003
6.750% due 06/01/2039	5,450	4,891

New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,530	1,245

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,400	1,360

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	10,460	10,463

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 11/01/2013	700	752

New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.860% due 06/15/2023 (a)	850	898

Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.000% due 02/01/2033	1,000	975

South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2009	700	755

South San Antonio, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2029	3,150	3,132

State of California Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,900	2,615

State of Illinois General Obligation Bonds, Series 2004
5.000% due 03/01/2034	1,000	964

State of Wisconsin General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2011	$2,300	$2,493

University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,200	1,171

Washington State General Obligation Bonds, Series 2004
5.000% due 01/01/2028	9,200	9,013

Total Municipal Bonds & Notes (Cost $101,805)		97,180

U.S. GOVERNMENT AGENCIES 19.1%

Fannie Mae
7.000% due 04/25/2023	6,322	6,629
3.342% due 11/01/2025 (a)	5	5
4.165% due 10/01/2032 (a)	2,887	2,974
5.090% due 09/01/2034 (a)	5,540	5,642
4.294% due 11/01/2035 (a)	561	580
4.797% due 12/01/2036 (a)	5,109	5,279
6.340% due 09/01/2039 (a)	281	294
2.625% due 09/01/2040 (a)	200	203
1.650% due 03/25/2044 (a)	17,169	16,955
6.000% due 04/01/2013-05/01/2033 (b)	18,450	19,249
5.500% due 04/01/2014-07/15/2034 (b)	137,693	139,660
5.000% due 01/01/2018-07/15/2034 (b)	172,900	168,192
6.500% due 06/01/2029-07/01/2032 (b)	682	711
Federal Home Loan Bank
5.500% due 03/15/2015	127	127
Federal Housing Administration
7.430% due 01/25/2023	282	277
Freddie Mac
6.250% due 08/25/2022	1,391	1,405
7.000% due 06/15/2023	4,385	4,592
8.500% due 08/01/2024	40	44
3.579% due 07/01/2027 (a)	7	7
5.532% due 01/01/2028 (a)	7	7
7.813% due 07/01/2030 (a)	6	6
7.500% due 07/15/2030	125	131
1.738% due 09/15/2030 (a)	92	92
1.688% due 11/15/2030 (a)	132	132
6.000% due 07/01/2016-04/01/2033 (b)	10,203	10,479
5.000% due 09/15/2016-11/01/2018 (b)	7,072	7,112
6.500% due 04/15/2029-08/01/2032 (b)	2,759	2,874
Government National Mortgage Association
4.375% due 04/20/2026 (a)	276	276
3.375% due 02/20/2027 (a)	14	14
7.500% due 11/20/2029	563	611
3.500% due 05/20/2030 (a)	40	40
1.680% due 06/20/2030 (a)	10	10
1.780% due 09/20/2030 (a)	94	94
2.750% due 02/20/2032 (a)	3,257	3,158
4.000% due 10/20/2029-07/20/2030 (b)	1,009	1,014
3.000% due 04/20/2034-06/20/2034 (b)	2,200	2,144
Small Business Administration
8.017% due 02/10/2010	360	398
7.449% due 08/01/2010	52	57
6.344% due 08/01/2011	2,032	2,136
6.030% due 02/10/2012	12,822	13,321
7.500% due 04/01/2017	2,246	2,447
6.290% due 01/01/2021	316	335
5.130% due 09/01/2023	98	98

Total U.S. Government Agencies (Cost $418,153)		419,811

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

U.S. TREASURY OBLIGATIONS 4.6%

Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)	$3,559	$3,814
3.625% due 01/15/2008	15,126	16,536
3.875% due 01/15/2009	25,102	27,993
4.250% due 01/15/2010	5,363	6,140
3.500% due 01/15/2011	10,585	11,755
3.375% due 01/15/2012	1,376	1,525
3.000% due 07/15/2012	15,264	16,507
3.875% due 04/15/2029	13,493	17,210

Total U.S. Treasury Obligations (Cost $99,059)		101,480

MORTGAGE-BACKED SECURITIES 3.8%

Amortizing Residential Collateral Trust
1.620% due 07/25/2032 (a)	3,299	3,305
Aurora Loan Services
2.000% due 05/25/2030 (a)	47	47
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	4,756	4,757
5.667% due 10/20/2032 (a)	758	771
6.500% due 02/25/2033	1,815	1,854
Bear Stearns Adjustable Rate Mortgage Trust
3.875% due 11/25/2030 (a)	23	23
6.057% due 08/25/2032 (a)	111	111
5.288% due 10/25/2032 (a)	224	225
5.380% due 01/25/2033 (a)	1,823	1,836
5.635% due 01/25/2033 (a)	607	610
5.134% due 03/25/2033 (a)	3,327	3,356
4.924% due 01/25/2034 (a)	8,983	9,027
Countrywide Home Loans, Inc.
1.570% due 04/25/2034 (a)	6,831	6,787
Credit-Based Asset Servicing & Securitization LLC
1.710% due 09/25/2029 (a)	51	51
CS First Boston Mortgage Securities Corp.
6.201% due 04/25/2032 (a)	131	136
6.222% due 06/25/2032 (a)	1,644	1,668
5.720% due 10/25/2032 (a)	930	943
First Nationwide Trust
6.750% due 08/21/2031	213	218
Impac CMB Trust
1.550% due 01/25/2034 (a)	7,093	7,101
Indymac Adjustable Rate Mortgage Trust
6.586% due 01/25/2032 (a)	56	57
Prime Mortgage Trust
1.500% due 02/25/2034 (a)	837	839
1.700% due 02/25/2034 (a)	3,530	3,530
Residential Asset Securitization Trust
7.130% due 07/25/2031	1,057	1,056
Residential Funding Mortgage Securities I, Inc.
6.500% due 12/25/2023	1,769	1,765
6.500% due 03/25/2032	3,623	3,682
5.603% due 09/25/2032 (a)	302	303
Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)	1,121	1,117
Structured Asset Securities Corp.
7.000% due 02/25/2016	13	13
1.750% due 06/25/2017 (a)	1,365	1,367
6.111% due 02/25/2032 (a)	97	98
6.150% due 07/25/2032 (a)	292	297
1.590% due 01/25/2033 (a)	427	427
1.460% due 08/25/2033 (a)	4,050	4,053
Superannuation Members Home Loans Global Fund
1.775% due 06/15/2026 (a)	195	195
Torrens Trust
1.498% due 07/15/2031 (a)	834	836
Washington Mutual Mortgage Securities Corp.
5.159% due 10/25/2032 (a)	1,182	1,193
3.565% due 01/25/2041 (a)	27	27
2.628% due 08/25/2042 (a)	19,690	19,893
Wells Fargo Mortgage-Backed Securities Trust
4.959% due 09/25/2032 (a)	269	272

Total Mortgage-Backed Securities (Cost $83,988)		83,846

ASSET-BACKED SECURITIES 1.7%

ACE Securities Corp.
1.640% due 06/25/2032 (a)		$287	$288
Amortizing Residential Collateral Trust
1.570% due 06/25/2032 (a)		2,000	2,001
CDC Mortgage Capital Trust
1.590% due 01/25/2033 (a)		1,761	1,764
Conseco Finance Securitizations Corp.
1.608% due 10/15/2031 (a)		247	247
Credit-Based Asset Servicing and Securitization
1.550% due 09/25/2033 (a)		5,218	5,218
EMC Mortgage Loan Trust
1.670% due 05/25/2040 (a)		1,862	1,868
GRMT II Mortgage Loan Trust
1.530% due 06/20/2032 (a)		53	53
GSAMP Trust
1.490% due 10/25/2033 (a)		12,812	12,810
HFC Home Equity Loan Asset-Backed Certificates
1.630% due 10/20/2032 (a)		8,159	8,173
Household Mortgage Loan Trust
1.580% due 05/20/2032 (a)		474	475
Irwin Home Equity Loan Trust
1.590% due 06/25/2029 (a)		333	334
Irwin Low Balance Home Equity Loan Trust
1.675% due 06/25/2021 (a)		10	10
Morgan Stanley Dean Witter Capital I, Inc.
1.630% due 07/25/2032 (a)		645	647
Structured Asset Investment Loan Trust
1.420% due 06/25/2033 (a)		3,006	3,008
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		764	766

Total Asset-Backed Securities (Cost $37,648)			37,662

SOVEREIGN ISSUES 1.9%

Republic of Brazil
2.062% due 04/15/2006 (a)		1,824	1,800
11.500% due 03/12/2008		2,300	2,469
2.125% due 04/15/2009 (a)		747	679
11.000% due 01/11/2012		2,840	2,871
11.000% due 08/17/2040		2,400	2,265
Republic of Panama
9.625% due 02/08/2011		800	890
9.375% due 01/16/2023		330	338
8.875% due 09/30/2027		5,200	5,070
Republic of Peru
9.125% due 02/21/2012		1,400	1,442
9.875% due 02/06/2015		5,100	5,355
Republic of South Africa
9.125% due 05/19/2009		500	583
United Mexican States
9.875% due 02/01/2010		100	120
8.375% due 01/14/2011		300	340
6.375% due 01/16/2013		930	930
11.375% due 09/15/2016		900	1,260
8.125% due 12/30/2019		4,200	4,505
8.300% due 08/15/2031		10,300	10,815

Total Sovereign Issues (Cost $40,884)			41,732

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 1.7%

Republic of Germany
5.250% due 07/04/2010	EC	22,200	29,051
5.250% due 01/04/2011		5,400	7,072

Total Foreign Currency-Denominated Issues (Cost $35,583)			36,123

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME) Strike @ 95.500 Exp. 09/13/2004	100	$1

Total Purchased Put Options (Cost $1)		1

PREFERRED SECURITY 0.6%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	1,239	13,319

Total Preferred Security (Cost $13,055)		13,319

SHORT-TERM INSTRUMENTS 67.7%
	Principal Amount (000s)
Certificates of Deposit 3.8%
Citibank New York N.A.
1.090% due 07/30/2004	$1,300	1,300
1.190% due 08/20/2004	40,000	40,000
Wells Fargo Bank N.A.
1.090% due 07/07/2004	100	100
1.240% due 07/19/2004	43,200	43,200

		84,600

Commercial Paper 60.5%
Altria Group, Inc.
1.800% due 10/29/2004	2,800	2,800
Danske Corp.
1.195% due 08/20/2004	4,900	4,892
Fannie Mae
1.000% due 07/01/2004	4,600	4,600
1.010% due 07/01/2004	42,700	42,700
1.025% due 07/07/2004	23,700	23,696
1.015% due 07/14/2004	15,700	15,694
1.040% due 07/14/2004	21,800	21,792
1.060% due 07/21/2004	21,700	21,687
1.055% due 07/28/2004	21,800	21,783
1.056% due 07/28/2004	43,500	43,466
1.055% due 08/04/2004	21,800	21,778
1.063% due 08/04/2004	21,700	21,678
1.125% due 08/11/2004	59,200	59,124
1.150% due 08/18/2004	12,800	12,780
1.180% due 08/25/2004	46,600	46,516
1.215% due 09/01/2004	37,600	37,508
1.220% due 09/01/2004	21,600	21,547
1.240% due 09/01/2004	21,500	21,447
1.250% due 09/01/2004	21,600	21,547
1.120% due 09/08/2004	21,700	21,640
1.430% due 09/08/2004	2,800	2,792
1.410% due 09/15/2004	30,800	30,704
1.435% due 09/22/2004	17,000	16,941
1.010% due 10/01/2004	13,300	13,248
1.526% due 10/20/2004	16,400	16,320
1.530% due 10/20/2004	21,700	21,593
Federal Home Loan Bank
1.250% due 07/01/2004	20,000	20,000
1.250% due 09/01/2004	21,600	21,547
Ford Motor Credit Co.
2.076% due 09/03/2004	14,800	14,762
Freddie Mac
1.010% due 07/15/2004	14,000	13,995
1.055% due 08/03/2004	21,800	21,779
1.060% due 08/03/2004	21,800	21,779
1.120% due 08/10/2004	21,500	21,473
1.125% due 08/10/2004	21,500	21,473
1.079% due 08/23/2004	21,700	21,659
1.210% due 08/31/2004	21,600	21,548
1.215% due 08/31/2004	21,600	21,548

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Total Return Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

1.275% due 09/07/2004	$59,100	$58,939
1.320% due 09/07/2004	21,500	21,441
1.200% due 09/08/2004	21,500	21,440
1.200% due 09/14/2004	500	499
1.440% due 09/14/2004	21,500	21,434
1.450% due 09/14/2004	21,500	21,434
1.260% due 09/20/2004	16,000	15,946
1.435% due 09/21/2004	21,600	21,526
1.280% due 09/22/2004	21,500	21,425
1.465% due 09/28/2004	9,900	9,863
1.298% due 09/30/2004	21,700	21,616
1.300% due 09/30/2004	21,500	21,417
1.436% due 09/30/2004	21,700	21,616
1.520% due 10/13/2004	10,800	10,751
1.560% due 10/20/2004	21,800	21,693
HBOS Treasury Services PLC
1.080% due 07/23/2004	15,400	15,390
1.120% due 08/24/2004	40,200	40,132
Rabobank USA Financial Corp.
1.110% due 08/23/2004	5,400	5,391
1.210% due 09/07/2004	21,700	21,641
Stadshypotek, Inc.
1.100% due 08/06/2004	59,800	59,734
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	23,400	23,400
UBS Finance, Inc.
1.070% due 07/15/2004	39,200	39,184

		1,327,748

Repurchase Agreement 0.2%
State Street Bank
0.800% due 07/01/2004	4,012	4,012

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $4,092. Repurchase proceeds are $4,012.)
U.S. Treasury Bills 3.2%
1.249% due 09/02/2004-09/16/2004 (b)(c)(d)	69,485	69,286

Total Short-Term Instruments (Cost $1,485,894)		1,485,646

Total Investments 108.9%		$2,390,263
(Cost $2,389,014)

Written Options (g) (0.1%)		(1,167)
(Premiums $2,007)

Other Assets and Liabilities (Net) (8.8%)		(194,087)

Net Assets 100.0%		$2,195,009

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $19,197 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	779	$204
Eurodollar March Long Futures	03/2006	61	(68)

Eurodollar June Long Futures	06/2005	840	$(23)
Eurodollar September Long Futures	09/2005	64	(87)
Eurodollar December Long Futures	12/2004	296	(83)
Eurodollar December Long Futures	12/2005	64	(80)
Euribor December Long Futures	12/2005	674	(605)
Euribor June Long Futures	06/2005	503	15
Euribor September Long Futures	09/2005	429	(148)
Euribor Written Put Options Strike @ 97.000	12/2004	75	75
Euribor Written Put Options Strike @ 97.500	09/2004	76	25
Euro-Bobl 5-Year Note Long Futures	09/2004	241	14
U.S. Treasury 10-Year Note Long Futures	09/2004	5,227	6,120
U.S. Treasury 5-Year Note Long Futures	09/2004	838	565

			$5,924

(d) Securities with an aggregate market value of $6,984 have been pledged as collateral for swap and swaption contracts at June 30, 2004.

(e) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 5.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Barclays Bank PLC
Exp. 06/16/2011	BP 1,800	$(73)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 03/15/2017	700	1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2017	300	1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co.
Exp. 03/15/2017	1,700	12

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032	900	5

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC
Exp. 03/15/2032	1,100	(4)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2007	EC 19,900	$150

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 12/21/2007	108,700	(776)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Citibank N.A.
Exp. 06/17/2008	46,800	(654)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Citibank N.A.
Exp. 06/17/2010	5,400	(66)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2017	500	10

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co.
Exp. 03/15/2017	4,000	77

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032	1,500	27

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC
Exp. 03/15/2032	1,800	22

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bear Stearns & Co., Inc.
Exp. 07/01/2004	$1,600	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/30/2004	4,300	0

Receive a fixed rate equal to 0.625% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 05/20/2005	900	3

Receive a fixed rate equal to 0.650% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 7.500% due 04/08/2033.
Counterparty: Barclays Bank PLC
Exp. 05/20/2005	300	1

Receive a fixed rate equal to 1.100% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/20/2005	800	3

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Receive a fixed rate equal to 1.800% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/20/2005	300	$3

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC
Exp. 12/15/2006	11,800	17

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Barclays Bank PLC
Exp. 12/15/2006	25,200	19

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC
Exp. 12/15/2009	52,100	431

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America
Exp. 12/15/2009	99,700	920
		$129

(f) Principal amount of security is adjusted for inflation.

(g) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures		$111.500		08/27/2004	62	$27	$4
Call - CBOT U.S. Treasury Note September Futures		115.000		08/27/2004	405	268	12
Call - CBOT U.S. Treasury Note September Futures		111.000		08/27/2004	106	53	53
Call - CBOT U.S. Treasury Note September Futures		114.000		08/27/2004	58	38	4
Call - CBOT U.S. Treasury Note September Futures		110.000		08/27/2004	261	237	224
Put - CBOT U.S. Treasury Note September Futures		107.500		08/27/2004	92	72	34
Put - CBOT U.S. Treasury Note September Futures		108.000		08/27/2004	184	229	124
Put - CBOT U.S. Treasury Note September Futures		105.000		08/27/2004	261	160	37
						$1,084	$492

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%**	10/04/2004	$6,400	$257	$416
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%*	10/04/2004	6,400	257	4
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	9,200	44	1
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	1,700	69	111
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	1,700	69	2
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	3,900	95	139
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	3,900	132	2
						$923	$675
*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at June 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	05/15/2030	$18,600	$20,831	$20,287
U.S. Treasury Bond	5.375	02/15/2031	15,300	15,436	15,064
U.S. Treasury Note	3.875	02/15/2013	4,900	4,686	4,591
U.S. Treasury Note	4.750	05/15/2014	11,300	11,421	11,337
U.S. Treasury Note	6.250	08/15/2023	15,200	16,837	16,531
				$69,211	$67,810

(i) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	636	07/2004	$0	$(5)	$(5)
Buy		1,328	08/2004	17	0	17
Buy		1,500	09/2004	8	0	8
Buy	CP	371,861	08/2004	1	(3)	(2)
Buy		303,010	09/2004	8	0	8
Sell	EC	12,099	07/2004	173	0	173
Buy	H$	3,427	07/2004	0	(1)	(1)
Buy		3,473	08/2004	0	(1)	(1)
Buy		3,887	09/2004	0	0	0
Buy	JY	2,917,263	07/2004	152	0	152
Buy	KW	510,840	07/2004	4	0	4
Buy		520,066	08/2004	12	0	12
Buy		590,000	09/2004	4	0	4
Buy	MP	4,737	08/2004	0	0	0
Buy		5,606	09/2004	0	(7)	(7)
Buy	PN	1,526	08/2004	3	0	3
Buy		1,740	09/2004	2	0	2
Buy	RP	33,915	09/2004	0	(13)	(13)
Buy	RR	12,522	07/2004	2	0	2
Buy		12,733	08/2004	3	0	3
Buy		14,270	09/2004	1	0	1
Buy	S$	743	07/2004	0	(7)	(7)
Buy		755	08/2004	0	(2)	(2)
Buy		852	09/2004	0	0	0
Buy	SR	2,955	08/2004	40	0	40
Sell		1,778	08/2004	0	(1)	(1)
Buy		3,429	09/2004	19	0	19
Sell		2,003	09/2004	0	(1)	(1)
Buy	SV	14,486	08/2004	10	0	10
Buy		16,715	09/2004	5	0	5
Buy	T$	14,791	08/2004	0	(1)	(1)
Buy		16,605	09/2004	0	0	0

				$464	$(42)	$422

(j)	Principal amount denoted in indicated currency:

BP	-	British Pound
BR	-	Brazilian Real
CP	-	Chilean Peso
EC	-	Euro
H$	-	Hong Kong Dollar
JY	-	Japanese Yen
KW	-	South Korean Won
MP	-	Mexican Peso
PN	-	Peruvian New Sol
RP	-	Indian Rupee
RR	-	Russian Ruble
S$	-	Singapore Dollar
SR	-	South African Rand
SV	-	Slovakian Koruna
T$	-	Taiwan Dollar

See accompanying notes	June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or

12	Semi-Annual Report	June 30, 2004

sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income by $157,342 and $(31,206), and net realized gain (loss) by $(137,550) and $11,058 and net change in unrealized appreciation (depreciation) by $(19,792) and $20,148 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average

14	Semi-Annual Report	June 30, 2004

daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and back overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,049,636	$906,376	$305,244	$332,178

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$2,357
Sales	2,374
Closing Buys	(638)
Expirations	(2,086)
Exercised	0
Balance at 06/30/2004	$ 2,007

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 11,478	$ (10,229)	$1,249

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	679	$7,078	7,349	$76,213
Administrative Class	34,019	355,600	94,450	979,977

Issued as reinvestment of distributions

Institutional Class	60	631	271	2,807
Administrative Class	1,399	14,564	4,687	48,536

Cost of shares redeemed

Institutional Class	(2,792)	(29,016)	(4,880)	(50,575)
Administrative Class	(11,949)	(124,164)	(28,502)	(295,164)

Net increase resulting from Portfolio share transactions	21,416	$224,693	73,375	$761,794

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	2	100
Administrative Class	6	79

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

16	Semi-Annual Report	June 30, 2004

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

June 30, 2004	Semi-Annual Report	17

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

TOTAL RETURN PORTFOLIO II

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Total Return Portfolio II

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                         Total Return               Lehman Brothers
                   Portfolio II Inst. Class       Aggregate Bond Index
                   ------------------------       --------------------
04/30/2000                 $10,000                      $10,000
05/31/2000                  $9,986                       $9,995
06/30/2000                 $10,167                      $10,203
07/31/2000                 $10,235                      $10,296
08/31/2000                 $10,401                      $10,445
09/30/2000                 $10,416                      $10,511
10/31/2000                 $10,492                      $10,580
11/30/2000                 $10,715                      $10,753
12/31/2000                 $10,807                      $10,953
01/31/2001                 $10,963                      $11,132
02/28/2001                 $11,093                      $11,229
03/31/2001                 $11,159                      $11,285
04/30/2001                 $11,057                      $11,238
05/31/2001                 $11,137                      $11,306
06/30/2001                 $11,156                      $11,349
07/31/2001                 $11,533                      $11,603
08/31/2001                 $11,654                      $11,736
09/30/2001                 $11,927                      $11,872
10/31/2001                 $12,173                      $12,121
11/30/2001                 $11,951                      $11,954
12/31/2001                 $11,875                      $11,878
01/31/2002                 $12,038                      $11,974
02/28/2002                 $12,158                      $12,090
03/31/2002                 $11,981                      $11,889
04/30/2002                 $12,174                      $12,119
05/31/2002                 $12,178                      $12,222
06/30/2002                 $12,176                      $12,328
07/31/2002                 $12,158                      $12,477
08/31/2002                 $12,430                      $12,688
09/30/2002                 $12,544                      $12,893
10/31/2002                 $12,546                      $12,834
11/30/2002                 $12,624                      $12,831
12/31/2002                 $12,840                      $13,096
01/31/2003                 $12,795                      $13,107
02/28/2003                 $13,039                      $13,288
03/31/2003                 $13,048                      $13,278
04/30/2003                 $13,130                      $13,388
05/31/2003                 $13,505                      $13,637
06/30/2003                 $13,471                      $13,610
07/31/2003                 $12,960                      $13,153
08/31/2003                 $13,112                      $13,240
09/30/2003                 $13,469                      $13,590
10/31/2003                 $13,370                      $13,464
11/30/2003                 $13,390                      $13,496
12/31/2003                 $13,513                      $13,633
01/31/2004                 $13,607                      $13,743
02/29/2004                 $13,765                      $13,892
03/31/2004                 $13,878                      $13,996
04/30/2004                 $13,535                      $13,632
05/31/2004                 $13,505                      $13,577
06/30/2004                 $13,571                      $13,654

SECTOR BREAKDOWN‡

Short-Term Instruments	62.4%
U.S. Government Agencies	16.3%
Corporate Bonds & Notes	6.2%
Mortgage-Backed Securities	5.4%
U.S. Treasury Obligations	4.3%
Municipal Bonds & Notes	4.1%
Other	1.3%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Total Return Portfolio II Institutional Class (Inception 04/10/00)	0.43%	0.74%	7.36%
- - - - - - -	Lehman Brothers Aggregate Bond Index	0.15%	0.32%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,004.30	$1,025.00
Expenses Paid During Period†	$2.49	$2.52

†Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Total Return Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, with quality, U.S. issuer, and U.S. dollar-denominated security restrictions.

•	The Portfolio’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended June 30, 2004, returning 0.43% versus 0.15% for the Index.

•	The Portfolio’s below-Index duration helped returns, as yields rose over the period.

•	An emphasis on short/intermediate maturities was negative, as the yield curve flattened in anticipation of Fed tightening. However, this strategy enhanced security returns via “roll down,” or price appreciation, as bonds are revalued at lower yields over time, given the steepness of the yield curve.

•	Substituting Real Return Bonds (TIPS-Treasury Inflation Protected Securities) for nominal Treasuries was positive as TIPS benefited from strong demand for the inflation protection they provide.

•	A mortgage underweight was slightly negative, as mortgages outpaced comparable Treasuries; mortgage security selection was positive, however, and more than offset this impact.

•	The Portfolio’s underweight to corporate securities was slightly positive, as this sector lagged Treasuries modestly on like-duration basis.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Total Return Portfolio II (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		04/10/2000- 12/31/2000

Net asset value beginning of period	$10.31		$10.09		$10.12		$10.24		$10.02
Net investment income (a)	0.08	(d)	0.16	(d)	0.41	(d)	0.50	(d)	0.47	(d)
Net realized/unrealized gain (loss) on investments (a)	(0.03	)(d)	0.36	(d)	0.39	(d)	0.49	(d)	0.25	(d)
Total income from investment operations	0.05		0.52		0.80		0.99		0.72
Dividends from net investment income	(0.08)		(0.21)		(0.41)		(0.50)		(0.50)
Distributions from net realized capital gains	0.00		(0.09)		(0.42)		(0.61)		0.00
Total distributions	(0.08)		(0.30)		(0.83)		(1.11)		(0.50)
Net asset value end of period	$10.28		$10.31		$10.09		$10.12		$10.24
Total return	0.43%		5.24%		8.13%		9.88%		7.41%
Net assets end of period (000s)	$117		$16		$1,217		$3,845		$3,499
Ratio of net expenses to average net assets	0.50	%*	0.50%		0.51	%(c)	0.50	%(b)	0.50	%*
Ratio of net investment income to average net assets	1.59	%*(d)	1.56	%(d)	3.97	%(d)	4.70	%(d)	6.62	%*(d)
Portfolio turnover rate	116%		863%		418%		606%		937%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the period ending June 30, 2004 by 0.06% and the net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior period amounts, resulting in (reductions) to the net investment income ratio of 0.00%, (0.02)%, (0.01)% and (0.28)% and to the net investment income per share of $0.00, $0.00, $0.00 and $(0.03) in the fiscal years or periods ending December 31, 2003, 2002, 2001, and 2000, respectively. This change has no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Total Return Portfolio II

June 30, 2004 (unaudited)
Amounts in thousands, except per share amounts

Assets:

Investments, at value	$18,903
Cash	1
Receivable for investments sold on a delayed delivery basis	625
Interest and dividends receivable	43
Variation margin receivable	67
Swap premiums paid	1
Unrealized appreciation on swap agreements	4
19,644

Liabilities:

Payable for investments purchased	$1,461
Payable for short sale	638
Written options outstanding	14
Payable for Portfolio shares redeemed	14
Accrued investment advisory fee	4
Accrued administration fee	4
Accrued servicing fee	2
Variation margin payable	2
Swap premiums received	15
2,154

Net Assets	$17,490

Net Assets Consist of:

Paid in capital	$17,089
Undistributed net investment income	248
Accumulated undistributed net realized gain	89
Net unrealized appreciation	64
$17,490

Net Assets:

Institutional Class	$117
Administrative Class	17,373

Shares Issued and Outstanding:

Institutional Class	11
Administrative Class	1,690

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.28
Administrative Class	10.28

Cost of Investments Owned	$18,887

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Total Return Portfolio II

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$171
Dividends	2
Total Income	173

Expenses:

Investment advisory fees	22
Administration fees	22
Distribution and/or servicing fees - Administrative Class	13
Total Expenses	57

Net Investment Income	116

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	87
Net realized gain on futures contracts, options, and swaps	13
Net change in unrealized (depreciation) on investments	(115)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(40)
Net (Loss)	(55)

Net Increase in Assets Resulting from Operations	$61

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Total Return Portfolio II

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$116	$279
Net realized gain	100	359
Net change in unrealized appreciation (depreciation)	(155)	213
Net increase resulting from operations	61	850

Distributions to Shareholders:

From net investment income
Institutional Class	0	(2)
Administrative Class	(115)	(323)

From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(150)
Total Distributions	(115)	(475)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	106	0
Administrative Class	4	0

Issued as reinvestment of distributions
Institutional Class	0	2
Administrative Class	115	473

Cost of shares redeemed
Institutional Class	(6)	(1,200)
Administrative Class	(164)	(260)
Net increase (decrease) resulting from Portfolio share transactions	55	(984)

Total Increase (Decrease) in Net Assets	1	(609)

Net Assets:

Beginning of period	17,489	18,099
End of period*	$17,490	$17,489

*Including undistributed net investment income of:	$248	$246

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Total Return Portfolio II

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 6.6%
Banking & Finance 3.9%
CIT Group, Inc.
2.490% due 07/30/2004 (a)	$40	$40
2.670% due 01/31/2005 (a)	100	101
Ford Motor Credit Co.
3.045% due 10/25/2004 (a)	200	201
General Motors Acceptance Corp.
1.499% due 07/21/2004 (a)	100	100
3.158% due 05/19/2005 (a)	100	101
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	100	119
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	30	30

		692

Industrials 0.8%
El Paso Corp.
6.750% due 05/15/2009	50	46
Williams Cos., Inc.
7.875% due 09/01/2021	100	97

		143

Utilities 1.9%
AEP Texas Central Co.
2.500% due 02/15/2005 (a)	10	10
Appalachian Power Co.
4.800% due 06/15/2005	20	20
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	100	100
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	200	200

		330

Total Corporate Bonds & Notes (Cost $1,141)		1,165

MUNICIPAL BONDS & NOTES 4.4%

California State Polytechnic University Revenue Bonds, Series 1972
5.250% due 01/01/2010	100	109
City of Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2035	100	97
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	100	111
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	100	99
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	70	68
New Jersey State Tobacco Settlement Financing Corp., Series 2003
6.750% due 06/01/2039	100	90
New Jersey Transportation Trust Fund Revenue Bonds, Series 2003
5.000% due 06/15/2013	50	53
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
8.860% due 06/15/2023 (a)	25	26
New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 02/01/2033	100	97
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	20	20

Total Municipal Bonds & Notes (Cost $791)		770

U.S. GOVERNMENT AGENCIES 17.6%

Fannie Mae
6.500% due 08/01/2032	$33	$34
1.420% due 03/25/2034 (a)	97	97
5.090% due 09/01/2034 (a)	58	60
4.797% due 12/01/2036 (a)	56	58
6.000% due 06/01/2016- 07/25/2024 (b)	280	290
5.000% due 06/01/2018- 07/15/2034 (b)	1,128	1,112
5.500% due 10/01/2017- 07/15/2034 (b)	1,163	1,159
Federal Home Loan Bank
5.500% due 03/15/2015	2	2
Freddie Mac
6.000% due 09/01/2016	22	23
3.579% due 07/01/2027 (a)	7	7
3.532% due 01/01/2028 (a)	7	7
5.500% due 08/15/2030	35	36
6.500% due 08/01/2032	24	26
5.000% due 10/01/2018- 10/15/2026 (b)	111	112
Government National Mortgage Association
3.375% due 02/20/2027 (a)	28	28
3.500% due 05/20/2030 (a)	20	20
1.780% due 09/20/2030 (a)	9	9

Total U.S. Government Agencies (Cost $3,079)		3,080

U.S. TREASURY OBLIGATIONS 4.7%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (c)	119	127
3.625% due 01/15/2008	163	178
3.875% due 01/15/2009	458	512

Total U.S. Treasury Obligations (Cost $799)		817

MORTGAGE-BACKED SECURITIES 5.9%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	64	64
6.500% due 02/25/2033	15	15
Bear Stearns Adjustable Rate Mortgage Trust
6.053% due 08/25/2032 (a)	3	3
5.134% due 03/25/2033 (a)	36	37
4.802% due 12/25/2033 (a)	79	79
Countrywide Home Loans, Inc.
5.699% due 03/19/2032 (a)	3	3
CS First Boston Mortgage Securities Corp.
6.202% due 04/25/2032 (a)	1	1
5.192% due 06/25/2032 (a)	16	16
6.222% due 06/25/2032 (a)	12	13
2.360% due 08/25/2033 (a)	17	17
GSMPS Mortgage Loan Trust
7.000% due 07/25/2043	65	68
GSR Mortgage Loan Trust
6.000% due 03/25/2032	17	17
Impac CMB Trust
1.700% due 07/25/2033 (a)	84	84
1.550% due 01/25/2034 (a)	95	95
MASTR Asset Securitization Trust
5.500% due 09/25/2033	65	63
Merrill Lynch Mortgage Investors, Inc.
2.825% due 01/25/2029 (a)	92	94
1.600% due 01/20/2030 (a)	4	4
Prime Mortgage Trust
1.700% due 02/25/2034 (a)	71	71
Residential Funding Mortgage Securities I, Inc.
5.603% due 09/25/2032 (a)	3	3

Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)	$8	$8
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	2	2
1.460% due 08/25/2033 (a)	32	32
Washington Mutual Mortgage Securities Corp.
3.052% due 02/27/2034 (a)	34	34
2.624% due 08/25/2042 (a)	200	203

Total Mortgage-Backed Securities (Cost $1,032)		1,026

ASSET-BACKED SECURITIES 0.7%

Amortizing Residential Collateral Trust
1.570% due 06/25/2032 (a)	15	15
CIT Group Home Equity Loan Trust
1.570% due 06/25/2033 (a)	10	10
CS First Boston Mortgage Securities Corp.
1.610% due 01/25/2032 (a)	18	18
Equity One ABS, Inc.
1.580% due 11/25/2032 (a)	17	17
HFC Home Equity Loan Asset-Backed Certificates
1.630% due 10/20/2032 (a)	52	52
Household Mortgage Loan Trust
1.580% due 05/20/2032 (a)	3	3
Irwin Home Equity Loan Trust
1.590% due 06/25/2029 (a)	3	3
Morgan Stanley Dean Witter Capital I, Inc.
1.630% due 07/25/2032 (a)	5	5

Total Asset-Backed Securities (Cost $123)		123

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 95.000 Exp. 12/13/2004	5	0
Eurodollar June Futures (CME) Strike @ 91.000 Exp. 06/13/2005	16	0

Total Purchased Put Options (Cost $0)		0

PREFERRED SECURITY 0.7%
	Shares

DG Funding Trust
3.360% due 12/29/2049 (a)	11	118

Total Preferred Security (Cost $116)		118

SHORT-TERM INSTRUMENTS 67.5%
	Principal Amount (000s)
Certificates of Deposit 3.4%
Citibank New York N.A.
1.215% due 07/30/2004	300	300
Well Fargo Bank N.A.
1.090% due 07/07/2004	300	300

		600

Commercial Paper 57.1%
Fannie Mae
1.010% due 07/01/2004	800	800
1.030% due 07/01/2004	200	200
1.025% due 07/07/2004	300	300
1.045% due 07/21/2004	400	400
1.060% due 07/21/2004	400	400
1.056% due 07/28/2004	400	400
1.063% due 08/04/2004	100	100

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

1.150% due 08/18/2004	$200	$200
1.180% due 08/25/2004	200	200
1.185% due 08/25/2004	200	200
1.225% due 09/01/2004	200	199
1.230% due 09/01/2004	200	199
1.240% due 09/01/2004	200	199
1.380% due 09/01/2004	200	200
1.130% due 09/08/2004	200	199
1.415% due 09/08/2004	200	199
1.430% due 09/08/2004	200	199
1.415% due 09/15/2004	400	399
1.414% due 09/22/2004	100	100
1.426% due 09/22/2004	200	199
1.435% due 09/22/2004	400	399
Federal Home Loan Bank
1.165% due 07/16/2004	100	100
1.170% due 07/16/2004	200	200
1.180% due 08/25/2004	200	200
1.090% due 08/27/2004	200	200
1.240% due 09/01/2004	400	399
1.240% due 09/03/2004	200	199
Ford Motor Credit Co.
1.010% due 09/03/2004	100	100
Freddie Mac
1.010% due 07/15/2004	100	100
1.200% due 08/09/2004	200	399
1.150% due 08/17/2004	300	100
1.195% due 08/17/2004	200	200
1.175% due 08/24/2004	100	100
1.210% due 08/31/2004	200	200
1.275% due 09/07/2004	200	199
1.410% due 09/14/2004	200	199
1.440% due 09/14/2004	200	199
1.445% due 09/14/2004	200	199
1.465% due 09/28/2004	100	100
1.436% due 09/30/2004	200	199
1.540% due 10/18/2004	200	199
General Electric Capital Corp.
1.050% due 07/07/2004	200	200
1.300% due 09/08/2004	300	299

		9,981

Repurchase Agreement 3.1%
State Street Bank
0.800% due 07/01/2004	550	550

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $562. Repurchase proceeds are $550.)

U.S. Treasury Bills 3.9%
1.256% due 09/02/2004- 09/16/2004 (b)(c)	675	673

Total Short-Term Instruments		11,804
(Cost $11,806)

Total Investments 108.1%		$18,903
(Cost $18,887)

Written Options (f) (0.1%)		(14)
(Premiums $26)

Other Assets and Liabilities (Net) (8.0%)		(1,399)

Net Assets 100.0%		$17,490

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $501 have been segregated with the custodian to cover margin requirements for the following open futures contracts at

June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	6	$(8)
Eurodollar March Long Futures	03/2006	2	(2)
Eurodollar June Long Futures	06/2005	8	(11)
Eurodollar September Long Futures	09/2005	7	(12)
Eurodollar December Long Futures	12/2004	2	1
Eurodollar December Long Futures	12/2005	7	(11)
U.S. Treasury 10-Year Note Long Futures	09/2004	52	66
U.S. Treasury 5-Year Note Long Futures	09/2004	31	21

			$44

(d) Principal amount of security is adjusted for inflation.

(e)	Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Unrealized Appreciation
Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bear Stearns & Co., Inc.
Exp. 07/01/2004	$10	$0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bank of America
Exp. 07/31/2004	50	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bear Stearns & Co., Inc.
Exp. 08/01/2004	100	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Bear Stearns & Co., Inc.
Exp. 09/01/2004	0	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/30/2004	100	0

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC
Exp. 12/15/2006	$100	$0

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Barclays Bank PLC
Exp. 12/15/2006	200	0

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America
Exp. 12/15/2009	400	4

		$4

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Total Return Portfolio II

June 30, 2004 (Unaudited)

(f) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures		$111.500		08/27/2004	1	$1	$0
Call - CBOT U.S. Treasury Note September Futures		115.000		08/27/2004	4	2	0
Call - CBOT U.S. Treasury Note September Futures		111.000		08/27/2004	1	0	1
Call - CBOT U.S. Treasury Note September Futures		114.000		08/27/2004	2	1	0
Call - CBOT U.S. Treasury Note September Futures		110.000		08/27/2004	2	2	2
Put - CBOT U.S. Treasury Note September Futures		107.500		08/27/2004	1	1	0
Put - CBOT U.S. Treasury Note September Futures		108.000		08/27/2004	2	3	1
Put - CBOT U.S. Treasury Note September Futures		105.000		08/27/2004	2	1	0
						$11	$4
Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$100	$1	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	100	4	7
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	100	4	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	100	3	3
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	100	3	0
						$15	$10

* The Portfolio will pay a floating rate based on 3-month LIBOR.
** The Portfolio will receive a floating rate based on 3-month LIBOR.

(g) Short sales open at June 30, 2004 were as follows:
Type		Coupon (%)		Maturity	Par	Value	Proceeds
U.S. Treasury Bond		6.250		08/15/2023	$100	$111	$109
U.S. Treasury Bond		6.250		05/15/2030	200	224	218
U.S. Treasury Bond		5.375		02/15/2031	200	202	198
U.S. Treasury Note		4.750		05/15/2014	100	101	100
						$638	$625

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on May 28, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The

12	Semi-Annual Report	June 30, 2004

Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased(decreased) net investment income by $13,839 and $(463), and net realized gain(loss) by $(14,308) and $581 and net change in unrealized appreciation(depreciation) by $469 and $(118) for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase(decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,979	$7,308	$1,297	$654

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$30
Sales	25
Closing Buys	(5)
Expirations	(24)
Exercised	0
Balance at 06/30/2004	$26

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 71	$(55)	$16

14	Semi-Annual Report	June 30, 2004

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	10	$106	0	$0
Administrative Class	0	4	0	0

Issued as reinvestment of distributions

Institutional Class	0	0	0	2
Administrative Class	11	115	45	473

Cost of shares redeemed

Institutional Class	(1)	(6)	(119)	(1,200)
Administrative Class	(15)	(164)	(25)	(260)

Net increase (decrease) resulting from Portfolio share transactions	5	$55	(99)	$(985)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	2	100
Administrative Class	1	100

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

16	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

LOW DURATION PORTFOLIO

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

Low Duration Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                        Low Duration                       Merrill Lynch
                   Portfolio Inst. Class             1-3 Year Treasury Index
                   ---------------------             -----------------------
04/30/2000                $10,000                            $10,000
05/31/2000                $10,026                            $10,041
06/30/2000                $10,165                            $10,145
07/31/2000                $10,226                            $10,209
08/31/2000                $10,305                            $10,285
09/30/2000                $10,382                            $10,359
10/31/2000                $10,434                            $10,414
11/30/2000                $10,544                            $10,513
12/31/2000                $10,626                            $10,638
01/31/2001                $10,800                            $10,771
02/28/2001                $10,818                            $10,841
03/31/2001                $10,879                            $10,932
04/30/2001                $10,959                            $10,961
05/31/2001                $11,049                            $11,023
06/30/2001                $11,028                            $11,060
07/31/2001                $11,238                            $11,184
08/31/2001                $11,309                            $11,249
09/30/2001                $11,498                            $11,434
10/31/2001                $11,602                            $11,542
11/30/2001                $11,499                            $11,517
12/31/2001                $11,452                            $11,521
01/31/2002                $11,561                            $11,545
02/28/2002                $11,652                            $11,600
03/31/2002                $11,597                            $11,522
04/30/2002                $11,705                            $11,651
05/31/2002                $11,769                            $11,697
06/30/2002                $11,843                            $11,795
07/31/2002                $11,904                            $11,939
08/31/2002                $12,010                            $11,980
09/30/2002                $12,076                            $12,079
10/31/2002                $12,133                            $12,107
11/30/2002                $12,171                            $12,070
12/31/2002                $12,279                            $12,184
01/31/2003                $12,321                            $12,183
02/28/2003                $12,418                            $12,233
03/31/2003                $12,432                            $12,256
04/30/2003                $12,483                            $12,279
05/31/2003                $12,568                            $12,325
06/30/2003                $12,584                            $12,343
07/31/2003                $12,431                            $12,276
08/31/2003                $12,463                            $12,285
09/30/2003                $12,577                            $12,396
10/31/2003                $12,532                            $12,350
11/30/2003                $12,533                            $12,344
12/31/2003                $12,584                            $12,415
01/31/2004                $12,619                            $12,440
02/29/2004                $12,678                            $12,500
03/31/2004                $12,715                            $12,539
04/30/2004                $12,630                            $12,418
05/31/2004                $12,617                            $12,407
06/30/2004                $12,642                            $12,406

SECTOR BREAKDOWN‡

Short-Term Instruments	67.8%
U.S. Government Agencies	9.3%
Asset-Backed Securities	7.7%
U.S. Treasury Obligations	5.9%
Mortgage-Backed Securities	3.7%
Corporate Bonds & Notes	2.5%
Other	3.1%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	Low Duration Portfolio Institutional Class (Inception 04/10/00)	0.46%	0.46%	5.69%
- - - - - - -	Merrill Lynch 1-3 Year Treasury Index	–0.08%	0.50%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,004.60	$1,025.00
Expenses Paid During Period†	$2.49	$2.52

†Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio’s Institutional Class shares returned 0.46% for the six-month period ended June 30, 2004, outperforming the Merrill Lynch 1-3 Year Treasury Index return of –0.08% for the same period.

•	The Portfolio’s duration was positioned below the benchmark during the period. This hurt returns in the first quarter when rates fell and helped later in the period when market sold off, resulting in an overall neutral effect on performance.

•	The Portfolio’s broader-than-Index maturity distribution had a positive impact on returns, as maturities within the Index fared the worst during the period.

•	An emphasis on mortgage-backed securities was positive for performance, as this sector outperformed Treasuries during the period. Positive security selection within the sector further enhanced returns.

•	The Portfolio’s limited holdings of corporate bonds did not have a significant effect on performance.

•	A small allocation to emerging market bonds detracted from returns. Leveraged tactical investors sold emerging market bonds as interest rates rose, which negatively impacted this asset class.

•	Exposure to developed non-U.S. markets, primarily short maturity Eurozone holdings, had a strong positive effect on performance. Eurozone issues benefited from expectations for lower growth and inflation in Europe.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

Low Duration Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		12/31/2002		12/31/2001		04/10/2000- 12/31/2000

Net asset value beginning of period	$10.27		$10.23		$9.95		$9.82		$9.70
Net investment income (a)	0.06	(c)	0.17	(c)	0.38	(c)	0.60	(c)	0.46	(c)
Net realized/unrealized gain (loss) on investments (a)	(0.01	)(c)	0.08	(c)	0.33	(c)	0.15	(c)	0.12	(c)
Total income from investment operations	0.05		0.25		0.71		0.75		0.58
Dividends from net investment income	(0.06)		(0.20)		(0.37)		(0.56)		(0.46)
Distributions from net realized capital gains	0.00		(0.01)		(0.06)		(0.06)		0.00
Total distributions	(0.06)		(0.21)		(0.43)		(0.62)		(0.46)
Net asset value end of period	$10.26		$10.27		$10.23		$9.95		$9.82
Total return	0.46%		2.49%		7.22%		7.77%		6.13%
Net assets end of period (000s)	$9,067		$11		$11		$468		$5,430
Ratio of net expenses to average net assets	0.50	%*	0.50%		0.51	%(b)	0.55	%(b)	0.50	%*
Ratio of net investment income to average net assets	1.08	%*(c)	1.68	%(c)	3.78	%(c)	6.01	%(c)	6.49	%*(c)
Portfolio turnover rate	65%		284%		339%		661%		165%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(c)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain(loss) in the Statement of Operations. The effect of this reclassification was to (reduce) the net investment income ratio for the period ending June 30, 2004 by 0.00% and the net investment income per share by $0.00. For consistency, similar reclassifications have been made to prior period amounts, resulting in increases(reductions) to the net investment income ratio of 0.00%, (0.01)%, 0.02% and 0.00% and to the net investment income per share of $0.00, $0.00, $0.00 and $0.00 in the fiscal years or periods ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

Low Duration Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$244,126
Foreign currency, at value	358
Receivable for investments sold	3
Unrealized appreciation on forward foreign currency contracts	17
Receivable for Portfolio shares sold	857
Interest and dividends receivable	240
Variation margin receivable	285
Swap premiums paid	2
Unrealized appreciation on swap agreements	3
245,891

Liabilities:

Payable for investments purchased	$20,499
Unrealized depreciation on forward foreign currency contracts	14
Written options outstanding	6
Payable for Portfolio shares redeemed	45
Accrued investment advisory fee	43
Accrued administration fee	43
Accrued servicing fee	23
Recoupment payable to Manager	3
Unrealized depreciation on swap agreements	2
20,678

Net Assets	$225,213

Net Assets Consist of:

Paid in capital	$225,406
Undistributed net investment income	71
Accumulated undistributed net realized (loss)	(537)
Net unrealized appreciation	273
$225,213

Net Assets:

Institutional Class	$9,067
Administrative Class	216,146

Shares Issued and Outstanding:

Institutional Class	884
Administrative Class	21,073

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.26
Administrative Class	10.26

Cost of Investments Owned	$244,105
Cost of Foreign Currency Held	$354

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

Low Duration Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$1,249
Dividends	14
Miscellaneous income	2
Total Income	1,265

Expenses:

Investment advisory fees	202
Administration fees	202
Distribution and/or servicing fees - Administrative Class	119
Trustees’ fees	2
Miscellaneous expense	3
Total Expenses	528

Net Investment Income	737

Net Realized and Unrealized Gain (Loss):

Net realized (loss) on investments	(184)
Net realized (loss) on futures contracts, options, and swaps	(140)
Net realized (loss) on foreign currency transactions	(76)
Net change in unrealized (depreciation) on investments	(166)
Net change in unrealized appreciation on futures contracts, options, and swaps	91
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7
Net (Loss)	(468)

Net Increase in Assets Resulting from Operations	$269

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

Low Duration Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase in Net Assets from:

Operations:

Net investment income	$737	$591
Net realized gain (loss)	(400)	129
Net change in unrealized appreciation (depreciation)	(68)	161
Net increase resulting from operations	269	881

Distributions to Shareholders:

From net investment income
Institutional Class	(21)	0
Administrative Class	(793)	(704)

From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(110)
Total Distributions	(814)	(814)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	9,077	0
Administrative Class	130,603	109,489

Issued as reinvestment of distributions
Institutional Class	21	0
Administrative Class	792	815

Cost of shares redeemed
Institutional Class	(29)	0
Administrative Class	(30,136)	(14,447)
Net increase resulting from Portfolio share transactions	110,328	95,857

Total Increase in Net Assets	109,783	95,924

Net Assets:

Beginning of period	115,430	19,506
End of period*	$225,213	$115,430

*Including undistributed net investment income of:	$71	$148

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

Low Duration Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 2.7%
Banking & Finance 1.2%
CIT Group, Inc.
2.489% due 07/30/2004 (a)	$100	$100
Ford Motor Credit Co.
6.700% due 07/16/2004	700	701
3.045% due 10/25/2004 (a)	500	502
General Motors Acceptance Corp.
1.499% due 07/21/2004 (a)	100	100
2.400% due 10/20/2005 (a)	700	706
Pemex Project Funding Master Trust
2.640% due 01/07/2005 (a)	100	100
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	500	500

		2,709

Industrials 0.6%
Altria Group, Inc.
7.650% due 07/01/2008	200	216
AOL Time Warner, Inc.
6.125% due 04/15/2006	250	262
Clear Channel Communications, Inc.
6.000% due 11/01/2006	250	263
DaimlerChrysler North America Holding Corp.
1.678% due 08/02/2004 (a)	200	200
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	200	219
International Paper Co.
7.625% due 01/15/2007	250	271

		1,431

Utilities 0.9%
Appalachian Power Co.
4.800% due 06/15/2005	40	41
Entergy Mississippi, Inc.
4.350% due 04/01/2008	100	100
France Telecom S.A.
8.200% due 03/01/2006	100	107
Northern Indiana Public Service Co.
6.500% due 07/22/2004	200	200
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	1,300	1,301
Progress Energy, Inc.
6.750% due 03/01/2006	250	264
Sprint Capital Corp.
6.125% due 11/15/2008	35	37

		2,050

Total Corporate Bonds & Notes (Cost $6,185)		6,190

U.S. GOVERNMENT AGENCIES 10.0%

Fannie Mae
1.700% due 11/25/2032 (a)	245	245
5.000% due 04/25/2033	261	262
1.420% due 03/25/2034 (a)	777	772
5.090% due 09/01/2034 (a)	175	179
4.797% due 12/01/2036 (a)	169	174
2.625% due 09/01/2040 (a)	36	37
1.650% due 03/25/2044 (a)	1,203	1,188
6.000% due 06/01/2016-03/01/2033 (b)	1,751	1,796
5.500% due 10/01/2017-07/15/2034 (b)	12,174	12,136
6.500% due 08/01/2032-01/01/2033 (b)	118	122
Federal Home Loan Bank
5.500% due 04/17/2006	1,000	1,046
Federal Housing Administration
7.430% due 10/01/2020	65	64

Freddie Mac
1.488% due 07/15/2016 (a)	$1,738	$1,740
5.000% due 10/01/2018	81	81
5.500% due 08/15/2030	183	186
6.000% due 09/01/2016-02/01/2033 (b)	1,569	1,622
6.500% due 08/01/2032-07/25/2043 (b)	450	471
Government National Mortgage Association
3.000% due 04/20/2034 (a)	500	487

Total U.S. Government Agencies (Cost $22,570)		22,608

U.S. TREASURY OBLIGATIONS 6.4%

Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008	1,745	1,908
3.875% due 01/15/2009	1,994	2,224
U.S. Treasury Note
2.750% due 06/30/2006	10,300	10,310

Total U.S. Treasury Obligations (Cost $14,393)		14,442

MORTGAGE-BACKED SECURITIES 4.0%

Amortizing Residential Collateral Trust
1.620% due 07/25/2032 (a)	215	215
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	321	321
5.667% due 10/20/2032 (a)	14	15
Bear Stearns Adjustable Rate Mortgage Trust
5.974% due 06/25/2032 (a)	30	30
5.288% due 10/25/2032 (a)	4	4
5.380% due 01/25/2033 (a)	58	58
5.450% due 03/25/2033 (a)	87	88
5.134% due 04/25/2033 (a)	72	73
4.924% due 01/25/2034 (a)	384	386
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	141	145
6.000% due 10/25/2033	409	411
Countrywide Home Loans, Inc.
1.570% due 04/25/2034 (a)	721	716
Credit-Based Asset Servicing and Securitization
1.800% due 01/25/2033 (a)	374	375
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (a)	50	50
6.222% due 06/25/2032 (a)	6	6
5.720% due 10/25/2032 (a)	22	22
1.429% due 08/25/2033 (a)	58	58
GSR Mortgage Loan Trust
6.000% due 03/25/2032	21	21
Impac CMB Trust
1.700% due 07/25/2033 (a)	184	185
1.550% due 01/25/2034 (a)	473	473
MASTR Asset Securitization Trust
5.500% due 09/25/2033	130	127
Mellon Residential Funding Corp.
1.478% due 06/15/2030 (a)	1,147	1,140
MLCC Mortgage Investors, Inc.
2.821% due 01/25/2029 (a)	554	565
Prime Mortgage Trust
1.500% due 02/25/2034 (a)	70	70
1.700% due 02/25/2034 (a)	212	212
Residential Funding Mortgage Securities I, Inc.
5.603% due 09/25/2032 (a)	5	5
Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	772	751
Sequoia Mortgage Trust
1.620% due 05/20/2032 (a)	70	70
1.580% due 08/20/2032 (a)	38	38
Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)	96	96

Structured Asset Securities Corp.
1.600% due 10/25/2027 (a)	$49	$49
6.150% due 07/25/2032 (a)	4	5
1.460% due 08/25/2033 (a)	292	292
1.800% due 11/25/2033 (a)	258	254
Washington Mutual Mortgage Securities Corp.
6.230% due 07/25/2032 (a)	12	12
3.052% due 02/27/2034 (a)	137	137
3.565% due 01/25/2041 (a)	13	13
2.624% due 08/25/2042 (a)	501	506
Washington Mutual, Inc.
5.500% due 04/26/2032 (a)	107	109
4.820% due 10/25/2032	897	906

		9,009

Total Mortgage-Backed Securities (Cost $9,091)		9,009

ASSET-BACKED SECURITIES 8.5%

ACE Securities Corp.
1.640% due 06/25/2032 (a)	4	4
Ameriquest Mortgage Securities, Inc.
1.610% due 04/25/2032 (a)	118	119
Amortizing Residential Collateral Trust
1.590% due 07/25/2032 (a)	257	257
Asset Backed Securities Corp. Home Equity
2.338% due 03/15/2032 (a)	600	604
Chase Funding Mortgage Loan Asset-Backed Certificates
1.580% due 05/25/2030 (a)	1,944	1,947
CIT Group Home Equity Loan Trust
1.570% due 06/25/2033 (a)	34	34
Citifinancial Mortgage Securities, Inc.
1.400% due 05/25/2033 (a)	16	16
Countrywide Asset-Backed Certificates
1.550% due 07/25/2018 (a)	322	323
1.530% due 12/25/2034 (a)	1,400	1,399
Credit-Based Asset Servicing and Securitization
1.620% due 06/25/2032 (a)	9	9
1.550% due 09/25/2033 (a)	360	360
CS First Boston Mortgage Securities Corp.
1.610% due 01/25/2032 (a)	55	56
Equity One ABS, Inc.
1.580% due 11/25/2032 (a)	32	32
First Franklin Mtg Loan Asset-Backed Certificates
1.420% due 07/25/2033 (a)	1,550	1,552
GSAMP Trust
1.490% due 10/25/2033 (a)	1,088	1,088
1.620% due 03/25/2034 (a)	1,100	1,100
HFC Home Equity Loan Asset-Backed Certificates
1.630% due 10/20/2032 (a)	620	621
Household Mortgage Loan Trust
1.580% due 05/20/2032 (a)	7	7
Irwin Home Equity Loan Trust
1.590% due 06/25/2029 (a)	6	6
Long Beach Mortgage Loan Trust
1.750% due 11/25/2032 (a)	764	766
MMCA Automobile Trust
2.550% due 02/15/2007	698	701
Morgan Stanley Dean Witter Capital I, Inc.
1.630% due 07/25/2032 (a)	10	10
Residential Asset Mortgage Products, Inc.
1.640% due 09/25/2033 (a)	1,099	1,102
1.550% due 02/25/2034 (a)	1,104	1,104
Residential Asset Securities Corp.
1.450% due 06/25/2023 (a)	798	798
1.420% due 06/25/2025 (a)	345	346
Specialty Underwriting & Residential Finance
1.630% due 11/25/2034 (a)	2,296	2,298
Structured Asset Investment Loan Trust
1.400% due 04/25/2033 (a)	1,169	1,169
1.420% due 06/25/2033 (a)	359	359

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Truman Capital Mortgage Loan Trust
1.640% due 01/25/2034 (a)		$856	$846
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		15	15

Total Asset-Backed Securities (Cost $19,047)			19,048

SOVEREIGN ISSUES 0.3%

Republic of Brazil
2.062% due 04/15/2006 (a)		374	369
2.125% due 04/15/2009 (a)		353	321

Total Sovereign Issues (Cost $707)			690

FOREIGN CURRENCY-DENOMINATED ISSUES (g)(h) 2.7%

Kingdom of Netherlands
0.000% due 09/30/2004	EC	5,000	6,053

Total Foreign Currency-Denominated Issues (Cost $6,016)			6,053

PREFERRED SECURITY 0.3%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		60	645

Total Preferred Security (Cost $632)			645

SHORT-TERM INSTRUMENTS 73.5%
	Principal Amount (000s)
Commercial Paper 71.0%
ABN AMRO North America Finance
1.090% due 07/29/2004		$4,500	4,496
Altria Group, Inc.
1.800% due 10/29/2004		200	199
Anz (Delaware), Inc.
1.040% due 07/06/2004		700	700
1.045% due 07/07/2004		100	100
Bank of Ireland
1.285% due 09/03/2004		5,500	5,486
1.235% due 09/08/2004		600	598
Barclays U.S. Funding Corp.
1.210% due 08/23/2004		200	200
1.110% due 08/25/2004		700	699
CBA (de) Finance
1.050% due 07/02/2004		500	500
1.040% due 07/07/2004		3,000	2,999
1.050% due 07/13/2004		200	200
1.080% due 07/27/2004		200	200
1.140% due 08/09/2004		300	300
CDC Commercial Paper, Inc.
1.050% due 07/07/2004		3,300	3,299
1.100% due 08/04/2004		900	899
1.120% due 08/24/2004		300	299
Danske Corp.
1.070% due 07/26/2004		1,200	1,199
1.240% due 09/17/2004		1,000	997
1.250% due 09/20/2004		1,900	1,894
Den Norske Bank ASA
1.260% due 09/20/2004		3,800	3,787
1.285% due 09/21/2004		1,100	1,096
European Investment Bank
1.030% due 07/02/2004		400	400
1.050% due 07/16/2004		2,800	2,799
Fannie Mae
1.030% due 07/01/2004		900	900
1.025% due 07/07/2004		9,600	9,598
1.040% due 07/14/2004		3,400	3,399

1.060% due 07/21/2004	$4,800	$4,797
1.055% due 08/04/2004	1,000	999
1.150% due 08/18/2004	800	799
1.105% due 09/01/2004	1,900	1,895
1.225% due 09/01/2004	2,000	1,995
1.230% due 09/01/2004	600	599
1.130% due 09/08/2004	1,100	1,097
1.430% due 09/08/2004	2,100	2,094
1.414% due 09/22/2004	300	299
1.426% due 09/22/2004	2,100	2,093
1.600% due 10/01/2004	1,300	1,295
Federal Home Loan Bank
1.170% due 07/16/2004	1,300	1,299
1.240% due 09/01/2004	700	698
Ford Motor Credit Co.
1.010% due 09/03/2004	1,200	1,197
Freddie Mac
1.025% due 07/06/2004	400	400
1.060% due 08/03/2004	100	100
1.200% due 08/09/2004	500	499
1.120% due 08/10/2004	1,100	1,099
1.205% due 08/20/2004	2,100	2,096
1.175% due 08/24/2004	3,300	3,294
1.180% due 08/24/2004	4,300	4,292
1.315% due 09/07/2004	800	798
1.320% due 09/07/2004	2,100	2,094
1.440% due 09/14/2004	2,100	2,094
1.445% due 09/14/2004	3,600	3,589
1.436% due 09/30/2004	600	598
1.560% due 10/20/2004	2,200	2,189
General Electric Capital Corp.
1.050% due 07/07/2004	100	100
1.040% due 07/08/2004	300	300
1.060% due 07/12/2004	100	100
1.140% due 09/03/2004	300	299
1.300% due 09/08/2004	3,600	3,590
1.460% due 09/14/2004	100	100
1.480% due 09/15/2004	1,600	1,595
HBOS Treasury Services PLC
1.040% due 07/08/2004	300	300
1.035% due 07/09/2004	200	200
1.055% due 07/16/2004	600	600
1.080% due 07/22/2004	2,500	2,498
1.080% due 07/26/2004	100	100
1.095% due 08/02/2004	200	200
1.250% due 08/25/2004	700	699
1.150% due 09/03/2004	100	100
1.305% due 09/07/2004	400	399
1.335% due 09/09/2004	700	698
1.290% due 09/24/2004	300	299
1.580% due 10/21/2004	300	298
1.585% due 10/26/2004	200	199
ING U.S. Funding LLC
1.310% due 09/02/2004	5,600	5,586
1.345% due 09/09/2004	600	598
KFW International Finance, Inc.
1.095% due 08/10/2004	1,300	1,298
1.110% due 08/20/2004	3,400	3,395
National Australia Bank Ltd.
1.050% due 07/02/2004	4,000	4,000
Nestle Capital Corp.
1.035% due 07/01/2004	500	500
1.110% due 08/24/2004	3,100	3,095
1.110% due 08/26/2004	2,200	2,196
1.240% due 09/14/2004	300	299
Royal Bank of Scotland PLC
1.045% due 07/06/2004	100	100
1.050% due 07/14/2004	100	100
1.070% due 07/14/2004	1,600	1,599
1.090% due 08/06/2004	300	300
1.135% due 08/26/2004	100	100
1.135% due 09/01/2004	1,300	1,297
Shell Finance (UK) PLC
1.035% due 07/02/2004	800	800

1.230% due 08/11/2004	$1,800	$1,797
1.350% due 08/27/2004	3,400	3,393
Spintab AB
1.490% due 09/02/2004	1,400	1,396
1.260% due 09/08/2004	2,100	2,094
Stadshypoket Delaware, Inc.
1.490% due 09/23/2004	2,800	2,790
Svenska Handlesbanken
1.070% due 07/21/2004	200	200
1.145% due 09/01/2004	1,900	1,895
Svenska Handlesbanken, Inc.
1.230% due 07/22/2004	1,400	1,399
1.090% due 08/03/2004	300	300
1.250% due 09/01/2004	3,000	2,993
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	500	500
Toyota Motor Credit Corp.
1.390% due 09/15/2004	3,200	3,190
1.480% due 09/22/2004	1,600	1,594
UBS Finance, Inc.
1.060% due 07/01/2004	400	400
1.040% due 07/06/2004	100	100
1.055% due 07/13/2004	100	100
1.195% due 07/21/2004	1,300	1,299
1.240% due 08/31/2004	100	100
1.130% due 09/07/2004	400	399
1.340% due 09/08/2004	1,300	1,296
1.245% due 09/10/2004	100	100
1.270% due 09/20/2004	200	199
Westpac Capital Corp.
1.030% due 07/07/2004	100	100
1.030% due 07/08/2004	600	600
1.030% due 07/09/2004	100	100
1.030% due 07/12/2004	100	100
Westpac Trust Securities NZ Ltd.
1.120% due 08/16/2004	700	699
1.215% due 08/24/2004	1,300	1,298

		159,909

Repurchase Agreement 2.2%
State Street Bank
0.800% due 07/01/2004	4,823	4,823

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $4,923. Repurchase proceeds are $4,823.)

U.S. Treasury Bills 0.3%
1.219% due 09/02/2004- 09/16/2004 (b)(d)	710	709

Total Short-Term Instruments (Cost $165,464)		165,441

Total Investments 108.4%		$244,126
(Cost $244,105)

Written Options (f) (0.0%)		(6)
(Premiums $68)

Other Assets and Liabilities (Net) (8.4%)		(18,907)

Net Assets 100.0%		$225,213

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

Low Duration Portfolio

June 30, 2004 (Unaudited)

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $708 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	1	$0
Euribor December Long Futures	12/2005	37	(30)
Euribor June Long Futures	06/2005	22	6
Euribor September Long Futures	09/2005	20	(2)
Euribor Written Put Options Strike @ 97.000	12/2004	2	2
Euribor Written Put Options Strike @ 97.500	09/2004	4	1
U.S. Treasury 2-Year Note Long Futures	09/2004	534	207
			$184

(e) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2032	BP	100	$(2)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032	EC	200	3

Receive a fixed rate equal to 1.650% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A.
Exp. 05/30/2005		$10	0
			$1

(f) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note September Futures		$107.500		08/27/2004	7	$5	$3

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3.750	%**	08/02/2004	4,000	$34	$0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.250	%*	08/02/2004	4,000	25	3
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	700	3	0
						$62	$3

* The Portfolio will pay a floating rate based on 3-month LIBOR.
**The Portfolio will receive a floating rate based on 3-month LIBOR.
(g) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	95	08/2004	$1	$0	$1
Buy		300	09/2004	2	0	2
Buy	CP	24,364	08/2004	0	0	0
Buy		60,602	09/2004	2	0	2
Sell	EC	5,224	07/2004	4	(11)	(7)
Buy	H$	250	08/2004	0	0	0
Buy		777	09/2004	0	0	0
Buy	KW	37,380	08/2004	1	0	1
Buy		118,000	09/2004	1	0	1
Buy	MP	1,121	09/2004	0	(2)	(2)
Buy	PN	112	08/2004	0	0	0
Buy		139	09/2004	0	0	0
Buy	RP	2,578	09/2004	0	(1)	(1)
Buy	RR	915	08/2004	0	0	0
Buy		2,854	09/2004	0	0	0
Buy	S$	54	08/2004	0	0	0
Buy		170	09/2004	0	0	0
Buy	SR	216	08/2004	3	0	3
Sell		130	08/2004	0	0	0
Buy		274	09/2004	2	0	2
Sell		160	09/2004	0	0	0
Buy	SV	1,061	08/2004	1	0	1
Buy		1,337	09/2004	0	0	0
Buy	T$	1,063	08/2004	0	0	0
Buy		3,321	09/2004	0	0	0
				$17	$(14)	$3

(h) Principal amount denoted in indicated currency:

BP	-	British Pound
BR	-	Brazilian Real
CP	-	Chilean Peso
EC	-	Euro
H$	-	Hong Kong Dollar
KW	-	South Korean Won
MP	-	Mexican Peso
PN	-	Peruvian New Sol
RP	-	Indian Rupee
RR	-	Russian Ruble
S$	-	Singapore Dollar
SR	-	South African Rand
SV	-	Slovakian Koruna
T$	-	Taiwan Dollar

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

June 30, 2004	Semi-Annual Report	11

Notes to Financial Statements (Cont.)

June 30,2004 (Unaudited)

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell,

12	Semi-Annual Report	June 30, 2004

the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income by $(415) and $(314), and net realized gain by $348 and $50 and net change in unrealized appreciation by $68 and $264 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit;

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.50%
Administrative Class	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 54,302	$ 21,503	$ 35,481	$ 13,017

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$0
Sales	115
Expirations	(47)
Exercised	0
Balance at 06/30/2004	$68

6. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 279	$(258)	$21

14	Semi-Annual Report	June 30, 2004

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	884	$9,077	0	$0
Administrative Class	12,693	130,603	10,656	109,489

Issued as reinvestment of distributions

Institutional Class	2	21	0	0
Administrative Class	77	792	79	815

Cost of shares redeemed

Institutional Class	(3)	(29)	0	0
Administrative Class	(2,931)	(30,136)	(1,406)	(14,447)

Net increase resulting from Portfolio share transactions	10,722	$110,328	9,329	$95,857

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	100
Administrative Class	7	94

8. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

16	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

PIMCO VARIABLE INSURANCE TRUST

HIGH YIELD PORTFOLIO

INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2004

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Bond prices were more volatile during the six-month period ended June 30, 2004. Interest rates rose sharply during the second quarter 2004, causing bonds to give back modest gains from earlier in the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, was nearly flat during the first six months of 2004, returning 0.15% after losing 2.44% during the second quarter. The yield on the benchmark ten-year Treasury closed June 30, 2004 at 4.58%, up 0.75% from April 1, 2004, but up only 0.34% from where it began the six-month period on January 1, 2004.

Continued growth in employment convinced the markets that the Federal Reserve would soon begin a long anticipated tightening cycle. On June 30, 2004, the Fed met market expectations by increasing the federal funds rate 0.25%, which was the first rate increase since June 25, 2003. The central bank had held this rate at 1% for more than a year, which generated negative real short-term rates. And on August 10, 2004, the Fed increased the federal funds rate another 0.25% to 1.50%.

Investors that had profited handsomely from borrowing at low short-term rates and investing in higher-yielding longer maturity bonds surrendered some of those profits towards the latter part of the six-month period. Concern that borrowing rates would rise led investors to liquidate long positions and unwind these trades, which caused bond prices to decrease. However, substantial leverage remained among banks, hedge funds, and other investors, making bond markets somewhat vulnerable to additional Fed rate increases. There were also signs of rising inflation, which fueled anxiety that central banks might continue to raise interest rates.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance for the six-month period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

August 11, 2004

June 30, 2004	Semi-Annual Report	1

Important Information About the Portfolio

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio.

On the performance summary page in this semi-annual report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio’s individual page in this semi-annual report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 1/1/04 to 6/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

PIMCO Variable Insurance Trust is distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	Semi-Annual Report	June 30, 2004

High Yield Portfolio

CUMULATIVE RETURNS THROUGH JUNE 30, 2004

                                    [CHART]

                              High Yield               Merrill Lynch U.S. High
                        Portfolio Inst. Class          Yield BB-B Rated Index
                        ---------------------          -----------------------
06/30/2002                    $10,000                         $10,000
07/31/2002                     $9,392                          $9,611
08/31/2002                     $9,785                          $9,914
09/30/2002                     $9,499                          $9,764
10/31/2002                     $9,570                          $9,675
11/30/2002                    $10,168                         $10,237
12/31/2002                    $10,343                         $10,349
01/31/2003                    $10,618                         $10,581
02/28/2003                    $10,774                         $10,703
03/31/2003                    $11,002                         $10,946
04/30/2003                    $11,559                         $11,473
05/31/2003                    $11,666                         $11,550
06/30/2003                    $11,894                         $11,847
07/31/2003                    $11,634                         $11,651
08/31/2003                    $11,816                         $11,784
09/30/2003                    $12,083                         $12,077
10/31/2003                    $12,296                         $12,297
11/30/2003                    $12,407                         $12,454
12/31/2003                    $12,731                         $12,724
01/31/2004                    $12,831                         $12,888
02/29/2004                    $12,788                         $12,916
03/31/2004                    $12,865                         $13,030
04/30/2004                    $12,750                         $12,920
05/31/2004                    $12,593                         $12,713
06/30/2004                    $12,757                         $12,874

SECTOR BREAKDOWN‡

Industrials	56.6%
Utilities	12.7%
Banking & Finance	10.8%
Short-Term Instruments	6.5%
Sovereign Issues	5.8%
Other	7.6%

‡ % of Total Investments as of June 30, 2004

à$10,000 invested at the beginning of the first full month following the inception of the Institutional Class.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2004

		6 Months	1 Year	Since Inception*
	High Yield Portfolio Institutional Class (Inception 07/01/02)	0.20%	7.25%	12.95%
- - - - - - -	Merrill Lynch U.S. High Yield BB-B Rated Index	1.18%	8.67%	—
	* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Please refer to page 2 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/04)	$1,000.00	$1,000.00
Ending Account Value (06/30/04)	$1,002.00	$1,025.00
Expenses Paid During Period†	$3.04	$3.07

†Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Portfolio’s Institutional Class shares returned 0.20% for the six-month period ended June 30, 2004, compared to 1.18% for the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	During the semi-annual period, chemical issues outperformed the high yield market by more than 3%, thus the Portfolio’s underweight to the sector hurt performance.

•	An overweight to telecom, with an emphasis on large-cap issues, was a detriment to relative performance as this sector was one of the worst performers during the period.

•	Although an overweight to the cable/pay TV sector was a slight detractor to performance, security selection was a strong positive and more than offset the negative impact.

•	As the airline sector fell lower, due in part to high fuel prices and the threat of terrorism, an emphasis on higher quality secured issues boosted returns.

•	Modest exposure to emerging market sovereign debt detracted from performance, as this asset class declined approximately 2.25% over the 6-month period.

June 30, 2004	Semi-Annual Report	3

Financial Highlights

High Yield Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2004+		12/31/2003		07/01/2002- 12/31/2002

Net asset value beginning of period	$8.19		$7.17		$7.25
Net investment income (a)	0.26	(d)	0.57	(d)	0.29	(d)
Net realized/unrealized gain (loss) on investments (a)	(0.24	)(d)	1.03	(d)	(0.06	)(d)
Total income from investment operations	0.02		1.60		0.23
Dividends from net investment income	(0.28)		(0.58)		(0.31)
Distributions from net realized capital gains	0.00		0.00		0.00
Total distributions	(0.28)		(0.58)		(0.31)
Net asset value end of period	$7.93		$8.19		$7.17
Total return	0.20%		23.08%		3.43%
Net assets end of period (000s)	$319		$13		$10
Ratio of net expenses to average net assets	0.61	%*(c)	0.60%		0.60	%*(b)
Ratio of net investment income to average net assets	6.54	%*(d)	7.36	%(d)	8.59	%(d)
Portfolio turnover rate	49%		97%		102%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.61%.
(c)	Ratio of Expenses to average net assets excluding interest expense is 0.60%.
(d)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a a component of realized gain(loss) in the Statement of Operations. The effect of this reclassification was to (reduce) the net investment income ratio for the period ending June 30, 2004 by (0.09)% and the net investment income per share by $(0.01). For consistency, similar reclassifications have been made to prior period amounts, resulting in (reductions) to the net investment income ratio of (0.08)% and (0.11)% and to the net investment income per share of $(0.01) and $(0.01) in the fiscal years or periods ending December 31, 2003, and 2002, respectively. This change had no impact on the reported net asset value per share for any period.

4	Semi-Annual Report	June 30, 2004	See accompanying notes

Statement of Assets and Liabilities

High Yield Portfolio

June 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value	$330,645
Cash	14
Foreign currency, at value	2,543
Receivable for investments sold	2,465
Unrealized appreciation on forward foreign currency contracts	101
Receivable for Portfolio shares sold	173
Interest and dividends receivable	6,596
Variation margin receivable	100
Unrealized appreciation on swap agreements	21
342,658

Liabilities:

Payable for investments purchased	$2,859
Unrealized depreciation on forward foreign currency contracts	9
Written options outstanding	398
Payable for Portfolio shares redeemed	12
Dividends payable	4
Accrued investment advisory fee	67
Accrued administration fee	94
Accrued servicing fee	32
Recoupment payable to Manager	2
Unrealized depreciation on swap agreements	171
3,648

Net Assets	$339,010

Net Assets Consist of:

Paid in capital	$330,728
(Overdistributed) net investment income	(2,710)
Accumulated undistributed net realized gain	11,543
Net unrealized (depreciation)	(551)
$339,010

Net Assets:

Institutional Class	$319
Administrative Class	338,692

Shares Issued and Outstanding:

Institutional Class	40
Administrative Class	42,722

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$7.93
Administrative Class	7.93

Cost of Investments Owned	$332,203
Cost of Foreign Currency Held	$2,530

See accompanying notes	June 30, 2004	Semi-Annual Report	5

Statement of Operations

High Yield Portfolio

Amounts in thousands
Six Months Ended June 30, 2004 (Unaudited)
Investment Income:

Interest	$26,945
Dividends	384
Miscellaneous income	105
Total Income	27,434

Expenses:

Investment advisory fees	937
Administration fees	1,312
Distribution and/or servicing fees - Administrative Class	562
Trustees’ fees	8
Interest expense	5
Miscellaneous expense	2
Total Expenses	2,826

Net Investment Income	24,608

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	32,492
Net realized gain on futures contracts, options, and swaps	2,120
Net realized gain on foreign currency transactions	754
Net change in unrealized (depreciation) on investments	(60,044)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(331)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	738
Net (Loss)	(24,271)

Net Increase in Assets Resulting from Operations	$337

6	Semi-Annual Report	June 30, 2004	See accompanying notes

Statements of Changes in Net Assets

High Yield Portfolio

Amounts in thousands
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$24,608	$51,650
Net realized gain	35,366	15,242
Net change in unrealized appreciation (depreciation)	(59,637)	74,319
Net increase resulting from operations	337	141,211

Distributions to Shareholders:

From net investment income
Institutional Class	(3)	(1)
Administrative Class	(24,831)	(52,189)
Total Distributions	(24,834)	(52,190)

Portfolio Share Transactions:

Receipts for shares sold
Institutional Class	298	0
Administrative Class	155,987	820,631

Issued as reinvestment of distributions
Institutional Class	3	1
Administrative Class	21,323	52,190

Cost of shares redeemed
Institutional Class	(1)	0
Administrative Class	(769,715)	(487,714)
Net increase (decrease) resulting from Portfolio share transactions	(592,105)	385,108

Total Increase (Decrease) in Net Assets	(616,602)	474,129

Net Assets:

Beginning of period	955,612	481,483
End of period*	$339,010	$955,612

*Including (overdistributed) net investment income of:	$(2,710)	$(2,484)

See accompanying notes	June 30, 2004	Semi-Annual Report	7

Schedule of Investments

High Yield Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

CORPORATE BONDS & NOTES 78.2%
Banking & Finance 10.6%
AES Ironwood LLC
8.857% due 11/30/2025	$1,645	$1,752
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	1,425	1,484
Bluewater Finance Ltd.
10.250% due 02/15/2012	1,675	1,775
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	1,000	1,008
Cedar Brakes II LLC
9.875% due 09/01/2013	572	573
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	1,050	1,134
Dow Jones TRAC-X N.A. High Yield Index
7.375% due 03/25/2009	3,520	3,445
8.000% due 03/25/2009	3,500	3,402
Eircom Funding
8.250% due 08/15/2013	800	836
FINOVA Group, Inc.
7.500% due 11/15/2009	1,380	762
Ford Motor Credit Co.
7.000% due 10/01/2013	1,650	1,668
Forest City Enterprises, Inc.
7.625% due 06/01/2015	425	429
General Motors Acceptance Corp.
7.000% due 02/01/2012	400	412
6.875% due 08/28/2012	825	841
8.000% due 11/01/2031	425	437
JET Equipment Trust
10.000% due 06/15/2012 (b)	800	540
7.630% due 08/15/2012 (b)	403	259
JSG Funding PLC
9.625% due 10/01/2012	1,840	2,024
Mizuho Preferred Capital Co.
9.870% due 06/30/2008 (c)	1,575	1,783
8.790% due 12/29/2049 (c)	700	770
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,600	2,236
7.750% due 02/15/2031	140	111
Riggs Capital Trust
8.625% due 12/31/2026	150	151
8.875% due 03/15/2027	550	554
Rotech Healthcare, Inc.
9.500% due 04/01/2012	2,000	2,145
Targeted Return Index Securities Trust
4.149% due 08/01/2015 (b)	3,225	3,352
UGS Corp.
10.000% due 06/01/2012	375	401
Universal City Development Partners
11.750% due 04/01/2010	550	639
Ventas Capital Corp.
8.750% due 05/01/2009	825	895

		35,818

Industrials 55.2%
Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	700	721
6.950% due 04/01/2008	250	254
5.250% due 06/20/2008	375	358
8.550% due 08/01/2010	350	371
6.000% due 06/20/2013	400	356
8.850% due 08/01/2030	1,053	1,031
Ahold Finance USA, Inc.
8.250% due 07/15/2010	150	159
Alderwoods Group, Inc.
12.250% due 01/02/2009	1,000	1,110
Allied Waste North America, Inc.
8.875% due 04/01/2008	600	660
8.500% due 12/01/2008	350	385
10.000% due 08/01/2009	1	1
6.375% due 04/15/2011	700	689
9.250% due 09/01/2012	2,500	2,812
7.875% due 04/15/2013	300	315
7.375% due 04/15/2014	400	391

American Media Operations, Inc.
10.250% due 05/01/2009	$1,900	$1,981
American Tower Escrow Corp.
0.000% due 08/01/2008	3,150	2,315
AmeriGas Partners LP
10.000% due 04/15/2006	120	130
8.830% due 04/19/2010	488	523
8.875% due 05/20/2011	200	214
Arco Chemical Co.
10.250% due 11/01/2010	50	51
ArvinMeritor, Inc.
6.625% due 06/15/2007	250	257
8.750% due 03/01/2012	1,050	1,144
Aviall, Inc.
7.625% due 07/01/2011	650	679
Boise Cascade Corp.
7.000% due 11/01/2013	500	514
Boyd Gaming Corp.
7.750% due 12/15/2012	900	913
Cablevision Systems Corp.
8.000% due 04/15/2012	1,000	990
Canwest Media, Inc.
10.625% due 05/15/2011	1,645	1,853
CCO Holdings LLC
8.750% due 11/15/2013	3,000	2,887
Chesapeake Energy Corp.
8.375% due 11/01/2008	650	705
7.500% due 06/15/2014	1,000	1,035
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	575	581
Colorado Interstate Gas Co.
6.850% due 06/15/2037	200	206
Commonwealth Brands, Inc.
9.750% due 04/15/2008	650	699
10.625% due 09/01/2008	850	914
Continental Airlines, Inc.
7.461% due 04/01/2015	81	76
7.373% due 12/15/2015	342	273
6.545% due 02/02/2019	169	158
Crown Castle International Corp.
9.375% due 08/01/2011	380	420
10.750% due 08/01/2011	1,000	1,125
Crown European Holdings S.A.
9.500% due 03/01/2011	2,025	2,217
10.875% due 03/01/2013	450	515
CSC Holdings, Inc.
8.125% due 07/15/2009	250	261
8.125% due 08/15/2009	2,305	2,409
7.625% due 04/01/2011	1,000	1,007
6.750% due 04/15/2012	1,250	1,206
Delhaize America, Inc.
8.125% due 04/15/2011	1,725	1,892
Dex Media West LLC
8.500% due 08/15/2010	1,150	1,259
9.875% due 08/15/2013	1,650	1,819
Dimon, Inc.
7.750% due 06/01/2013	150	140
DirecTV Holdings LLC
8.375% due 03/15/2013	1,375	1,528
Dobson Communications Corp.
8.875% due 10/01/2013	650	497
Dresser, Inc.
9.375% due 04/15/2011	1,650	1,774
Dunlop Standard Aerospace Holdings PLC
11.875% due 05/15/2009	1,048	1,119
Dura Operating Corp.
8.625% due 04/15/2012	1,875	1,922
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,100	1,050
7.670% due 11/08/2016	1,400	1,218
Dynegy Holdings, Inc.
9.875% due 07/15/2010	600	648
10.125% due 07/15/2013	1,150	1,251

EchoStar DBS Corp.
10.375% due 10/01/2007	$550	$591
El Paso CGP Co.
7.500% due 08/15/2006	1,200	1,191
6.500% due 06/01/2008	250	226
7.625% due 09/01/2008	750	697
7.750% due 06/15/2010	250	227
9.625% due 05/15/2012	200	191
7.750% due 10/15/2035	400	316
El Paso Corp.
7.000% due 05/15/2011	100	88
7.875% due 06/15/2012	2,155	1,945
7.375% due 12/15/2012	300	262
7.800% due 08/01/2031	700	565
El Paso Production Holding Co.
7.750% due 06/01/2013	1,650	1,522
Encore Acquisition Co.
6.250% due 04/15/2014	550	520
Equistar Chemicals LP
10.125% due 09/01/2008	430	473
8.750% due 02/15/2009	1,435	1,503
10.625% due 05/01/2011	400	446
Evergreen Resources, Inc.
5.875% due 03/15/2012	700	710
EXCO Resources, Inc.
7.250% due 01/15/2011	500	510
Extendicare Health Services
9.500% due 07/01/2010	800	892
Ferrellgas Partners LP
6.990% due 08/01/2005 (i)	1,000	1,013
8.870% due 08/01/2009 (i)(l)	1,200	1,273
6.750% due 05/01/2014	400	388
Fimep S.A.
10.500% due 02/15/2013	385	441
Fisher Scientific International
8.000% due 09/01/2013	650	699
Fresenius Medical Care
7.875% due 06/15/2011	2,250	2,396
General Motors Corp.
8.250% due 07/15/2023	450	472
Georgia-Pacific Corp.
8.125% due 06/15/2023	600	619
8.000% due 01/15/2024	2,750	2,764
8.875% due 05/15/2031	650	697
Grief Brothers Corp.
8.875% due 08/01/2012	400	432
GulfTerra Energy Partners LP
8.500% due 06/01/2010	649	709
Hanover Compressor Co.
9.000% due 06/01/2014	500	521
Hanover Equipment Trust
8.500% due 09/01/2008	2,300	2,444
HCA, Inc.
7.875% due 02/01/2011	950	1,043
6.250% due 02/15/2013	1,350	1,344
6.750% due 07/15/2013	625	641
HealthSouth Corp.
8.500% due 02/01/2008 (b)	110	109
8.375% due 10/01/2011 (b)	1,000	972
Hilton Hotels Corp.
7.625% due 12/01/2012	1,500	1,620
HMH Properties, Inc.
7.875% due 08/01/2008	550	566
Hollinger International Publishing
9.000% due 12/15/2010	2,550	2,958
Hollinger Participation Trust
12.125% due 11/15/2010 (d)	389	398
Horizon Lines LLC
9.000% due 11/01/2012	275	277
Host Marriott LP
9.500% due 01/15/2007	250	274
9.250% due 10/01/2007	1,200	1,329
7.125% due 11/01/2013	185	182
Ingles Markets, Inc.
8.875% due 12/01/2011	1,000	1,032

8	Semi-Annual Report	June 30, 2004	See accompanying notes

Principal
Amount	Value
(000s)	(000s)

Insight Midwest LP
9.750% due 10/01/2009	$445	$472
9.750% due 10/01/2009	900	954
10.500% due 11/01/2010	765	838
10.500% due 11/01/2010	150	164
Invensys PLC
9.875% due 03/15/2011	650	650
ISP Chemco, Inc.
10.250% due 07/01/2011	1,465	1,637
Johnsondiversey, Inc.
9.625% due 05/15/2012	390	427
K&F Industries, Inc.
9.625% due 12/15/2010	350	385
K2, Inc.
7.375% due 07/01/2014	150	153
Legrand S.A.
8.500% due 02/15/2025	550	569
Mail Well I Corp.
9.625% due 03/15/2012	1,000	1,080
Mandalay Resort Group
6.500% due 07/31/2009	750	766
9.375% due 02/15/2010	1,900	2,080
7.625% due 07/15/2013	200	200
MCI, Inc.
5.908% due 05/01/2007	300	292
6.688% due 05/01/2009	1,590	1,475
7.735% due 05/01/2014	257	231
Mediacom Broadband LLC
11.000% due 07/15/2013	1,515	1,621
Merisant Co.
9.500% due 07/15/2013	700	749
Meritor Automotive, Inc.
6.800% due 02/15/2009	250	256
MGM Mirage, Inc.
6.000% due 10/01/2009	350	345
8.375% due 02/01/2011	2,050	2,153
Midwest Generation LLC
8.300% due 07/02/2009	300	306
8.560% due 01/02/2016	3,575	3,593
8.750% due 05/01/2034	1,250	1,269
Nalco Co.
7.750% due 11/15/2011	2,750	2,894
Newpark Resources, Inc.
8.625% due 12/15/2007	890	908
Norampac, Inc.
6.750% due 06/01/2013	650	640
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	400	434
7.750% due 05/15/2011	150	157
8.750% due 11/15/2012	1,550	1,690
8.250% due 05/15/2013	850	882
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	417	477
PanAmSat Corp.
8.500% due 02/01/2012	625	713
Park Place Entertainment Corp.
9.375% due 02/15/2007	1,475	1,606
7.875% due 03/15/2010	600	636
7.000% due 04/15/2013	1,400	1,418
Peabody Energy Corp.
6.875% due 03/15/2013	1,800	1,832
Plains Exploration & Production Co
7.125% due 06/15/2014	1,625	1,662
Premcor Refining Group, Inc.
6.750% due 02/01/2011	1,000	1,033
6.750% due 05/01/2014	300	299
Pride International, Inc.
9.375% due 05/01/2007	1,330	1,360
Primedia, Inc.
7.625% due 04/01/2008	350	348
6.565% due 05/15/2010	150	153
8.000% due 05/15/2013	1,250	1,181
Quebecor Media, Inc.
11.125% due 07/15/2011	1,400	1,605
Qwest Communications International, Inc.
7.250% due 02/15/2011	2,400	2,250
7.500% due 02/15/2014	1,800	1,634

Qwest Corp.
7.200% due 11/01/2004	$470	$476
8.875% due 03/15/2012	1,650	1,790
Rayovac Corp.
8.500% due 10/01/2013	850	897
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	235	245
Roundy’s, Inc.
8.875% due 06/15/2012	1,900	2,024
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	1,450	4
9.250% due 05/15/2009 (b)	250	13
Saks, Inc.
8.250% due 11/15/2008	1	1
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	800	860
Six Flags, Inc.
9.750% due 04/15/2013	1,600	1,616
Sonat, Inc.
7.625% due 07/15/2011	2,650	2,378
SPX Corp.
6.250% due 06/15/2011	650	635
7.500% due 01/01/2013	1,875	1,931
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	550	582
7.875% due 05/01/2012	900	968
Station Casinos, Inc.
6.000% due 04/01/2012	825	802
6.500% due 02/01/2014	225	218
Stone Container Corp.
11.500% due 08/15/2006	450	454
9.750% due 02/01/2011	525	580
8.375% due 07/01/2012	650	683
Suburban Propane Partners LP
6.875% due 12/15/2013	500	486
Tenet Healthcare Corp.
6.375% due 12/01/2011	975	858
7.375% due 02/01/2013	2,975	2,707
9.875% due 07/01/2014	450	460
Tenneco Automotive, Inc.
10.250% due 07/15/2013	525	596
10.250% due 07/15/2013	1,075	1,220
Time Warner Telecom, Inc.
9.750% due 07/15/2008	950	893
10.125% due 02/01/2011	500	458
Toys “R” Us, Inc.
7.625% due 08/01/2011	750	757
7.875% due 04/15/2013	550	555
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	506
7.000% due 11/15/2013	550	525
Trinity Industries, Inc.
6.500% due 03/15/2014	900	828
TRW Automotive, Inc.
9.375% due 02/15/2013	1,220	1,382
Tyco International Group S.A.
6.750% due 02/15/2011	668	727
U.S. Airways, Inc.
9.625% due 09/01/2003 (b)	1,016	295
9.330% due 01/01/2006 (b)	84	22
United Airlines, Inc.
6.201% due 09/01/2008	225	185
7.730% due 07/01/2010	800	654
7.186% due 04/01/2011 (b)	196	163
6.602% due 09/01/2013	500	417
Valero Energy Corp.
7.800% due 06/14/2010	400	387
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,125	1,159
8.250% due 05/01/2012	790	841
Westlake Chemical Corp.
8.750% due 07/15/2011	400	436
Williams Cos., Inc.
8.625% due 06/01/2010	2,450	2,707
8.125% due 03/15/2012	450	483
7.625% due 07/15/2019	3,200	3,096
7.875% due 09/01/2021	700	677
8.750% due 03/15/2032	1,000	1,005

Young Broadcasting, Inc.
8.500% due 12/15/2008	$574	$607
8.500% due 12/15/2008	350	370
10.000% due 03/01/2011	580	593

		187,165

Utilities 12.4%
ACC Escrow Corp.
10.000% due 08/01/2011	1,600	1,388
AES Corp.
9.375% due 09/15/2010	300	321
8.875% due 02/15/2011	825	860
8.750% due 05/15/2013	2,850	3,067
8.540% due 11/30/2019	335	347
Calpine Corp.
8.500% due 07/15/2010	1,175	978
Centerpoint Energy, Inc.
7.250% due 09/01/2010	1,200	1,278
Cincinnati Bell, Inc.
7.250% due 07/15/2013	1,475	1,387
8.375% due 01/15/2014	900	806
CMS Energy Corp.
7.000% due 01/15/2005	1,950	1,970
8.900% due 07/15/2008	100	105
7.500% due 01/15/2009	2,200	2,200
7.750% due 08/01/2010	1,200	1,200
DPL, Inc.
6.875% due 09/01/2011	1,100	1,114
Edison International, Inc.
6.875% due 09/15/2004	1,000	1,009
El Paso Energy Partners
8.500% due 06/01/2011	321	349
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	1,050	1,145
8.625% due 11/14/2011	490	534
MSW Energy Holdings LLC
7.375% due 09/01/2010	650	650
Nextel Communications, Inc.
9.500% due 02/01/2011	1	1
6.875% due 10/31/2013	2,300	2,291
7.375% due 08/01/2015	1,875	1,903
Northwestern Bell Telephone
7.750% due 05/01/2030	713	631
Northwestern Corp.
7.250% due 03/03/2008	650	621
NRG Energy, Inc.
8.000% due 12/15/2013	2,150	2,182
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	700	737
8.625% due 02/15/2008	350	378
10.000% due 10/01/2009	690	783
8.500% due 06/15/2011	2,050	2,204
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	700	623
Reliant Resources, Inc.
9.250% due 07/15/2010	1,975	2,118
9.500% due 07/15/2013	350	379
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	350	324
Rural Cellular Corp.
8.250% due 03/15/2012	950	976
SESI LLC
8.875% due 05/15/2011	615	666
South Point Energy Corp.
8.400% due 05/30/2012	1,659	1,444
TECO Energy, Inc.
7.500% due 06/15/2010	1,950	1,979
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	500	483
Triton PCS, Inc.
8.500% due 06/01/2013	575	546

		41,977

Total Corporate Bonds & Notes (Cost $266,069)		264,960

See accompanying notes	June 30, 2004	Semi-Annual Report	9

Schedule of Investments (Cont.)

High Yield Portfolio

June 30, 2004 (Unaudited)

Principal
Amount	Value
(000s)	(000s)

MUNICIPAL BONDS & NOTES 0.2%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	$650	$583

Total Municipal Bonds & Notes (Cost $623)		583

MORTGAGE-BACKED SECURITIES 0.2%
Continental Airlines, Inc.
6.920% due 04/02/2013 (i)(l)	840	829

Total Mortgage-Backed Securities (Cost $752)		829

ASSET-BACKED SECURITIES 3.9%

Allegheny Energy, Inc.
5.350% due 06/08/2011 (c)	36	37
5.430% due 06/08/2011 (c)	180	183
5.640% due 06/08/2011 (c)	1,584	1,615
Aquila, Inc.
8.000% due 04/15/2006 (c)	465	480
Brenntag
3.880% due 02/28/2012 (c)	1,250	1,268
Centennial Communications
3.875% due 01/20/2011 (c)	38	38
3.910% due 01/20/2011 (c)	754	759
3.910% due 01/20/2011 (c)	71	71
4.050% due 01/20/2011 (c)	35	36
DirecTV Holdings LLC
3.350% due 03/06/2010 (c)	330	335
3.950% due 04/06/2010 (c)	322	327
Inmarsat Ventures PLC
4.111% due 10/10/2010 (c)	600	607
4.611% due 10/10/2011 (c)	600	607
Invensys PLC
4.611% due 08/05/2009 (c)	87	89
4.611% due 09/30/2009 (c)	313	317
5.861% due 12/30/2009 (c)	900	925
Midwest Generation LLC
4.380% due 04/27/2011 (c)	1,000	1,013
4.570% due 04/27/2011 (c)	1,000	1,013
NRG Energy, Inc.
5.500% due 05/08/2010 (c)	378	390
5.070% due 12/23/2010 (c)	213	220
Qwest Corp.
6.500% due 06/30/2007 (c)	1,850	1,925
Tucson Electric Power Co.
5.000% due 03/30/2009 (c)	1,000	1,011

Total Asset-Backed Securities (Cost $13,090)		13,266

SOVEREIGN ISSUES 5.7%

Republic of Brazil
2.062% due 04/15/2006 (c)	1,056	1,042
11.000% due 01/11/2012	800	809
8.000% due 04/15/2014 (c)	3,987	3,662
8.250% due 01/20/2034	1,100	835
10.250% due 06/17/2013	200	194
11.000% due 08/17/2040	2,750	2,595
Republic of Guatemala
9.250% due 08/01/2013	225	245
Republic of Panama
9.625% due 02/08/2011	850	946
9.375% due 07/23/2012	375	412
8.875% due 09/30/2027	1,050	1,024

Republic of Peru
9.125% due 01/15/2008		$600	$654
9.125% due 02/21/2012		1,550	1,596
9.875% due 02/06/2015		350	367
4.500% due 03/07/2017 (c)		600	487
5.000% due 03/07/2017 (c)		228	199
Republic of Ukraine
11.000% due 03/15/2007		342	369
6.875% due 03/04/2011		500	472
7.650% due 06/11/2013		300	286
Russian Federation
5.000% due 03/31/2030 (c)		3,435	3,145

Total Sovereign Issues (Cost $20,262)			19,339

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 1.2%

El Paso Corp.
5.750% due 03/14/2006	EC	700	818
Johnsondiversey, Inc.
9.625% due 05/15/2012		350	462
JSG Funding PLC
10.125% due 10/01/2012		650	862
Kronos International, Inc.
8.875% due 06/30/2009		300	390
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,420	1,676

Total Foreign Currency-Denominated Issues (Cost $3,708)			4,208

CONVERTIBLE BONDS & NOTES 0.9%
Banking & Finance 0.5%
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007		$1,600	1,612

Industrials 0.2%
Dimon, Inc.
6.250% due 03/31/2007		850	769

Utilities 0.2%
Rogers Communication, Inc.
2.000% due 11/26/2005		665	631

Total Convertible Bonds & Notes (Cost $2,880)			3,012

COMMON STOCKS 0.3%
	Shares
Communications 0.2%
MCI, Inc.		38,968	562

Industrials 0.1%
Dobson Communications Corp.		85,601	279

Total Common Stocks (Cost $1,253)			841

CONVERTIBLE PREFERRED STOCK 0.0%

Dobson Communications Corp.
6.000% due 08/19/2016		650	71

Total Convertible Preferred Stock (Cost $109)			71

PREFERRED SECURITY 0.3%

Riggs Capital Trust II
8.875% due 03/15/2027		950,000	957

Total Preferred Security (Cost $900)			957

Value
Shares	(000s)

PREFERRED STOCK 0.3%

Fresenius Medical Care
7.875% due 02/01/2008	1,050	$1,110

Total Preferred Stock (Cost $1,082)		1,110

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar September Futures (CME)
Strike @ 96.500 Exp. 09/13/2004	400	2

Total Purchased Put Options (Cost $4)		2

SHORT-TERM INSTRUMENTS 6.3%
	Principal Amount (000s)
Commercial Paper 5.0%
Barclays U.S. Funding Corp.
1.280% due 09/27/2004	$1,600	1,594
CDC Commercial Corp.
1.260% due 09/22/2004	4,000	3,986
Freddie Mac
1.200% due 08/09/2004	900	899
1.410% due 09/14/2004	200	200
1.560% due 10/20/2004	3,400	3,383
General Electric Capital Corp.
1.460% due 09/14/2004	1,600	1,595
1.480% due 09/15/2004	900	897
HBOS Treasury Services PLC
1.290% due 09/24/2004	600	598
TotalFinaElf Capital S.A.
1.420% due 07/01/2004	3,000	3,000
UBS Finance, Inc.
1.245% due 07/21/2004	900	900

		17,052

Repurchase Agreement 0.9%
State Street Bank
0.800% due 07/01/2004	3,019	3,019

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $3,080. Repurchase proceeds are $3,019.)
U.S. Treasury Bills 0.4%
1.205% due 09/02/2004-09/16/2004 (a)(e)(f)	1,400	1,396

Total Short-Term Instruments (Cost $21,471)		21,467

Total Investments 97.5%		$330,645
(Cost $332,203)

Written Options (h) (0.1%)		(398)
(Premiums $2,085)

Other Assets and Liabilities (Net) 2.6%		8,763

Net Assets 100.0%		$339,010

10	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) Security is in default.

(c) Variable rate security.

(d) Payment in-kind bond security.

(e) Securities with an aggregate market value of $649 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2005	20	$(44)
Eurodollar March Long Futures	03/2006	34	(106)
Eurodollar June Long Futures	06/2005	34	(109)
Eurodollar September Long Futures	09/2005	34	(109)
Eurodollar December Long Futures	12/2005	34	(109)
Euribor June Long Futures	06/2005	118	(47)
Euribor Purchased Put Options Strike @ 89.000	03/2005	310	(4)
Euribor September Long Futures	09/2005	71	(112)

			$(640)

(f) Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts at June 30, 2004.

(g) Swap agreements outstanding at June 30, 2004:

Type	Notional Amount	Appreciation/ (Depreciation)

Receive a fixed rate equal to 1.350% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: UBS Warburg LLC
Exp. 09/20/2004	$5,000	$7

Receive a fixed rate equal to 1.400% and the Portfolio will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/20/2004	4,000	12

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Clear Channel Communications, Inc. 7.650% due 09/15/2010.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	$1,286	$(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Comcast Cable Communications, Inc. 6.750% due 01/30/2011.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Cox Communications, Inc. 7.750% due 11/01/2010.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Harrah’s Operating Co. 8.000% due 02/01/2011.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.875% due 11/15/2028.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 2.600% and the Portfolio will pay to the counterparty at par in the event of default of Time Warner, Inc. 6.875% due 05/01/2012.
Counterparty: Goldman Sachs & Co.
Exp. 09/20/2004	1,286	(11)

Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/30/2004	5,000	2

Receive a fixed rate equal to 0.720% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030.
Counterparty: Goldman Sachs & Co.
Exp. 10/21/2004	4,000	(2)

Receive a fixed rate equal to 4.100% and the Portfolio will pay to the counterparty at par in the event of default of Dow Jones TRAC-X NA High Yield Series.
Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2009	5,000	(92)

		$(150)

See accompanying notes	June 30, 2004	Semi-Annual Report	11

Schedule of Investments (Cont.)

High Yield Portfolio

June 30, 2004 (Unaudited)

(h) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures		$115.000		08/27/2004	76	$36	$2

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Greenwich Capital Markets, Inc.	5.250	%*	07/19/2004	$21,400	$128	$3
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	08/02/2004	5,600	19	12
Call - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	4.000	%**	10/07/2004	27,000	416	1
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	6.500	%*	10/07/2004	27,000	797	9
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	5,900	285	210
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	9,100	215	157
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	9,100	190	4
						$2,050	$396
* The Portfolio will pay a floating rate based on 3-month LIBOR.
**The Portfolio will receive a floating rate based on 3-month LIBOR.
(i) Restricted security or securities as of June 30, 2004:
Issuer Description				Acquisition Date	Cost as of June 30, 2004	Market Value as of June 30, 2004	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.				08/11/2003	$1,008	$1,008	0.30%
Continental Airlines, Inc.				07/01/2003	752	829	0.24
Ferrellgas Partners LP				06/30/2003	990	1,013	0.30
Ferrellgas Partners LP				06/30/2003	1,334	1,273	0.38
					$4,084	$4,123	1.22%

(j) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	1,152		07/2004	$6	$(5)	$1
Sell		6,621		07/2004	86	(4)	82
Buy	JY	167,529		07/2004	9	0	9
					$101	$(9)	$92

(k) Principal amount denoted in indicated currency:

EC - Euro

JY - Japanese Yen

(l) Indicates a fair-valued security which has not been valued utilizing an independent quote but has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair-valued securities is $2,102, which represents 0.62% of net assets.

12	Semi-Annual Report	June 30, 2004	See accompanying notes

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1998.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable

June 30, 2004	Semi-Annual Report	13

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Loan Agreements. The Portfolio may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for

14	Semi-Annual Report	June 30, 2004

purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. The Portfolio may invest in payment in-kind securities. Payment-in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require an adjustment in an amount equal to the accrued interest to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Restricted Securities. The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Portfolio has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income by $(360,176), and $(526,777), and net realized gain by $377,876 and $505,063 and net change in unrealized appreciation (depreciation) by $(17,699) and $21,714 for the six months ended June 30, 2004 and year ended December 31, 2003, respectively. There is no effect on the Portfolio’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at

June 30, 2004	Semi-Annual Report	15

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.35%.

Servicing Fee. PA Distributors LLC (“PAD”), formerly known as PIMCO Advisors Distributors LLC, is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD was 0.15% during current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Institutional Class	0.60%
Administrative Class	0.75%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2004 were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 249	$ 0	$ 322,435	$ 849,926

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 12/31/2003	$1,902
Sales	961
Closing Buys	(418)
Expirations	(360)
Exercised	0
Balance at 06/30/2004	$2,085

6. In-Kind Transactions

For the six months ended June 30, 2004, the following Funds realized gain or losses from in-kind redemptions of approximately (amounts in thousands):

Realized Gains	Realized Losses
$ 29,020	$ (5,409)

16	Semi-Annual Report	June 30, 2004

7. Federal Income Tax Matters

At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Depreciation
$ 6,756	$ (8,314)	$ (1,558)

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2004		Year Ended 12/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	38	$298	0	$0
Administrative Class	19,173	155,987	106,916	820,631

Issued as reinvestment of distributions

Institutional Class	0	3	1	1
Administrative Class	2,632	21,323	6,690	52,190

Cost of shares redeemed

Institutional Class	0	(1)	0	0
Administrative Class	(95,728)	(769,715)	(64,075)	(487,714)

Net increase (decrease) resulting from Portfolio share transactions	(73,885)	$(592,105)	49,532	$385,108

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Institutional Class	1	96
Administrative Class	3	89

9. Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint against Allianz Dresdner Asset Management of America L.P. (“ADAM”), PA Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) (“PAD”), PEA Capital LLC (formerly known as PIMCO Equity Advisors LLC) (“PEA”), and Pacific Investment Management Company LLC (“PIMCO”) in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”) and the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”). On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (“New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

On May 6, 2004, the Securities and Exchange Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”), PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing”

June 30, 2004	Semi-Annual Report	17

Notes to Financial Statements (Cont.)

June 30, 2004 (Unaudited)

arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 20, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against ADAM, PAD, PIMCO, PEA, the PIMS Funds, the MMS Funds, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the U.S. District Court for the District of Connecticut on February 27, 2004 (naming as defendants ADAM, PAD, PEA, the PIMS Funds, the MMS Funds, the Trust, PCM and certain other parties); (2) a lawsuit filed in the U.S. District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, ADAM, PEA and PAD); (3) a lawsuit filed in the U.S. District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the U.S. District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the U.S. District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming ADAM, PAFM and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the U.S. District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming ADAM, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the U.S. District Court for the District of New Jersey on April 20, 2004 (naming ADAM, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the U.S. District Court for the Northern District of California on April 28, 2004 (naming ADAM, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds” as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the U.S. District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against ADAM, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the U.S. District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

Under Section 9(a) of the 1940 Act, if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

PIMCO, PAD and the Trust believe that these developments will not have a material adverse effect on the Portfolios or on PIMCO’s, or PAD’s ability to perform their respective investment advisory or distribution services on behalf of the Portfolios.

18	Semi-Annual Report	June 30, 2004

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

Item 2.	Code of Ethics—Not applicable.

Item 3.	Audit Committee Financial Expert—Not applicable.

Item 4.	Principal Accountant Fees and Services—Not applicable.

Item 5.	Audit Committee of Listed Registrants—Not applicable.

Item 6.	Schedule of Investments—Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases—Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders—Not applicable.

Item 10.	Controls and Procedures

	(a)	The principal executive officer and principal financial officer of PIMCO Variable Insurance Trust (“Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 11.	Exhibits

	(a)(1)	Exhibit 99. CODE—Not applicable.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	September 7, 2004

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	September 7, 2004